As filed with the Securities and Exchange Commission on April 26, 2013.

                                                     Registration No. 333-148423
                                                              File No. 811-08260

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   |x|
                 Pre-Effective Amendment No.                                 |_|
                 Post-Effective Amendment No. 6                              |x|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |x|
                 Amendment No. 53                                            |x|

                          CMFG VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                           CMFG LIFE INSURANCE COMPANY
                               (Name of Depositor)
                             5910 Mineral Point Road
                                Madison, WI 53705
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (319) 352-4090

                             Ross D. Hansen, Esquire
                           CMFG Life Insurance Company
                             5910 Mineral Point Road
                                Madison, WI 53705
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

| | immediately upon filing pursuant to paragraph (b) of Rule 485. |x| on May 1, 2013 pursuant to paragraph (b) of Rule 485.
| | 60 days after filing pursuant to paragraph (a)(i) of Rule 485. | | on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:
| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Units of interest in a Variable Account under individual flexible premium deferred variable annuity contracts.

PROSPECTUS                                                           MAY 1, 2013


      =====================================================================
                           MEMBERS(R) VARIABLE ANNUITY II
              A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                           CMFG LIFE INSURANCE COMPANY
      =====================================================================

In this Prospectus, you will find information you should know before investing. Please read it carefully and keep it for future reference. The Contract is available to individuals, or in connection with retirement plans, including plans that qualify for special federal tax treatment under the Code. This discussion in this Prospectus is meant for current Owners. We no longer issue new Contracts.


The Contract is supported by the assets of the CMFG Variable Annuity Account, a separate account of CMFG Life Insurance Company ("we", "our" or "us"), which is divided into Subaccounts that each invest in a Fund. The investment performance of the Subaccounts you select will affect your Contract Value, as well as any Income Payments. You bear the entire investment risk on any amounts you allocate to these Subaccounts. There is a Subaccount that invests in each of the following Funds. This Prospectus is accompanied by a current prospectus for these Funds.



AIM VARIABLE INSURANCE FUNDS                 OPPENHEIMER VARIABLE ACCOUNT FUNDS             ULTRA SERIES FUND
    (INVESCO VARIABLE INSURANCE FUNDS)       Oppenheimer Main Street Small Cap              Conservative Allocation Fund
Invesco V.I. Global Real Estate Fund           Fund(R)/VA (f/k/a Oppenheimer Main           Moderate Allocation Fund
Invesco V.I. Growth and Income Fund            Street Small- & Mid-Cap Fund(R)/VA)          Aggressive Allocation Fund
    (f/k/a Invesco Van Kampen V.I. Growth    Oppenheimer Main Street Fund(R)/VA             Money Market Fund
    and Income Fund)                                                                        Core Bond Fund (f/k/a Bond Fund)
Invesco V.I. Mid Cap Growth Fund (f/k/a      PANORAMA SERIES FUND, INC.                     High Income Fund
    Invesco Van Kampen V.I. Mid Cap          Oppenheimer International Growth Fund/VA       Diversified Income Fund
    Growth Fund)                                                                            Large Cap Value Fund
                                             PIMCO VARIABLE INSURANCE TRUST                 Large Cap Growth Fund
FRANKLIN TEMPLETON VARIABLE                  PIMCO CommodityRealReturn(R) Strategy          Mid Cap Fund
    INSURANCE PRODUCTS TRUST                   Portfolio                                    Small Cap Fund
Franklin High Income Securities Fund         PIMCO Total Return Portfolio                   International Stock Fund
Franklin Income Securities Fund              PIMCO Global Bond Portfolio (Unhedged)
Mutual Global Discovery Securities Fund



The Statement of Additional Information ("SAI") contains additional information about the Contract and the Variable Account. You will find its table of contents on the last page of this Prospectus. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference. You may obtain a copy of the SAI dated May 1, 2013 free of charge by contacting us. Additionally, the SEC maintains a website at http://www.sec.gov that contains the SAI and other information.


Investment in a variable annuity contract is subject to risks, including the possible loss of money. Unlike credit union and bank accounts, money invested in the Variable Account is not insured. Money in the Variable Account is not deposited in or guaranteed by any credit union or bank and is not guaranteed by any government agency.

CUNA Brokerage Services, Inc. ("CBSI") serves as the principal underwriter and distributor of the Contract. More information about CBSI is available at http://www.finra.org through Financial Industry Regulatory Authority Inc.'s ("FINRA") BrokerCheck online tool or by calling 1-800-289-9999.

--------------------------------------------------------------------------------
 THE SEC HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                               A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
================================================================================

                                                                            Page
DEFINITIONS ................................................................. 1
  Accumulation Unit ......................................................... 1
  Annuitant ................................................................. 1
  Beneficiary ............................................................... 1
  Code ...................................................................... 1
  Contract .................................................................. 1
  Contract Anniversary ...................................................... 1
  Contract Issue Date ....................................................... 1
  Contract Value ............................................................ 1
  Contract Year ............................................................. 1
  Due Proof of Death ........................................................ 1
  Fixed Account Option ...................................................... 1
  Fixed Amount............................................................... 1
  Fixed Contract Value ...................................................... 1
  Fixed Period .............................................................. 1
  Fund ...................................................................... 1
  General Account............................................................ 2
  Income Payment ............................................................ 2
  Income Payment Option ..................................................... 2
  Loan Account .............................................................. 2
  Loan Amount ............................................................... 2
  Mailing Address ........................................................... 2
  Net Purchase Payment ...................................................... 2
  Owner ..................................................................... 2
  Payee ..................................................................... 2
  Payout Date ............................................................... 2
  Payout Proceeds ........................................................... 2
  Qualified Contract ........................................................ 2
  Subaccount ................................................................ 2
  Subaccount Value........................................................... 2
  Surrender Value ........................................................... 2
  Valuation Day ............................................................. 2
  Valuation Period .......................................................... 2
  Variable Account .......................................................... 3
  Variable Contract Value ................................................... 3
  Written Request............................................................ 3
EXPENSE TABLES .............................................................. 3
  Owner Transaction Expenses ................................................ 3
  Periodic Charges other than Fund Expenses ................................. 3
  Range of Expenses for the Funds ........................................... 4
  Examples of Maximum Charges ............................................... 4
SUMMARY ..................................................................... 5
  The Contract............................................................... 5
  Charges and Deductions .................................................... 6

  Payout Provisions ........................................................  7
  Federal Tax Status .......................................................  7
CMFG LIFE INSURANCE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS.............  7
  CMFG Life Insurance Company ..............................................  7
  CMFG Variable Annuity Account ............................................  7
  The Funds.................................................................  7
  Availability of Funds .................................................... 10
  Servicing Fees and Other Fund-Related Payments............................ 10
  Voting Rights ............................................................ 11
  Material Conflicts........................................................ 11
  Substitution of Securities ............................................... 11
THE FIXED ACCOUNT OPTION ................................................... 12
  Fixed Period ............................................................. 12
  Fixed Contract Value ..................................................... 12
  Preservation Plus Program ................................................ 13
DESCRIPTION OF THE CONTRACT ................................................ 13
  Issuance of a Contract ................................................... 13
  Right to Examine ......................................................... 13
  Purchase Payments ........................................................ 13
  Allocation of Purchase Payments .......................................... 14
  Contract Value ........................................................... 14
  Transfer Privileges ...................................................... 15
  Surrenders (Redemption) and Partial Withdrawals .......................... 17
  Contract Loans ........................................................... 18
  Death Benefit Before the Payout Date ..................................... 18
  Proportional Adjustment for Partial Withdrawals .......................... 19
MISCELLANEOUS MATTERS ...................................................... 20
  Payments ................................................................. 20
  Modification ............................................................. 20
  Reports to Owners ........................................................ 21
  Inquiries ................................................................ 21
INCOME PAYMENT OPTIONS ..................................................... 21
  Payout Date and Proceeds ................................................. 21
  Election of Income Payment Options ....................................... 21
  Fixed Income Payments .................................................... 22
  Variable Income Payments ................................................. 22
  Description of Income Payment Options..................................... 22
  Death Benefit After the Payout Date ...................................... 24
CHARGES AND DEDUCTIONS ..................................................... 24
  Mortality and Expense Risk Charges ....................................... 24
  Fund Expenses ............................................................ 24
  Surrender Charge (Contingent Deferred Sales Charge) ...................... 24
  Annual Contract Fee....................................................... 25
  Transfer Processing Fee .................................................. 25
  Duplicate Contract Charge ................................................ 25
  Premium Taxes............................................................. 26

  Other Taxes .............................................................. 26
  Loan Interest Charge ..................................................... 26
  Enhanced Death Benefit Rider Charges ..................................... 26
  Endorsement Charges ...................................................... 26
RIDERS AND ENDORSEMENTS .................................................... 26
  Maximum Anniversary Value Death Benefit .................................. 26
  5% Annual Guarantee Death Benefit ........................................ 27
  Minimum Death Benefit Guarantee Rider .................................... 27
  Executive Benefits Plan Endorsement....................................... 28
  Change of Annuitant Endorsement........................................... 28
  Income Payment Increase Endorsement ...................................... 28
DISTRIBUTION OF THE CONTRACT ............................................... 28
FEDERAL TAX MATTERS ........................................................ 29
  Introduction ............................................................. 29
  Tax Status of the Contract ............................................... 29
  Taxation of Annuities .................................................... 30
  Separate Account Charges ................................................. 31
  Transfers, Assignments, or Exchanges of a Contract ....................... 31
  Withholding .............................................................. 31
  Multiple Contracts........................................................ 32
  Taxation of Qualified Plans............................................... 32
  Possible Charge for our Taxes ............................................ 33
  Other Tax Consequences.................................................... 33
LEGAL PROCEEDINGS .......................................................... 34
COMPANY HOLIDAYS ........................................................... 34
FINANCIAL STATEMENTS ....................................................... 34
APPENDIX A FINANCIAL HIGHLIGHTS ........................................... A-1
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS ..................... S-1

                                   DEFINITIONS
================================================================================

ACCUMULATION UNIT
A unit of measure used to calculate Variable Contract Value.

ANNUITANT
The person or persons named in the application and on whose life the first Income Payment is to be made. The maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant. Only spouses may be joint Annuitants, unless otherwise required by state law.

BENEFICIARY
The person to whom the proceeds payable on the death of an Annuitant will be paid.

CODE
The Internal Revenue Code of 1986, as amended.

CONTRACT
MEMBERS Variable Annuity II.

CONTRACT ANNIVERSARY
The same date in each Contract Year as the Contract Issue Date.

CONTRACT ISSUE DATE
The date on which we issue the Contract and upon which the Contract becomes effective. This date is shown on the Data Page of the Contract and is also used to determine Contract Years and Contract Anniversaries.

CONTRACT VALUE
The total amount invested under the Contract. It is the sum of the Variable Contract Value, the Fixed Contract Value and the value in the Loan Account.

CONTRACT YEAR
A twelve-month period beginning on the Contract Issue Date or on a Contract Anniversary.

DATA PAGES
Pages attached to your Contract that describe certain terms applicable to your specific Contract.

DUE PROOF OF DEATH
Proof of death satisfactory to us. Such proof may consist of the following if acceptable to us:

       (a) a certified copy of the death record;
       (b) a certified copy of a court decree reciting a finding of death;
       (c) any other proof satisfactory to us.

FIXED ACCOUNT OPTION
An allocation option under the Contract funded by the General Account. It is not part of or dependent upon the investment performance of the Variable Account.

FIXED AMOUNT
Any portion of Fixed Contract Value allocated to a particular Fixed Period with a particular expiration date (including interest thereon) less any withdrawals (including any applicable market value adjustments and surrender charges) or transfers.

FIXED CONTRACT VALUE
The value of the Contract Value in the Fixed Account Option.

FIXED PERIOD
A choice under the Fixed Account Option of a specific number of years for which we agree to credit a particular effective annual interest rate.

FUND
An investment portfolio of any open-end management investment company or unit investment trust in which a Subaccount invests.

GENERAL ACCOUNT
Our assets other than those allocated to the Variable Account or any of our other separate accounts.

INCOME PAYMENT
One of several periodic payments made by us to the Payee under an Income Payment Option.

INCOME PAYMENT OPTION
The form of Income Payments selected by the Owner under the Contract.

LOAN ACCOUNT
For any Contract, a portion of our General Account to which Variable Contract Value or Fixed Contract Value is transferred to provide collateral for any loan taken under the Contract.

LOAN AMOUNT
The sum of your loan principal plus any accrued loan interest.

MAILING ADDRESS
2000 Heritage Way, Waverly, IA 50677.

NET PURCHASE PAYMENT
A purchase payment less any deduction for premium taxes.

OWNER
The person(s) ("you") who own(s) the Contract and who is (are) entitled to exercise all rights and privileges provided in the Contract.

PAYEE
The person receiving Income Payments during the Payout Period. The Owner is the Payee unless he or she specifies otherwise.

PAYOUT DATE
The date on which Payout Proceeds are applied to an Income Payment Option.

PAYOUT PROCEEDS
The Contract Value less any Loan Amount, less any premium taxes, less a pro-rated portion of the annual Contract fee, plus or minus any applicable market value adjustment, less any applicable rider charges and any applicable surrender charges as of the Payout Date. This is the amount applied to Income Payments under one of the Income Payment Options.

QUALIFIED CONTRACT
A contract that is issued in connection with retirement plans that qualify for special federal income tax treatment under Section(s) 401, 403(b), 408, 408A or 457(b) of the Code.

SUBACCOUNT
A subdivision of the Variable Account, the assets of which are invested in a corresponding Fund.

SUBACCOUNT VALUE
Before the Payout Date, that part of any Net Purchase Payment allocated to the Subaccount plus any Contract Value transferred to that Subaccount, adjusted by interest income, dividends, net capital gains or losses (realized or unrealized), and decreased by withdrawals (including any applicable surrender charges, administrative fee, any charge for riders or premium taxes) and any Contract value transferred out of that Subaccount.

SURRENDER VALUE
The Contract Value less any applicable surrender charges, market value adjustment, premium taxes, annual Contract fee, any charge for riders and Loan Amount.

VALUATION DAY
For each Subaccount, each day that the New York Stock Exchange is open for business except days that the Subaccount's corresponding Fund does not value its shares.

VALUATION PERIOD
The period beginning at the close of regular trading on the New York Stock Exchange on any Valuation Day and ending at the close of regular trading on the next succeeding Valuation Day.

VARIABLE ACCOUNT
CMFG Variable Annuity Account.

VARIABLE CONTRACT VALUE
The sum of the Subaccount Values.

WRITTEN REQUEST
A request in writing and in a form satisfactory to us signed by the Owner and received at our Mailing Address. A Written Request may also include a telephone or fax request for specific transactions that are made as allowed under the terms of an executed telephone or fax authorization, with original signature, on file at our Mailing Address. We may also accept a surrender request properly submitted by fax or e-mail by your registered representative in connection with the purchase of another contract issued by us.

                                 EXPENSE TABLES
================================================================================

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, make partial withdrawals from or fully surrender the Contract, or transfer Contract Value between the Subaccounts and/or the Fixed Account Option. This table also includes the charges that would be paid for exercising the benefits provided by the optional endorsements. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

----------------------------------------------------------------------------------------------------
Sales Load on purchase payments                          None
----------------------------------------------------------------------------------------------------
Maximum Surrender Charge (Contingent Deferred
Sales Charge) as a percentage of purchase payments
surrendered or withdrawn                                 7%
----------------------------------------------------------------------------------------------------
Transfer Processing Fee                                  $10 per transfer*
----------------------------------------------------------------------------------------------------
Duplicate Contract Charge                                $30 for each duplicate Contract
----------------------------------------------------------------------------------------------------
Loan Interest Spread                                     3.50%**
----------------------------------------------------------------------------------------------------
Charges for Optional Endorsements
----------------------------------------------------------------------------------------------------
Executive Benefits Plan Endorsement                      $150***
----------------------------------------------------------------------------------------------------
Change of Annuitant Endorsement                          $150****
----------------------------------------------------------------------------------------------------
Income Payment Increase Endorsement                      $150*****
----------------------------------------------------------------------------------------------------
Research Fee                                             $50
----------------------------------------------------------------------------------------------------

* We only charge this fee after the first 12 transfers each Contract Year. We currently do not impose this fee.
** The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (at an effective annual rate of 6.50%) and the amount of interest we credit to the Loan Account (currently, an effective annual rate of 4.50%), guaranteed to be at least an effective annual rate of 3.00%.). The current Loan Interest Spread is 2.00%.
***We only charge this fee if we waive surrender charges under this endorsement during the first two Contract Years. We currently do not impose this fee. ****Generally, there is no charge for this endorsement; however, if the Owner exercises the rights under this endorsement during the first two Contract Years, we may charge up to $150 for the endorsement.
*****Currently there is no charge for this endorsement, however we may charge up to $150 for the endorsement.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES

----------------------------------------------------------------------------------------------------
Annual Contract Fee                                                         $30 per Contract Year *
----------------------------------------------------------------------------------------------------
Variable Account Annual Expenses
 (as a percentage of average Variable Contract Value):
----------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                          1.15%
 ---------------------------------                                          -----
 Total Variable Account Annual Expenses                                     1.15%
----------------------------------------------------------------------------------------------------
Charges for Optional Riders
----------------------------------------------------------------------------------------------------
 Maximum Anniversary Value Death Benefit (as a percentage of
average monthly Contract Value for the prior year)                          0.15%
----------------------------------------------------------------------------------------------------
 5% Annual Guarantee Death Benefit (as a percentage of average
monthly Contract Value for the prior year)                                  0.20%**
----------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
 Minimum Death Benefit Guarantee (issue age 76 or greater) (as a
percentage of average monthly Contract Value for the prior year)            0.15%
---------------------------------------------------------------------------------------------------
       * This fee is currently waived if the Contract Value is $25,000 or more.
       **For contracts issued before May 1, 2003, the charge is 0.15% of average of average monthly contract value for the prior year.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectuses for the Funds.

RANGE OF EXPENSES FOR THE FUNDS


-----------------------------------------------------------------------------------------------------------
                                                                                       Minimum     Maximum
-----------------------------------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses (total of all expenses that are deducted
  from Fund assets, including management fees, and other expenses)                      0.46%       1.39%
-----------------------------------------------------------------------------------------------------------



The expenses used to prepare this table were provided to us by the Funds. The expenses shown reflect the highest and lowest expenses incurred for the year ended December 31, 2012, rounded to the nearest 100th of one percent. Current or future expenses may be greater or less than those shown. The table showing the range of expenses for the portfolios takes into account the expenses of several Ultra Series Fund allocation portfolios that are "fund of funds." A "fund of funds" portfolio typically allocates its assets, within predetermined percentage ranges, among certain other fund portfolios, including exchange traded funds (each such portfolio an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, we took into account the information received from the Ultra Series Fund on the combined actual expenses for each of the "fund of funds" and the portfolios in which it invests. (The combined expense information includes the pro rata portion of the fees and expenses incurred indirectly by an Ultra Series Fund allocation portfolio as a result of its investment in shares of one or more Acquired Funds.) See the prospectus for the Ultra Series Fund for a presentation of the applicable Acquired Fund fees and expenses.


EXAMPLES OF MAXIMUM CHARGES
The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples show the maximum costs of investing in the Contract, including surrender charges, the annual Contract fee, (after being converted into a percentage), Variable Account annual expenses, the 5% Annual Guarantee Death Benefit (assuming election after May 1, 2003), and the maximum Annual Fund Operating Expenses.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract (or you annuitize the Contract under Income Payment Option 1 or Option 2 (with variable Income Payments), at the end of the applicable time period:

------------------------------------------------------
  1 year         3 years       5 years      10 years
------------------------------------------------------
   $926           $1,357        $1,813        $3,252
------------------------------------------------------

(2) If you do not surrender your Contract (or you do not annuitize the Contract under Income Payment Option 2 (with fixed Income Payments) or Options 3-8) at the end of the applicable time period:

------------------------------------------------------
  1 year         3 years       5 years      10 years
------------------------------------------------------
   $296           $907          $1,543        $3,252
------------------------------------------------------

The Examples are illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

The examples provided above assume that no transfer charges, premium taxes, or market value adjustments have been assessed.

Appendix A to this Prospectus provides certain financial information concerning the Subaccounts, including information about Accumulation Unit values.

                                     SUMMARY
================================================================================

The following section summarizes certain provisions that we describe in more detail later in the Prospectus.

THE CONTRACT

Issuance of a Contract. We issue Contracts to individuals or to employers or other groups in connection with retirement plans.

Right to Examine Period. You may cancel the Contract within 10 days after you receive it and we will return the Contract Value or the amount required by law. State or federal law may require additional return privileges. If you cancel the Contract, it will become void.

Purchase Payments. Generally, you must make payments totaling $5,000 within the first 12 months of the Contract. Certain Qualified Contracts, Section 1035 Contracts, and Contracts sold to employees have lower minimum purchase amounts. Unless you pay the minimum purchase amount in full at the time of application, an automatic purchase payment plan must be established resulting in the minimum purchase amount being paid before the end of the first 12 months after the Contract Issue Date.

Allocation of Purchase Payments. You may allocate purchase payments to one or more of the Subaccounts of the Variable Account and/or to the Fixed Account Option. Each Subaccount invests solely in a corresponding underlying Fund. The investment performance of the Fund(s) will affect the Subaccount in which you invest your purchase payments and your Contract Value.

Transfers. On or before the Payout Date, you may transfer all or part of the Contract Value between Subaccount(s) or the Fixed Account Option, subject to certain restrictions.

No fee currently is charged for transfers, but we may charge $10 for each transfer over 12 during a Contract Year.

Partial Withdrawal. You may withdraw part of your Contract's Surrender Value by Written Request to us on or before the Payout Date, subject to certain limitations.

Surrender. You may surrender the Contract and receive its Surrender Value, by Written Request to us before the Payout Date.

Replacement of Existing Contract. It may not be in your best interest to surrender, lapse, change, or borrow from an existing life insurance policy or annuity contract in connection with the purchase of the Contract. Before doing so, you should compare both contracts carefully. Remember that if you exchange another contract for one described in this Prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and under this Contract there will be a new surrender charge period, other charges may be higher, and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

State Variations. Certain provisions of the Contract may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal restrictions in your state. Contact us at our Mailing Address or see your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Other Annuity Contracts. We offer other variable annuity contracts that have different contract features, death benefits, and optional programs. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about these other contracts, contact us at our Mailing Address or your registered representative.

Qualified Contracts. An advantage of the Contract is that it provides the ability to accumulate Contract Value on a tax-deferred basis. However, the purchase of a Qualified Contract to fund a tax-qualified retirement plan does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. Therefore, Qualified Contracts should be purchased for other features and benefits offered under the Contract, such as guaranteed death benefit.

The Contract is available for purchase by individuals, corporations and other groups. We may reduce or waive certain charges (Surrender Charge, Annual Contract Fee, or other charges) where the size or nature of such sales results in savings to us with respect to sales, administrative, or other costs. We also may reduce or waive charges on Contracts sold to officers, directors, and employees of CMFG Life Insurance Company or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, we may reduce or waive charges based on a number of factors, including:

The number of Contract Owners;
o      The size of the group of purchasers;
o      The total premium expected to be paid;
o      Total assets under management for the owner;
o      The purpose for which the Contracts are being purchased;
o      The expected persistency of individual Contracts; and
o Any other circumstances which are rationally related to the expected reduction in expenses.

Contact our service center or your agent for more information about charge reductions and waivers.

CHARGES AND DEDUCTIONS
The Contract contains the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). There are no sales charges deducted at the time purchase payments are made. However, a surrender charge is deducted when you surrender or partially withdraw purchase payment(s) within seven years of their being paid.

The surrender charge is 7% (6% in Oregon) of the amount of the payment withdrawn or surrendered within one year of having been paid. The surrender charge decreases by 1% for each full year that has passed since the payment was made.

For purposes of calculating surrender charges, withdrawals (or surrenders) are considered to come first from contract value in excess of remaining purchase payments, then from remaining purchase payments not subject to surrender charge on a first in first out basis. Next an amount equal to 10% of purchase payments subject to surrender charges is available without surrender charges and is taken by withdrawing payments subject to surrender charge on a first in first out basis until the 10% amount is exhausted. Finally the remaining payments that are subject to surrender charge are withdrawn beginning with the oldest remaining payment.

Annual Contract Fee. The Contract has an annual Contract fee of $30. (This fee is waived if the Contract Value is $25,000 or more.)

Mortality and Expense Risk Charge. We deduct a daily mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. We may use any profits from this charge to finance other expenses, including expenses incurred in the administration of the Contracts and distribution expenses related to the Contracts. The charges are deducted from the variable account at a rate of 0.003151% per day which is an annual rate of 1.15% of average Variable Contract Value.

Premium Taxes. We deduct a charge for any state or local premium taxes applicable to a Contract. We may deduct premium taxes at the time we pay such taxes. State premium taxes currently range from 0% to 3.5%.

Loan Interest Charge. We charge an annual interest rate of 6.50% on loans. After offsetting the 3.00% interest we guarantee we will credit to the Loan Account, the maximum guaranteed net cost of loans is 3.50% (annually).

Rider/Endorsement Charges. We deduct a charge on each Contract Anniversary for each of three optional death benefit riders. This charge is at an annual rate of 0.15% of the average monthly Contract Value for the prior Contract Year for the Maximum Anniversary Value Death Benefit and the Minimum Death Benefit Guarantee. The charge for the 5% Annual Guarantee Death Benefit is 0.20% of the average monthly contract Value for the prior Contract Year. For purchases before May 1, 2003, the charge for the 5% Annual Guarantee Death Benefit is 0.15% of the average monthly contract value for the prior Contract Year. We also may charge a fee, not to exceed $150, for each partial withdrawal or surrender if we waive surrender charges under the Executive Benefits Plan Endorsement during the first two Contract Years. There is currently no charge for the Change of Annuitant and the Income Payment Increase Endorsements. However we may charge up to $150 if the Owner exercises rights under the Change of Annuitant Endorsement in the first two contract years. We also may charge up to $150 for the Income Payment Increase Endorsement.

Transfer Processing Fee. Currently no fee is charged for transfers. However, we may charge $10 for the 13th transfer and each additional transfer during a Contract Year.

Duplicate Contract Charge. You can obtain a summary of your Contract at no charge. There will be a $30 charge for each duplicate Contract. In addition, a Written Request is needed to request a duplicate contract.

Fund Expenses. The underlying Funds also charge annual Fund expenses at the ranges shown in the expense table.

Research Fee. We may charge you a fee of up to $50 when you request information that is duplicative of information previously provided to you and requires extensive research.

PAYOUT PROVISIONS
You select the Payout Date, subject to certain limitations. On the Payout Date, the Payout Proceeds will be applied to an Income Payment Option, unless you choose to receive the Surrender Value in a lump sum.

FEDERAL TAX STATUS
Generally, any distribution from your Contract may result in taxable income. A 10% federal penalty tax may also apply to distributions before age 59(1/2). For a further discussion of the federal income tax status of variable annuity contracts, see Federal Tax Matters.

         CMFG LIFE INSURANCE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS
================================================================================

CMFG LIFE INSURANCE COMPANY
We are a stock insurance company organized on May 20, 1935 and domiciled in Iowa. We are one of the world's largest direct underwriters of credit life and disability insurance, and are a major provider of qualified pension products to credit unions. Further, we offer fixed and variable annuities, individual life insurance, health policies, term and permanent life insurance, and long-term care insurance.

You may write us at 2000 Heritage Way, Waverly, Iowa 50677-9202 or call us at 1-800-798-5500.


As of December 31, 2012, we and our subsidiaries had approximately $17.3 billion in assets and we had more than $69 billion of life insurance in force.


The Company does not file reports under the Securities Exchange Act of 1934, as amended, in reliance on applicable regulation.

CMFG VARIABLE ANNUITY ACCOUNT
The Variable Account was established as a separate account of CUNA Mutual Life Insurance Company on December 14, 1993. CUNA Mutual Life Insurance Company merged into CUNA Mutual Insurance Society as of December 31, 2007. CUNA Mutual Insurance Society reorganized into a stock insurance company incorporated in Iowa within a mutual insurance holding company structure and was renamed CMFG Life Insurance Company ("CMFG Life") on January 31, 2012. The Variable Account invests in the Funds described below. The Variable Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or of us by the SEC. The Variable Account is also subject to the laws of the State of Iowa, which regulate the operations of insurance companies domiciled in Iowa.

The Variable Account is divided into a number of Subaccounts, which may change from time to time. Each Subaccount invests exclusively in shares of a single corresponding Fund. The income, gains and losses of each Subaccount are credited to or charged against that Subaccount, and reflect only the Subaccount's investment experience and not the investment experience of our other assets.

Although the assets in the Variable Account are our property, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business we may conduct. The assets of the Variable Account that exceed our liabilities under the Contracts may be transferred by us to the General Account and used to pay our liabilities. All obligations arising under the Contracts are our general corporate obligations.

THE FUNDS
The Subaccounts invest in the series of Funds, including series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Franklin Templeton Variable Insurance Products Trust, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., PIMCO Variable Insurance Trust Fund and Ultra Series Fund distributions to the Subaccounts are automatically reinvested at net asset value in additional shares of the Funds.

The investment objectives and policies of each Fund are summarized below. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES. More detailed information, including a description of risks and expenses, may be found in the Funds' prospectuses, which must accompany or precede this Prospectus. The Funds' prospectuses should be read carefully and retained for future reference. Please contact your agent or call us to obtain a prospectus for one of the Funds.

We select the Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance, fees, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund, its investment adviser, its subadviser(s), or an affiliate will compensate us or our affiliates, as described below under "Servicing Fees" and "Distribution of the Contract." We review the Funds periodically and may remove or limit a Fund's availability to new purchase payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

Owners, through their indirect investment in the Funds, bear the costs of investment advisory or management fees that the Funds pay their respective investment advisers, and in some cases, subadvisers (see the Funds' prospectuses for more information). As discussed above, an investment adviser or subadviser to a Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory (and in some cases, subadvisory) or other fees deducted from Fund assets.

From time to time, the Funds may reorganize or merge with other mutual funds. If that occurs, we will process any instructions to allocate to the Subaccount investing in the merged fund post-merger instead to the Subaccount investing in the surviving fund.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Global Real Estate Fund (Series II). This Fund seeks total return through growth of capital and current income. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of real estate and real estate-related issuers.


Invesco V.I. Growth and Income Fund (Series II) (f/k/a Invesco Van Kampen V.I. Growth and Income Fund). This Fund seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.

Invesco V.I. Mid Cap Growth Fund (Series II) (f/k/a Invesco Van Kampen V.I. Mid Cap Growth Fund). This Fund seeks capital growth by investing primarily in common stocks and other equity securities of medium-sized growth companies.


Invesco Advisors, Inc. serves as the investment adviser to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Invesco Asset Management Limited serves as sub-adviser for Invesco V.I. Global Real Estate Fund.

Franklin Templeton Variable Insurance Products Trust
Franklin High Income Securities Fund (Class 4). This Fund seeks a high level of current income with capital appreciation as a secondary goal. The Fund normally invests 66% to 80% or more in debt securities offering high yield and expected total return.


Franklin Income Securities Fund (Class 4). This Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities. The Fund seeks income by investing in corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.


Mutual Global Discovery Securities Fund (Class 4). This Fund seeks capital appreciation. The Fund normally invests 66% to 80% in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Franklin Advisors, Inc. serves as the investment adviser to the Franklin High Income Securities Fund and the Franklin Income Securities Fund. Franklin Mutual Advisers LLC serves as the investment adviser to the Mutual Global Discovery Securities Fund.


Oppenheimer Variable Account Funds
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares) (f/k/a Oppenheimer Main Street Small- & Mid-Cap Fund/VA). This Fund seeks capital appreciation by investing mainly in common stocks of small-capitalization and mid-capitalization companies. Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of companies having a market capitalization range of the Russell 2500(TM) Index.

Oppenheimer Main Street Fund/VA (Service Shares). This Fund seeks high total return. The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges based on fundamental analysis and quantitative models. The Fund currently focuses on larger capitalization issuers.


OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer Variable Account Funds.

Panorama Series Funds, Inc.


Oppenheimer International Growth Fund/VA (Service Shares). This Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are domiciled or that have their primary operations in at least three different countries outside of the United States and may invest 100% of its assets in foreign companies. The Fund mainly invests "growth companies," which are companies whose earnings and stock prices are expected to increase at a faster rate than the overall market. The Fund may invest up to 25% of its total assets in emerging markets.


OppenheimerFunds, Inc. serves as the investment adviser to the Panorama Series Funds, Inc.

PIMCO Variable Insurance Trust


PIMCO CommodityRealReturn(R) Strategy Portfolio (Advisor Class). The Portfolio seeks maximum real return consistent with prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. The Portfolio may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.


The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "CRRS Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Portfolio may also gain exposure to commodity markets by investing in the CRRS Subsidiary. The CRRS Subsidiary is advised by PIMCO, and has the same investment objective as the Portfolio.


PIMCO Total Return Portfolio (Advisor Class). The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), which as of December 31, 2012 was 5.06 years.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities "junk bonds") rated B or higher by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.

PIMCO Global Bond Portfolio (Unhedged) (Advisor Class). This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The
Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Portfolio normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX New York Index Unhedged in USD, which as of December 31, 2012 was 6.98 years.


The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities subject to applicable law and any other restrictions described in the Portfolio's prospectus or Statement of Additional Information.

The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

PIMCO serves as the investment adviser to the PIMCO Variable Insurance Trust.

Ultra Series Fund
Conservative Allocation Fund (Class I). This Fund seeks income, capital appreciation and relative stability of value by investing primarily in shares of underlying funds, including Exchange Traded Funds (ETFs).

Moderate Allocation Fund (Class I). This Fund seeks capital appreciation, income and moderated market risk by investing primarily in shares of underlying funds, including ETFs. The

Aggressive Allocation Fund (Class I). This Fund seeks capital appreciation by investing primarily in shares of underlying funds, including ETFs.

Money Market Fund (Class I). This Fund seeks high current income from money market instruments consistent with preservation of capital and liquidity. AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

During extended periods of low interest rates, the yields of the Money Market Fund may become extremely low and possibly negative.


Core Bond Fund (Class I) (f/k/a Bond Fund). This Fund seeks a high level of current income, consistent with the prudent limitation of investment risk.


High Income Fund (Class I). This Fund seeks high current income. The Fund also seeks capital appreciation, but only when consistent with its primary goal.

Diversified Income Fund (Class I). This Fund seeks a high total return through the combination of income and capital appreciation.

Large Cap Value Fund (Class I). This Fund seeks long-term capital growth with income as a secondary consideration.

Large Cap Growth Fund (Class I). This Fund seeks long-term capital appreciation.

Mid Cap Fund (Class I). This Fund seeks long-term capital appreciation.

Small Cap Fund (Class I). This Fund seeks long-term capital appreciation.

International Stock Fund (Class I). This Fund seeks long-term growth of capital.

Madison Asset Management, LLC, in which we have a minority ownership interest, serves as investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the trustees of the Ultra Series Fund.

The Funds described above are not available for purchase directly by the general public, and are not the same as other mutual funds with very similar or nearly identical names that are sold directly to the public.

The investment performance and results of the Funds may be lower, or higher, than the investment results of such other (publicly available) portfolios.

There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment advisor and the same investment objectives and policies, and a very similar name.

AVAILABILITY OF FUNDS
The Variable Account purchases shares of a Fund in accordance with a participation agreement. If a participation agreement terminates, the Variable Account may not be able to purchase additional shares of the Fund(s) covered by the agreement. Likewise, in certain circumstances, it is possible that shares of a Fund may not be available to the Variable Account even if the participation agreement relating to that Fund has not been terminated. In either event, Owners will no longer be able to allocate purchase payments or transfer Contract Value to the Subaccount investing in the Fund.

SERVICING FEES AND OTHER FUND-RELATED PAYMENTS
We have entered into agreements with the investment adviser or distributor of certain Funds pursuant to which the investment adviser or principal underwriter pays us a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts established by us and our affiliates) in the Fund. These percentages vary and currently range from 0.10% to 0.25% of each Fund's average daily net assets. The percentage amount is based on assets of the particular Fund attributable to the Contract issued by us (or an affiliate). The amounts we receive under the servicing agreements may be significant.

The servicing fees are for administrative services provided to the Funds by us and our affiliates. These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Funds. Owners, through their indirect investment in the Funds, bear the costs of the investment management fees.

In addition, each of the Funds has adopted Rule 12b-1 distribution and/or services plans. Such plans allow the Fund to pay fees to those who sell or distribute Fund shares and/or provide services to shareholders and Owners. Each of those Funds describes its Rule 12b-1 plan in its prospectus. Under certain Rule 12b-1 plans, we may receive fees for providing shareholder services to Funds. Furthermore, under certain Rule 12b-1 plans, CBSI may receive fees for providing distribution services to the Funds. Rule 12b-1 fees are deducted from Fund assets and, therefore, are indirectly borne by Contract Owners.

As disclosed above, we have a minority ownership interest in Madison Asset Management, LLC, the investment advisor for the Ultra Series Fund. We expect to receive revenue from Madison Asset Management, LLC or an affiliate that is based, in part, on the amount of assets in the Ultra Series Fund.

VOTING RIGHTS
Owners with Variable Contract Value are entitled to certain voting rights for the Funds underlying the Subaccounts to which they have allocated. We will vote Fund shares attributable to Owners at shareholder meetings based on instructions from such Owners. However, if the law changes and we are allowed to vote in our own right, we may elect to do so.

Owners with voting rights in a Fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. They will be provided with materials that describe the proposal(s) and information on how to provide us voting instructions. We will vote shares for which no instructions are received in the same proportion as those that are received. This means that a small number of Owners may control the outcome of the vote.

Before the Payout Date, the number of shares an Owner may vote is determined by dividing the Subaccount Value by the net asset value of that Fund. On or after the Payout Date, an Owner's voting interest, if any, is determined by dividing the dollar value of the liability for future variable Income Payments to be paid from the Subaccount by the net asset value of the Fund underlying the Subaccount. The determination will be made as of the record date set by the Fund.

MATERIAL CONFLICTS
The Funds may be offered to both separate accounts funding variable universal life insurance policies and to separate accounts funding variable annuity contracts; to separate accounts of affiliated and unaffiliated insurance companies; and to employee benefit plans that may or may not be affiliated with us. We do not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interest of the Variable Account and one or more of the other separate accounts or employee benefit plans in which the Funds are available. Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and other Fund shareholders. If a material conflict occurs, we will take steps to protect Owners and variable annuity Payees, which may include withdrawing the Variable Account from participation in the Fund(s) involved in the conflict.

SUBSTITUTION OF SECURITIES
We may substitute shares of other mutual funds for shares already purchased or to be purchased in the future if either of the following occurs:

1)     shares of a current Fund are no longer available for investment; or
2)     further investment in a Fund is inappropriate.

The substituted funds may have higher fees and expenses. Funds may be added to the product, but their availability may be limited to certain classes of Owners. Funds may also be closed to allocations of purchase payments or Contract Value, or both, and to all or only certain classes of Owners.

No substitution, elimination, or combination of shares may take place without the approval of the SEC and applicable state insurance departments.

                            THE FIXED ACCOUNT OPTION
================================================================================

The Fixed Account is a part of our General Account, which contains all of our assets other than those in separate accounts. The General Account is used to support our annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this Prospectus relating to the Fixed Account. However, information relating to the Fixed Account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

We may restrict purchase payments and transfers to the Fixed Account if the yield on investments does not support the statutory minimum interest rate. We may also restrict purchase payments and transfers to the Fixed Account if your Fixed Account Value exceeds $1 million.

FIXED PERIOD
We offer three Fixed Periods in the Fixed Account: one-year, DCA one-year and DCA six-month. You may allocate purchase payments, any Contract Value Increase Enhancements and any Purchase Payment Credits to the Fixed Account for the Fixed Period you designate. You may also transfer from Subaccount(s) into the one-year Fixed Period. Transfers into a DCA Fixed Period are not permitted.

When you allocate to the Fixed Account, that Fixed Amount will earn at least the minimum guaranteed interest rate stated on your Data Page, which in no case will be less than the statutory minimum interest rate, for the Fixed Period selected. We may, but are not obligated to, credit your Fixed Amount with a higher current interest rate. We have no constant formula for determining current interest rates. Fixed Contract Value will not share in the investment performance of our General Account. Any interest credited on Fixed Amounts in excess of the minimum guaranteed interest rate will be determined in our sole discretion. The Owner, therefore, assumes the risk that interest credited may not exceed the minimum guaranteed rate. Contact your agent or us for more information on the minimum guaranteed interest rate and the current interest rate.

Owners may not select Fixed Periods with expiration dates later than the Contract's current Payout Date.

During the 30-day period prior to the expiration of the one-year Fixed Period, the Owner may transfer the Fixed Amount related to that Fixed Period to any Subaccount available at that time. If an Owner does not provide instructions as to how to reinvest the Fixed Amount, then on the expiration date we will invest the Fixed Amount in another one-year Fixed Period. If, at the expiration of a Fixed Period, less than one year remains until the Payout Date, we will credit the Fixed Amount at least the minimum guaranteed interest rate in effect for your Contract until the Payout Date.

If your designate your Fixed Amount to a DCA Fixed Period, you must make monthly transfers from the Fixed Account to Subaccount(s) you designate in minimum amounts that will fully amortize the Fixed Amount as of the expiration date of the applicable DCA Fixed Period. You can also transfer Fixed Amounts designated to a DCA Fixed Period to available Subaccount(s) at any time. Transfers of Fixed Amounts designated to the one-year Fixed Period to Subaccount(s) are only permitted during the 30-day period described above.

FIXED CONTRACT VALUE
The Fixed Contract Value reflects (if applicable):
    o  Net Purchase Payments;
    o any Contract Value Increase Enhancement and Purchase Payment Credits allocated to and Contract Value transferred to the Fixed Account;
    o  Interest credited to Contract Value in the Fixed Account;
    o  Transfers of Contract Value out of the Fixed Account;
    o Surrenders and partial withdrawals from the Fixed Account (including any applicable surrender charges); and
    o  Charges assessed in connection with the Contract.

Fixed Amounts are withdrawn or surrendered on a first-in-first-out basis. The Fixed Account Value is the sum of Fixed Amounts under the Contract. The Fixed Contract Value is guaranteed to accumulate at a minimum effective annual interest rate shown on your Data Pages.

The Fixed Account varies according to the state in which the Contract is issued. Contact your agent or us for information on the availability of the Fixed Account in your state. You may also find additional information in the Prospectus in effect at the time of your allocation.

PRESERVATION PLUS PROGRAM
An Owner may elect to allocate the initial Net Purchase Payment between the Fixed Account Option and the Variable Account so that at the end of the Fixed Period the portion of the initial Net Purchase Payment allocated to the Fixed Account Option will equal the initial Net Purchase Payment. This would permit the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Fixed Period at least equal to the initial Net Purchase Payment. Upon request, we will calculate the portion of any Net Purchase Payment that must be allocated to a particular Fixed Period to achieve this result.

                           DESCRIPTION OF THE CONTRACT
================================================================================

ISSUANCE OF A CONTRACT
In order to purchase a Contract, application must be made through a registered representative of CBSI or a registered representative of a broker-dealer that has a selling agreement with CBSI, who in either case must also be appointed as our insurance agent. Applications and initial purchase payments submitted to such agents cannot be processed until we receive them from such representatives at our Mailing Address. There may be delays in our receipt of application that are outside of our control because of the failure of an agent to forward the application to us promptly, or because of delays in determining that the Contract is suitable for you. Any such delays will affect when your Contract is issued and when your purchase payment is allocated among the Subaccounts and the Fixed Account. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code, except that Contracts are not available to be used as funding vehicles for Code Section 403(b) retirement programs. Neither the Owner nor the Annuitant may be older than age 85 on the Contract Issue Date.

RIGHT TO EXAMINE
The Contract provides for an initial "right to examine" period. The Owner may reject the Contract for any reason within ten days of receiving it. In some states, this period may be longer than 10 days.

The Contract may be cancelled by Written Request, to an agent or to us at our Mailing Address within 10 days of receipt. We will cancel the Contract and refund the Contract Value or another amount required by law as of the date we receive a Written Request in good order. The refunded Contract Value will reflect the deduction of any Contract charges, unless otherwise required by law. This means that you will be subject to market risk during the Right to Examine period. Some states may require that we refund your purchase payment to you. In those states, you will receive the greater of Contract Value or your purchase payments when you cancel your Contract. Liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to the Owner will be paid by us. We may require that you return your Contract.

PURCHASE PAYMENTS
The minimum amount required to purchase a Contract depends upon several factors. The minimum purchase amount we must receive during the first 12 months of the Contract is:

--------------------------------------------------------------------------------
$5,000                       Except as described below.
--------------------------------------------------------------------------------
$2,000                       For Contracts that qualify for special federal
                             income tax treatment under Sections 401,
                             408, 408A, or 457 of the Code. This
                             category includes qualified pension plans,
                             individual retirement accounts, and certain
                             deferred compensation plans.
--------------------------------------------------------------------------------
$300                         For Contracts that qualify for special federal
                             income tax treatment under Section 403(b)
                             of the Code. This category includes tax-
                             sheltered annuities.
--------------------------------------------------------------------------------
The Value of a               The value of a Contract exchanged pursuant
Contract                     to Section 1035 of the Code, if we approve
                             the transaction prior to the exchange.
--------------------------------------------------------------------------------
$600                         For a Contract sold to our employees and
                             those of our subsidiaries, to employees of
                             CBSI and its subsidiaries, and to registered
                             representatives and other persons associated
                             with CBSI. This category includes both
                             individual retirement accounts and non-
                             individual retirement accounts.
--------------------------------------------------------------------------------

Unless the minimum purchase amount is paid in full at the time of application, an automatic purchase payment plan must be established to schedule regular payments during the first 12 months of the Contract. Under our automatic purchase payment plan, the Owner can select a monthly payment schedule pursuant to which purchase payments will be automatically deducted from a credit union account, bank account or other source. The amount paid at the time of application and the regular payment schedule established under the automatic purchase plan must total at least the amount shown above as a minimum purchase amount. For example, if $5,000 is the required minimum purchase amount, a $2,000 payment at the time of application and an automatic payment plan amount of $272.73 a month for the next 11 months would be sufficient. Similarly, if $2,000 is the required minimum purchase amount, an initial purchase payment of $166.74 and an automatic payment plan amount of $166.66 for each of the next 11 months would be sufficient. (Tax law limits the amount of annual contributions that we are permitted to accept for an individual retirement account, except in the case of a rollover or transfer.)

The minimum size for an initial purchase payment and subsequent purchase payment is $100, unless the payment is made through an automatic purchase payment plan in which case the minimum size is $25. Purchase payments may be made at any time during the Annuitant's lifetime and before the Payout Date. Additional purchase payments after the initial purchase payment are not required (so long as the minimum purchase amount has been paid).

We may not accept: (1) purchase payments received after the Contract Anniversary following the Annuitant's 85th birthday, (2) purchase payments of less than $100, (3) cumulative purchase payments in excess of $1 million, and (4) if mandated under applicable law. Effective January 1, 2009, we no longer accept purchase payments that are salary deferrals from Contracts used as funding vehicles for Code Section 403(b) retirement programs.

From time to time, we may extend the period for premium and purchase payments and other time-sensitive provisions of a policy or contract for specific geographic areas in response to weather-related incidents, natural disasters and similar events. Policyholders who have experienced such events and would like to know whether a moratorium is in effect should contact us for more information.

ALLOCATION OF PURCHASE PAYMENTS


We allocate purchase payments to Subaccounts and/or the Fixed Account Option as instructed by the Owner. An allocation to a Subaccount must be for at least 1% of a purchase payment and be in whole percentages. An allocation to the Fixed Account Option must be for at least $1,000. A requested allocation of less than $1,000 to the Fixed Account Option will be transferred to the Ultra Series Money Market Subaccount.


If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial Net Purchase Payment will be allocated to one or more of the Subaccounts or to the Fixed Account Option within two Valuation Days of receipt by us at our Mailing Address. If the application is not properly completed, we may retain the purchase payment for up to five Valuation Days while we attempt to complete the application. If information which completes the application if received after the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time), the initial Net Purchase Payment will be allocated on the next Valuation Day. If the application is not complete at the end of the five-day period, we will inform the applicant of the reason for the delay and the initial purchase payment will be returned immediately, unless the applicant specifically consents to us retaining the purchase payment until the application is complete. Once the application is complete, the initial Net Purchase Payment will be allocated as designated by the Owner within two Valuation Days. We will process additional purchase payments at the Accumulation Unit value next determined after the request is received in good order at our Mailing Address. If we receive your purchase payment on a Valuation Day at our Mailing Address in good order by the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time), your purchase payment will be applied with that day's Accumulation Unit value.

CONTRACT VALUE
The Contract Value is the sum of Variable Contract Value, Fixed Contract Value and the value in the Loan Account.

Determining the Variable Contract Value. The Variable Contract Value is determined at the end of each Valuation Period and reflects the investment experience of the selected Subaccounts, after applicable charges. The value will be the total of the values attributable to the Contract in each of the Subaccounts (i.e. Subaccount Value). The Subaccount Values are determined by multiplying that Subaccount's Accumulation Unit value by the number of Accumulation Units.

Determination of Number of Accumulation Units. Any Net Purchase Payment allocated to a Subaccount or Contract Value transferred to a Subaccount is converted into Accumulation Units of that Subaccount. The number of Accumulation Units is determined by dividing the dollar amount being allocated or transferred to a Subaccount by the Accumulation Unit value for that Subaccount. The number of Accumulation Units is increased by additional purchase payments or allocations. The number of Accumulation Units does not change as a result of investment experience.

Any Contract Value transferred, surrendered or deducted from a Subaccount is processed by canceling or liquidating Accumulation Units. The number of Accumulation Units canceled is determined by dividing the dollar amount being removed from a Subaccount by the Accumulation Unit value.

Determination of Accumulation Unit Value. The Accumulation Unit value for a Subaccount is calculated for each Valuation Period by subtracting (2) from (1) and dividing the result by (3), where:

     (1)  Is:

          (a) the net assets of the Subaccount as of the end of the Valuation Period;

          (b) plus or minus the net charge or credit with respect to any taxes paid or any amount set aside as a provision for taxes during the Valuation Period.

     (2) The daily charge for mortality and expense risks multiplied by the number of days in the Valuation Period.

     (3) The number of Accumulation Units outstanding as of the end of the Valuation Period.

The value of an Accumulation Unit may increase or decrease as a result of investment experience.

TRANSFER PRIVILEGES

General. Before the Payout Date, the Owner may make transfers between the Subaccounts and the Fixed Account Option as described below.

     o Transfers to the Fixed Account Option must be at least $1,000 (lesser amounts received are allocated to the Money Market Subaccount).
     o    Transfers are not allowed to the DCA One Year Fixed Period.
     o Except for the DCA One Year Fixed Period, transfers out of a Fixed Period are only permitted during the 30-day period before the expiration of that Fixed Period.
     o Transfers from the DCA One Year Fixed Period may be made throughout its Fixed Period.
     o A minimum monthly transfer to the designated Subaccounts is required from each DCA One Year Fixed Period. If no Subaccounts are designated, the minimum transfer amount will be transferred to the Money Market Subaccount. The minimum transfer amount is the monthly sum that will amortize the DCA One Year Fixed Period on its expiration date.

Amounts transferred to a Subaccount will receive the Accumulation Unit value next determined after the transfer request is received.

No fee is currently charged for transfers but we may charge $10 for each transfer in excess of 12 in a Contract Year.

Subject to the above, there is currently no limit on the number of transfers that can be made among or between Subaccounts or to or from the Fixed Account Option.

Transfers may be made by Written Request, fax, Internet, or by telephone.

We will send a written confirmation of all transfers made pursuant to telephone instructions. We will use reasonable procedures to confirm that telephone instructions are genuine. These procedures may include requiring callers to identify themselves and the Owner or others (e.g., Beneficiary) by name, social security number, date of birth, or other identifying information. There are risks associated with telephone transactions that don't occur if a Written Request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

We may record telephone requests. We may suspend fax, Internet or telephone instructions at any time for any class of Contracts for any reason.

Fax, Internet and telephone service may not always be available. All of these services, whether they are yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. For example, communications may not be available due to natural disasters (such as hurricanes or earthquakes), man-made disasters (such as acts of terrorism, computer failures, electrical blackouts, or certain fires), or simply because of a high number of users (which is likely to occur during periods of high market turbulence). These outages or slowdowns may delay or prevent processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to us at our Mailing Address.

We may modify, restrict, or terminate the transfer privileges at any time for any reason.

Additional Transfer Limitations. Frequent, large, or short-term transfers among Subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by Owners. In particular, such transfers may dilute the value of Fund shares, interfere with the efficient management of the Funds, and increase brokerage and administrative costs of the Funds. These costs are borne by all Owners allocating purchase payments to the Subaccounts and other Fund shareholders, not just the Owner making the transfers.

In order to try to protect Owners and the Funds from potentially harmful trading activity, we have certain policies and procedures ("Frequent Transfers Procedures").

Detection. We employ various means in an attempt to detect, deter, and prevent inappropriate frequent, large, or short-term transfer activity among the Subaccounts that may adversely affect other Owners or Fund shareholders. We may vary the Frequent Transfers Procedures with respect to the monitoring of potential harmful trading activity from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. However, we will apply the Frequent Transfers Procedures, including any variance in the Frequent Transfers Procedures by Subaccount, uniformly to all Owners. We also coordinate with the Funds to identify potentially inappropriate frequent trading, and will investigate any patterns of trading behavior identified by Funds that may not have been captured through operation of the Frequent Transfers Procedures.

Please note that despite our best efforts, we may not be able to detect nor stop all harmful transfers.

Deterrence. If we determine under the Frequent Transfers Procedures that an Owner has engaged in inappropriate frequent transfers, we notify Owner that from that date forward, for three months from the date we mailed the notification letter, the telephone transfer and withdrawal privilege will be revoked. He or she will only be permitted to make transfers or withdrawals by Written Request with an original signature conveyed through the U.S. mail or overnight delivery service.

In our sole discretion, we may revise the Frequent Transfers Procedures at any time without prior notice as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or
(iii) impose additional or alternate restrictions on Owners who make inappropriate frequent transfers (such as dollars or percentage limits on transfers). We also may, to the extent permitted by applicable law, implement and administer redemption fees imposed by one or more of the Funds in the future. If required by applicable law, we may deduct redemption fees imposed by the Funds. Further, to the extent permitted by law, we also may defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Funds. You should be aware that we are contractually obligated to prohibit purchases and transfers or redemptions of Fund shares at the Fund's request.

We currently do not impose redemption fees on transfers, or expressly allow a certain number of transfers in a given period, or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our policies in deterring inappropriate frequent transfers or other disruptive transfers and in preventing or limiting harm from such transfers.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Frequent Transfers Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. We apply the Frequent Transfers Procedures consistently to all Owners without waiver or exception.

Fund Frequent Trading Policies. The Funds have adopted their own policies and procedures with respect to inappropriate frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the polices and procedures we have adopted to discourage inappropriate frequent transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Frequent Transfers Procedures. You should read the prospectuses of the Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

Omnibus Orders. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund's ability to apply its respective frequent trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in inappropriate frequent transfers, the Fund may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

You should be aware that we are required to provide to a Fund or its designee, promptly upon request, certain information about the transfer activity of individual Owners and, if requested by the Fund, to restrict or prohibit further purchases or transfers by specific Owners identified by the Fund as violating the frequent trading policies established for that Fund.

Dollar Cost Averaging. Dollar Cost Averaging is a long-term transfer program that allows you to make regular (monthly, quarterly, semi-annual, or annual) level investments over time. The level investments will purchase more Accumulation Units when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases had been made at the highest value and greater than if all purchases had been made at the lowest value. If continued over an extended period of time, the dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not guarantee a profit or protect against a loss. We may stop DCA transfers from the money market subaccount.

Dollar Cost Averaging (DCA) Transfers. Owners may choose to systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) a specified dollar amount from the Money Market Subaccount to one or more Subaccounts. A minimum monthly amount must be systematically transferred from the DCA One Year Fixed Period to one or more Subaccounts. The minimum monthly transfer amount is the monthly sum that will amortize the DCA One Year Fixed Period on its expiration date.

Portfolio Rebalancing. Owners may instruct us to automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) Variable Contract Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Contract Value among the Subaccounts. Owners may start and stop automatic Variable Contract Value rebalancing at any time and may specify any percentage allocation of Contract Value between or among as many Subaccounts as are available at the time the rebalancing is elected. (If an Owner elects automatic Variable Contract Value rebalancing without specifying such percentage allocation(s), we will allocate Variable Contract Value in accordance with the Owner's currently effective purchase payment allocation schedule. This is not applicable if the purchase payment allocations include an allocation to the Fixed Account Option.) If the Owners do not specify a frequency for rebalancing, we will rebalance quarterly. We may stop the portfolio rebalancing programs.

Other Types of Automatic Transfers. Owners may also choose to systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) Variable Contract Value from one Subaccount to another. Such automatic transfers may be: (1) a specified dollar amount, (2) a specified number of Accumulation Units, (3) a specified percent of Variable Contract Value in a particular Subaccount, or (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount.

The minimum DCA or automatic transfer amount is the equivalent of $100 per month. If less than $100 remains in the Subaccount or DCA One Year Fixed Period from which transfers are being made, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. Once elected, automatic transfers remain in effect until the earliest of: (1) the Variable Contract Value in the Subaccount or DCA One Year Fixed Period from which transfers are being made is depleted to zero; (2) the Owner cancels the election by Written Request; or (3) for three successive months, the Variable Contract Value in the Subaccount from which transfers are being made has been insufficient to implement the automatic transfer instructions. We will notify the Owner when automatic transfer instructions are no longer in effect. There is no additional charge for using automatic transfers. We may stop the automatic transfer programs.

SURRENDERS (REDEMPTION) AND PARTIAL WITHDRAWALS

Surrenders. At any time on or before the Payout Date, the Owners may surrender the Contract and receive its Surrender Value by Written Request to us. We will process the surrender at the Accumulation Unit value next determined after the Written Request is received by us at our Mailing Address. The Surrender Value will be paid in a lump sum unless the Owners request payment under an Income Payment Option. We may apply a market value adjustment and surrender charge upon surrender. A surrender may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities).

Partial Withdrawals. At any time on or before the Payout Date, an Owner may make withdrawals of the Surrender Value by Written Request. There is no minimum amount which may be withdrawn but the maximum amount is that which would leave the remaining Surrender Value equal to $2,000. A partial withdrawal request that would reduce the Surrender Value to less than $2,000 is treated as a request for a full surrender of the Contract. We will process the withdrawal at the Accumulation Unit value next determined after the request is received at our Mailing Address. We may apply a market value adjustment and surrender charge upon partial withdrawal, which will be deducted from the remaining Contract Value.

The Owners may specify the amount of the partial withdrawal to be made from Subaccounts or the Fixed Account Option. If the Owners do not so specify, or if the amount in the designated Subaccounts or the Fixed Account Option is not enough to comply with the request, the partial withdrawal (and any applicable market value adjustment and surrender charge) will be made proportionately from the accounts.

A contingent deferred sales charge may apply to surrenders and partial withdrawals.

A partial withdrawal may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities).

Systematic Withdrawals. Owners may elect to receive periodic partial withdrawals under our systematic withdrawal plan. Under the plan, we will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis) from designated Subaccounts. Such withdrawals must be at least $100 each. Generally Systematic Withdrawals may only be made from Variable Contract Value subaccounts. Systematic Withdrawals can be made from fixed accounts to satisfy Required Minimum Distributions. This $100 minimum withdrawal requirement may be waived if the withdrawal is necessary to meet the required minimum distribution under the Code. Generally, Owners must be at least age 59(1/2) to participate in the systematic withdrawal plan unless they elect to receive substantially equal periodic payments. At this time, we waive surrender charges for required minimum distributions under our Automatic Required Minimum Distribution Plan.

The withdrawals may be: (1) a specified dollar amount, (2) a specified whole number of Accumulation Units, (3) a specified percent of Variable Contract Value in a particular Subaccount, (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount, and (5) in an amount equal to an Owner's required minimum distribution under the Code.

Participation in the systematic withdrawal plan will terminate on the earliest of the following events: (1) the Variable Contract Value in a Subaccount from which partial withdrawals are being made becomes zero, (2) a termination date specified by the Owners is reached, (3) the Owners request that his or her participation in the plan cease, or (4) a surrender charge would be applicable to amounts being withdrawn (i.e., partial withdrawals under the systematic withdrawal plan may not include amounts subject to the surrender charge). With regard to (4), an Owner may, by Written Request, request that systematic withdrawals continue even though a surrender charge is deducted in connection with such withdrawals. Also with regard to (4), if necessary to meet the required minimum distribution under the Code or if necessary to make substantially equal payments as required under the Code, we will continue systematic withdrawals even though a surrender charge is deducted. If any specified fund does not have sufficient value to process a systematic withdrawal request, the request will be processed pro-rata from all funds on the contract. Pro-rata Systematic Withdrawals from the Fixed Account may incur a Market Value Adjustment.

Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988;
(ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59(1/2), severance from employment, disability, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship. Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or partial withdrawals you request from a 403(b) contract comply with applicable plan requirements before we process your request.

There are federal income tax consequences to surrenders and partial withdrawals. Owners should consult with their tax adviser. We may stop offering the systematic withdrawal plan at any time.

CONTRACT LOANS
Owners of Contracts issued in connection with retirement programs meeting the requirements of Section 403(b) of the Code (other than those programs subject to Title 1 of the Employee Retirement Income Security Act of 1974) may borrow from us using their Contracts as collateral. Loans are subject to the terms of the Contract, the retirement program and the Code. Loans are described in more detail in the SAI.

DEATH BENEFIT BEFORE THE PAYOUT DATE
Naming different persons as Owner(s), Annuitant(s), and Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it. Carefully consider the potential consequences under various scenarios when naming Owners, Annuitants, and Beneficiaries, and consult your registered representative or financial advisor.

Death of an Owner. If any Owner dies before the Payout Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. In the latter event, the surviving Annuitant becomes the Owner.

The following options are available to a sole surviving Owner or a new Owner:

     (1) If the Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

     (2) If the Owner is not the spouse of the deceased Owner he or she may elect, within 60 days of the date we receive Due Proof of Death:

          (a) to receive the Surrender Value in a single sum within 5 years of the deceased Owner's death; or

          (b) to apply the Surrender Value within 1 year of the deceased Owner's death to one of the Income Payment Options provided that payments under the option are payable over the new Owner's life or over a period not greater than the new Owner's life expectancy.

If he or she does not elect one of the above options, we will pay the Surrender Value five years from the date of the deceased Owner's death.

Under any of these options, sole surviving Owners or new Owners may exercise all Ownership rights and privileges from the date of the deceased Owner's death until the date that the Surrender Value is paid.

Death of the Annuitant. If the Annuitant dies before the Payout Date, we will pay the death benefit described below to the Beneficiary named by the Owner in a lump sum. (Owners and Beneficiaries also may name successor Beneficiaries.) If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate. In lieu of a lump sum payment, the Beneficiary may elect, within 60 days of the date we receive Due Proof of Death of the Annuitant, to apply the death benefit to an Income Payment Option. If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an Income Payment Option if:

     (1) payments under the option begin within 1 year of the Annuitant's death; and

     (2) payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

Basic Death Benefit. If the Annuitant is age 75 or younger on the Contract Date, the basic death benefit is an amount equal to the greater of:
     (1) aggregate Net Purchase Payments made under the Contract less a proportional adjustment for partial withdrawals as of the Valuation Date we receive Due Proof of Death at our Mailing Address; or

     (2)  Contract Value as of the Valuation Date we receive Due Proof of Death;

For Contracts issued on or after the Annuitant's 76th birthday, the death benefit is equal to the Contract Value as of the date we receive Due Proof of the Death. The death benefit will be reduced by any outstanding Loan Amount and any applicable premium taxes not previously deducted. The Contract also offers additional guaranteed death benefit choices as riders to the Contract. These additional choices enhance the death benefit and are available at an additional charge. Please see the Riders section for more details.

The death benefit is paid when we have received Due Proof of Death and proof of each beneficiary(ies) interest, which shall include the required documentation and proper instructions from each of the beneficiary(ies).

PROPORTIONAL ADJUSTMENT FOR PARTIAL WITHDRAWALS
When calculating the death benefit amount, as described above, an adjustment is made to aggregate Net Purchase Payments for partial withdrawals taken from the Contract.

The proportional adjustment for partial withdrawals is calculated by dividing
(1) by (2) and multiplying the result by (3) where:
     (1)  Is the partial withdrawal amount;
     (2)  Is the Contract Value immediately prior to the partial withdrawal; and
     (3) Is the sum of Net Purchase Payments immediately prior to the partial withdrawal less any adjustment for prior partial withdrawals (including any applicable market value adjustments and surrender charges).

                              MISCELLANEOUS MATTERS
================================================================================

PAYMENTS
Any surrender, partial withdrawal, Contract loan, or death benefit usually will be paid within seven days of receipt of a Written Request, any information or documentation reasonably necessary to process the request, and (in the case of a death benefit) receipt and filing of Due Proof of Death. However, payments may be postponed if:

     (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

     (2)  the SEC permits the postponement for the protection of Owners; or

     (3) the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, we may delay payment until we are certain that the check or draft has been honored.

We may defer payment of any surrender, partial withdrawal, or transfer from the Fixed Account Option for up to six months from the date of receipt of Written Request for such a surrender or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular jurisdiction.

We may also be required to provide additional information about an Owner's account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

MODIFICATION
Upon notice to the Owner and as permitted by applicable law, we may modify the
Contract:

     (1) to permit the Contract or the Variable Account to comply with any applicable law or regulation issued by a government agency;

     (2) to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

     (3)  to reflect a change in the operation of the Variable Account;

     (4) to combine the Variable Account with any of our other separate accounts and/or create new separate accounts;

     (5) to transfer the assets of any Subaccount to any other Subaccount, and to add new Subaccounts and make such Subaccounts available to any class of contracts as we deem appropriate;

     (6) to transfer assets from the Variable Account to another separate account;

     (7) to deregister the Variable Account under the 1940 Act if such registration is no longer required;

     (8) to operate the Variable Account as a management investment company under the 1940 Act (including managing the Variable Account under the direction of a committee) or in any other form permitted by law;

     (9) to restrict or eliminate any voting rights of Owners or other persons having such rights as to the Variable Account; or

     (10) to make any other changes to the Variable Account or its operations as may be required by the 1940 Act or other applicable law or regulation.

In the event of most such modifications, we will make appropriate endorsement to the Contract.

REPORTS TO OWNERS
At least annually, we will mail each Owner, at the Owner's last known address of record, a report setting forth the Contract Value (including the Contract Value in each Subaccount and each Fixed Amount) of the Contract, purchase payments paid and charges deducted since the last report, partial withdrawals made since the last report and any further information required by any applicable law or regulation.


Abandoned Property Requirements. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us at our Mailing Address to make such changes.


Householding. To reduce service expenses, we intend to send only one copy of a report per household regardless of the number of Owners at the household. However, any Owner may obtain additional reports upon request to us.

INQUIRIES
Inquiries regarding a Contract may be made in writing to us at our Mailing Address. We may charge a fee of up to $50 for each research request.

                             INCOME PAYMENT OPTIONS
================================================================================

PAYOUT DATE AND PROCEEDS
The Owner selects the Payout Date. The Payout Date may not be after the later of the Contract Anniversary following the Annuitant's 85th birthday or 10 years after the Contract Issue Date, except that we may allow on a non-discriminatory basis the Payout Date to be as late as 95. If you extend your anticipated Payout Date, any death benefit rider will terminate and you will receive the basic death benefit under the Contract. If you are a resident of New Jersey, the Payout Date must be at least one year after the Contract Issue Date.

The Owner may change the Payout Date subject to the following limitations: (1) the Owner's Written Request must be received at our Mailing Address at least 30 days before the current Payout Date, and (2) the requested Payout Date must be a date that is at least 30 days after receipt of the Written Request. (We are currently waiving the 30 day requirement in (1). However, the Written Request must be received at our Mailing Address prior to the current Payout Date.)

On the Payout Date, the Payout Proceeds will be applied under the life Income Payment Option with 10 years guaranteed, unless the Owner elects to have the proceeds paid under another payment option or to receive the Surrender Value in a lump sum. Unless the Owner instructs us otherwise, amounts in the Fixed Account Option will be used to provide a Fixed Income Payment option and amounts in the Variable Account will be used to provide a variable Income Payment Option.

The Payout Proceeds equal the Contract Value:

     (1)  plus or minus any applicable market value adjustment;

     (2) minus any applicable surrender charge if Income Payment Option 1 or Option 2 (with variable Income Payments) are selected;

     (3) minus the pro-rated portion of the annual Contract fee or rider charges (unless the Payout Date falls on the Contract Anniversary);

     (4)  minus any applicable Loan Amount; and

     (5)  minus any applicable premium taxes not yet deducted.

ELECTION OF INCOME PAYMENT OPTIONS
On the Payout Date, the Payout Proceeds will be applied under an available Income Payment Option, unless the Owner elects to receive the Surrender Value in a single sum. If an election of an Income Payment Option is not on file at our Mailing Address on the Payout Date, the proceeds will be paid as a life income annuity with payments for 10 years guaranteed. An Income Payment Option may be elected, revoked, or changed by the Owner at any time before the Payout Date while the Annuitant is living. The election of an option and any revocation or change must be made by Written Request. The Owner may elect to apply any portion of the Payout Proceeds to provide either variable Income Payments or fixed Income Payments or a combination of both.

We may refuse the election of an Income Payment Option other than paying the Payout Proceeds in a lump sum if the total amount applied to an Income Payment Option would be less than $2,500, or each Income Payment would be less than $20.00.

FIXED INCOME PAYMENTS
Fixed Income Payments are periodic payments from us to the designated Payee, the amount of which is fixed and guaranteed by us. The amount of each payment depends only on the form and duration of the Income Payment Option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount applied to purchase the Income Payments and the applicable income purchase rates in the Contract. The income purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.5%. We may, in its sole discretion, make Income Payments in an amount based on a higher interest rate.

VARIABLE INCOME PAYMENTS
The dollar amount of the first variable Income Payment is determined in the same manner as that of a fixed Income Payment. Variable Income Payments after the first payment are similar to fixed Income Payments except that the amount of each payment varies to reflect the net investment performance of the Subaccount(s) selected by the Owner or Payee.

The net investment performance of a Subaccount is translated into a variation in the amount of variable Income Payments through the use of Income Units. The amount of the first variable Income Payment associated with each Subaccount is applied to purchase Income Units at the Income Unit value for the Subaccount as of the Payout Date. The number of Income Units of each Subaccount attributable to a Contract then remains fixed unless an exchange of Income Units is made as described below. Each Subaccount has a separate Income Unit value that changes with each Valuation Period in substantially the same manner as do Accumulation Units of the Subaccount.

The dollar value of each variable Income Payment after the first is equal to the sum of the amounts determined by multiplying the number of Income Units by the Income Unit value for the Subaccount for the Valuation Period which ends immediately preceding the date of each such payment. If the net investment return of the Subaccount for a payment period is equal to the pro-rated portion of the 3.5% annual assumed investment rate, the variable Income Payment for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.5% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.5%, the payment for that period will be less than the payment for the prior period.

After the Payout Date, a Payee may change the selected Subaccount(s) by Written Request up to four times per Contract Year. Such a change will be made by exchanging Income Units of one Subaccount for another on an equivalent dollar value basis. See the Statement of Additional Information for examples of Income Unit value calculations and variable Income Payment calculations.

Surrenders and partial withdrawals may be made after the Payout Date, when a variable Income Payment is chosen for a fixed period of time.

DESCRIPTION OF INCOME PAYMENT OPTIONS

Option 1 - Interest Option. (Fixed Income Payments Only) The proceeds are left with us to earn interest at a compound annual rate to be determined by us but not less than 3.5%. Interest will be paid every month or every 12 months as the Payee selects. Under this option, the Owner may withdraw part or all of the proceeds at any time while the Annuitant is living. This option may not be available in all states. In the event of the Annuitant's death, any remaining proceeds would be paid to the Beneficiary. If there is no Beneficiary or no Beneficiary living at the time of the Annuitant's death, any remaining proceeds will be paid to the Owner's estate.

Option 2 - Installment Option. The proceeds are paid out in monthly installments to the Payee for a fixed number of years between 5 and 30. In the event of the Annuitant's death, the Beneficiary may receive the payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no Beneficiary or no Beneficiary living at the time of the Annuitant's death, the present value of the remaining payments will be paid to Owner, otherwise to the Owner, otherwise to the Owner's estate.

If variable Income Payments are elected under Option 2, the Owner may elect to receive the commuted value of any remaining payments in a lump sum. The commuted value of the payments will be calculated as described in the Contract.

Option 3A - Life Income Guaranteed Period Certain. The proceeds are paid in monthly installments to the Payee during the Annuitant's lifetime with the guarantee that payments will be made for a period of five, ten, fifteen, or twenty years. In the event of the Annuitant's death before the expiration of the specified number of years, a Beneficiary may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the Beneficiary or no Beneficiary living at the time of the Annuitant's death, the present value of the remaining payments will be paid to the Owner, otherwise to the Owner's estate.

Option 3B - Life Income. We make monthly Income Payments to the Payee for as long as the Annuitant remains alive. The same as Option 3A except that payments are not guaranteed for a specific number of years but only for the lifetime of the Annuitant. Under this option, a Payee could receive only one payment if the Annuitant dies after the first payment, two payments if the Annuitant dies after the second payment, etc.

Option 4 - Joint and Survivor Life Income - 10 Year Guaranteed Period Certain. The proceeds are paid out in monthly installments for as long as either of two original joint Annuitants remains alive. If after the second Annuitant dies, payments have been made for fewer than 10 years, payments will be made to the Beneficiary or the Beneficiary may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no Beneficiary or no Beneficiary is living at the time of the second Annuitant's death, the present value of the remaining payments will be paid to the Owner, otherwise to the Owner's estate. In addition to the 10 year guaranteed period certain, we currently make additional periods certain available under this option, including period certain of five years, fifteen years, and twenty years.

Option 5 - Life Income - Payments Adjusted For Inflation - Guaranteed Period Certain (Fixed Annuity Payments Only). The proceeds adjusted for inflation as described below are paid in monthly installments to the Payee during the Annuitant's lifetime with the guarantee that payments will be made for a period of five, ten, fifteen or twenty years. In the event of the Annuitant's death before the expiration of the specified number of years, the Beneficiary may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no Beneficiary or no Beneficiary is living at the time of the second Annuitant's death, the present value of the remaining payments will be paid to the Owner, otherwise to the Owner's estate.

Option 6 - Joint and Survivor Life Income - Payments Adjusted For Inflation - 10 year Guaranteed Period Certain (Fixed Annuity Payments Only). The proceeds adjusted for inflation as described below are paid out in monthly installments to the Payee for as long as either of two joint Annuitants remains alive. If after the second Annuitant's death, payments have been made for fewer than 10 years, payments will be made to the Beneficiary or the Beneficiary may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no Beneficiary or no Beneficiary is living at the time of the second Annuitant's death, the present value of the remaining payments will be paid to the Owner, otherwise to the Owner's estate of the last surviving Payee. In addition to the 10 year guaranteed period certain, we currently make additional periods certain available under this option, including periods certain of five years, fifteen years, and twenty years.

Option 7 - Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund (Fixed Annuity Payments Only). We will pay monthly annuity payments to the Payee adjusted for inflation as described below for as long as the Annuitant lives. The total amount paid under this option will be at least equal to the Contract Value applied. If the Annuitant dies and the total of all Income Payments paid is less than the Contract Value applied to this option, the difference will be payable to the Beneficiary in a lump sum. If there is no Beneficiary, it will be payable to the Owner, otherwise to the Owner's estate.

Option 8 - Joint and Survivor Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund (Fixed Annuity Payments Only). We will pay monthly annuity payments to the Payee adjusted for inflation as described below for as long as either of the Annuitant is living. The total amount paid under this option will be at least equal to the Contract Value applied. If at the death of the second surviving Annuitant, the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the Beneficiary in a lump sum. If there is no Beneficiary, it will be payable to the Owner, otherwise to the Owner's estate.

Adjustments for Inflation. For Options 5, 6, 7, and 8, Income Payments will be adjusted for inflation at the beginning of each calendar year. The adjustment is based on the percentage increase in the Consumer Price Index - Urban Wage Earners and Clerical Workers (Current Series) for the 12-month period ended September 30 of the prior calendar year. If the change in the index is negative, no adjustment will be made. If the CPI-W is discontinued, a substitute index will be used.

Such substitute index may be subject to approval by your state insurance department. We may discontinue offering settlement options 5, 6, 7, and 8 if the U.S. Treasury Department no longer issues new Treasury Inflation Protection Securities.

Alternate Payment Option. In lieu of one of the above options, the Payout Proceeds or death benefit, as applicable, may be applied to any other payment option made available by us or requested and agreed to by us. Please note that annuity options without a life contingency (e.g., Options 1 and 2) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.

Please note that annuity options without a life contingency (e.g., Options 1 and 2) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.

For all Income Payout Options other than Option 1, the minimum fixed payment amount and minimum initial payment amount for variable Income Payment Options will be determined from the tables in the Contract that apply to the particular option using the Annuitant's age (and if applicable, gender). Age will be determined from the last birthday at the due date of the first payment.

DEATH BENEFIT AFTER THE PAYOUT DATE
If an Owner dies after the Payout Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the surviving annuitant, if any, becomes the new Owner. If there is no successor Payee, the surviving annuitant becomes the new Owner. Such Owners will have the rights of Owners after the Payout Date, including the right to name successor Payees if the deceased Owner had not previously done so. The death of an Annuitant after the Payout Date will have the effect stated in the Income Payment Option pursuant to which Income Payments are being made.

                             CHARGES AND DEDUCTIONS
================================================================================

MORTALITY AND EXPENSE RISK CHARGES
We deduct a mortality and expense risk charge from the Variable Account. The charges are computed and deducted on a daily basis, and are equal to an annual rate of 1.15% of the average daily net assets of the Variable Account.

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the Income Payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Payout Date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses.

We may use any profits from this charge to finance other expenses, including expenses incurred in the administration of the Contracts and distribution expenses related to the Contracts, or for any other purpose.

FUND EXPENSES
Because the Variable Account purchases shares of the Funds, the net assets of the Variable Account will reflect the investment management fees and other operating expenses incurred by such Funds. A more detailed description of these fees and expenses may be found in the Funds' prospectus, which follows this Prospectus. In addition, as discussed under "Servicing Fees", the Funds pay us for providing certain administrative services.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

Charge for Partial Withdrawal or Surrender. No sales charge deduction is made from purchase payments when amounts are deposited into the Contracts. However, if any amount is withdrawn or surrendered within seven years of being received by us, we will withdraw the amount requested and deduct a surrender charge from the remaining Contract Value. We deduct a surrender charge to compensate us for the distribution costs when Owners surrender or withdraw before distribution costs have been recovered.

The surrender charge is calculated by multiplying the applicable charge percentage (as shown below) by the amount of purchase payments surrendered. This means that you would pay the same charge at the time of withdrawal or surrender regardless of whether your Contract Value has increased or decreased. There is no surrender charge for withdrawal of Contract Value in excess of aggregate purchase payments (less withdrawals of such payments). The surrender charge is calculated using the assumption that all Contract Value in excess of aggregate purchase payments (less withdrawals of such payments) is surrendered before any purchase payments and that purchase payments are surrendered on a first-in-first-out basis.

----------------------------------------------
   Number of Full Years           Charge as a
 Between Date of Purchase          Percentage
     Payment and Date             of Purchase
       of Surrender                 Payment
----------------------------------------------
             0                         7%
             1                         6%
             2                         5%
             3                         4%
             4                         3%
             5                         2%
             6                         1%
            7+                         0%
----------------------------------------------

(In Oregon, the charge is 6% before 1 year.)

Amounts Not Subject to Surrender Charge. In each Contract Year, earnings may be withdrawn free of surrender charges. In addition, up to 10% of an amount equal to the aggregate purchase payments still subject to a surrender charge (computed at the time of the withdrawal or surrender) may be withdrawn or surrendered during that year without a surrender charge. Any amounts surrendered or withdrawn in excess of this 10% will be assessed a surrender charge. This right is not cumulative from Contract Year to Contract Year.

Waiver of Market Value Adjustment and Surrender Charge. In most states, the Contract Provides that, upon Written Request from the Owner before the Payout Date, the surrender change and any applicable market value adjustment will be waived on one partial withdrawal or surrender if the Annuitant is:

     (1) confined to nursing home or hospital after the Contract is issued (as described in the Contract); or
     (2) becomes terminally ill after the Contract is issued (as described in the Contract); or
     (3) becomes unemployed at least one year after the Contract is issued, has received unemployment compensation for at least 30 days and is receiving it at the time of the withdrawal or surrender (as described in the Contract); or
     (4) the Annuitant's primary residence is located in an area that is declared a presidential disaster area and $50,000 of damage is sustained to the residence as a result of the disaster and after the Contract is issued (as described in the Contract).

The waiver is not available in some states, and, therefore, is not described in Contracts issued in those states. The terms under which the surrender charge and any applicable market value adjustment will be waived may vary in some states and are described in Contracts issued in those states. This benefit may be exercised only one time.

ANNUAL CONTRACT FEE
On each Contract Anniversary before the Payout Date, we deduct an annual Contract fee of $30 to pay for administrative expenses. The fee is deducted from each Subaccount and from the Fixed Account Option based on a proportional basis. We may deduct the contract fee upon surrender of a Contract on a date other than a Contract Anniversary. A pro-rated portion of the fee is deducted upon application to an Income Payout Option. After the Payout Date, the annual Contract fee is deducted from variable Income Payments.

We do not deduct the annual Contract fee on Contracts with a Contract Value of $25,000 or more on the Contract Anniversary. The Contract fee will not be charged after the Payout Date when a Contract with a Contract Value of $25,000 or more has been applied to an Income Payment Option.

TRANSFER PROCESSING FEE
Currently no fee is charged for transfers. However, we may charge $10 for the 13th transfer and each additional transfer during a Contract Year to compensate us for transfer processing costs. The transfer charge is not applicable to transfers from the DCA One Year Fixed Period. Each request is considered to be one transfer, regardless of the number of Subaccounts or Fixed Amounts affected by the transfer. The transfer fee is deducted from the account from which the transfer is made. If a transfer is made from more than one account at the same time, the transfer fee is deducted pro-rata from the accounts. Automatic transfers, including Dollar Cost Averaging, do not count against the twelve free transfers.

DUPLICATE CONTRACT CHARGE
You can obtain a summary of your Contract at no charge. There will be a $30 charge for a duplicate Contract. In addition, a Written Request is needed to request a duplicate Contract.

PREMIUM TAXES
Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. If premium taxes are applicable to a Contract, the jurisdiction may require payment (a) from purchase payments as they are received, (b) from Contract Value upon withdrawal or surrender, (c) from Payout Proceeds upon application to an income payment option, or (d) upon payment of a death benefit. We will forward payment to the taxing jurisdiction when required by law. Although we may deduct premium taxes at the time such taxes are paid to the taxing authority, currently we do not deduct premium tax.

OTHER TAXES
Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that we incur or that may be attributable to the Variable Account or the Contracts. We may, however, make such a charge in the future from Surrender Value, death benefits or Income Payments, as appropriate.

LOAN INTEREST CHARGE
While a loan is outstanding, loan interest is payable at the end of each Contract Year or, if earlier, on the date of loan repayment, surrender, termination, or death of the Annuitant.

Loan interest is charged in arrears on the amount of an outstanding loan. Loan interest that is unpaid when due will be added to the amount of the loan at the end of each Contract Year and will bear interest at the same rate. We charge an annual interest rate of 6.5% on loans. After offsetting the 3.00% interest we guarantee we will credit to the Loan Account, the maximum guaranteed net cost of loans is 3.50% (annually).

ENHANCED DEATH BENEFIT RIDER CHARGES
For Contracts issued prior to May 1, 2003, each of the three enhanced death benefit riders will carry an annual charge of 0.15% of average monthly Contract Value for the prior year. For Contracts issued after May 1, 2003, the 5% Annual Guarantee Death Benefit rider will carry an annual charge of 0.20% of average monthly Contract Value for the prior year. The other death benefit riders will carry an annual charge of 0.15% of average monthly Contract value for the prior year. These charges, which are intended to compensate us for the costs and risks assumed by us providing the riders, will be assessed on each Contract Anniversary. The charge will be based on the average monthly Contract Value for the previous 12 months. The charge will be deducted from the Subaccounts and Fixed Amounts on a pro-rata basis. A pro-rata portion of this charge will be deducted upon surrender if the Contract is surrendered on a date other than the Contract Anniversary.

ENDORSEMENT CHARGES
Currently there is no charge for the Income Payment Increase Endorsement; however, we may charge up to $150 for the endorsement. If a charge is assessed, it will be deducted from the additional amount received before it is added to the Contract Value applied to the Income Payment Option.

We also may charge a fee, not to exceed $150 for each partial withdrawal or surrender if the surrender charges are waived under the Executive Benefits Plan Endorsement during the first two Contract Years. This fee is intended to offset expenses incurred in providing the endorsement. If a fee is imposed, this fee will be deducted from the Contract Value at the time of the surrender or partial withdrawal.

Generally, there is no charge for the Change of Annuitant Endorsement, however, if the Owner exercises the rights under this endorsement during the first two Contract Years, we may charge up to $150 to offset our expenses incurred in connection with the endorsement. If a fee is imposed, this fee will be deducted from the Contract Value at the tie of the surrender or partial withdrawal. The Change of Annuitant Endorsement is subject to a number of conditions.

                             RIDERS AND ENDORSEMENTS
================================================================================

If the Owner elects one of the following enhanced death benefit riders or endorsements, the death benefit will be paid as described above under the heading "Death Benefit Before the Payout Date", and will be calculated as set for below. We assess a charge for each of the riders. If you extend your anticipated Payout Date, any death benefit rider will be terminated and you will receive the basic death benefit under the Contract.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
This rider provides a minimum death benefit prior to the Payout Date equal to the Maximum Anniversary Value (as described below) less any Loan Amounts and premium taxes not previously deducted. On the issue date, the Maximum Anniversary Value is equal to the initial Net Purchase Payment. After the issue date, the Maximum Anniversary Value will be calculated on three different dates:

     (1)  the date an additional purchase payment is received by us,
     (2)  the date of payment of a partial withdrawal, and
     (3)  on each Contract Anniversary.

When a purchase payment is received, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the Net Purchase Payment. When a partial withdrawal is paid, the Maximum Anniversary Value is equal to the most recently calculated maximum anniversary value less an adjustment for the partial withdrawal. The adjustment for each partial withdrawal is (1) divided by (2) with the result multiplied by (3) where:

     (1)  is the partial withdrawal amount;
     (2)  is the Contract Value immediately prior to the partial withdrawal; and
     (3) is the most recently calculated Maximum Anniversary Value less any adjustments for prior partial withdrawals (including any applicable market value adjustments and surrender charges).

This rider is available for Annuitants age 75 or less on the issue date. This rider may not be available in all states.

5% ANNUAL GUARANTEE DEATH BENEFIT
This rider provides a minimum death benefit prior to the Payout Date equal to the 5% Annual Guarantee Death Benefit less any Loan Amounts and premium taxes not previously deducted. On the issue date the 5% Annual Guarantee Value is equal to the initial Net Purchase Payment. Thereafter, the 5% Annual Guarantee Value on each Contract Anniversary is the lesser of:

     (1) the sum of all Net Purchase Payments received minus an adjustment for partial withdrawals plus interest compounded at a 5% annual effective rate; or
     (2)  200% of all Net Purchase Payments received.

The adjustment for each partial withdrawal is equal to (1) divided by (2) with the result multiplied by (3) where:

     (1)  is the partial withdrawal amount;
     (2)  is the Contract Value immediately prior to the withdrawal; and
     (3) is the 5% Annual Guarantee Death Benefit immediately prior to the withdrawal, less any adjustments for earlier withdrawals (including any applicable market value adjustments and surrender charges).

This rider is available for Annuitants age 75 or less on the issue date. This rider may not be available in all states.

MINIMUM DEATH BENEFIT GUARANTEE RIDER
This rider provides a minimum death benefit prior to the Payout Date equal to the greater of:

     (1)  the death benefit proceeds provided by the Contract;
     (2) the death benefit proceeds provided by any other rider attached to the Contract; or
     (3) the Minimum Death Benefit Guarantee Proceeds, as such term is defined below, as of the date Due Proof of Death is received.

The death benefit proceeds described above will be reduced by any Loan Amount and any applicable premium taxes not previously deducted.

The Minimum Death Benefit Guarantee Proceeds are equal to the greater of (a) or
(b), where a = the sum of your Net Purchase Payments made as of the date Due Proof of Death is received, minus an adjustment for each partial withdrawal made as of the date Due Proof of Death is received, equal to (1) divided by (2), with the result multiplied by (3) where:

     (1)  = the partial withdrawal amount;
     (2)  = the Contract Value immediately prior to the partial withdrawal; and
     (3) = the sum of your Net Purchase Payments immediately prior to the partial withdrawal, less any adjustments for prior partial withdrawals (including any applicable market value adjustments and surrender charges).

     b = The Contract Value as of the date Due Proof of Death is received.

This rider is available for Annuitants age 76 or greater on the issue date. This rider may not be available in all states.

EXECUTIVE BENEFITS PLAN ENDORSEMENT
We also offer an Executive Benefits Plan Endorsement in conjunction with certain deferred compensation plans. The executive benefits plan endorsement waives the surrender charges on the Contract subject to certain conditions. The Executive Benefits Plan Endorsement may not be available in all states.

CHANGE OF ANNUITANT ENDORSEMENT
We offer a Change of Annuitant Endorsement in conjunction with certain deferred compensation plans. This endorsement permits an Owner that is a business or trust to change the Annuitant at any time when the current Annuitant is alive provided that both the current Annuitant and new Annuitant are selected managers or highly compensated employees of the Owner.

Generally, there is no charge for the Change of Annuitant Endorsement; however, if the Owner exercises the rights under this endorsement during the first two Contract Years we may charge up to $150 to offset our expenses incurred in connection with the endorsement. If a fee is imposed, this fee will be deducted from the Contract Value at the time of the change of annuitant. The Change of Annuitant Endorsement is subject to a number of conditions.

INCOME PAYMENT INCREASE ENDORSEMENT
We offer an Income Payment Increase Endorsement on this Contract. Under this endorsement and subject to the conditions described in endorsement, you may increase the Income Payment under any Income Payout Option (other than Income Payout Option 1) by sending us an additional payment of up to $1 million with your Written Request electing an Income Payout Option. We deduct any Premium Taxes from the additional payment and the additional amount is added to the Contract Value applied to the Income Payout Option.

                          DISTRIBUTION OF THE CONTRACT
================================================================================

We have entered into a distribution agreement with CBSI for the distribution and sale of the Contract. CBSI is a wholly owned subsidiary of CUNA Mutual Investment Corporation, which is a wholly owned subsidiary of CUNA Mutual Insurance Society. While CBSI and other broker-dealers with whom CBSI has contracted ("selling firms") continue to service current Owners, we no longer issue new Contracts. CBSI is a member of FINRA, and services Owners through its registered representatives. Registered representatives of CBSI and selling firms who service Owners have been appointed by us as insurance agents.

We pay up-front commissions of up to 7.25% of purchase payments to CBSI and selling firms for sales of the Contracts by their registered representatives. Alternatively, if elected, we may pay a reduced up-front commission in exchange for paying up to 0.75% of Contract Value as ongoing compensation annually for so long as the Contract remains in effect. The greater the amount of compensation paid at the time you make a purchase payment, the less we will pay as ongoing compensation.

CBSI and selling firms pay their registered representatives a portion of the compensation received for their sales of the Contracts. CBSI registered representatives and their managers may also be eligible for various cash benefits, such as insurance benefits, and non-cash compensation items that we and/or one or more of our affiliates may provide. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. CBSI's registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

In addition to the compensation paid for sales of the Contracts, we pay compensation when an Owner annuitizes all or a portion of his or her Contract and elects a life contingent annuity payout after the first Contract Year. This additional compensation can be up to 4.0% of the amount annuitized based upon the income option selected and the length of time the Contract was in force. Any trail commissions for Contract sales will cease upon payments made for Owner's life contingent annuitization. Please note that our compensation practices generally discourage annuitization during the first Contract Year. However, there are exceptions to such general practices (such as when an Owner elects a variable Income Payment Option). Ask your registered representative for more information.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Franklin Templeton Variable Insurance Funds, Oppenheimer Variable Account Funds, and PIMCO Variable Insurance Trust make payments under their Rule 12b-1 plans to CBSI in consideration of services provided by CBSI in distributing shares of those Funds. These payments may range up to 0.35% of Variable Account assets invested in a particular Fund. Payments under a Fund's Rule 12b-1 plan decrease the Fund's investment return.

A portion of the compensation paid to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

Ask your agent for further information about the compensation and other benefits the selling firm for which he or she works receives in connection with your purchase of a Contract.

No specific charge is assessed directly to Owners of the Contracts to cover commissions and other incentives or payments described above. We intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the Contracts and other corporate revenue.

                               FEDERAL TAX MATTERS
================================================================================

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION
This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about specific tax implications should consult a competent tax adviser before making a transaction. This discussion is based upon our understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified Contract is designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457(b) of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or Income Payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT
Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although we do not have direct control over the Funds in which the Variable Account invests, we believe that each Fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of the Contract, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contract does not give Owners investment control over separate account assets, we may modify the Contract as necessary to prevent an Owner from being treated as the owner of the separate account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Owner dies on or after the Payout Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Payout Date, the entire interest in the contract will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Annuitant or over a period not extending beyond the life expectancy of that Annuitant provided that such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary" is the person designated by such Owner as an Annuitant and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES
The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. We believe that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and surrenders) or as Income Payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Any annuity Owner who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Surrenders. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which were not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

In the case of a partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract, under Section 72(e), any amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. The Contract Value immediately before a partial withdrawal may have to be increased by any positive market value adjustment which results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of market value adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of a market value adjustment.

In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Special rules and procedures apply to Section 1035 transactions. Prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Income Payments. Tax consequences may vary depending on the payment option elected under an annuity contract. Generally, under Code Section 72(b), (prior to recovery of the investment in the Contract) taxable income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable Income Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments; however, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each Income Payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of any annuity contract's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract or (ii) if distributed under a payment option, they are taxed in the same way as Income Payments.

Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

     (1)  made on or after the taxpayer reaches age 59(1/2);

     (2) made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

     (3)  attributable to the taxpayer's becoming disabled;

     (4) as part of a series of substantially equal periodic payments not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the designated Beneficiary;

     (5) made under certain annuities issued in connection with structured settlement agreements; and

     (6) made under an annuity contract that is purchased with a single purchase payment when the Payout Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made not less frequently than annually during the Income Payment period.

Other tax penalties may apply to certain distributions under a Qualified
Contract.

Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive.

SEPARATE ACCOUNT CHARGES
It is possible that the Internal Revenue Service may take the position that rider fees are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT
A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such actions should contact a competent tax adviser with respect to the potential tax effects.

WITHHOLDING
Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.

"Taxable eligible rollover distributions" from section 401(a) plans, section 403(b) tax-sheltered annuities, and section 457(b) governmental plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan except certain distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a "direct rollover" from the plan to an IRA established by the direct rollover.

MULTIPLE CONTRACTS
All non-qualified deferred annuity Contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includable in gross income under Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59(1/2) (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. We will amend the Contract as necessary to conform it to the requirements of such plans.

For qualified plans under Section 401(a), 403(b), and eligible plans under 457(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70(1/2) or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent Owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70(1/2). For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70(1/2). Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRA contributions are limited each year to the lesser of a limit specified in the Code or 100% of the compensation includible in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain other types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit. Earnings in an IRA are not taxed while held in the IRA. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59(1/2) (unless certain exceptions apply) are also subject to a 10% penalty tax. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualifications requirements.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA up to the lesser of a limit specified in the Code or 100% of compensation includible in the Owner's gross income for the year. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth

IRA, income tax and a 10% federal penalty tax may apply to distributions made
(1) before age 59(1/2) (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Simplified Employee Pension (SEP) IRAs. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (Social Security) taxes. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59(1/2), severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employers' section 403(b) plan. Owners of certain Section 403(b) annuities may receive Contract loans. Contract loans that satisfy certain requirements with respect to Loan Amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under
Section 403(b) may be adversely affected. Owners should seek competent advice before requesting a Contract loan. The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Certain Deferred Compensation Plans. Code Section 457(b) provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Under a non-governmental plan, all investments, however, are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations.

POSSIBLE CHARGE FOR OUR TAXES
At the present time, we do not charge the Subaccounts for any Federal, state, or local taxes that we incur which may be attributable to such Subaccounts or the Contracts. We, however, may in the future charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law and the law may change.


Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Further, the Federal income tax consequences discussed herein reflect our understanding of current law and the law may change.


Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST tax") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2013, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


Medicare Tax. Beginning in 2013, distributions from non-qualified annuity policies will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies.

In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

                                LEGAL PROCEEDINGS
================================================================================

We, like other life insurance companies, and our subsidiaries may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, us, or CBSI.

                                COMPANY HOLIDAYS
================================================================================

We are closed on the following holidays: New Year's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

We are closed on the day itself if those days fall Monday through Friday, the day immediately preceding if those days fall on a Saturday, and the day immediately following if those days fall on a Sunday.

                              FINANCIAL STATEMENTS
================================================================================


Our and the Variable Account's financial statements are contained in the SAI. Our financial statements should be distinguished from the Variable Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Contracts. For a free copy of these financial statements and/or the SAI, please contact us at our Mailing Address or call us at 1-800-798-5500.

                        APPENDIX A - FINANCIAL HIGHLIGHTS
================================================================================


The following information is derived from the financial statements of the Variable Account. The financial statements are included in the Statement of Additional Information. The table below gives per unit information about the financial history of each Subaccount for the ten fiscal years ended December 31, 2012 or the life of the subaccount if not available for entire ten year period. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Funds and the assessment of various charges.

---------------------------------------------------------------------------------------------------------------------------------
                                                          Accumulation                           Percentage
                                                           unit value        Accumulation      change in unit    Number of units
                                                          beginning of    unit value end of     value during      outstanding at
                  Subaccount/Year                            period             period             period         end of period
---------------------------------------------------------------------------------------------------------------------------------
 Ultra Series Conservative Allocation Fund, Class I
 2007                                                       $10.00 (a)          $10.04               0.40% *         1,222,425
 2008                                                        10.04                8.15            (18.82%)           2,390,102
 2009                                                         8.15                9.40              15.34%           2,160,517
 2010                                                         9.40               10.07               7.13%           2,061,357
 2011                                                        10.07               10.27               1.99%           1,345,179
 2012                                                        10.27               11.06               7.69%           1,130,699
---------------------------------------------------------------------------------------------------------------------------------
 Ultra Series Moderate Allocation Fund, Class I
 2007                                                       $10.00 (a)          $10.04               0.40% *         2,029,953
 2008                                                        10.04                6.92            (31.08%)           3,401,561
 2009                                                         6.92                8.25              19.22%           3,166,060
 2010                                                         8.25                8.99               8.97%           2,739,793
 2011                                                         8.99                9.07               0.89%           2,001,315
 2012                                                         9.07                9.91               9.26%           1,606,434
---------------------------------------------------------------------------------------------------------------------------------
 Ultra Series Aggressive Allocation Fund, Class I
 2007                                                       $10.00 (a)          $10.08               0.80% *           305,937
 2008                                                        10.08                5.87            (41.77%)             601,187
 2009                                                         5.87                7.42              26.41%             617,153
 2010                                                         7.42                8.15               9.84%             496,563
 2011                                                         8.15                8.10             (0.61%)             390,065
 2012                                                         8.10                8.92              10.12%             334,765
---------------------------------------------------------------------------------------------------------------------------------
 Ultra Series Money Market Fund, Class I
 2003                                                       $10.35              $10.31             (0.39%)           3,308,744
 2004                                                        10.31               10.28             (0.29%)           3,025,252
 2005                                                        10.28               10.45               1.65%           3,260,983
 2006                                                        10.45               10.80               3.35%           4,437,378
 2007                                                        10.80               11.18               3.52%           5,053,337
 2008                                                        11.18               11.24               0.54%           6,016,606
 2009                                                        11.24               11.12             (1.07%)           2,982,311
 2010                                                        11.12               10.99             (1.17%)           2,063,408
 2011                                                        10.99               10.86             (1.18%)           1,681,949
 2012                                                        10.86               10.74             (1.10%)           1,207,201
---------------------------------------------------------------------------------------------------------------------------------
 Ultra Series Core Bond Fund, Class I (f/k/a Ultra
 Series Bond Fund, Class I)
 2003                                                       $11.85              $12.07               1.86%          10,771,088
 2004                                                        12.07               12.33               2.15%          12,200,466
 2005                                                        12.33               12.50               1.38%          11,842,572
 2006                                                        12.50               12.85               2.80%          11,424,983
 2007                                                        12.85               13.34               3.81%          10,386,676
 2008                                                        13.34               13.57               1.72%           7,744,818
 2009                                                        13.57               14.29               5.31%           5,912,612
 2010                                                        14.29               14.96               4.69%           4,389,871
 2011                                                        14.96               15.78               5.48%           3,302,342
 2012                                                        15.78               16.11               2.09%           2,565,831
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                          Accumulation                           Percentage
                                                           unit value        Accumulation      change in unit    Number of units
                                                          beginning of    unit value end of     value during      outstanding at
                  Subaccount/Year                            period             period             period         end of period
---------------------------------------------------------------------------------------------------------------------------------
 Ultra Series High Income Fund, Class I
 2003                                                        $10.46             $12.25              17.11%           2,869,741
 2004                                                         12.25              13.19               7.67%           4,132,718
 2005                                                         13.19              13.37               1.36%           4,180,806
 2006                                                         13.37              14.43               7.93%           4,092,759
 2007                                                         14.43              14.57               0.97%           3,592,152
 2008                                                         14.57              12.28            (15.72%)           2,477,583
 2009                                                         12.28              16.30              32.74%           1,784,555
 2010                                                         16.30              18.01              10.49%           1,417,239
 2011                                                         18.01              18.69               3.78%           1,022,846
 2012                                                         18.69              20.54               9.90%             807,564
---------------------------------------------------------------------------------------------------------------------------------
 Ultra Series Diversified Income Fund, Class I
 2003                                                         $8.36              $9.66              15.55%          16,638,014
 2004                                                          9.66              10.34               7.04%          20,580,023
 2005                                                         10.34              10.62               2.71%          20,277,702
 2006                                                         10.62              11.55               8.76%          17,810,878
 2007                                                         11.55              11.70               1.30%          15,054,268
 2008                                                         11.70              10.04            (14.19%)          10,715,739
 2009                                                         10.04              10.99               9.46%           8,139,474
 2010                                                         10.99              12.17              10.74%           6,333,106
 2011                                                         12.17              12.98               6.66%           5,151,588
 2012                                                         12.98              13.87               6.86%           4,152,873
---------------------------------------------------------------------------------------------------------------------------------
 Ultra Series Large Cap Value Fund, Class I
 2003                                                         $6.68              $8.31              24.40%          14,724,108
 2004                                                          8.31               9.24              11.19%          19,664,669
 2005                                                          9.24               9.64               4.33%          20,002,772
 2006                                                          9.64              11.49              19.19%          18,364,062
 2007                                                         11.49              11.43             (0.52%)          15,644,580
 2008                                                         11.43               7.23            (36.75%)          11,250,627
 2009                                                          7.23               8.35              15.49%           8,787,444
 2010                                                          8.35               8.94               7.07%           6,622,449
 2011                                                          8.94               9.49               6.15%           4,656,608
 2012                                                          9.49              10.50              10.64%           3,579,402
---------------------------------------------------------------------------------------------------------------------------------
 Ultra Series Large Cap Growth Fund, Class I
 2003                                                         $5.73              $7.32              27.75%          11,122,744
 2004                                                          7.32               7.88               7.65%          14,121,014
 2005                                                          7.88               7.98               1.27%          13,646,802
 2006                                                          7.98               8.51               6.64%          12,564,708
 2007                                                          8.51               9.45              11.05%          11,181,048
 2008                                                          9.45               5.87            (37.88%)           8,273,906
 2009                                                          5.87               8.00              36.29%           6,120,435
 2010                                                          8.00               8.87              10.88%           4,693,415
 2011                                                          8.87               8.67             (2.25%)           3,504,000
 2012                                                          8.67               9.53               9.92%           2,712,541
---------------------------------------------------------------------------------------------------------------------------------
 Ultra Series Mid Cap Fund, Class I(c)
 2003                                                         $9.23             $12.19              31.96%           5,013,565
 2004                                                         12.19              13.66              12.11%           7,703,327
 2005                                                         13.66              14.70               7.56%           8,046,838
 2006                                                         14.70              16.19              10.19%           7,750,599
 2007                                                         16.19              17.35               7.16%           6,810,166
 2008                                                         17.35               9.11            (47.51%)           4,964,066
 2009                                                          9.11              13.26              45.60%           3,761,038
 2010                                                         13.26              15.75              18.76%           3,458,996
 2011                                                         15.75              16.27               3.30%           2,505,395
 2012                                                         16.27              18.69              14.87%           1,889,893
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                          Accumulation                           Percentage
                                                           unit value        Accumulation      change in unit    Number of units
                                                          beginning of    unit value end of     value during      outstanding at
                  Subaccount/Year                            period             period             period         end of period
---------------------------------------------------------------------------------------------------------------------------------
 Ultra Series Small Cap Fund, Class I(c)
 2007                                                        $10.00 (b)         $8.90             (11.00%) *           61,912
 2008                                                          8.90              6.55             (26.40%)            180,511
 2009                                                          6.55              8.52               30.08%            128,948
 2010                                                          8.52             10.67               25.23%            177,985
 2011                                                         10.67             10.65              (0.19%)            111,889
 2012                                                         10.65             12.16               14.18%             58,499
---------------------------------------------------------------------------------------------------------------------------------
 Ultra Series International Stock Fund, Class I(c)
 2003                                                         $7.13             $9.41               31.98%          1,281,093
 2004                                                          9.41             11.21               19.13%          2,099,761
 2005                                                         11.21             12.92               15.25%          2,661,353
 2006                                                         12.92             15.87               22.83%          3,280,388
 2007                                                         15.87             17.48               10.14%          3,406,141
 2008                                                         17.48             10.60             (39.36%)          2,272,373
 2009                                                         10.60             13.41               26.51%          1,721,334
 2010                                                         13.41             14.20                5.89%          1,811,185
 2011                                                         14.20             12.95              (8.80%)          1,260,314
 2012                                                         12.95             15.52               19.85%            887,698
---------------------------------------------------------------------------------------------------------------------------------
 Franklin High Income Securities Fund, Class 4
 2008                                                        $10.00 (b)         $7.45             (25.50%) *           41,221
 2009                                                          7.45             10.49               40.81%             92,212
 2010                                                         10.49             11.75               12.01%             88,383
 2011                                                         11.75             12.13                3.23%             63,483
 2012                                                         12.13             13.86               14.26%             40,683
---------------------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund, Class 4
 2008                                                        $10.00 (b)         $6.91             (30.90%) *          125,680
 2009                                                          6.91              9.25               33.86%            112,710
 2010                                                          9.25             10.29               11.24%            174,224
 2011                                                         10.29             10.41                1.17%            167,400
 2012                                                         10.41             11.57               11.14%            148,273
---------------------------------------------------------------------------------------------------------------------------------
 Mutual Global Discovery Securities Fund, Class 4
 2008                                                        $10.00 (b)         $7.36             (26.40%) *           66,267
 2009                                                          7.36              8.97               21.88%             99,350
 2010                                                          8.97              9.92               10.59%            111,444
 2011                                                          9.92              9.50              (4.23%)            120,088
 2012                                                          9.50             10.64               12.00%             86,700
---------------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. Global Real Estate Fund, Series II
 2008                                                        $10.00 (b)         $5.50             (45.00%) *           22,969
 2009                                                          5.50              7.13               29.64%             51,469
 2010                                                          7.13              8.26               15.85%             52,611
 2011                                                          8.26              7.62              (7.75%)             34,570
 2012                                                          7.62              9.63               26.38%             23,455
---------------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income Portfolio, Series II(d)
 (f/k/a Invesco Van Kampen V.I. Growth and
 Income Portfolio, Series II)
 2008                                                        $10.00 (b)         $7.08             (29.20%) *           79,475
 2009                                                          7.08              8.69               22.74%            125,302
 2010                                                          8.69              9.63               10.82%            137,858
 2011                                                          9.63              9.31              (3.32%)            129,532
 2012                                                          9.31             10.53               13.10%             85,524
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                          Accumulation                           Percentage
                                                           unit value        Accumulation      change in unit    Number of units
                                                          beginning of    unit value end of     value during      outstanding at
                  Subaccount/Year                            period             period             period         end of period
---------------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. Mid Cap Growth Portfolio, Series II
 (f/k/a Invesco Van Kampen V.I. Mid Cap Growth
 Portfolio, Series II)
 2008                                                        $10.00 (b)         $5.41             (45.90%) *          62,513
 2009                                                          5.41              8.37               54.71%            69,404
 2010                                                          8.37             10.53               25.81%            55,832
 2011                                                         10.53              9.44             (10.35%)            56,744
 2012                                                          9.44             10.40               10.17%            32,450
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap Fund(R)/VA,
 Service Shares (f/k/a Oppenheimer Main Street
 Small- & Mid-Cap Fund(R)/VA, Service Shares)
 2008                                                        $10.00 (b)         $6.48             (35.20%) *          35,553
 2009                                                          6.48              8.77               35.34%            40,130
 2010                                                          8.77             10.67               21.66%            42,835
 2011                                                         10.67             10.30              (3.47%)            56,043
 2012                                                         10.30             11.96               16.12%            31,755
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Fund(R)/VA, Service Shares
 2008                                                        $10.00 (b)         $6.39             (36.10%) *          94,517
 2009                                                          6.39              8.09               26.60%            88,035
 2010                                                          8.09              9.26               14.46%           130,012
 2011                                                          9.26              9.12              (1.51%)            97,020
 2012                                                          9.12             10.51               15.24%            58,773
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer International Growth Fund/VA, Service Shares
 2008                                                        $10.00 (b)         $5.93             (40.70%) *          62,266
 2009                                                          5.93              8.16               37.61%            78,916
 2010                                                          8.16              9.24               13.24%            83,619
 2011                                                          9.24              8.44              (8.66%)            98,083
 2012                                                          8.44             10.16               20.38%            60,848
---------------------------------------------------------------------------------------------------------------------------------
 PIMCO Commodity Real Return(R) Strategy
 Portfolio, Advisor Class
 2008                                                        $10.00 (b)         $4.64             (53.60%) *          79,799
 2009                                                          4.64              6.49               39.87%           135,103
 2010                                                          6.49              7.97               22.80%            89,294
 2011                                                          7.97              7.29              (8.53%)            86,037
 2012                                                          7.29              7.57                3.84%            62,689
---------------------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio, Advisor Class
 2008                                                        $10.00 (b)         $9.99              (0.10%) *         195,369
 2009                                                          9.99             11.25               12.61%           468,410
 2010                                                         11.25             12.01                6.76%           493,352
 2011                                                         12.01             12.29                2.33%           479,945
 2012                                                         12.29             13.30                8.22%           389,448
---------------------------------------------------------------------------------------------------------------------------------
 PIMCO Global Bond Portfolio (Unhedged), Advisor Class
 2008                                                        $10.00 (b)         $9.28              (7.20%) *          77,195
 2009                                                          9.28             10.70               15.30%           115,296
 2010                                                         10.70             11.80               10.28%           132,973
 2011                                                         11.80             12.54                6.27%           127,618
 2012                                                         12.54             13.26                5.74%            94,295
---------------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
(a)This Subaccount was added on May 1, 2007 with all Subaccounts starting with a $10.00 unit price.
(b)This Subaccount was added on May 1, 2008 with all Subaccounts starting with a $10.00 unit price.

(c)Effective as of May 1, 2010 the Ultra Series Mid Cap Growth Class I, Ultra Series Small Cap Growth Class I and the Ultra Series Global Securities Class I subaccounts reorganized into the Ultra Series Mid Cap Value Class I, Ultra Series Small Cap Value Class I and the Ultra Series International Stock Class I subaccounts, respectively. Subsequently, the Ultra Series Mid Cap Value and the Ultra Series Small Cap Value subaccounts changed their names to the Ultra Series Mid Cap and the Ultra Series Small Cap subaccounts, respectively. The Ultra Series Mid Cap subaccount's performance prior to May 1, 2010 is based on the accounting predecessor, the Ultra Series Mid Cap Growth subaccount. The Ultra Series Small Cap subaccount's performance prior to May 1, 2010 is based on the predecessor, the Ultra Series Small Cap Value subaccount. The Ultra Series Global Cap subaccount's performance prior to May 1, 2010 is based on the predecessor, the Ultra Series International subaccount.
(d) Effective as of June 1, 2010, the Van Kampen Growth and Income and Van Kampen Mid Cap Growth Subaccounts reorganized into the Invesco Van Kampen V.I. Growth and Income and Invesco Van Kampen V.I. Mid Cap Growth Subaccounts, respectively.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS
================================================================================


ADDITIONAL CONTRACT PROVISIONS .............................................. 1

  The Contract .............................................................. 1

  Incontestability .......................................................... 1

  Misstatement of Age or Gender ............................................. 1

  Participation ............................................................. 1

  403(b) Contract Loans ..................................................... 1

PRINCIPAL UNDERWRITER ....................................................... 2

VARIABLE INCOME PAYMENTS .................................................... 2

  Assumed Investment Rate ................................................... 2

  Amount of Variable Income Payments ........................................ 2

  Income Unit Value ......................................................... 3

OTHER INFORMATION ........................................................... 3

INDEPENDENT AUDITORS ........................................................ 3

FINANCIAL STATEMENTS ........................................................ 4


You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling us at 1-800-798-5500.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                           CMFG LIFE INSURANCE COMPANY
                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (800) 798-5500

                          CMFG VARIABLE ANNUITY ACCOUNT
                         MEMBERS(R) VARIABLE ANNUITY II

         Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information ("SAI") contains additional information to that already provided in the Prospectus for the Contract offered by CMFG Life Insurance Company.

This SAI is not a prospectus, and it should be read only in conjunction with the Prospectus for the Contract dated May 1, 2013, as it may be amended from time to time. Terms used, but not defined, in this SAI have the meaning given to them in the Prospectus.

You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

                                   May 1, 2013

                                                                       Form 1869

                                TABLE OF CONTENTS

                                                                          Page
ADDITIONAL CONTRACT PROVISIONS ............................................. 1

   The Contract ............................................................ 1
   Incontestability ........................................................ 1
   Misstatement of Age or Gender ........................................... 1
   Participation ........................................................... 1
   403(b) Contract Loans ................................................... 1

PRINCIPAL UNDERWRITER ...................................................... 2

VARIABLE INCOME PAYMENTS.................................................... 2

   Assumed Investment Rate ................................................. 2
   Amount of Variable Income Payments ...................................... 2
   Income Unit Value ....................................................... 3

OTHER INFORMATION........................................................... 3

INDEPENDENT AUDITORS ....................................................... 3

FINANCIAL STATEMENTS........................................................ 4

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT
The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY
We will not contest the Contract.

MISSTATEMENT OF AGE OR GENDER
If the age or gender (if applicable) of the Annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and gender (if applicable).

PARTICIPATION
The Contract may participate in our divisible surpluses but no dividends are expected to be paid. Any dividends paid after the Annuity Date would be paid with each income payment.

403(b) CONTRACT LOANS

Loan Amounts. Generally, Owners of Contracts issued in connection with Code
Section 403(b) retirement programs may borrow up to the lesser of (1) the maximum amount permitted under the Code or (2) 90% of the Surrender Value of their Contract. Loans in excess of the maximum amount permitted under the Code may be treated as a taxable distribution rather than a loan and could cause disqualification of a Section 403(b) contract. The Owner should consult a tax adviser to determine the maximum 403(b) loan permitted under the Contract. The Owner is responsible for ensuring that the loan is taken and repaid in compliance with the applicable requirements of the Code. We will only make Contract loans after approving a Written Request by the Owner. The written consent of all irrevocable beneficiaries must be obtained before a loan will be given. Loans are not permitted in connection with 403(b) retirement programs that are subject to the provisions of Title I of the Employee Retirement Income Security Act of 1974.

Loan Processing. When a loan is made, we transfer an amount equal to the amount borrowed from the Variable Contract Value or Fixed Contract Value to the Loan Account. The Loan Account is part of our General Account and Contract Value in the Loan Account does not participate in the investment experience of any Subaccount or Fixed Account Option. The Owner must indicate in the loan application from which Subaccount or Fixed Account Option, and in what amounts, Contract Value is to be transferred to the Loan Account. If no instructions are given by the Owner, the transfer(s) are made pro-rata from all Subaccounts having Variable Contract Value and from all Fixed Amounts. Loans may be repaid by the Owner at any time before the Payout Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Fixed Period(s) as requested by the Owner. Any transfer to a Fixed Period must be at least $1,000. A request to transfer less will be transferred to the Money Market Subaccount. Loan repayments are not allowed to the DCA One Year Fixed Period. Amounts transferred from the Fixed Amount to the Loan Account may be subject to a market value adjustment.

Loan Interest. We charge interest on Contract loans at an effective annual rate of 6.5%. We pay interest on the Contract Value in the Loan Account at rates we determine from time to time but never less than an effective annual rate of 3.0%. This rate may change at our discretion and Owners should request current interest rate information from us. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value to the Loan Account. This transfer will therefore increase the loan amount.

Additional Loan Terms and Loan Default. If at any time, the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, we will send a Written Request of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 61 days, from the day the notice is mailed, to pay the stated amount. If we do not receive the required loan repayment within 61 days, we will terminate the Contract without value. Principal and interest must be repaid in substantially level payments either monthly or quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70(1/2)). The Owner is allowed a 61-day grace period from the installment due date. If the amount due by the end of the grace period is not received the outstanding loan would default and a taxable distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code Section 403(b).

Effect of Death on Loan. Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account does not apply to the portion of the Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.

                              PRINCIPAL UNDERWRITER

We no longer issue new Contracts. CUNA Brokerage Services, Inc. ("CBSI") serves as principal underwriter for the Contract. CBSI is a Wisconsin corporation and its home office is located at 2000 Heritage Way, Waverly, Iowa 50677. CBSI is our indirect, wholly owned subsidiary, and is registered as a broker-dealer with the Securities and Exchange Commission ('SEC') under the Securities Exchange Act of 1934, as amended, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority, Inc. CBSI offered the Contract through its registered representatives. CBSI also entered into selling agreements with other broker-dealers ('selling firms') and compensates them for their services. Registered representatives of CBSI and of other selling firms are appointed as our insurance agents.

CBSI and the selling firms pay their registered representatives a portion of the commissions received for their sales of Contract. Registered representatives may also be eligible for various cash benefits and non-cash compensation programs, such as conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, where sales of the Contract help such registered representatives qualify. We may pay certain selling firms additional amounts for promoting the Contract and/or educating their registered representatives about the Contract. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

CBSI received sales compensation with respect to the Contract in the following amounts during the periods indicated:

---------------------------------------------------------------------------------------------------------
                                                              Aggregate Amount of Commissions Retained
                      Aggregate Amount of Commissions          by CBSI After Payments to its Registered
    Fiscal year                 Paid to CBSI                          Persons and Selling Firms
---------------------------------------------------------------------------------------------------------
2012                                          $1,108,721                                        $381,376
---------------------------------------------------------------------------------------------------------
2011                                          $1,241,568                                        $471,605
---------------------------------------------------------------------------------------------------------
2010                                          $1,468,259                                        $352,382
---------------------------------------------------------------------------------------------------------

In addition to the compensation paid for sales of the Contracts, we pay compensation when an Owner annuitizes all or a portion of his or her Contract and elects a life contingent annuity payout after the first Contract Year.

                            VARIABLE INCOME PAYMENTS

ASSUMED INVESTMENT RATE
The discussion concerning the amount of variable income payments which follows this section is based on an assumed investment rate of 3.5% per year. The assumed investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. This rate does not bear any relationship to the actual net investment experience of the Variable Account or of any Subaccount.

AMOUNT OF VARIABLE INCOME PAYMENTS
The amount of the first variable income payment to a Payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable income payment as of the Annuity Date, the Income Payment Option selected, and the age and gender (if, applicable) of the Annuitant. The Contracts contain tables indicating the dollar amount of the first income payment under each Income Payment Option for each $1,000 applied at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an assumed investment rate of 3.5% per year.

The portion of the first monthly variable income payment derived from a Subaccount is divided by the Income Unit value for that Subaccount (calculated as of the date of the first monthly payment). The number of such units will remain fixed during the annuity period, assuming the Payee makes no exchanges of Income Units for Income Units of another Subaccount.

In any subsequent month, for any Contract, the dollar amount of the variable income payment derived from each Subaccount is determined by multiplying the number of Income Units of that Subaccount attributable to that Contract by the value of such Income Unit at the end of the Valuation Period immediately preceding the date of such payment.

The Income Unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Subaccount or Subaccounts supporting the variable income payments, less an adjustment to neutralize the 3.5% assumed investment rate referred to above. Therefore, the dollar amount of income payments after the first will vary with the amount by which the net investment return of the appropriate Subaccounts is greater or less than 3.5% per year. For example, for a Contract using only one Subaccount to generate variable income payments, if that Subaccount has a cumulative net investment return of 5% over a one year period, the first income payment in the next year will be approximately 1(1/2)% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first income payment in the next year will be approximately 2(1/2) percentage points less than the payment on the same date in the preceding year. (See also "INCOME PAYMENT OPTIONS, Variable Income Payments" in the Prospectus.)

INCOME UNIT VALUE
The value of an Income Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "DESCRIPTION OF THE CONTRACT, Contract Value" in the Prospectus.) The Income Unit value for each Subaccount's first Valuation Period was set at $100. The Income Unit value for a Subaccount is calculated for each subsequent Valuation Period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

    (1)   is the Accumulation Unit value for the current Valuation Period;
    (2) is the Accumulation Unit value for the immediately preceding Valuation Period;
    (3) is the Income Unit value for the immediately preceding Valuation Period; and
    (4) is a special factor designed to compensate for the assumed investment rate of 3.5% built into the table used to compute the first variable income payment.

The following illustrations show, by use of hypothetical examples, the method of determining the Income Unit value and the amount of several variable income payments based on one Subaccount.

ILLUSTRATION OF CALCULATION OF INCOME UNIT VALUE
------------------------------------------------
1. Accumulation Unit value for current Valuation Period 12.56
2. Accumulation Unit value for immediately preceding Valuation Period 12.55
3. Income Unit value for immediately preceding Valuation Period 103.41
4. Factor to compensate for the assumed investment rate of 3.5% 0.99990575
5. Income Unit value of current Valuation Period ((1) / (2)) x (3) x (4) 103.48

ILLUSTRATION OF VARIABLE INCOME PAYMENTS
----------------------------------------
1. Number of Accumulation Units at Annuity Date 1,000.00
2. Accumulation Unit value $18.00
3. Adjusted Contract Value (1)x(2) $18,000.00
4. First monthly income payment per $1,000 of adjusted Contract Value $5.63
5. First monthly income payment (3)x(4) / 1,000= $101.34
6. Income Unit value $98.00
7. Number of Income Units (5)/(6) 1.034
8. Assume Income Unit value for second month equal to $99.70
9. Second monthly income payment (7)x(8) $103.09
10. Assume Income Unit value for third month equal to $95.30
11. Third monthly income payment (7)x(10)$98.54

                                OTHER INFORMATION

A registration statement ("Registration Statement") has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this SAI. Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

The Variable Account was established as a separate account of CUNA Mutual Life Insurance Company on December 14, 1993. CUNA Mutual Life Insurance Company merged with CUNA Mutual Insurance Society as of December 31, 2007. CUNA Mutual Insurance Society reorganized into a stock insurance company incorporated in Iowa within a mutual insurance holding company structure and was renamed CMFG Life Insurance Company on January 31, 2012.

                              INDEPENDENT AUDITORS

The financial statements of each of the individual Subaccounts comprising the CMFG Variable Annuity Account included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, dated February 25, 2013, appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of CMFG Life Insurance Company and its subsidiaries (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, dated March 11, 2013, appearing herein. Such report
(1) expresses an unmodified opinion on the consolidated financial statements and states that Deloitte & Touche LLP did not audit the financial statements of the Company's 50% equity investment in CMG Mortgage Insurance Company and CMG Mortgage Assurance Company (collectively, "CMG"), which are accounted for under the equity method. The financial statements of CMG were audited by other auditors whose report has been furnished to Deloitte & Touche LLP, and in their opinion, insofar as it relates to the amounts related to CMG obtained from such financial statements and used by the Company to determine its share of equity in net income (loss) of CMG and its carrying value of CMG, is based solely on the report of the other auditors and (2) includes an emphasis-of-matter referring to the Company's change in accounting for costs associated with acquiring or renewing insurance contracts in 2012.

The financial position and results of operations of CMG Mortgage Insurance Company and CMG Mortgage Assurance Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 are reflected using the equity method in the consolidated financial statements of the Company and have been audited by Ernst & Young LLP, independent auditors, as stated in their reports, dated March 11, 2013 and March 1, 2012.

The consolidated financial statements of the Company are included herein in reliance upon the respective reports of the foregoing firms given upon their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

Our and the Variable Account's financial statements are contained in this SAI. Our financial statements should be distinguished from the Variable Account's financial statements and you should consider our financial statements only as bearing on our ability to meet our obligations under your Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of CUNA Mutual Holding Company and Contract Owners of CMFG Variable Annuity Account:

We have audited the accompanying statement of assets and liabilities comprising each of the individual subaccounts listed in Appendix A of CMFG Variable Annuity Account (the "Account") as of December 31, 2012, and the related statement of operations, the statements of changes in net assets and the financial highlights for each of the periods presented in Appendix A. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the fund houses. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual subaccounts comprising CMFG Variable Annuity Account as of December 31, 2012, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
February 25, 2013

                                                                      APPENDIX A

CMFG VARIABLE ANNUITY ACCOUNT

                            STATEMENT OF ASSETS      STATEMENT        STATEMENTS OF CHANGES IN
     SUBACCOUNT               AND LIABILITIES      OF OPERATIONS           NET ASSETS                  FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
                                   AS OF              FOR THE            FOR EACH OF THE                  FOR EACH OF THE
-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Global                                                                                 Two Years Ended December 31, 2012
Allocation V.I. Fund,             December       Year Ended December  Two Years Ended December         and Period  May 1, 2010 -
Class III, Subaccount             31, 2012           31, 2012                 31, 2012                   December 31, 2010

Franklin High Income                                                                             Four Years Ended December 31, 2012
Securities Fund,                  December       Year Ended December  Two Years Ended December         and Period  May 1, 2008 -
Class 4, Subaccount               31, 2012           31, 2012                31, 2012                     December 31, 2008

Franklin Income                                                                                  Four Years Ended December 31, 2012
Securities Fund,                  December       Year Ended December  Two Years Ended December         and Period  May 1, 2008 -
Class 4, Subaccount               31, 2012           31, 2012                31, 2012                     December 31, 2008

Mutual Global Discovery                                                                          Four Years Ended December 31, 2012
Securities Fund,                  December       Year Ended December  Two Years Ended December         and Period  May 1, 2008 -
Class 4, Subaccount               31, 2012           31, 2012                31, 2012                     December 31, 2008

Templeton Developing
Markets Securities Fund,          December       Year Ended December  Two Years Ended December
Class 2, Subaccount               31, 2012           31, 2012                31, 2012            Five Years Ended December 31, 2012

Invesco V.I. Global Real                                                                         Four Years Ended December 31, 2012
Estate Fund, Series II            December       Year Ended December  Two Years Ended December         and Period May 1, 2008 -
Shares, Subaccount                31, 2012           31, 2012                31, 2012                      December 31, 2008

Invesco V.I. Government                                                                          Two Years Ended December 31, 2012
Securities Fund, Series           December       Year Ended December  Two Years Ended December         and Period  May 1, 2008 -
II Shares, Subaccount             31, 2012           31, 2012                31, 2012                      December 31, 2008

Invesco Van Kampen V.I.                                                                          Four Years Ended December 31, 2012
Growth and Income Fund,           December       Year Ended December  Two Years Ended December         and Period  May 1, 2008 -
Series II Shares, Subaccount      31, 2012           31, 2012                31, 2012                      December 31, 2008

Invesco Van Kampen V.I. Mid                                                                      Four Years Ended December 31, 2012
Cap Growth Fund, Series II        December       Year Ended December  Two Years Ended December         and Period  May 1, 2008 -
Shares, Subaccount                31, 2012           31, 2012                31, 2012                     December 31, 2008

MFS(R) Strategic Income
Series, Initial                   December       Year Ended December  Two Years Ended December
Class, Subaccount                 31, 2012           31, 2012                31, 2012            Five Years Ended December 31, 2012

Oppenheimer Global Strategic                        For the period        For the period                For the period
Income Fund/VA,                   December       from October 26, 2012 from October 26, 2012           October 26, 2012
Class A, Subaccount               31, 2012       *- December 31, 2012   *- December 31, 2012         *- December 31, 2012

Oppenheimer International                                                                        Four Years Ended December 31, 2012
Growth Fund/VA,                   December       Year Ended December  Two Years Ended December         and Period  May 1, 2008 -
Class 2 Subaccount                31, 2012           31, 2012                31, 2012                      December 31, 2008

Oppenheimer Main Street                                                                          Four Years Ended December 31, 2012
Small- & Mid-Cap Fund(R)/VA,      December       Year Ended December  Two Years Ended December         and Period  May 1, 2008 -
Non-Service Shares, Subaccount    31, 2012           31, 2012                31, 2012                      December 31, 2008

Oppenheimer Main Street                                                                          Four Years Ended December 31, 2012
Fund(R)/VA, Non-Service           December       Year Ended December  Two Years Ended December         and Period  May 1, 2008 -
Shares, Subaccount                31, 2012           31, 2012                31, 2012                    December 31, 2008

PIMCO CommodityRealReturn                                                                        Four Years Ended December 31, 2012
Strategy Portfolio(R),            December       Year Ended December  Two Years Ended December         and Period  May 1, 2008 -
Advisor Class, Subaccount         31, 2012           31, 2012                31, 2012                     December 31, 2008

PIMCO Global Bond Portfolio                                                                      Four Years Ended December 31, 2012
(Unhedged), Advisor               December       Year Ended December  Two Years Ended December         and Period  May 1, 2008 -
Class, Subaccount                 31, 2012           31, 2012                31, 2012                     December 31, 2008

PIMCO Total Return                                                                               Four Years Ended December 31, 2012
Portfolio, Advisor                December       Year Ended December  Two Years Ended December         and Period  May 1, 2008 -
Class, Subaccount                 31, 2012           31, 2012                31, 2012                     December 31, 2008

T. Rowe Price
International Stock               December       Year Ended December  Two Years Ended December
Portfolio, Subaccount             31, 2012           31, 2012                31, 2012            Five Years Ended December 31, 2012

Ultra Series Aggressive
Allocation Fund,                  December       Year Ended December  Two Years Ended December
Class I, Subaccount               31, 2012           31, 2012                31, 2012            Five Years Ended December 31, 2012

Ultra Series Aggressive                                                                          Three Years Ended December 31, 2012
Allocation Fund,                  December       Year Ended December  Two Years Ended December         and Period  May 1, 2009 -
Class II, Subaccount              31, 2012           31, 2012                31, 2012                     December 31, 2009

Ultra Series Bond Fund,           December       Year Ended December  Two Years Ended December
Class I, Subaccount               31, 2012           31, 2012                31, 2012            Five Years Ended December 31, 2012

                                                                                                 Three Years Ended December 31, 2012
Ultra Series Bond Fund,           December       Year Ended December  Two Years Ended December         and Period  May 1, 2009 -
Class II, Subaccount              31, 2012           31, 2012                31, 2012                      December 31, 2009

Ultra Series Conservative
Allocation Fund,                  December       Year Ended December  Two Years Ended December
Class I, Subaccount               31, 2012           31, 2012                31, 2012            Five Years Ended December 31, 2012

Ultra Series Conservative                                                                        Three Years Ended December 31, 2012
Allocation Fund,                  December       Year Ended December  Two Years Ended December         and Period  May 1, 2009 -
Class II, Subaccount              31, 2012           31, 2012                31, 2012                      December 31, 2009

Ultra Series Diversified
Income Fund,                      December       Year Ended December  Two Years Ended December
Class I, Subaccount               31, 2012           31, 2012                31, 2012            Five Years Ended December 31, 2012

Ultra Series Diversified                                                                         Three Years Ended December 31, 2012
Income Fund,                      December       Year Ended December  Two Years Ended December          and Period  May 1, 2009 -
Class II, Subaccount              31, 2012           31, 2012                31, 2012                       December 31, 2009

                                                                         For the period           For the period January 1, 2012
                                                                      from January 1, 2012                - July 31, 2012**,
Ultra Series Equity                                For the period    - July 31, 2012** and               Year Ended December
Income Fund,                                    from January 1, 2012  Year Ended December             31, 2011 and period May
Class II, Subaccount                N/A          - July 31, 2012**       31, 2012                    1, 2010 - December 21,2010

                                                                                                 Two Years Ended December 31, 2012
Ultra Series Foundation           December       Year Ended December  Two Years Ended December         and Period  May 1, 2010 -
Fund, Class I, Subaccount         31, 2012           31, 2012                31, 2012                      December 31, 2010

Ultra Series Foundation                                                                          Two Years Ended December 31, 2012
Fund, Class II,                   December       Year Ended December  Two Years Ended December          and Period  May 1, 2010 -
Subaccount                        31, 2012           31, 2012                31, 2012                         December 31, 2010

Ultra Series High                                                                                Four Years Ended December 31, 2012
Income Fund,                      December       Year Ended December  Two Years Ended December          and Period  May 1, 2008 -
Class I, Subaccount               31, 2012           31, 2012                31, 2012                        December 31, 2008

Ultra Series High                                                                                Four Years Ended December 31, 2012
Income Fund,                      December       Year Ended December  Two Years Ended December          and Period  May 1, 2008 -
Class II, Subaccount              31, 2012           31, 2012                31, 2012                        December 31, 2008

Ultra Series International
Stock Fund,                       December       Year Ended December  Two Years Ended December
Class I, Subaccount               31, 2012           31, 2012                31, 2012            Five Years Ended December 31, 2012

Ultra Series International                                                                       Four Years Ended December 31, 2012
Stock Fund,                       December       Year Ended December  Two Years Ended December          and Period  May 1, 2008 -
Class II, Subaccount              31, 2012           31, 2012                31, 2012                        December 31, 2008

Ultra Series Large Cap
Growth Fund,                      December       Year Ended December  Two Years Ended December
Class I, Subaccount               31, 2012           31, 2012                31, 2012            Five Years Ended December 31, 2012

Ultra Series Large Cap                                                                           Four Years Ended December 31, 2012
Growth Fund,                      December       Year Ended December  Two Years Ended December          and Period  May 1, 2008 -
Class II, Subaccount              31, 2012           31, 2012                31, 2012                        December 31, 2008

Ultra Series Large Cap
Value Fund,                       December       Year Ended December  Two Years Ended December
Class I, Subaccount               31, 2012           31, 2012                31, 2012            Five Years Ended December 31, 2012

Ultra Series Large Cap                                                                           Four Years Ended December 31, 2012
Value Fund,                       December       Year Ended December  Two Years Ended December          and Period  May 1, 2008 -
Class II, Subaccount              31, 2012           31, 2012                31, 2012                        December 31, 2008

Ultra Series Mid Cap              December       Year Ended December  Two Years Ended December
Fund, Class I, Subaccount         31, 2012           31, 2012                31, 2012            Five Years Ended December 31, 2012

Ultra Series Mid Cap              December       Year Ended December  Two Years Ended December   Four Years Ended December 31, 2012
Fund, Class II, Subaccount        31, 2012           31, 2012                31, 2012                  and Period  May 1, 2008 -
                                                                                                             December 31, 2008
Ultra Series Moderate
Allocation Fund,                  December       Year Ended December  Two Years Ended December
Class I, Subaccount               31, 2012           31, 2012                31, 2012            Five Years Ended December 31, 2012

Ultra Series Moderate                                                                            Four Years Ended December 31, 2012
Allocation Fund,                  December       Year Ended December  Two Years Ended December          and Period  May 1, 2008 -
Class II, Subaccount              31, 2012           31, 2012                31, 2012                       December 31, 2008

Ultra Series Money
Market Fund,                      December       Year Ended December  Two Years Ended December
Class I, Subaccount               31, 2012           31, 2012                31, 2012            Five Years Ended December 31, 2012

Ultra Series Money                                                                               Four Years Ended December 31, 2012
Market Fund,                      December       Year Ended December  Two Years Ended December          and Period  May 1, 2008 -
Class II, Subaccount              31, 2012           31, 2012                31, 2012                      December 31, 2008

Ultra Series Small
Cap Fund,                         December       Year Ended December  Two Years Ended December
Class I, Subaccount               31, 2012           31, 2012                31, 2012             Five Years Ended December 31, 2012

Ultra Series Small                                                                                Four Years Ended December 31, 2012
Cap Fund,                         December       Year Ended December   Year Ended December              and Period  May 1, 2008 -
Class II, Subaccount              31, 2012           31, 2012                31, 2012                      December 31, 2008

*Date represents commencement of operations.
**Date represents cessation of contractholders' investment.

                          CMFG VARIABLE ANNUITY ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES

                                                                                                                   MUTUAL GLOBAL
                                                                                                                    DISCOVERY
                                         BLACKROCK GLOBAL        FRANKLIN HIGH INCOME      FRANKLIN INCOME          SECURITIES
                                        ALLOCATION V.I. FUND,       SECURITIES FUND,       SECURITIES FUND,        FUND, CLASS 4,
AS OF DECEMBER 31, 2012                 CLASS III, SUBACCOUNT     CLASS 4, SUBACCOUNT    CLASS 4, SUBACCOUNT         SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual funds
     at fair value                        $      41,638,335        $     27,674,477        $     23,493,487     $     11,570,596
                                          -----------------        ----------------        ----------------     ----------------
  Total assets                                   41,638,335              27,674,477              23,493,487           11,570,596
                                          -----------------        ----------------        ----------------     ----------------
LIABILITIES                                               -                       -                       -                    -
                                          -----------------        ----------------        ----------------     ----------------
  Net assets                              $      41,638,335        $     27,674,477        $     23,493,487     $     11,570,596
                                          =================        ================        ================     ================
NET ASSETS

  Contracts in accumulation period        $      41,638,335        $     27,674,477        $     23,489,943     $     11,567,244
  Contracts in annuitization
     period (note 2)                                      -                       -                   3,544                3,352
                                          -----------------        ----------------        ----------------     ----------------
  Total net assets                        $      41,638,335        $     27,674,477        $     23,493,487     $     11,570,596
                                          =================        ================        ================     ================
Number of shares outstanding                      2,903,650               3,987,677               1,533,517              567,743
Net asset value per share                 $           14.34        $           6.94        $          15.32     $          20.38
Cost of mutual fund shares                $      41,864,772        $     23,987,984        $     21,607,841     $     10,974,835

                                                                     INVESCO V.I.             INVESCO V.I.     INVESCO VAN KAMPEN
                                              TEMPLETON              GLOBAL REAL              GOVERNMENT         V.I. GROWTH AND
                                          DEVELOPING MARKETS         ESTATE FUND,           SECURITIES FUND,      INCOME FUND,
                                           SECURITIES FUND,           SERIES II            SERIES II SHARES,    SERIES II SHARES,
AS OF DECEMBER 31, 2012                   CLASS 2, SUBACCOUNT     SHARES, SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments in mutual funds at
    fair value                            $       1,564,759        $     10,475,637        $     24,348,863     $     55,572,728
                                          -----------------        ----------------        ----------------     ----------------
  Total assets                                    1,564,759              10,475,637              24,348,863           55,572,728
                                          -----------------        ----------------        ----------------     ----------------
LIABILITIES                                               -                       -                       -                    -
                                          -----------------        ----------------        ----------------     ----------------
  Net assets                              $       1,564,759        $     10,475,637        $     24,348,863     $     55,572,728
                                          =================        ================        ================     ================
NET ASSETS
  Contracts in accumulation period        $       1,564,759        $     10,472,394        $     24,348,863     $     55,569,436
  Contracts in annuitization
     period (note 2)                                      -                   3,243                       -                3,292
                                          -----------------        ----------------        ----------------     ----------------
  Total net assets                        $       1,564,759        $     10,475,637        $     24,348,863     $     55,572,728
                                          =================        ================        ================     ================
Number of shares outstanding                        149,025                 693,292               1,981,193            2,774,475
Net asset value per share                 $           10.50        $          15.11        $          12.29     $          20.03
Cost of mutual fund shares                $       1,183,694        $      8,208,753        $     23,953,582     $     44,878,419

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                                                 INVESCO VAN KAMPEN                                                OPPENHEIMER
                                                   V.I. MID CAP        MFS(R) STRATEGIC   OPPENHEIMER GLOBAL      INTERNATIONAL
                                                   GROWTH FUND,         INCOME SERIES,     STRATEGIC INCOME      GROWTH FUND/VA,
                                                 SERIES II SHARES,      INITIAL CLASS,     FUND/VA, CLASS A,         CLASS 2,
AS OF DECEMBER 31, 2012                            SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value      $     12,643,958     $      1,104,162     $        869,745     $     28,810,023
                                                 ----------------     ----------------     ----------------     ----------------
  Total assets                                         12,643,958            1,104,162              869,745           28,810,023
                                                 ----------------     ----------------     ----------------     ----------------
LIABILITIES                                                     -                    -                    -                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Net assets                                     $     12,643,958     $      1,104,162     $        869,745     $     28,810,023
                                                 ================     ================     ================     ================
NET ASSETS
  Contracts in accumulation period               $     12,643,958     $      1,098,016     $        858,396     $     28,810,023
  Contracts in annuitization period (note 2)                    -                6,146               11,349                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Total net assets                               $     12,643,958     $      1,104,162     $        869,745     $     28,810,023
                                                 ================     ================     ================     ================
Number of shares outstanding                            3,233,749              105,259              153,394           13,462,628
Net asset value per share                        $           3.91     $          10.49     $           5.67     $           2.14
Cost of mutual fund shares                       $      9,924,666     $      1,050,105     $      3,533,350     $     22,327,620

                                                    OPPENHEIMER
                                                    MAIN STREET          OPPENHEIMER        PIMCO COMMODITY-    PIMCO GLOBAL BOND
                                                  SMALL- & MID-CAP       MAIN STREET      REALRETURN STRATEGY        PORTFOLIO
                                                  FUND(R)/VA, NON-       FUND(R)/VA,         PORTFOLIO(R),          (UNHEDGED),
                                                   SERVICE SHARES,      NON-SERVICE             ADVISOR           ADVISOR CLASS,
AS OF DECEMBER 31, 2012                              SUBACCOUNT      SHARES, SUBACCOUNT    CLASS, SUBACCOUNT        SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value      $     14,073,116     $     26,440,825     $     14,677,641     $     33,860,155
                                                 ----------------     ----------------     ----------------     ----------------
  Total assets                                         14,073,116           26,440,825           14,677,641           33,860,155
                                                 ----------------     ----------------     ----------------     ----------------
LIABILITIES                                                     -                    -                    -                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Net assets                                     $     14,073,116     $     26,440,825     $     14,677,641     $     33,860,155
                                                 ================     ================     ================     ================
NET ASSETS
  Contracts in accumulation period               $     14,073,116     $     26,440,825     $     14,677,641     $     33,860,155
  Contracts in annuitization period (note 2)                    -                    -                    -                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Total net assets                               $     14,073,116     $     26,440,825     $     14,677,641     $     33,860,155
                                                 ================     ================     ================     ================
Number of shares outstanding                              705,066            1,111,893            2,035,734            2,467,941
Net asset value per share                        $          19.96     $          23.78     $           7.21     $          13.72
Cost of mutual fund shares                       $      9,831,885     $     19,743,598     $     16,873,857     $     32,859,584

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                                                                                              ULTRA SERIES         ULTRA SERIES
                                                    PIMCO TOTAL         T. ROWE PRICE          AGGRESSIVE           AGGRESSIVE
                                                  RETURN PORTFOLIO,     INTERNATIONAL       ALLOCATION FUND,     ALLOCATION FUND,
                                                   ADVISOR CLASS,      STOCK PORTFOLIO,         CLASS I,             CLASS II,
AS OF DECEMBER 31, 2012                             SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value      $     85,279,736     $      7,465,009     $     16,069,709     $      1,920,696
                                                 ----------------     ----------------     ----------------     ----------------
  Total assets                                         85,279,736            7,465,009           16,069,709            1,920,696
                                                 ----------------     ----------------     ----------------     ----------------
LIABILITIES                                                     -                    -                    -                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Net assets                                     $     85,279,736     $      7,465,009     $     16,069,709     $      1,920,696
                                                 ================     ================     ================     ================
NET ASSETS
  Contracts in accumulation period               $     85,279,736     $      7,453,169     $     16,058,571     $      1,920,696
  Contracts in annuitization period (note 2)                    -               11,840               11,138                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Total net assets                               $     85,279,736     $      7,465,009     $     16,069,709     $      1,920,696
                                                 ================     ================     ================     ================
Number of shares outstanding                            7,383,527              537,051            1,647,432              197,521
Net asset value per share                        $          11.55     $          13.90     $           9.75     $           9.72
Cost of mutual fund shares                       $     82,500,012     $      7,149,550     $     15,511,130     $      1,710,777

                                                                                                                    ULTRA SERIES
                                                                                              ULTRA SERIES          CONSERVATIVE
                                                ULTRA SERIES BOND     ULTRA SERIES BOND       CONSERVATIVE        ALLOCATION FUND,
                                                  FUND, CLASS I,       FUND, CLASS II,       ALLOCATION FUND,        CLASS II,
AS OF DECEMBER 31, 2012                            SUBACCOUNT            SUBACCOUNT        CLASS I, SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value      $    145,673,750     $     22,942,299     $    111,993,607     $     42,688,641
                                                 ----------------     ----------------     ----------------     ----------------
  Total assets                                        145,673,750           22,942,299          111,993,607           42,688,641
                                                 ----------------     ----------------     ----------------     ----------------
LIABILITIES                                                     -                    -                    -                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Net assets                                     $    145,673,750     $     22,942,299     $    111,993,607     $     42,688,641
                                                 ================     ================     ================     ================
NET ASSETS
  Contracts in accumulation period               $    145,467,896     $     22,942,299     $    111,941,378     $     42,688,641
  Contracts in annuitization period (note 2)              205,854                    -               52,229                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Total net assets                               $    145,673,750     $     22,942,299     $    111,993,607     $     42,688,641
                                                 ================     ================     ================     ================
Number of shares outstanding                           13,804,667            2,176,585           10,714,733            4,092,439
Net asset value per share                        $          10.55     $          10.54     $          10.45     $          10.43
Cost of mutual fund shares                       $    143,197,645     $     22,686,049     $    106,962,857     $     40,345,122

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                                                   ULTRA SERIES        ULTRA SERIES
                                                    DIVERSIFIED          DIVERSIFIED          ULTRA SERIES        ULTRA SERIES
                                                    INCOME FUND,        INCOME FUND,        FOUNDATION FUND,     FOUNDATION FUND,
                                                     CLASS I,             CLASS II,             CLASS I,            CLASS II,
AS OF DECEMBER 31, 2012                             SUBACCOUNT          SUBACCOUNT             SUBACCOUNT          SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value      $    163,485,074     $     34,908,081     $        209,736     $     26,513,248
                                                 ----------------     ----------------     ----------------     ----------------
  Total assets                                        163,485,074           34,908,081              209,736           26,513,248
                                                 ----------------     ----------------     ----------------     ----------------
LIABILITIES                                                     -                    -                    -                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Net assets                                     $    163,485,074     $     34,908,081     $        209,736     $     26,513,248
                                                 ================     ================     ================     ================
NET ASSETS
  Contracts in accumulation period               $    162,532,767     $     34,908,081     $        209,736     $     26,513,248
  Contracts in annuitization period (note 2)              952,307                    -                    -                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Total net assets                               $    163,485,074     $     34,908,081     $        209,736     $     26,513,248
                                                 ================     ================     ================     ================
Number of shares outstanding                            8,937,176            1,911,452               19,875            2,515,369
Net asset value per share                        $          18.29     $          18.26     $          10.55     $          10.54
Cost of mutual fund shares                       $    157,589,410     $     31,682,384     $        212,751     $     26,580,533

                                                                                             ULTRA SERIES          ULTRA SERIES
                                                  ULTRA SERIES HIGH   ULTRA SERIES HIGH      INTERNATIONAL         INTERNATIONAL
                                                    INCOME FUND,         INCOME FUND,         STOCK FUND,           STOCK FUND,
                                                      CLASS I,            CLASS II,             CLASS I,              CLASS II,
AS OF DECEMBER 31, 2012                              SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value      $     43,530,700     $      6,737,365     $     47,069,056     $     18,263,016
                                                 ----------------     ----------------     ----------------     ----------------
  Total assets                                         43,530,700            6,737,365           47,069,056           18,263,016
                                                 ----------------     ----------------     ----------------     ----------------
LIABILITIES                                                     -                    -                    -                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Net assets                                     $     43,530,700     $      6,737,365     $     47,069,056     $     18,263,016
                                                 ================     ================     ================     ================
NET ASSETS
  Contracts in accumulation period               $     43,497,301     $      6,737,365     $     47,040,899     $     18,263,016
  Contracts in annuitization period (note 2)               33,399                    -               28,157                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Total net assets                               $     43,530,700     $      6,737,365     $     47,069,056     $     18,263,016
                                                 ================     ================     ================     ================
Number of shares outstanding                            4,647,687              718,806            4,366,737            1,697,354
Net asset value per share                        $           9.37     $           9.37     $          10.78     $          10.76
Cost of mutual fund shares                       $     44,694,531     $      6,811,129     $     47,476,961     $     16,002,383

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                                                    ULTRA SERIES         ULTRA SERIES         ULTRA SERIES         ULTRA SERIES
                                                     LARGE CAP             LARGE CAP           LARGE CAP            LARGE CAP
                                                    GROWTH FUND,         GROWTH FUND,          VALUE FUND,          VALUE FUND,
                                                      CLASS I,             CLASS II,            CLASS I,             CLASS II,
AS OF DECEMBER 31, 2012                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value      $     95,590,113     $     29,101,462     $    141,015,518     $      5,881,640
                                                 ----------------     ----------------     ----------------     ----------------
  Total assets                                         95,590,113           29,101,462          141,015,518            5,881,640
                                                 ----------------     ----------------     ----------------     ----------------
LIABILITIES                                                     -                    -                    -                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Net assets                                     $     95,590,113     $     29,101,462     $    141,015,518     $      5,881,640
                                                 ================     ================     ================     ================
NET ASSETS
  Contracts in accumulation period               $     95,445,845     $     29,101,462     $    140,649,640     $      5,881,640
  Contracts in annuitization period (note 2)              144,268                    -              365,878                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Total net assets                               $     95,590,113     $     29,101,462     $    141,015,518     $      5,881,640
                                                 ================     ================     ================     ================
Number of shares outstanding                            3,967,597            1,211,637            5,199,476              217,446
Net asset value per share                        $          24.09     $          24.02     $          27.12     $          27.05
Cost of mutual fund shares                       $     78,557,686     $     24,858,556     $    146,668,775     $      4,787,514

                                                    ULTRA SERIES         ULTRA SERIES         ULTRA SERIES         ULTRA SERIES
                                                       MID CAP              MID CAP             MODERATE             MODERATE
                                                        FUND,                FUND,             ALLOCATION           ALLOCATION
                                                      CLASS I,             CLASS II,         FUND, CLASS I,       FUND, CLASS II,
AS OF DECEMBER 31, 2012                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value      $     97,581,678     $     13,926,655     $    160,894,845     $     34,571,426
                                                 ----------------     ----------------     ----------------     ----------------
  Total assets                                         97,581,678           13,926,655          160,894,845           34,571,426
                                                 ----------------     ----------------     ----------------     ----------------
LIABILITIES                                                     -                    -                    -                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Net assets                                     $     97,581,678     $     13,926,655     $    160,894,845     $     34,571,426
                                                 ================     ================     ================     ================
NET ASSETS
  Contracts in accumulation period               $     97,463,288     $     13,926,655     $    160,565,302     $     34,571,426
  Contracts in annuitization period (note 2)              118,390                    -              329,543                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Total net assets                               $     97,581,678     $     13,926,655     $    160,894,845     $     34,571,426
                                                 ================     ================     ================     ================
Number of shares outstanding                            5,709,703              817,023           15,922,773            3,429,909
Net asset value per share                        $          17.09     $          17.05     $          10.11     $          10.08
Cost of mutual fund shares                       $     81,340,334     $     10,213,977     $    161,291,895     $     31,285,788

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                                                    ULTRA SERIES          ULTRA SERIES       ULTRA SERIES         ULTRA SERIES
                                                       MONEY                 MONEY             SMALL CAP            SMALL CAP
                                                    MARKET FUND,          MARKET FUND,           FUND,                FUND,
                                                      CLASS I,              CLASS II,          CLASS I,             CLASS II,
AS OF DECEMBER 31, 2012                              SUBACCOUNT            SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value      $     38,481,148     $      1,675,737     $      4,389,050     $      1,485,873
                                                 ----------------     ----------------     ----------------     ----------------
  Total assets                                         38,481,148            1,675,737            4,389,050            1,485,873
                                                 ----------------     ----------------     ----------------     ----------------
LIABILITIES                                                     -                    -                    -                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Net assets                                     $     38,481,148     $      1,675,737     $      4,389,050     $      1,485,873
                                                 ================     ================     ================     ================
NET ASSETS
  Contracts in accumulation period               $     38,476,297     $      1,675,737     $      4,389,050     $      1,485,873
  Contracts in annuitization period (note 2)                4,851                    -                    -                    -
                                                 ----------------     ----------------     ----------------     ----------------
  Total net assets                               $     38,481,148     $      1,675,737     $      4,389,050     $      1,485,873
                                                 ================     ================     ================     ================
Number of shares outstanding                           38,481,148            1,675,737              356,130              120,953
Net asset value per share                        $           1.00     $           1.00     $          12.32     $          12.29
Cost of mutual fund shares                       $     38,481,148     $      1,675,737     $      3,286,477     $      1,075,133

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                             STATEMENT OF OPERATIONS

                                                                                                                    MUTUAL GLOBAL
                                                       BLACKROCK GLOBAL      FRANKLIN HIGH     FRANKLIN INCOME        DISCOVERY
                                                        ALLOCATION V.I.    INCOME SECURITIES      SECURITIES         SECURITIES
                                                       FUND, CLASS III,     FUND, CLASS 4,      FUND, CLASS 4,      FUND, CLASS 4,
FOR THE YEAR ENDED DECEMBER 31, 2012                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                     $        608,109    $      1,858,828    $      1,433,773    $        300,445
  Mortality and expense charges (note 3)                      (493,369)           (316,355)           (265,475)           (133,563)
  Administrative charges                                       (76,972)            (56,238)            (38,113)            (19,281)
                                                      -----------------   -----------------   -----------------   -----------------
  Net investment income (loss)                                  37,768           1,486,235           1,130,185             147,601
                                                      -----------------   -----------------   -----------------   -----------------
REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  Net realized gain (loss) on sale of fund shares             (155,241)            446,570             155,943              91,767
  Realized gain distributions                                  137,084                   -                   -             596,751
                                                      -----------------   -----------------   -----------------   -----------------
  Net realized gain (loss) on investments                      (18,157)            446,570             155,943             688,518
                                                      -----------------   -----------------   -----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS                              3,411,876           1,630,673           1,112,203             447,748
                                                      -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $      3,431,487    $      3,563,478    $      2,398,331    $      1,283,867
                                                      =================   =================   =================   =================

                                                          TEMPLETON          INVESCO V.I.       INVESCO V.I.        INVESCO VAN
                                                      DEVELOPING MARKETS     GLOBAL REAL         GOVERNMENT         KAMPEN V.I.
                                                        SECURITIES FUND,     ESTATE FUND,     SECURITIES FUND,    GROWTH AND INCOME
                                                           CLASS 2,        SERIES II SHARES,  SERIES II SHARES,    FUND, SERIES II
FOR THE YEAR ENDED DECEMBER 31, 2012                     SUBACCOUNT           SUBACCOUNT         SUBACCOUNT      SHARES, SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                     $         21,993    $         44,572    $        721,041    $        720,227
  Mortality and expense charges (note 3)                       (19,791)           (115,281)           (277,482)           (647,011)
  Administrative charges                                        (2,382)            (18,813)            (47,708)           (108,612)
                                                      -----------------   -----------------   -----------------   -----------------
  Net investment income (loss)                                    (180)            (89,522)            395,851             (35,396)
                                                      -----------------   -----------------   -----------------   -----------------
REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  Net realized gain (loss) on sale of fund shares               35,175             207,955              74,186           1,190,049
  Realized gain distributions                                        -                   -                   -                   -
                                                      -----------------   -----------------   -----------------   -----------------
  Net realized gain (loss) on investments                       35,175             207,955              74,186           1,190,049
                                                      -----------------   -----------------   -----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS                                135,395           2,164,775            (275,896)          5,539,419
                                                      -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $        170,390    $      2,283,208    $        194,141    $      6,694,072
                                                      =================   =================   =================   =================

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                       STATEMENT OF OPERATIONS (CONTINUED)

                                                       INVESCO VAN KAMPEN                                            OPPENHEIMER
                                                          V.I. MID CAP      MFS(R) STRATEGIC   OPPENHEIMER GLOBAL   INTERNATIONAL
                                                         GROWTH FUND,        INCOME SERIES,     STRATEGIC INCOME    GROWTH FUND/VA,
                                                       SERIES II SHARES,     INITIAL CLASS,    FUND/VA, CLASS A,      CLASS 2,
FOR THE YEAR ENDED DECEMBER 31, 2012                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT *       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                     $              -    $         65,353    $              -    $        311,898
  Mortality and expense charges (note 3)                      (146,964)            (14,489)             (2,000)           (315,143)
  Administrative charges                                       (24,968)             (1,745)               (240)            (52,170)
                                                      -----------------   -----------------   -----------------   -----------------
  Net investment income (loss)                                (171,932)             49,119              (2,240)            (55,415)
                                                      -----------------   -----------------   -----------------   -----------------
REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  Net realized gain (loss) on sale of fund shares              335,050               8,950             (13,067)            548,035
  Realized gain distributions                                  634,942                   -                   -                   -
                                                      -----------------   -----------------   -----------------   -----------------
  Net realized gain (loss) on investments                      969,992               8,950             (13,067)            548,035
                                                      -----------------   -----------------   -----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS                                420,301              45,319              28,740           4,513,939
                                                      -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $      1,218,361    $        103,388    $         13,433    $      5,006,559
                                                      =================   =================   =================   =================

                                                       OPPENHEIMER MAIN
                                                       STREET SMALL- &    OPPENHEIMER MAIN      PIMCO COMMODITY-    PIMCO GLOBAL
                                                          MID-CAP         STREET FUND(R)/VA,  REALRETURN STRATEGY   BOND PORTFOLIO
                                                       FUND(R)/VA, NON-     NON-SERVICE          PORTFOLIO(R),       (UNHEDGED),
                                                       SERVICE SHARES,         SHARES,          ADVISOR CLASS,     ADVISOR CLASS,
FOR THE YEAR ENDED DECEMBER 31, 2012                     SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                     $         46,893    $        186,344    $        352,382    $        528,606
  Mortality and expense charges (note 3)                      (165,307)           (319,287)           (169,388)           (395,306)
  Administrative charges                                       (27,875)            (58,469)            (26,592)            (66,219)
                                                      -----------------   -----------------   -----------------   -----------------
  Net investment income (loss)                                (146,289)           (191,412)            156,402              67,081
                                                      -----------------   -----------------   -----------------   -----------------
REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  Net realized gain (loss) on sale of fund shares              608,102           1,471,496            (177,786)            295,183
  Realized gain distributions                                        -                   -             496,216           1,949,762
                                                      -----------------   -----------------   -----------------   -----------------
  Net realized gain (loss) on investments                      608,102           1,471,496             318,430           2,244,945
                                                      -----------------   -----------------   -----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS                              1,661,177           2,568,207              46,784            (517,626)
                                                      -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $      2,122,990    $      3,848,291    $        521,616    $      1,794,400
                                                      =================   =================   =================   =================

                                                      * Commenced operations on October 26, 2012. See Note 1 in the accompanying notes to financial statements.

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                       STATEMENT OF OPERATIONS (CONTINUED)

                                                                            T. ROWE PRICE       ULTRA SERIES         ULTRA SERIES
                                                                            INTERNATIONAL       AGGRESSIVE           AGGRESSIVE
                                                      PIMCO TOTAL RETURN        STOCK         ALLOCATION FUND,     ALLOCATION FUND,
                                                      PORTFOLIO, ADVISOR      PORTFOLIO,          CLASS I,             CLASS II,
FOR THE YEAR ENDED DECEMBER 31, 2012                  CLASS, SUBACCOUNT       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                     $      2,121,413    $         90,559    $        360,217    $         39,884
  Mortality and expense charges (note 3)                      (989,000)            (96,455)           (202,126)            (22,023)
  Administrative charges                                      (144,120)            (11,610)            (16,798)             (2,881)
                                                      -----------------   -----------------   -----------------   -----------------
  Net investment income (loss)                                 988,293             (17,506)            141,293              14,980
                                                      -----------------   -----------------   -----------------   -----------------
REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  Net realized gain (loss) on sale of fund shares              706,236             (15,730)             85,168              20,067
  Realized gain distributions                                1,614,712                   -                   -                   -
                                                      -----------------   -----------------   -----------------   -----------------
  Net realized gain (loss) on investments                    2,320,948             (15,730)             85,168              20,067
                                                      -----------------   -----------------   -----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS                              3,258,864           1,219,518           1,399,624             138,019
                                                      -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $      6,568,105    $      1,186,282    $      1,626,085    $        173,066
                                                      =================   =================   =================   =================

                                                                                                 ULTRA SERIES       ULTRA SERIES
                                                                                                 CONSERVATIVE       CONSERVATIVE
                                                       ULTRA SERIES BOND  ULTRA SERIES BOND    ALLOCATION FUND,   ALLOCATION FUND,
                                                         FUND, CLASS I,    FUND, CLASS II,         CLASS I,           CLASS II,
FOR THE YEAR ENDED DECEMBER 31, 2012                      SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                     $      4,800,008    $        708,376    $      4,142,039    $      1,526,152
  Mortality and expense charges (note 3)                    (1,825,103)           (270,225)         (1,293,747)           (498,911)
  Administrative charges                                      (164,810)            (45,161)           (171,681)            (75,615)
                                                      -----------------   -----------------   -----------------   -----------------
  Net investment income (loss)                               2,810,095             392,990           2,676,611             951,626
                                                      -----------------   -----------------   -----------------   -----------------
REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  Net realized gain (loss) on sale of fund shares            1,337,130              92,811             992,278             320,843
  Realized gain distributions                                        -                   -                   -                   -
                                                      -----------------   -----------------   -----------------   -----------------
  Net realized gain (loss) on investments                    1,337,130              92,811             992,278             320,843
                                                      -----------------   -----------------   -----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS                             (1,127,164)           (121,487)          4,429,781           1,758,279
                                                      -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $      3,020,061    $        364,314    $      8,098,670    $      3,030,748
                                                      =================   =================   =================   =================

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                       STATEMENT OF OPERATIONS (CONTINUED)

                                                          ULTRA SERIES        ULTRA SERIES       ULTRA SERIES        ULTRA SERIES
                                                       DIVERSIFIED INCOME  DIVERSIFIED INCOME   EQUITY INCOME      FOUNDATION FUND,
                                                         FUND, CLASS I,      FUND, CLASS II,    FUND CLASS II,         CLASS I,
FOR THE YEAR ENDED DECEMBER 31, 2012                      SUBACCOUNT          SUBACCOUNT        SUBACCOUNT *         SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                     $      4,480,227    $        889,234    $              -    $          6,860
  Mortality and expense charges (note 3)                    (2,069,222)           (382,910)            (15,456)             (1,722)
  Administrative charges                                      (160,166)            (74,034)             (2,366)               (225)
                                                      -----------------   -----------------   -----------------   -----------------
  Net investment income (loss)                               2,250,839             432,290             (17,822)              4,913
                                                      -----------------   -----------------   -----------------   -----------------
REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  Net realized gain (loss) on sale of fund shares            1,270,779             319,462            (132,486)                 87
  Realized gain distributions                                        -                   -              17,456                   -
                                                      -----------------   -----------------   -----------------   -----------------
  Net realized gain (loss) on investments                    1,270,779             319,462            (115,030)                 87
                                                      -----------------   -----------------   -----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS                              8,055,575           1,287,026             172,955              (2,728)
                                                      -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $     11,577,193    $      2,038,778    $         40,103    $          2,272
                                                      =================   =================   =================   =================

                                                                                                                    ULTRA SERIES
                                                         ULTRA SERIES        ULTRA SERIES       ULTRA SERIES        INTERNATIONAL
                                                       FOUNDATION FUND,       HIGH INCOME        HIGH INCOME         STOCK FUND,
                                                          CLASS II,          FUND, CLASS I,    FUND, CLASS II,         CLASS I,
FOR THE YEAR ENDED DECEMBER 31, 2012                     SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                     $        818,033    $      3,633,615    $        542,703    $        749,665
  Mortality and expense charges (note 3)                      (300,153)           (528,043)            (74,850)           (557,055)
  Administrative charges                                       (47,302)            (41,393)            (12,506)            (49,443)
                                                      -----------------   -----------------   -----------------   -----------------
  Net investment income (loss)                                 470,578           3,064,179             455,347             143,167
                                                      -----------------   -----------------   -----------------   -----------------
REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  Net realized gain (loss) on sale of fund shares               26,703              44,341              11,045          (1,022,674)
  Realized gain distributions                                        -                   -                   -                   -
                                                      -----------------   -----------------   -----------------   -----------------
  Net realized gain (loss) on investments                       26,703              44,341              11,045          (1,022,674)
                                                      -----------------   -----------------   -----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS                                (91,087)          1,176,805             117,475           9,646,286
                                                      -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $        406,194    $      4,285,325    $        583,867    $      8,766,779
                                                      =================   =================   =================   =================

                                                      * Ceased operations on July 31, 2012. See Note 1 in the accompanying notes to financial statements.

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                       STATEMENT OF OPERATIONS (CONTINUED)

                                                         ULTRA SERIES        ULTRA SERIES        ULTRA SERIES         ULTRA SERIES
                                                         INTERNATIONAL         LARGE CAP           LARGE CAP           LARGE CAP
                                                          STOCK FUND,         GROWTH FUND,        GROWTH FUND,        VALUE FUND,
                                                           CLASS II,            CLASS I,           CLASS II,            CLASS I,
FOR THE YEAR ENDED DECEMBER 31, 2012                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                     $        263,629    $        754,421    $        189,383    $      2,947,926
  Mortality and expense charges (note 3)                      (195,506)         (1,215,845)           (338,793)         (1,785,569)
  Administrative charges                                       (32,000)           (107,781)            (55,909)           (158,923)
                                                      -----------------   -----------------   -----------------   -----------------
  Net investment income (loss)                                  36,123            (569,205)           (205,319)          1,003,434
                                                      -----------------   -----------------   -----------------   -----------------
REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  Net realized gain (loss) on sale of fund shares               80,921           5,381,997             356,671          (1,920,702)
  Realized gain distributions                                        -                   -                   -                   -
                                                      -----------------   -----------------   -----------------   -----------------
  Net realized gain (loss) on investments                       80,921           5,381,997             356,671          (1,920,702)
                                                      -----------------   -----------------   -----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS                              2,912,445           5,535,220           2,458,257          16,031,970
                                                      -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $      3,029,489    $     10,348,012    $      2,609,609    $     15,114,702
                                                      =================   =================   =================   =================

                                                        ULTRA SERIES         ULTRA SERIES        ULTRA SERIES        ULTRA SERIES
                                                          LARGE CAP            MID CAP             MID CAP             MODERATE
                                                         VALUE FUND,             FUND,               FUND,            ALLOCATION
                                                          CLASS II,            CLASS I,            CLASS II,        FUND, CLASS I,
FOR THE YEAR ENDED DECEMBER 31, 2012                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                     $        112,931    $        292,718    $         22,229    $      4,786,520
  Mortality and expense charges (note 3)                       (68,041)         (1,222,828)           (160,486)         (1,946,327)
  Administrative charges                                       (12,125)            (95,595)            (26,869)           (250,104)
                                                      -----------------   -----------------   -----------------   -----------------
  Net investment income (loss)                                  32,765          (1,025,705)           (165,126)          2,590,089
                                                      -----------------   -----------------   -----------------   -----------------
REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  Net realized gain (loss) on sale of fund shares              128,094           3,191,759             366,038            (364,611)
  Realized gain distributions                                        -                   -                   -                  -
                                                      -----------------   -----------------   -----------------   -----------------
  Net realized gain (loss) on investments                      128,094           3,191,759             366,038            (364,611)
                                                      -----------------   -----------------   -----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS                                402,265          12,520,688           1,652,429          12,482,709
                                                      -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $        563,124    $     14,686,742    $      1,853,341    $     14,708,187
                                                      =================   =================   =================   =================

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                       STATEMENT OF OPERATIONS (CONTINUED)

                                                          ULTRA SERIES
                                                            MODERATE         ULTRA SERIES        ULTRA SERIES         ULTRA SERIES
                                                           ALLOCATION        MONEY MARKET        MONEY MARKET           SMALL CAP
                                                         FUND, CLASS II,     FUND, CLASS I,     FUND, CLASS II,       FUND, CLASS I,
For the Year Ended December 31, 2012                       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                     $        985,020    $              -    $              -    $         51,160
  Mortality and expense charges (note 3)                      (413,864)           (507,615)            (10,404)            (52,299)
  Administrative charges                                       (59,278)            (41,337)             (1,530)             (5,902)
                                                      -----------------   -----------------   -----------------   -----------------
  Net investment income (loss)                                 511,878            (548,952)            (11,934)             (7,041)
                                                      -----------------   -----------------   -----------------   -----------------
REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  Net realized gain (loss) on sale of fund shares              459,184                   -                   -             276,917
  Realized gain distributions                                        -                   -                   -                   -
                                                      -----------------   -----------------   -----------------   -----------------
  Net realized gain (loss) on investments                      459,184                   -                   -             276,917
                                                      -----------------   -----------------   -----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS                              2,001,312                   -                   -             326,122
                                                      -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $      2,972,374    $       (548,952)   $        (11,934)   $        595,998
                                                      =================   =================   =================   =================

                                                        ULTRA SERIES
                                                         SMALL CAP
                                                       FUND, CLASS II,
FOR THE YEAR ENDED DECEMBER 31, 2012                     SUBACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income                                     $         15,378
  Mortality and expense charges (note 3)                       (16,722)
  Administrative charges                                        (2,932)
                                                      -----------------
  Net investment income (loss)                                  (4,276)
                                                      -----------------
REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  Net realized gain (loss) on sale of fund shares               36,035
  Realized gain distributions                                        -
                                                      -----------------
  Net realized gain (loss) on investments                       36,035
                                                      -----------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS                                151,850
                                                      -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $        183,609
                                                      =================

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                     BLACKROCK GLOBAL ALLOCATION V.I. FUND,  FRANKLIN HIGH INCOME SECURITIES FUND,
                                                              CLASS III, SUBACCOUNT                   CLASS 4, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $          37,768   $         520,838   $       1,486,235    $       1,253,093
  Net realized gain (loss) on investments                     (18,157)          1,043,300             446,570              326,603
  Net change in unrealized appreciation
    (depreciation) on investments                           3,411,876          (4,205,786)          1,630,673             (818,488)
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                               3,431,487          (2,641,648)          3,563,478              761,208
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                      807,279          17,449,008             317,522            1,709,264
  Transfers between subaccounts (including
    fixed accounts), net                                   (1,403,976)         11,123,314          (1,175,063)             968,600
  Payment for contract benefits and terminations           (2,438,979)         (1,636,703)         (1,887,277)          (2,076,749)
  Contract charges and fees                                  (513,605)           (240,378)           (206,329)            (193,689)
  Adjustments to net assets allocated to
    contracts in payout period                                      -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                  (3,549,281)         26,695,241          (2,951,147)             407,426
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (117,794)         24,053,593             612,331            1,168,634
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                      41,756,129          17,702,536          27,062,146           25,893,512
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $      41,638,335   $      41,756,129   $      27,674,477    $      27,062,146
                                                    =================   =================   =================    =================

                                                       FRANKLIN INCOME SECURITIES FUND,   MUTUAL GLOBAL DISCOVERY SECURITIES FUND,
                                                              CLASS 4, SUBACCOUNT                    CLASS 4, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $       1,130,185   $       1,001,658   $         147,601    $         101,239
  Net realized gain (loss) on investments                     155,943             205,057             688,518              337,829
  Net change in unrealized appreciation
    (depreciation) on investments                           1,112,203          (1,112,022)            447,748           (1,005,403)
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                               2,398,331              94,693           1,283,867             (566,335)
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                      349,932           2,396,546             201,692            1,038,202
  Transfers between subaccounts (including
    fixed accounts), net                                      395,386           1,249,365            (108,375)             753,507
  Payment for contract benefits and terminations           (1,724,674)         (1,613,095)           (983,198)            (993,441)
  Contract charges and fees                                  (104,963)           (102,104)            (74,889)             (68,096)
  Adjustments to net assets allocated to
    contracts in payout period                                    113                  91                 105                   94
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                  (1,084,206)          1,930,803            (964,665)             730,266
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,314,125           2,025,496             319,202              163,931
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                      22,179,362          20,153,866          11,251,394           11,087,463
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $      23,493,487   $      22,179,362   $      11,570,596    $      11,251,394
                                                    =================   =================   =================    =================

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                INVESCO V.I. GLOBAL REAL ESTATE
                                                     TEMPLETON DEVELOPING MARKETS SECURITIES        FUND, SERIES II SHARES,
                                                           FUND, CLASS 2, SUBACCOUNT                      SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $            (180)  $          (8,001)  $         (89,522)   $         242,997
  Net realized gain (loss) on investments                      35,175              64,455             207,955              108,349
  Net change in unrealized appreciation
    (depreciation) on investments                             135,395            (382,413)          2,164,775           (1,141,977)
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                                 170,390            (325,959)          2,283,208             (790,631)
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                            -                   -             115,513            1,103,811
  Transfers between subaccounts (including
    fixed accounts), net                                      (11,103)            (49,487)            (55,649)             791,412
  Payment for contract benefits and terminations             (140,274)           (160,578)           (710,468)            (736,872)
  Contract charges and fees                                    (1,191)             (1,450)            (79,957)             (68,216)
  Adjustments to net assets allocated to
    contracts in payout period                                      -                   -                  96                   81
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                    (152,568)           (211,515)           (730,465)           1,090,216
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                      17,822            (537,474)          1,552,743              299,585
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                       1,546,937           2,084,411           8,922,894            8,623,309
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $       1,564,759   $       1,546,937   $      10,475,637    $       8,922,894
                                                    =================   =================   =================    =================

                                                      INVESCO V.I. GOVERNMENT SECURITIES
                                                            FUND, SERIES II SHARES,          INVESCO VAN KAMPEN V.I. GROWTH AND
                                                                SUBACCOUNT               INCOME FUND, SERIES II SHARES, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $         395,851   $         324,191   $         (35,396)   $        (140,571)
  Net realized gain (loss) on investments                      74,186              12,977           1,190,049              493,820
  Net change in unrealized appreciation
    (depreciation) on investments                            (275,896)            992,636           5,539,419           (2,588,545)
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                                 194,141           1,329,804           6,694,072           (2,235,296)
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                      306,675           6,444,789             601,194            5,247,391
  Transfers between subaccounts (including
    fixed accounts), net                                    1,737,344           6,445,320          (1,244,553)           4,640,429
  Payment for contract benefits and terminations           (1,504,258)         (1,271,729)         (3,653,860)          (3,606,656)
  Contract charges and fees                                  (234,744)           (147,466)           (475,342)            (414,328)
  Adjustments to net assets allocated to
    contracts in payout period                                      -                   -                 104                   88
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                     305,017          11,470,914          (4,772,457)           5,866,924
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                     499,158          12,800,718           1,921,615            3,631,628
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                      23,849,705          11,048,987          53,651,113           50,019,485
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $      24,348,863   $      23,849,705   $      55,572,728    $      53,651,113
                                                    =================   =================   =================    =================

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                     INVESCO VAN KAMPEN V.I. MID CAP GROWTH     MFS(R) STRATEGIC INCOME SERIES(SM),
                                                        FUND, SERIES II SHARES, SUBACCOUNT          INITIAL CLASS, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $        (171,932)  $        (194,187)  $          49,119    $          51,076
  Net realized gain (loss) on investments                     969,992             732,646               8,950                5,565
  Net change in unrealized appreciation
    (depreciation) on investments                             420,301          (2,073,486)             45,319              (14,744)
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                               1,218,361          (1,535,027)            103,388               41,897
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                      186,983             712,319                   -                    -
  Transfers between subaccounts (including
    fixed accounts), net                                       24,465            (679,111)                811              (12,681)
  Payment for contract benefits and terminations           (1,045,613)           (945,778)           (199,024)            (219,598)
  Contract charges and fees                                   (94,116)            (95,604)               (831)                (875)
  Adjustments to net assets allocated to
    contracts in payout period                                      -                   -                 151                   74
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                    (928,281)         (1,008,174)           (198,893)            (233,080)
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                     290,080          (2,543,201)            (95,505)            (191,183)
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                      12,353,878          14,897,079           1,199,667            1,390,850
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $      12,643,958   $      12,353,878   $       1,104,162    $       1,199,667
                                                    =================   =================   =================    =================

                                                  OPPENHEIMER GLOBAL STRATEGIC INCOME    OPPENHEIMER INTERNATIONAL GROWTH FUND/VA,
                                                     FUND/VA, CLASS A, SUBACCOUNT *                  CLASS 2, SUBACCOUNT
                                                  --------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $          (2,240)  $               -   $         (55,415)   $        (179,750)
  Net realized gain (loss) on investments                     (13,067)                  -             548,035              522,191
  Net change in unrealized appreciation
    (depreciation) on investments                              28,740                   -           4,513,939           (3,001,388)
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                                  13,433                   -           5,006,559           (2,658,947)
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                            -                   -             314,728            2,335,068
  Transfers between subaccounts (including
    fixed accounts), net                                       (3,196)                  -             (54,236)           1,546,469
  Payment for contract benefits and terminations              (40,437)                  -          (1,968,255)          (1,901,177)
  Contract charges and fees                                       (84)                  -            (223,144)            (201,082)
  Adjustments to net assets allocated to
    contracts in payout period                                    107                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                     (43,610)                  -          (1,930,907)           1,779,278
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                     (30,177)                  -           3,075,652             (879,669)
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                         899,922                   -          25,734,371           26,614,040
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $         869,745   $               -   $      28,810,023    $      25,734,371
                                                    =================   =================   =================    =================

* Commenced operations on October 26, 2012. See Note 1 in the accompanying notes to financial statements.

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                    OPPENHEIMER MAIN STREET SMALL- & MID-CAP   OPPENHEIMER MAIN STREET FUND(R)/VA,
                                                   FUND(R)/VA, NON-SERVICE SHARES, SUBACCOUNT     NON-SERVICE SHARES, SUBACCOUNT
                                                   -------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $        (146,289)  $        (144,921)  $        (191,412)   $        (220,118)
  Net realized gain (loss) on investments                     608,102             518,474           1,471,496              749,815
  Net change in unrealized appreciation
    (depreciation) on investments                           1,661,177          (1,006,056)          2,568,207           (1,071,457)
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                               2,122,990            (632,503)          3,848,291             (541,760)
                                                    -----------------   -----------------   -----------------    -----------------

CONTRACT TRANSACTIONS
  Payments received from contract owners                      175,682             929,466             326,796              610,335
  Transfers between subaccounts (including
    fixed accounts), net                                     (826,619)           (109,677)         (2,788,256)          (1,040,789)
  Payment for contract benefits and terminations           (1,133,015)         (1,061,465)         (1,874,983)          (1,900,545)
  Contract charges and fees                                  (112,073)           (107,215)           (208,760)            (199,460)
  Adjustments to net assets allocated to
    contracts in payout period                                      -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                  (1,896,025)           (348,891)         (4,545,203)          (2,530,459)
                                                    -----------------   -----------------   -----------------    -----------------

  TOTAL INCREASE (DECREASE) IN NET ASSETS                     226,965            (981,394)           (696,912)          (3,072,219)
                                                    -----------------   -----------------   -----------------    -----------------

NET ASSETS:
  Beginning of period                                      13,846,151          14,827,545          27,137,737           30,209,956
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $      14,073,116   $      13,846,151   $      26,440,825    $      27,137,737
                                                    =================   =================   =================    =================

                                                                                                        PIMCO GLOBAL BOND
                                                        PIMCO COMMODITYREALRETURN STRATEGY             PORTFOLIO (UNHEDGED),
                                                       PORTFOLIO, ADVISOR CLASS, SUBACCOUNT         ADVISOR CLASS, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $         156,402   $       1,991,001   $          67,081    $         378,946
  Net realized gain (loss) on investments                     318,430              72,007           2,244,945            1,018,803
  Net change in unrealized appreciation
    (depreciation) on investments                              46,784          (3,467,223)           (517,626)             559,935
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                                 521,616          (1,404,215)          1,794,400            1,957,684
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                      183,761           1,980,935             390,287            3,234,810
  Transfers between subaccounts (including
    fixed accounts), net                                    1,272,925            (676,022)            121,087            2,508,039
  Payment for contract benefits and terminations           (1,057,007)         (1,212,242)         (2,601,355)          (2,552,284)
  Contract charges and fees                                  (109,210)           (105,013)           (258,413)            (229,487)
  Adjustments to net assets allocated to
    contracts in payout period                                      -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                     290,469             (12,342)         (2,348,394)           2,961,078
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                     812,085          (1,416,557)           (553,994)           4,918,762
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                      13,865,556          15,282,113          34,414,149           29,495,387
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $      14,677,641   $      13,865,556   $      33,860,155    $      34,414,149
                                                    =================   =================   =================    =================

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                         PIMCO TOTAL RETURN PORTFOLIO,         T. ROWE PRICE INTERNATIONAL STOCK
                                                           ADVISOR CLASS, SUBACCOUNT                  PORTFOLIO, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $         988,293   $       1,001,563   $         (17,506)   $           5,047
  Net realized gain (loss) on investments                   2,320,948           1,347,658             (15,730)              12,147
  Net change in unrealized appreciation
    (depreciation) on investments                           3,258,864            (673,103)          1,219,518           (1,296,073)
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                               6,568,105           1,676,118           1,186,282           (1,278,879)
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                    1,600,150           7,564,460                   -                    -
  Transfers between subaccounts (including
    fixed accounts), net                                      543,740           9,607,048            (319,617)            (290,640)
  Payment for contract benefits and terminations           (7,274,002)         (6,848,179)           (928,306)            (970,919)
  Contract charges and fees                                  (442,245)           (392,060)             (5,598)              (6,588)
  Adjustments to net assets allocated to
    contracts in payout period                                      -                   -                 266                  296
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                  (5,572,357)          9,931,269          (1,253,255)          (1,267,851)
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                     995,748          11,607,387             (66,973)          (2,546,730)
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                      84,283,988          72,676,601           7,531,982           10,078,712
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $      85,279,736   $      84,283,988   $       7,465,009    $       7,531,982
                                                    =================   =================   =================    =================

                                                ULTRA SERIES AGGRESSIVE ALLOCATION FUND,  ULTRA SERIES AGGRESSIVE ALLOCATION FUND,
                                                           CLASS I, SUBACCOUNT                      CLASS II, SUBACCOUNT
                                                ----------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $         141,293   $          71,088   $          14,980    $           5,712
  Net realized gain (loss) on investments                      85,168             (59,774)             20,067               10,183
  Net change in unrealized appreciation
    (depreciation) on investments                           1,399,624            (164,308)            138,019              (46,810)
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                               1,626,085            (152,994)            173,066              (30,915)
                                                    -----------------   -----------------   -----------------    -----------------

CONTRACT TRANSACTIONS
  Payments received from contract owners                      291,312             985,283              40,105              439,312
  Transfers between subaccounts (including
    fixed accounts), net                                   (1,856,736)           (388,534)             15,246              (15,042)
  Payment for contract benefits and terminations           (1,991,103)         (1,775,719)            (89,606)             (29,523)
  Contract charges and fees                                   (18,645)            (22,350)             (3,959)                (797)
  Adjustments to net assets allocated to
    contracts in payout period                                    258                 241                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                  (3,574,914)         (1,201,079)            (38,214)             393,950
                                                    -----------------   -----------------   -----------------    -----------------

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (1,948,829)         (1,354,073)            134,852              363,035
                                                    -----------------   -----------------   -----------------    -----------------

NET ASSETS:
  Beginning of period                                      18,018,538          19,372,611           1,785,844            1,422,809
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $      16,069,709   $      18,018,538   $       1,920,696    $       1,785,844
                                                    =================   =================   =================    =================

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                            ULTRA SERIES BOND FUND,                ULTRA SERIES BOND FUND,
                                                              CLASS I, SUBACCOUNT                    CLASS II, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $       2,810,095   $       4,086,751   $         392,990    $         549,589
  Net realized gain (loss) on investments                   1,337,130             806,850              92,811               28,280
  Net change in unrealized appreciation
    (depreciation) on investments                          (1,127,164)          4,085,658            (121,487)             578,156
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                               3,020,061           8,979,259             364,314            1,156,025
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                    1,005,709           2,375,283             136,076              655,086
  Transfers between subaccounts (including
    fixed accounts), net                                    2,929,158          (1,837,991)           (431,419)           1,852,738
  Payment for contract benefits and terminations          (27,705,638)        (27,649,319)         (1,344,211)          (1,180,096)
  Contract charges and fees                                  (324,757)           (402,825)           (202,650)            (196,690)
  Adjustments to net assets allocated to
    contracts in payout period                                  4,899               1,021                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                 (24,090,629)        (27,513,831)         (1,842,204)           1,131,038
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (21,070,568)        (18,534,572)         (1,477,890)           2,287,063
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                     166,744,318         185,278,890          24,420,189           22,133,126
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $     145,673,750   $     166,744,318   $      22,942,299    $      24,420,189
                                                    =================   =================   =================    =================

                                                    ULTRA SERIES CONSERVATIVE ALLOCATION     ULTRA SERIES CONSERVATIVE ALLOCATION
                                                            FUND, CLASS I, SUBACCOUNT              FUND, CLASS II, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $       2,676,611   $       2,256,790   $         951,626    $         884,984
  Net realized gain (loss) on investments                     992,278             819,625             320,843              139,170
  Net change in unrealized appreciation
    (depreciation) on investments                           4,429,781          (1,055,179)          1,758,279             (495,364)
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                               8,098,670           2,021,236           3,030,748              528,790
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                    1,873,433           2,489,007              75,195            3,142,276
  Transfers between subaccounts (including
    fixed accounts), net                                    9,180,026           2,020,807            (495,511)           7,120,839
  Payment for contract benefits and terminations          (15,314,681)        (23,561,561)         (2,763,021)          (2,616,167)
  Contract charges and fees                                  (459,258)           (664,820)           (355,202)            (363,048)
  Adjustments to net assets allocated to
    contracts in payout period                                    982              (2,018)                  -                    -
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                  (4,719,498)        (19,718,585)         (3,538,539)           7,283,900
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                   3,379,172         (17,697,349)           (507,791)           7,812,690
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                     108,614,435         126,311,784          43,196,432           35,383,742
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $     111,993,607   $     108,614,435   $      42,688,641    $      43,196,432
                                                    =================   =================   =================    =================

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                       ULTRA SERIES DIVERSIFIED INCOME          ULTRA SERIES DIVERSIFIED INCOME
                                                          FUND, CLASS I, SUBACCOUNT                FUND, CLASS II, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $       2,250,839   $       2,966,161   $         432,290    $         453,805
  Net realized gain (loss) on investments                   1,270,779            (788,426)            319,462              187,709
  Net change in unrealized appreciation
    (depreciation) on investments                           8,055,575           9,488,450           1,287,026              975,165
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                              11,577,193          11,666,185           2,038,778            1,616,679
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                    1,355,765           3,114,732             682,989            5,097,166
  Transfers between subaccounts (including
    fixed accounts), net                                     (269,599)           (887,015)          3,938,216            3,004,157
  Payment for contract benefits and terminations          (28,881,070)        (27,183,114)         (1,822,924)          (1,429,082)
  Contract charges and fees                                  (249,916)           (262,997)           (287,681)            (214,634)
  Adjustments to net assets allocated to
    contracts in payout period                                 24,156               4,428                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                 (28,020,664)        (25,213,966)          2,510,600            6,457,607
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (16,443,471)        (13,547,781)          4,549,378            8,074,286
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                     179,928,545         193,476,326          30,358,703           22,284,417
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $     163,485,074   $     179,928,545   $      34,908,081    $      30,358,703
                                                    =================   =================   =================    =================

                                                         ULTRA SERIES EQUITY INCOME FUND,        ULTRA SERIES FOUNDATION FUND,
                                                              CLASS II, SUBACCOUNT *                  CLASS I, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $         (17,822)  $         (29,023)  $           4,913    $           2,153
  Net realized gain (loss) on investments                    (115,030)            248,541                  87                    3
  Net change in unrealized appreciation
    (depreciation) on investments                             172,955            (235,404)             (2,728)               1,465
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                                  40,103             (15,886)              2,272                3,621
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                       16,583             406,780                   -                    -
  Transfers between subaccounts (including
    fixed accounts), net                                   (2,293,432)            455,428             126,567               41,160
  Payment for contract benefits and terminations             (151,840)           (106,986)                  -                    -
  Contract charges and fees                                   (18,223)            (21,068)                 (8)                  (3)
  Adjustments to net assets allocated to
    contracts in payout period                                      -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                  (2,446,912)            734,154             126,559               41,157
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (2,406,809)            718,268             128,831               44,778
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                       2,406,809           1,688,541              80,905               36,127
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $               -   $       2,406,809   $         209,736    $          80,905
                                                    =================   =================   =================    =================

* Ceased operations on July 31, 2012. See Note 1 in the accompanying notes to financial statements.

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                          ULTRA SERIES FOUNDATION FUND,         ULTRA SERIES HIGH INCOME FUND,
                                                               CLASS II, SUBACCOUNT                   CLASS I, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $         470,578   $         599,744   $       3,064,179    $       2,739,303
  Net realized gain (loss) on investments                      26,703               1,703              44,341              (17,290)
  Net change in unrealized appreciation
    (depreciation) on investments                             (91,087)            561,089           1,176,805             (826,208)
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                                 406,194           1,162,536           4,285,325            1,895,805
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                      528,150          10,977,734             191,927              488,740
  Transfers between subaccounts (including
    fixed accounts), net                                    1,150,825              82,724            (313,664)          (2,782,072)
  Payment for contract benefits and terminations             (887,916)           (435,200)         (7,401,527)          (8,183,687)
  Contract charges and fees                                   (36,161)            (13,608)            (70,806)             (91,074)
  Adjustments to net assets allocated to
    contracts in payout period                                      -                   -                 824                  835
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                     754,898          10,611,650          (7,593,246)         (10,567,258)
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,161,092          11,774,186          (3,307,921)          (8,671,453)
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                      25,352,156          13,577,970          46,838,621           55,510,074
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $      26,513,248   $      25,352,156   $      43,530,700    $      46,838,621
                                                    =================   =================   =================    =================

                                                         ULTRA SERIES HIGH INCOME FUND,     ULTRA SERIES INTERNATIONAL STOCK FUND,
                                                               CLASS II, SUBACCOUNT                  CLASS I, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $         455,347   $         352,576   $         143,167    $         284,112
  Net realized gain (loss) on investments                      11,045               4,130          (1,022,674)          (1,395,338)
  Net change in unrealized appreciation
    (depreciation) on investments                             117,475            (198,096)          9,646,286           (3,677,340)
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                                 583,867             158,610           8,766,779           (4,788,566)
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                       68,259           1,299,627             362,419              775,903
  Transfers between subaccounts (including
    fixed accounts), net                                      281,138             813,726          (2,576,276)          (3,135,161)
  Payment for contract benefits and terminations             (341,169)           (292,049)         (8,046,964)          (9,356,364)
  Contract charges and fees                                   (67,424)            (48,488)           (119,044)            (143,145)
  Adjustments to net assets allocated to
    contracts in payout period                                      -                   -               1,020                  984
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                     (59,196)          1,772,816         (10,378,845)         (11,857,783)
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                     524,671           1,931,426          (1,612,066)         (16,646,349)
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                       6,212,694           4,281,268          48,681,122           65,327,471
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $       6,737,365   $       6,212,694   $      47,069,056    $      48,681,122
                                                    =================   =================   =================    =================

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                    ULTRA SERIES INTERNATIONAL STOCK FUND,   ULTRA SERIES LARGE CAP GROWTH FUND,
                                                              CLASS II, SUBACCOUNT                   CLASS I, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $          36,123   $          85,417   $        (569,205)   $      (1,224,178)
  Net realized gain (loss) on investments                      80,921              41,842           5,381,997            4,058,073
  Net change in unrealized appreciation
    (depreciation) on investments                           2,912,445          (1,697,773)          5,535,220           (5,350,235)
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                               3,029,489          (1,570,514)         10,348,012           (2,516,340)
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                      201,987           2,548,399             791,757            1,424,515
  Transfers between subaccounts (including
    fixed accounts), net                                      658,326           2,155,279          (4,570,886)          (6,736,067)
  Payment for contract benefits and terminations             (868,279)           (819,932)        (14,802,753)         (16,236,092)
  Contract charges and fees                                  (166,022)           (132,998)           (176,393)            (209,167)
  Adjustments to net assets allocated to
    contracts in payout period                                      -                   -               3,166                2,486
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                    (173,988)          3,750,748         (18,755,109)         (21,754,325)
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                   2,855,501           2,180,234          (8,407,097)         (24,270,665)
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                      15,407,515          13,227,281         103,997,210          128,267,875
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $      18,263,016   $      15,407,515   $      95,590,113    $     103,997,210
                                                    =================   =================   =================    =================

                                                     ULTRA SERIES LARGE CAP GROWTH FUND,      ULTRA SERIES LARGE CAP VALUE FUND,
                                                             CLASS II, SUBACCOUNT                     CLASS I, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $        (205,319)  $        (317,902)  $       1,003,434    $       1,044,905
  Net realized gain (loss) on investments                     356,671              82,719          (1,920,702)          (6,305,432)
  Net change in unrealized appreciation
    (depreciation) on investments                           2,458,257            (708,231)         16,031,970           15,041,652
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                               2,609,609            (943,414)         15,114,702            9,781,125
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                      300,588           5,421,026           1,257,469            1,856,249
  Transfers between subaccounts (including
    fixed accounts), net                                      437,089           4,013,354          (5,491,152)          (9,288,510)
  Payment for contract benefits and terminations           (1,540,893)         (1,462,742)        (22,501,246)         (28,113,025)
  Contract charges and fees                                  (293,244)           (219,394)           (229,227)            (291,115)
  Adjustments to net assets allocated to
    contracts in payout period                                      -                   -              15,362               12,597
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                  (1,096,460)          7,752,244         (26,948,794)         (35,823,804)
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,513,149           6,808,830         (11,834,092)         (26,042,679)
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                      27,588,313          20,779,483         152,849,610          178,892,289
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $      29,101,462   $      27,588,313   $     141,015,518    $     152,849,610
                                                    =================   =================   =================    =================

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                     ULTRA SERIES LARGE CAP VALUE FUND,         ULTRA SERIES MID CAP FUND,
                                                             CLASS II, SUBACCOUNT                   CLASS I, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $          32,765   $          34,958   $      (1,025,705)   $      (1,297,724)
  Net realized gain (loss) on investments                     128,094              67,132           3,191,759              896,686
  Net change in unrealized appreciation
    (depreciation) on investments                             402,265             198,441          12,520,688            4,380,148
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                                 563,124             300,531          14,686,742            3,979,110
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                       75,990             277,137             885,503            1,524,251
  Transfers between subaccounts (including
    fixed accounts), net                                      (77,210)             42,186         (10,700,627)          (8,456,757)
  Payment for contract benefits and terminations             (325,262)           (227,327)        (15,155,649)         (17,742,126)
  Contract charges and fees                                   (51,551)            (43,780)           (175,134)            (219,920)
  Adjustments to net assets allocated to
    contracts in payout period                                      -                   -               2,669                1,753
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                    (378,033)             48,216         (25,143,238)         (24,892,799)
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                     185,091             348,747         (10,456,496)         (20,913,689)
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                       5,696,549           5,347,802         108,038,174          128,951,863
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $       5,881,640   $       5,696,549   $      97,581,678    $     108,038,174
                                                    =================   =================   =================    =================

                                                         ULTRA SERIES MID CAP FUND,         ULTRA SERIES MODERATE ALLOCATION FUND,
                                                            CLASS II, SUBACCOUNT                     CLASS I, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $        (165,126)  $        (169,991)  $       2,590,089    $       2,210,178
  Net realized gain (loss) on investments                     366,038             157,222            (364,611)          (1,366,497)
  Net change in unrealized appreciation
    (depreciation) on investments                           1,652,429             328,589          12,482,709              540,195
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                               1,853,341             315,820          14,708,187            1,383,876
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                      141,412           1,348,858             847,551            2,751,459
  Transfers between subaccounts (including
    fixed accounts), net                                     (555,032)            410,616          (7,303,487)          (2,900,349)
  Payment for contract benefits and terminations             (650,977)           (630,440)        (17,220,269)         (18,243,390)
  Contract charges and fees                                  (131,739)           (113,243)           (796,867)            (805,288)
  Adjustments to net assets allocated to
    contracts in payout period                                      -                   -               6,339                5,880
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                  (1,196,336)          1,015,791         (24,466,733)         (19,191,688)
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                     657,005           1,331,611          (9,758,546)         (17,807,812)
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                      13,269,650          11,938,039         170,653,391          188,461,203
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $      13,926,655   $      13,269,650   $     160,894,845    $     170,653,391
                                                    =================   =================   =================    =================

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                    ULTRA SERIES MODERATE ALLOCATION FUND,       ULTRA SERIES MONEY MARKET FUND,
                                                             CLASS II, SUBACCOUNT                       CLASS I, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $         511,878   $         415,667   $        (548,952)   $        (671,529)
  Net realized gain (loss) on investments                     459,184             185,592                   -                    -
  Net change in unrealized appreciation
    (depreciation) on investments                           2,001,312            (596,929)                  -                    -
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                               2,972,374               4,330            (548,952)            (671,529)
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                      268,617           5,486,340             364,052            1,680,761
  Transfers between subaccounts (including
    fixed accounts), net                                   (2,107,779)          1,124,471           3,807,602           10,338,524
  Payment for contract benefits and terminations           (2,124,786)         (2,142,925)        (15,214,215)         (18,601,614)
  Contract charges and fees                                  (305,558)           (284,685)            (68,012)            (118,729)
  Adjustments to net assets allocated to
    contracts in payout period                                      -                   -                  31                   26
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                  (4,269,506)          4,183,201         (11,110,542)          (6,701,032)
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (1,297,132)          4,187,531         (11,659,494)          (7,372,561)
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                      35,868,558          31,681,027          50,140,642           57,513,203
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $      34,571,426   $      35,868,558   $      38,481,148    $      50,140,642
                                                    =================   =================   =================    =================

                                                       ULTRA SERIES MONEY MARKET FUND,          ULTRA SERIES SMALL CAP FUND,
                                                             CLASS II, SUBACCOUNT                    CLASS I, SUBACCOUNT
                                                    ------------------------------------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011   DECEMBER 31, 2012    DECEMBER 31, 2011
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $         (11,934)  $          (9,000)  $          (7,041)   $         (50,134)
  Net realized gain (loss) on investments                           -                   -             276,917              348,409
  Net change in unrealized appreciation
    (depreciation) on investments                                   -                   -             326,122             (395,905)
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                                 (11,934)             (9,000)            595,998              (97,630)
                                                    -----------------   -----------------   -----------------    -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                        6,024              48,944              12,566               97,699
  Transfers between subaccounts (including
    fixed accounts), net                                    1,000,259             761,836            (195,673)              34,898
  Payment for contract benefits and terminations             (288,944)           (388,995)           (678,744)            (795,178)
  Contract charges and fees                                    (8,245)            (11,079)            (14,487)             (13,846)
  Adjustments to net assets allocated to
    contracts in payout period                                      -                   -                   -                    -
                                                    -----------------   -----------------   -----------------    -----------------
  Net increase (decrease) in net assets from
    contract transactions                                     709,094             410,706            (876,338)            (676,427)
                                                    -----------------   -----------------   -----------------    -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                     697,160             401,706            (280,340)            (774,057)
                                                    -----------------   -----------------   -----------------    -----------------
NET ASSETS:
  Beginning of period                                         978,577             576,871           4,669,390            5,443,447
                                                    -----------------   -----------------   -----------------    -----------------
  End of period                                     $       1,675,737   $         978,577   $       4,389,050    $       4,669,390
                                                    =================   =================   =================    =================

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                        ULTRA SERIES SMALL CAP FUND,
                                                            CLASS II, SUBACCOUNT
                                                    -------------------------------------
                                                       YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 2012   DECEMBER 31, 2011
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                      $          (4,276)  $         (15,258)
  Net realized gain (loss) on investments                      36,035              54,275
  Net change in unrealized appreciation
    (depreciation) on investments                             151,850             (51,823)
                                                    -----------------   -----------------
  Net increase (decrease) in net assets
    resulting from operations                                 183,609             (12,806)
                                                    -----------------   -----------------
CONTRACT TRANSACTIONS
  Payments received from contract owners                       13,976              76,073
  Transfers between subaccounts (including fixed
    accounts), net                                            (14,060)             14,626
  Payment for contract benefits and terminations              (84,310)            (51,439)
  Contract charges and fees                                   (13,881)            (11,370)
  Adjustments to net assets allocated to contracts
    in payout period                                                -                   -
                                                    -----------------   -----------------
  Net increase (decrease) in net assets from
    contract transactions                                     (98,275)             27,890
                                                    -----------------   -----------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                      85,334              15,084
                                                    -----------------   -----------------
NET ASSETS:
  Beginning of period                                       1,400,539           1,385,455
                                                    -----------------   -----------------
  End of period                                     $       1,485,873   $       1,400,539
                                                    =================   =================

                 See accompanying notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

    The CMFG Variable Annuity Account (the Account) is a unit investment trust organized under the laws of the state of Iowa and registered with the Securities Exchange Commission (SEC) under the Investment Company Act of 1940, as amended. The Account was established as a separate account of CMFG Life Insurance Company (the Company) to receive and invest net premiums paid by the contract owners to the Company under four variable annuity contracts issued by the Company: MEMBERS Variable Annuity, MEMBERS Variable Annuity II, MEMBERS Choice Variable Annuity and MEMBERS Variable Annuity III.

    In June 2011, the Board of Directors of CUNA Mutual Insurance Society
    (CMIS) approved a plan that converted CMIS from a mutual insurance company structure to a mutual insurance holding company (MHC) structure. In September 2011, policyholders and the Iowa Insurance Commissioner approved the plan of reorganization. The new MHC structure became effective January 31, 2012.

    Under the reorganization plan, the policyholders of CMIS, who were the members and owners of CMIS, became members and owners of a new legal entity: CUNA Mutual Holding Company (CMHC). A second new legal entity was also formed: CUNA Mutual Financial Group, Inc. (CMFG) to serve as an intermediate holding company, to own CMIS and its subsidiary companies. Finally, CMIS issued 7,500,000 shares of common stock and was renamed CMFG Life Insurance Company. At the same time the Account was renamed to CMFG Variable Annuity Account. Policyholder benefits and rights were not reduced or altered as a result of the reorganization to a MHC structure.

    The accompanying financial statements include only the contract owner assets, deposits, related activity, and the contract transactions applicable to the variable portions of the contracts and exclude assets and activity for deposits for fixed dollar benefits, which are included in the general account of the Company.

    The Account is divided into a number of subaccounts and the contract owner makes elections as to the subaccounts in which to participate. The Account may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of an underlying open-end management investment company. Those funds include certain funds within the BlackRock Variable Series Funds, Inc.(one fund), Franklin Templeton Variable Insurance Products Trust (four funds), AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (four funds), MFS(R) Variable Insurance Trust(SM)
    (one fund), Oppenheimer Variable Account Funds (three funds), Panorama Series Fund, Inc. (one fund), PIMCO Variable Insurance Trust (three funds),
    T. Rowe Price International Series, Inc. (one fund), and Ultra Series Fund (thirteen Class I and Class II funds and one Class I fund that was liquidated on July 31, 2012). Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

    The net investment income and the realized and unrealized gains and losses from the assets for each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

    BlackRock Advisers, LLC serves as the investment adviser to the BlackRock Variable Series Funds, Inc. and each manages its assets in accordance with general policies and guidelines established by the Board of Directors of the BlackRock Variable Series Funds, Inc.

    Templeton Asset Management Ltd. serves as the investment adviser to the Franklin Templeton Variable Insurance Products Trust and manages its assets and makes its investments decisions in accordance with general policies and guidelines established by the Board of Trustees of the Franklin Templeton Variable Insurance Products Trust.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION (CONTINUED)

    Invesco Advisors, Inc. serves as the investment adviser to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). All of the assets are managed in accordance with general policies and guidelines established by the Board of Trustees of the AIM Variable Insurance Funds.

    Massachusetts Financial Services Company serves as the investment adviser to the MFS(R) Variable Insurance Trust and manages its assets in accordance with general policies and guidelines established by the Board of Trustees of the MFS(R) Variable Insurance Trust.

    OppenheimerFunds, Inc. serves as the investment adviser to Oppenheimer Variable Account Funds and the Panorama Series Funds, Inc., and manages its assets in accordance with general policies and guidelines established by the Board of Trustees of the Oppenheimer Variable Account Funds or the Board of Directors of the Panorama Series Funds, Inc., as applicable.

    Pacific Investment Management Company LLC serves as the investment adviser to the PIMCO Variable Insurance Trust and manages its assets in accordance with general policies and guidelines established by the Board of Trustees of the PIMCO Variable Insurance Trust.

    T. Rowe Price serves as the investment adviser to the T.Rowe Price International Series, Inc. and manages its assets in accordance with general policies and guidelines established by the Board of Directors of the T. Rowe Price family of funds.

    Madison Asset Management, LLC, with which the Company has an alliance, serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the Board of Trustees of the Ultra Series Fund. The Company receives a percentage of the advisory fees charged by the alliance. The fee income recorded by the Company was $8,153,000 and $8,816,000 of which $3,400,000 and $4,000,000 in 2012 and 2011, respectively, was related to the Account.

    Each of these investment advisors may have retained one or more investment sub-advisors to manage some or the fund's entire portfolio.

    Fund Merger

    On September 14, 2012, shareholders of the Oppenheimer High Income Fund/VA (High Income Fund) approved an Agreement and Plan of Reorganization that provided for the reorganization into the Oppenheimer Global Strategic Income Fund/VA (Strategic Income Fund), each an open-end investment company. This tax-free reorganization was accomplished after the close of business on October 26, 2012, by exchanging the assets and liabilities of the High Income Fund for shares of the Strategic Income Fund. Shareholders holding Class A shares of the High Income Fund received Class A shares of the Strategic Income Fund in the reorganization. The details of the reorganization as of the closing date as required by the Business Combinations Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification are as follows:

    The High Income Fund reorganization was accomplished by an exchange of 500,335 shares of the High Income Fund (net assets valued at $899,922) for 161,566 shares of the Strategic Income Fund (net assets valued at $899,922). The High Income Fund's net assets at that date included $2,692,751 of unrealized depreciation. The aggregate net assets of the Strategic Income Fund immediately after the reorganization were $899,922.

    In connection with the reorganization, a conversion factor of 0.3227 was applied to the historical operations of the Strategic Income Fund to properly reflect the performance of the fund. The conversion factor was calculated as of the close of business on October 26, 2012 and represents the amount of shares each High Income Fund shareholder received of the Strategic Income Fund for one share of the High Income Fund on the Closing Date.

    For financial statement and performance purposes, the Strategic Income Fund is the accounting survivor of the reorganization.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION (CONTINUED)

    Fund Liquidation

    On May 11, 2012, the Board of Trustees of the Ultra Series Equity Income Fund approved the liquidation of the fund. Effective July 31, 2012, all contract value remaining in the Subaccount investing in the Ultra Series Equity Income Fund was transferred automatically to the Subaccount investing in the Ultra Series Money Market Fund.

(2) SIGNIFICANT ACCOUNTING POLICIES

    Use of Estimates

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    Investment Valuation

    Investments are made in shares of a fund and are recorded at fair value, determined by the net asset value per share of the respective fund. Investment transactions in each fund are recorded on the trade date. Realized gains and losses on redemptions of the shares of the fund are determined using the average cost basis. Income from dividends and gains from realized gain distributions from each fund are recorded on the ex-dividend date and are reinvested in that fund. The difference between cost and fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

    Federal Income Taxes

    The operations of the Account are included in the federal income tax return of CMHC, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under current provisions of the IRC, the Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Account to the extent these earnings are credited to the contracts. Accordingly, no charge for income tax is currently recorded. If such taxes are incurred by the Company in the future, a charge to the Account may be assessed.

    Contracts in Annuitization Period

    Contracts in the payout stage (annuitization period) are computed according to the 2000 Individual Annuity Mortality Table using an assumed investment return is 3.5%. The mortality risk is due to contract riders, as described in the Fees and Charges note, are fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater than expected longevity of annuitants. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

    Recently Adopted Accounting Standard Updates

    In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure requirements in U.S. GAAP and International Financial Reporting Standards (ASU 2011-04), which was issued to create a consistent framework for the application of fair value measurement across jurisdictions. The new guidance clarified existing fair value measurement requirements and changed certain fair value measurement principles and disclosure requirements. There are no additional fair value measurements required upon adoption of ASU 2011-04. The amendments became effective in 2012 and did not have a material impact on the Account's financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(3) FEES AND CHARGES

    Contract Charges

    SURRENDER CHARGE. A surrender charge is assessed against a contract owner's account upon surrender or partial withdrawal of purchase payments within the first 7 years of the contract and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

    For purchase payments withdrawn or surrendered within the first year of the contract, the charge is 7% to 9% of the amount of the payment withdrawn or surrendered depending on the product version chosen. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was recorded. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender. No surrender charge is assessed on purchase payments made more than 4 years prior to the withdrawal or surrender for one of the contract options of the MEMBERS Variable Annuity III product. Subject to certain restrictions in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the contracts. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

    ANNUAL CONTRACT FEE. On each contract anniversary prior to the annuity date, the Company deducts an annual contract fee of $30 from the contract owner's account. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a contract except on a contract anniversary when the full fee is deducted. The Company currently waives this fee for contracts with $25,000 or more of contract value. The contract fee is waived for contracts with $50,000 or more of contract value for the MEMBERS Variable Annuity III product. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

    DEATH BENEFIT RIDER CHARGES. Optional death benefit riders are available on MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity contracts. The Maximum Anniversary Value Death Benefit and 5% Annual Guarantee Death Benefit Riders are available for issue ages 0 to 75. The Minimum Death Benefit Guarantee Rider is available for issue ages 76 to 85. All death benefit rider charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

    On each contract anniversary (or upon surrender of the contract) prior to the annuity date, the Company deducts rider fees from the contract value. The annual charge for each of these riders ranges from 0.15% to 0.20% of average assets during the prior contract year.

    Optional death benefit riders are also available on MEMBERS Variable Annuity III contracts. The Maximum Anniversary Value Death Benefit, 3% Annual Guarantee Death Benefit and Earnings Enhanced Death Benefit Riders are available for issue ages 0 to 75. On each contract anniversary (or upon surrender of the contract) prior to the annuity date, the Company deducts the applicable rider fees from the contract value. The annual charge for each of these riders ranges from 0.15% to 0.35% of average assets during the prior contract year.

    LIVING BENEFIT RIDERS. Optional living benefit riders, such as Guaranteed Minimum Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit, and Guaranteed Minimum Accumulation Benefit are available. Charges for these benefits range from 0.50% to 1.05%. Generally, prior to November 24, 2008, subject to state availability, this charge is assessed on the average monthly contract value for the prior contract year. After this date, the charge is assessed on the average benefit basis for the prior contract year. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(3) FEES AND CHARGES (CONTINUED)

    TRANSFER FEE. No charge is generally made for transfers between subaccounts. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a contract year. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

    PREMIUM TAXES. If state or other premium taxes are applicable to a contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
    (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

    Account Charges

    MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge from the assets of the Account to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Account at an annual rate of 1.15% to 1.65%. These charges are included in mortality and expense charges in the accompanying Statement of Operations of the applicable subaccount.

    ADMINISTRATIVE CHARGE. The Company deducts a daily administrative charge from the assets of the Account to compensate it for certain expenses it incurs in administration of MEMBERS Variable Annuity and MEMBERS Variable Annuity III contracts. The charge is deducted from the assets of the Account at an annual rate of 0.15%. These charges are included in administrative charges in the accompanying Statement of Operations of the applicable subaccount.

(4) FAIR VALUE

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

    The fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels. The Account has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

        o Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Account has the ability to access at the measurement date.

        o Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar assets or liabilities in active markets, (ii) quoted prices for identical or similar assets or liabilities in markets that are not active and (iii) inputs other than quoted prices that are observable for the asset or liability, and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

        o Level 3: One or more significant inputs are unobservable and reflect the Account's estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

    The hierarchy requires the use of market observable information when available for assessing fair value. The following table summarizes the Account's assets that are measured at fair value on a recurring basis as of December 31, 2012. All of the Account's assets consist of level 2 mutual funds that have daily quoted net asset values at which the Account could transact.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(4) FAIR VALUE (CONTINUED)

        ---------------------------------------------------------------------------------------------------------------
        ASSETS, AT FAIR VALUE                                                           LEVEL 2              TOTAL
        ---------------------------------------------------------------------------------------------------------------
        BlackRock Global Allocation V.I. Fund, Class III                           $     41,638,335    $     41,638,335
        Franklin High Income Securities Fund, Class 4                                    27,674,477          27,674,477
        Franklin Income Securities Fund, Class 4                                         23,493,487          23,493,487
        Mutual Global Discovery Securities Fund, Class 4                                 11,570,596          11,570,596
        Templeton Developing Markets Securities Fund, Class 2                             1,564,759           1,564,759
        Invesco V.I. Global Real Estate Fund, Series II Shares                           10,475,637          10,475,637
        Invesco V.I. Government Securities Fund, Series II Shares                        24,348,863          24,348,863
        Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares                 55,572,728          55,572,728
        Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II Shares                    12,643,958          12,643,958
        MFS(R) Strategic Income Series(SM) , Initial Class                                1,104,162           1,104,162
        Oppenheimer Global Strategic Income Fund/VA, Class A                                869,745             869,745
        Oppenheimer International Growth Fund/VA, Class 2                                28,810,023          28,810,023
        Oppenheimer Main Street Small- & Mid-Cap Fund(R) /VA, Non-Service Shares         14,073,116          14,073,116
        Oppenheimer Main Street Fund(R) /VA, Non-Service Shares                          26,440,825          26,440,825
        PIMCO CommodityRealReturn Strategy Portfolio, Advisor Class                      14,677,641          14,677,641
        PIMCO Global Bond Portfolio (Unhedged), Advisor Class                            33,860,155          33,860,155
        PIMCO Total Return Portfolio, Advisor Class                                      85,279,736          85,279,736
        T. Rowe Price International Stock Portfolio                                       7,465,009           7,465,009
        Ultra Series Aggressive Allocation Fund, Class I                                 16,069,709          16,069,709
        Ultra Series Aggressive Allocation Fund, Class II                                 1,920,696           1,920,696
        Ultra Series Bond Fund, Class I                                                 145,673,750         145,673,750
        Ultra Series Bond Fund, Class II                                                 22,942,299          22,942,299
        Ultra Series Conservative Allocation Fund, Class I                              111,993,607         111,993,607
        Ultra Series Conservative Allocation Fund, Class II                              42,688,641          42,688,641
        Ultra Series Diversified Income Fund, Class I                                   163,485,074         163,485,074
        Ultra Series Diversified Income Fund, Class II                                   34,908,081          34,908,081
        Ultra Series Foundation Fund, Class I                                               209,736             209,736
        Ultra Series Foundation Fund, Class II                                           26,513,248          26,513,248
        Ultra Series High Income Fund, Class I                                           43,530,700          43,530,700
        Ultra Series High Income Fund, Class II                                           6,737,365           6,737,365
        Ultra Series International Stock Fund, Class I                                   47,069,056          47,069,056
        Ultra Series International Stock Fund, Class II                                  18,263,016          18,263,016
        Ultra Series Large Cap Growth Fund, Class I                                      95,590,113          95,590,113
        Ultra Series Large Cap Growth Fund, Class II                                     29,101,462          29,101,462
        Ultra Series Large Cap Value Fund, Class I                                      141,015,518         141,015,518
        Ultra Series Large Cap Value Fund, Class II                                       5,881,640           5,881,640
        Ultra Series Mid Cap Fund, Class I                                               97,581,678          97,581,678
        Ultra Series Mid Cap Fund, Class II                                              13,926,655          13,926,655
        Ultra Series Moderate Allocation Fund, Class I                                  160,894,845         160,894,845
        Ultra Series Moderate Allocation Fund, Class II                                  34,571,426          34,571,426
        Ultra Series Money Market Fund, Class I                                          38,481,148          38,481,148
        Ultra Series Money Market Fund, Class II                                          1,675,737           1,675,737
        Ultra Series Small Cap Fund, Class I                                              4,389,050           4,389,050
        Ultra Series Small Cap Fund, Class II                                             1,485,873           1,485,873
        ---------------------------------------------------------------------------------------------------------------
              Total assets                                                         $  1,728,163,375    $  1,728,163,375
        ---------------------------------------------------------------------------------------------------------------

    There were no level 3 investments in the Account; therefore, Level 3 roll-forward tables have not been provided. There were no transfers between levels during the year ended December 31, 2012.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(4) FAIR VALUE (CONTINUED)

    The following table summarizes the Account's assets that are measured at fair value on a recurring basis as of December 31, 2011. All of the Account's assets consist of level 2 mutual funds that have daily quoted net asset values at which the Account could transact.

        ---------------------------------------------------------------------------------------------------------------
        ASSETS, AT FAIR VALUE                                                           LEVEL 2              TOTAL
        ---------------------------------------------------------------------------------------------------------------
        BlackRock Global Allocation V.I. Fund, Class III                           $     41,757,652    $     41,757,652
        Franklin High Income Securities Fund, Class 4                                    27,063,149          27,063,149
        Franklin Income Securities Fund, Class 4                                         22,180,162          22,180,162
        Mutual Global Discovery Securities Fund, Class 4                                 11,251,799          11,251,799
        Templeton Developing Markets Securities Fund, Class 2                             1,546,996           1,546,996
        Invesco V.I. Global Real Estate Fund, Series II Shares                            8,923,221           8,923,221
        Invesco V.I. Government Securities Fund, Series II Shares                        23,850,583          23,850,583
        Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares                 53,653,085          53,653,085
        Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II Shares                    12,354,336          12,354,336
        MFS(R) Strategic Income Series(SM) , Initial Class                                1,199,713           1,199,713
        Oppenheimer International Growth Fund/VA, Class 2                                25,735,314          25,735,314
        Oppenheimer Main Street Small- & Mid-Cap Fund(R) /VA, Non-Service Shares         13,846,660          13,846,660
        Oppenheimer Main Street Fund(R) /VA, Non-Service Shares                          27,138,750          27,138,750
        PIMCO CommodityRealReturn Strategy Portfolio, Advisor Class                      13,866,061          13,866,061
        PIMCO Global Bond Portfolio (Unhedged), Advisor Class                            34,415,415          34,415,415
        PIMCO Total Return Portfolio, Advisor Class                                      84,287,035          84,287,035
        T. Rowe Price International Stock Portfolio                                       7,532,271           7,532,271
        Ultra Series Aggressive Allocation Fund, Class I                                 18,019,160          18,019,160
        Ultra Series Aggressive Allocation Fund, Class II                                 1,785,907           1,785,907
        Ultra Series Bond Fund, Class I                                                 166,750,106         166,750,106
        Ultra Series Bond Fund, Class II                                                 24,421,085          24,421,085
        Ultra Series Conservative Allocation Fund, Class I                              108,618,327         108,618,327
        Ultra Series Conservative Allocation Fund, Class II                              43,198,000          43,198,000
        Ultra Series Diversified Income Fund, Class I                                   179,934,816         179,934,816
        Ultra Series Diversified Income Fund, Class II                                   30,359,845          30,359,845
        Ultra Series Equity Income Fund, Class II                                         2,406,896           2,406,896
        Ultra Series Foundation Fund, Class I                                                80,908              80,908
        Ultra Series Foundation Fund, Class II                                           25,353,081          25,353,081
        Ultra Series High Income Fund, Class I                                           46,840,219          46,840,219
        Ultra Series High Income Fund, Class II                                           6,212,923           6,212,923
        Ultra Series International Stock Fund, Class I                                   48,682,801          48,682,801
        Ultra Series International Stock Fund, Class II                                  15,408,079          15,408,079
        Ultra Series Large Cap Growth Fund, Class I                                     104,000,883         104,000,883
        Ultra Series Large Cap Growth Fund, Class II                                     27,589,325          27,589,325
        Ultra Series Large Cap Value Fund, Class I                                      152,855,032         152,855,032
        Ultra Series Large Cap Value Fund, Class II                                       5,696,761           5,696,761
        Ultra Series Mid Cap Fund, Class I                                              108,041,912         108,041,912
        Ultra Series Mid Cap Fund, Class II                                              13,270,138          13,270,138
        Ultra Series Moderate Allocation Fund, Class I                                  170,659,469         170,659,469
        Ultra Series Moderate Allocation Fund, Class II                                  35,869,848          35,869,848
        Ultra Series Money Market Fund, Class I                                          50,142,371          50,142,371
        Ultra Series Money Market Fund, Class II                                            978,612             978,612
        Ultra Series Small Cap Fund, Class I                                              4,669,553           4,669,553
        Ultra Series Small Cap Fund, Class II                                             1,400,591           1,400,591
        ---------------------------------------------------------------------------------------------------------------
              Total assets                                                         $  1,803,848,850    $  1,803,848,850
        ---------------------------------------------------------------------------------------------------------------

    There were no level 3 investments in the Account; therefore, Level 3 roll-forward tables have not been provided. There were no transfers between levels during the year ended December 31, 2011.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(5) PURCHASE AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the various subaccounts for the year ended December 31, 2012 were as follows:

    --------------------------------------------------------------------------------------------------------------
                                                                                  PURCHASES            SALES
    --------------------------------------------------------------------------------------------------------------
    BlackRock Global Allocation V.I. Fund, Class III                          $      2,514,323    $      5,890,275
    Franklin High Income Securities Fund, Class 4                                    2,506,633           3,972,548
    Franklin Income Securities Fund, Class 4                                         2,735,895           2,690,717
    Mutual Global Discovery Securities Fund, Class 4                                 1,341,306           1,562,024
    Templeton Developing Markets Securities Fund, Class 2                               23,399             176,206
    Invesco V.I. Global Real Estate Fund, Series II Shares                             543,500           1,363,814
    Invesco V.I. Government Securities Fund, Series II Shares                        3,006,704           2,306,714
    Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares                 1,970,911           6,780,735
    Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II Shares                    1,323,424           1,789,153
    MFS(R) Strategic Income Series(SM), Initial Class                                   65,732             215,552
    Oppenheimer Global Strategic Income Fund/VA, Class A                                   192              46,042
    Oppenheimer International Growth Fund/VA, Class 2                                1,426,132           3,413,397
    Oppenheimer Main Street Small- & Mid-Cap Fund(R) /VA, Non-Service Shares           402,571           2,445,394
    Oppenheimer Main Street Fund(R) /VA, Non-Service Shares                          1,749,725           6,487,353
    PIMCO CommodityRealReturn Strategy Portfolio, Advisor Class                      2,452,810           1,510,228
    PIMCO Global Bond Portfolio (Unhedged), Advisor Class                            3,892,805           4,225,621
    PIMCO Total Return Portfolio, Advisor Class                                     15,248,689          18,221,088
    T. Rowe Price International Stock Portfolio                                         90,559           1,361,610
    Ultra Series Aggressive Allocation Fund, Class I                                 1,562,500           4,996,744
    Ultra Series Aggressive Allocation Fund, Class II                                  143,064             166,360
    Ultra Series Bond Fund, Class I                                                 14,917,146          36,203,468
    Ultra Series Bond Fund, Class II                                                 1,798,705           3,248,815
    Ultra Series Conservative Allocation Fund, Class I                              17,444,910          19,491,690
    Ultra Series Conservative Allocation Fund, Class II                              3,476,958           6,065,439
    Ultra Series Diversified Income Fund, Class I                                   10,059,882          35,835,978
    Ultra Series Diversified Income Fund, Class II                                   6,048,447           3,106,700
    Ultra Series Equity Income Fund, Class II                                           67,531           2,514,897
    Ultra Series Foundation Fund, Class I                                              140,923               9,455
    Ultra Series Foundation Fund, Class II                                           2,773,098           1,548,546
    Ultra Series High Income Fund, Class I                                           4,726,166           9,256,832
    Ultra Series High Income Fund, Class II                                            899,465             503,542
    Ultra Series International Stock Fund, Class I                                   1,804,647          12,042,004
    Ultra Series International Stock Fund, Class II                                  1,135,947           1,274,376
    Ultra Series Large Cap Growth Fund, Class I                                     10,208,955          29,536,943
    Ultra Series Large Cap Growth Fund, Class II                                     1,231,442           2,534,233
    Ultra Series Large Cap Value Fund, Class I                                       6,693,520          32,644,301
    Ultra Series Large Cap Value Fund, Class II                                        337,075             682,555
    Ultra Series Mid Cap Fund, Class I                                               1,160,874          27,333,555
    Ultra Series Mid Cap Fund, Class II                                                227,577           1,589,527
    Ultra Series Moderate Allocation Fund, Class I                                   6,826,865          28,709,587
    Ultra Series Moderate Allocation Fund, Class II                                  2,084,747           5,843,665
    Ultra Series Money Market Fund, Class I                                         11,491,300          23,152,523
    Ultra Series Money Market Fund, Class II                                         2,213,982           1,516,858
    Ultra Series Small Cap Fund, Class I                                               473,685           1,357,227
    Ultra Series Small Cap Fund, Class II                                               43,781             146,385

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(5) PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

    The cost of purchases and proceeds from sales of investments in the various subaccounts for the year ended December 31, 2011 were as follows:

    --------------------------------------------------------------------------------------------------------------
                                                                                  PURCHASES            SALES
    --------------------------------------------------------------------------------------------------------------
    BlackRock Global Allocation V.I. Fund, Class III                          $     29,832,659    $      1,574,658
    Franklin High Income Securities Fund, Class 4                                    4,637,639           3,005,384
    Franklin Income Securities Fund, Class 4                                         6,090,718           3,179,481
    Franklin Mutual Global Discovery Securities Fund, Class 4                        2,509,045           1,438,566
    Franklin Templeton Developing Markets Securities Fund, Class 2                      15,608             237,518
    Invesco V.I. Global Real Estate Fund, Series II Shares                           2,353,230           1,029,078
    Invesco V.I. Government Securities Fund, Series II Shares                       13,102,529           1,317,847
    Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares                 9,330,593           3,657,290
    Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II Shares                    1,549,939           2,768,765
    MFS Strategic Income Series, Initial Class                                          68,984             252,591
    Oppenheimer International Growth Fund/VA, Panorama Series Fund, Inc.             4,764,590           3,193,576
    Oppenheimer Main Street Small- & Mid-Cap Fund/VA, Non-Service Shares             2,270,307           2,780,288
    Oppenheimer Main Street Fund/VA, Non-Service Shares                              2,278,181           5,061,281
    PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class                     5,845,922           3,883,109
    PIMCO Global Bond Portfolio, Advisor Class                                       7,380,067           3,306,071
    PIMCO Total Return Portfolio, Advisor Class                                     22,059,213           9,983,065
    T. Rowe Price International Stock Portfolio                                        131,415           1,405,804
    Ultra Series Aggressive Allocation Fund, Class I                                 3,595,907           4,746,302
    Ultra Series Aggressive Allocation Fund, Class II                                  495,867              97,709
    Ultra Series Bond Fund, Class I                                                 19,727,017          43,347,229
    Ultra Series Bond Fund, Class II                                                 3,262,267           1,605,616
    Ultra Series Conservative Allocation Fund, Class I                              13,740,402          31,337,716
    Ultra Series Conservative Allocation Fund, Class II                             11,415,219           3,283,581
    Ultra Series Diversified Income Fund, Class I                                   10,655,212          33,105,591
    Ultra Series Diversified Income Fund, Class II                                  10,008,208           3,120,235
    Ultra Series Equity Income Fund, Class II                                        1,064,590             112,741
    Ultra Series Foundation Fund, Class I                                               44,175                 902
    Ultra Series Foundation Fund, Class II                                          12,303,452           1,104,651
    Ultra Series High Income Fund, Class I                                           4,751,409          12,636,047
    Ultra Series High Income Fund, Class II                                          2,366,877             245,818
    Ultra Series International Stock Fund, Class I                                   3,375,122          15,016,298
    Ultra Series International Stock Fund, Class II                                  4,457,364             634,959
    Ultra Series Large Cap Growth Fund, Class I                                      5,623,198          28,737,589
    Ultra Series Large Cap Growth Fund, Class II                                     8,512,881           1,099,835
    Ultra Series Large Cap Value Fund, Class I                                       4,579,506          39,546,598
    Ultra Series Large Cap Value Fund, Class II                                        659,235             581,873
    Ultra Series Mid Cap Fund, Class I                                               4,341,152          30,665,341
    Ultra Series Mid Cap Fund, Class II                                              1,841,612           1,008,397
    Ultra Series Moderate Allocation Fund, Class I                                   9,468,917          26,650,649
    Ultra Series Moderate Allocation Fund, Class II                                  7,639,818           3,072,470
    Ultra Series Money Market Fund, Class I                                         23,435,024          30,869,256
    Ultra Series Money Market Fund, Class II                                         2,274,484           1,873,284
    Ultra Series Small Cap Fund, Class I                                             1,391,216           2,123,392
    Ultra Series Small Cap Fund, Class II                                              294,440             283,320

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(6) CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the years ended December 31, 2012 and 2011 were as follows:

                                            BLACKROCK GLOBAL        FRANKLIN HIGH        FRANKLIN INCOME          MUTUAL GLOBAL
                                             ALLOCATION V.I.      INCOME SECURITIES        SECURITIES         DISCOVERY SECURITIES
                                            FUND, CLASS III,        FUND, CLASS 4,        FUND, CLASS 4,         FUND, CLASS 4,
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING AT DECEMBER 31, 2010             1,636,163              2,213,204            1,960,292                 1,122,165
  Units issued                                     2,770,775              2,319,380            1,830,500                 1,200,200
  Units redeemed                                    (353,915)            (2,286,629)          (1,654,389)               (1,133,228)
                                            ----------------      -----------------      ---------------      --------------------
UNITS OUTSTANDING AT DECEMBER 31, 2011             4,053,023              2,245,955            2,136,403                 1,189,137
  Units issued                                       412,496              1,994,293            1,483,473                 1,079,290
  Units redeemed                                    (741,599)            (2,222,363)          (1,580,626)               (1,174,049)
                                            ----------------      -----------------      ---------------      --------------------
UNITS OUTSTANDING AT DECEMBER 31, 2012             3,723,920              2,017,885            2,039,250                 1,094,378
                                            ================      =================      ===============      ====================

                                                TEMPLETON            INVESCO V.I.           INVESCO V.I.       INVESCO VAN KAMPEN
                                                DEVELOPING           GLOBAL REAL             GOVERNMENT          V.I. GROWTH AND
                                            MARKETS SECURITIES       ESTATE FUND,          SECURITIES FUND,    INCOME FUND, SERIES
                                              FUND, CLASS 2,       SERIES II SHARES,      SERIES II SHARES,         II SHARES,
                                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING AT DECEMBER 31, 2010                 129,324             1,071,922              1,096,549              5,270,534
  Units issued                                               -             1,332,769              2,640,600              6,430,844
  Units redeemed                                       (13,665)           (1,200,433)            (1,508,699)            (5,840,154)
                                            ------------------     -----------------     ------------------    -------------------
UNITS OUTSTANDING AT DECEMBER 31, 2011                 115,659             1,204,258              2,228,450              5,861,224
  Units issued                                               -             1,182,315              2,446,191              5,704,556
  Units redeemed                                       (10,923)           (1,266,084)            (2,415,120)            (6,183,454)
                                            ------------------     -----------------     ------------------    -------------------
UNITS OUTSTANDING AT DECEMBER 31, 2012                 104,736             1,120,489              2,259,521              5,382,326
                                            ==================     =================     ==================    ===================

                                              INVESCO VAN           MFS(R) STRATEGIC         OPPENHEIMER             OPPENHEIMER
                                            KAMPEN V.I. MID              INCOME                 GLOBAL              INTERNATIONAL
                                            CAP GROWTH FUND,           SERIES(SM),         STRATEGIC INCOME        GROWTH FUND/VA,
                                            SERIES II SHARES,        INITIAL CLASS,        FUND/VA, CLASS A,          CLASS 2,
                                               SUBACCOUNT              SUBACCOUNT            SUBACCOUNT *            SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING AT DECEMBER 31, 2010              1,431,458                 73,072                       -             2,926,213
  Units issued                                      1,404,597                      4                       -             3,317,784
  Units redeemed                                   (1,510,426)               (12,054)                      -            (3,141,414)
                                            -----------------       ----------------       -----------------       ---------------
UNITS OUTSTANDING AT DECEMBER 31, 2011              1,325,629                 61,022                       -             3,102,583
  Units issued                                      1,263,572                    180               196,513 *             2,945,307
  Units redeemed                                   (1,356,441)                (9,862)                 (9,442)           (3,154,883)
                                            -----------------       ----------------       -----------------       ---------------
UNITS OUTSTANDING AT DECEMBER 31, 2012              1,232,760                 51,340                 187,071             2,893,007
                                            =================       ================       =================       ===============

                                            * Commenced operations on October 26, 2012, therefore 196,489 of the units issued relate to the merger. See Note 1 in the notes to financial statements.

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(6) CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                              OPPENHEIMER MAIN        OPPENHEIMER         PIMCO COMMODITY-
                                              STREET SMALL- &         MAIN STREET            REALRETURN            PIMCO GLOBAL
                                               MID-CAP FUND(R)        FUND(R)/VA,             STRATEGY            BOND PORTFOLIO
                                              /VA, NON-SERVICE        NON-SERVICE            PORTFOLIO,            (UNHEDGED),
                                                   SHARES,               SHARES,           ADVISOR CLASS,         ADVISOR CLASS,
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING AT DECEMBER 31, 2010               1,402,322           3,283,318               1,900,158             2,510,621
 Units issued                                        1,494,786           3,053,868               2,128,556             2,876,950
 Units redeemed                                     (1,538,097)         (3,339,547)             (2,138,307)           (2,624,757)
                                              ----------------        ------------        ----------------        --------------
UNITS OUTSTANDING AT DECEMBER 31, 2011               1,359,011           2,997,639               1,890,407             2,762,814
 Units issued                                        1,212,817           2,643,273               1,899,172             2,558,866
 Units redeemed                                     (1,381,458)         (3,101,649)             (1,861,611)           (2,743,476)
                                              ----------------        ------------        ----------------        --------------
UNITS OUTSTANDING AT DECEMBER 31, 2012               1,190,370           2,539,263               1,927,968             2,578,204
                                              ================        ============        ================        ==============

                                                                                             ULTRA SERIES         ULTRA SERIES
                                                PIMCO TOTAL           T. ROWE PRICE           AGGRESSIVE           AGGRESSIVE
                                             RETURN PORTFOLIO,        INTERNATIONAL           ALLOCATION           ALLOCATION
                                              ADVISOR CLASS,         STOCK PORTFOLIO,       FUND, CLASS I,       FUND, CLASS II,
                                                SUBACCOUNT              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING AT DECEMBER 31, 2010               6,063,156                572,165            2,291,237               108,606
 Units issued                                        6,076,100                     17              621,987                37,110
 Units redeemed                                     (5,255,548)               (74,770)            (769,827)               (8,714)
                                             -----------------       ----------------       --------------       ---------------
UNITS OUTSTANDING AT DECEMBER 31, 2011               6,883,708                497,412            2,143,397               137,002
 Units issued                                        5,506,281                     19              357,306                10,773
 Units redeemed                                     (5,942,341)               (75,048)            (759,321)              (13,427)
                                             -----------------       ----------------       --------------       ---------------
UNITS OUTSTANDING AT DECEMBER 31, 2012               6,447,648                422,383            1,741,382               134,348
                                             =================       ================       ==============       ===============

                                            ULTRA SERIES       ULTRA SERIES           ULTRA SERIES              ULTRA SERIES
                                             BOND FUND,         BOND FUND,            CONSERVATIVE              CONSERVATIVE
                                              CLASS I,           CLASS II,          ALLOCATION FUND,          ALLOCATION FUND,
                                             SUBACCOUNT         SUBACCOUNT        CLASS I, SUBACCOUNT       CLASS II, SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING AT DECEMBER 31, 2010        13,498,893          2,030,541                12,301,082                  2,916,566
 Units issued                                  9,913,359          2,114,299                 3,514,644                  2,366,110
 Units redeemed                              (11,790,897)        (2,012,177)               (5,420,032)                (1,774,623)
                                            ------------       ------------       -------------------       --------------------
UNITS OUTSTANDING AT DECEMBER 31, 2011        11,621,355          2,132,663                10,395,694                  3,508,053
 Units issued                                  8,474,649          1,966,651                 3,727,194                  1,691,983
 Units redeemed                              (10,096,076)        (2,126,836)               (4,163,827)                (1,972,073)
                                            ------------       ------------       -------------------       --------------------
UNITS OUTSTANDING AT DECEMBER 31, 2012         9,999,928          1,972,478                 9,959,061                  3,227,963
                                            ============       ============       ===================       ====================

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(6) CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                             ULTRA SERIES       ULTRA SERIES
                                             DIVERSIFIED        DIVERSIFIED         ULTRA SERIES         ULTRA SERIES
                                             INCOME FUND,       INCOME FUND,        EQUITY INCOME         FOUNDATION
                                               CLASS I,           CLASS II,        FUND, CLASS II,       FUND, CLASS I,
                                              SUBACCOUNT         SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING AT DECEMBER 31, 2010         13,295,559          1,801,308               160,604                3,600
 Units issued                                   5,275,175          1,053,145               254,946                4,051
 Units redeemed                                (6,905,636)          (542,184)             (185,435)                   -
                                             ------------       ------------       ---------------       --------------
UNITS OUTSTANDING AT DECEMBER 31, 2011         11,665,098          2,312,269               230,115                7,651
 Units issued                                   4,369,478            741,256               112,600               12,498
 Units redeemed                                (6,091,249)          (554,498)             (342,715)                (708)
                                             ------------       ------------       ---------------       --------------
UNITS OUTSTANDING AT DECEMBER 31, 2012          9,943,327          2,499,027                     -               19,441
                                             ============       ============       ===============       ==============

                                             ULTRA SERIES      ULTRA SERIES       ULTRA SERIES         ULTRA SERIES
                                              FOUNDATION        HIGH INCOME        HIGH INCOME      INTERNATIONAL STOCK
                                            FUND, CLASS II,    FUND, CLASS I,    FUND, CLASS II,      FUND, CLASS I,
                                              SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING AT DECEMBER 31, 2010            1,332,706         3,508,654            335,217              4,548,375
 Units issued                                     1,176,821         2,219,380            521,477              3,499,723
 Units redeemed                                    (141,263)       (2,843,234)          (385,710)            (4,318,364)
                                            ---------------    --------------    ---------------    -------------------
UNITS OUTSTANDING AT DECEMBER 31, 2011            2,368,264         2,884,800            470,984              3,729,734
 Units issued                                       239,935         1,787,345            494,455              2,947,900
 Units redeemed                                    (170,696)       (2,213,733)          (498,871)            (3,661,337)
                                            ---------------    --------------    ---------------    -------------------
UNITS OUTSTANDING AT DECEMBER 31, 2012            2,437,503         2,458,412            466,568              3,016,297
                                            ===============    ==============    ===============    ===================

                                               ULTRA SERIES         ULTRA SERIES       ULTRA SERIES      ULTRA SERIES
                                            INTERNATIONAL STOCK   LARGE CAP GROWTH   LARGE CAP GROWTH   LARGE CAP VALUE
                                              FUND, CLASS II,      FUND, CLASS I,     FUND, CLASS II,    FUND, CLASS I,
                                                SUBACCOUNT           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING AT DECEMBER 31, 2010                  964,382         10,065,949          1,511,481        14,563,803
 Units issued                                         1,371,987          6,806,627          2,304,609         9,412,577
 Units redeemed                                      (1,097,764)        (8,663,575)        (1,748,762)      (12,462,554)
                                            -------------------   ----------------   ----------------   ---------------
UNITS OUTSTANDING AT DECEMBER 31, 2011                1,238,605          8,209,001          2,067,328        11,513,826
 Units issued                                         1,300,425          5,964,625          2,136,882         7,451,590
 Units redeemed                                      (1,308,307)        (7,343,829)        (2,209,418)       (9,440,224)
                                            -------------------   ----------------   ----------------   ---------------
UNITS OUTSTANDING AT DECEMBER 31, 2012                1,230,723          6,829,797          1,994,792         9,525,192
                                            ===================   ================   ================   ===============

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(6) CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                               ULTRA SERIES          ULTRA SERIES         ULTRA SERIES            ULTRA SERIES
                                              LARGE CAP VALUE          MID CAP               MID CAP           MODERATE ALLOCATION
                                              FUND, CLASS II,       FUND, CLASS I,       FUND, CLASS II,          FUND, CLASS I,
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT               SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING AT DECEMBER 31, 2010                403,108            8,507,224               821,983                20,184,300
 Units issued                                         415,923            5,917,250               948,288                 3,956,693
 Units redeemed                                      (412,431)          (7,475,562)             (880,930)               (6,014,302)
                                              ---------------       --------------       ---------------       -------------------
UNITS OUTSTANDING AT DECEMBER 31, 2011                406,600            6,948,912               889,341                18,126,691
 Units issued                                         385,765            4,488,202               843,844                 3,215,741
 Units redeemed                                      (410,889)          (5,989,625)             (916,887)               (5,690,531)
                                              ---------------       --------------       ---------------       -------------------
UNITS OUTSTANDING AT DECEMBER 31, 2012                381,476            5,447,489               816,298                15,651,901
                                              ===============       ==============       ===============       ===================

                                               ULTRA SERIES             ULTRA SERIES          ULTRA SERIES          ULTRA SERIES
                                            MODERATE ALLOCATION         MONEY MARKET          MONEY MARKET            SMALL CAP
                                              FUND, CLASS II,          FUND, CLASS I,        FUND, CLASS II,        FUND, CLASS I,
                                                SUBACCOUNT               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
UNITS OUTSTANDING AT DECEMBER 31, 2010                2,480,995             5,161,047                 59,176               507,512
 Units issued                                         1,485,642             3,062,725                222,359               454,892
 Units redeemed                                      (1,171,516)           (3,638,483)              (179,815)             (525,596)
                                            -------------------        --------------        ---------------        --------------
UNITS OUTSTANDING AT DECEMBER 31, 2011                2,795,121             4,585,289                101,720               436,808
 Units issued                                           986,965             1,880,922                280,393               314,847
 Units redeemed                                      (1,304,473)           (2,912,011)              (205,846)             (391,584)
                                            -------------------        --------------        ---------------        --------------
UNITS OUTSTANDING AT DECEMBER 31, 2012                2,477,613             3,554,200                176,267               360,071
                                            ===================        ==============        ===============        ==============

                                            ULTRA SERIES SMALL
                                            CAP FUND, CLASS II,
                                                SUBACCOUNT
---------------------------------------------------------------
UNITS OUTSTANDING AT DECEMBER 31, 2010                   85,190
 Units issued                                           100,152
 Units redeemed                                         (98,625)
                                            -------------------
UNITS OUTSTANDING AT DECEMBER 31, 2011                   86,717
 Units issued                                            78,716
 Units redeemed                                         (84,435)
                                            -------------------
UNITS OUTSTANDING AT DECEMBER 31, 2012                   80,998
                                            ===================

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS

    The table below provides financial highlights for each subaccount for the five years ended December 31, 2012. In certain instances, fewer years are presented since the subaccount was not available for the entire five year period. The unit fair value, the expense ratio and the total returns are presented for the product with the lowest and highest expense ratios. In addition, the lowest unit fair value and total return can exceed the highest due to timing of when amounts were actually invested in the respective contract by contract owners.

                    AS OF DECEMBER 31,                                   FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------   -------------------------------------------------------------
                                                               (1)            (2)                    (3)
          UNITS       UNIT FAIR VALUE         NET ASSETS    INVESTMENT    EXPENSE RATIO          TOTAL RETURN
         (000's)     LOWEST TO HIGHEST          (000's)    INCOME RATIO LOWEST TO HIGHEST      LOWEST TO HIGHEST
--------------------------------------------------------   -------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND, CLASS III(b)
2012       3,724  $ 11.17     to  $ 11.20     $   41,638      1.42%       1.30% to 1.80%     8.55%       to    8.00%
2011       4,053    10.29     to    10.37         41,756      2.68%       1.30% to 1.80%    (4.81%)      to   (5.30%)
2010       1,636    10.81(e)  to    11.39(e)      17,703      4.16%       1.30% to 1.80%     8.10%(e)    to   13.90%(e)

FRANKLIN HIGH INCOME SECURITIES FUND, CLASS 4
2012       2,018  $ 13.86     to  $ 13.98     $   27,674      6.80%       1.15% to 1.80%    14.26%       to   13.38%
2011       2,246    12.13     to    12.33         27,062      5.92%       1.15% to 1.80%     3.23%       to    2.58%
2010       2,213    11.75     to    11.56         25,894      6.47%       1.15% to 1.80%    12.01%       to   11.26%
2009       1,440    10.49     to    10.39         15,078      5.63%       1.15% to 1.80%    40.81%       to   39.84%
2008         302     7.45(c)  to     7.43(c)       2,248      3.30%       1.15% to 1.80%   (25.50%)(c)   to  (25.70%)(c)

FRANKLIN INCOME SECURITIES FUND, CLASS 4
2012       2,039  $ 11.57     to  $ 12.24     $   23,493      6.25%       1.15% to 1.80%    11.14%       to   10.57%
2011       2,136    10.41     to    11.07         22,179      5.68%       1.15% to 1.80%     1.17%       to    0.45%
2010       1,960    10.29     to    10.12         20,154      6.15%       1.15% to 1.80%    11.24%       to   10.60%
2009       1,236     9.25     to     9.15         11,445      7.75%       1.15% to 1.80%    33.86%       to   32.99%
2008         609     6.91(c)  to     6.88(c)       4,202      1.88%       1.15% to 1.80%   (30.90%)(c)   to  (31.20%)(c)

MUTUAL GLOBAL DISCOVERY SECURITIES FUND, CLASS 4
2012       1,094  $ 10.64     to  $ 11.35     $   11,571      2.61%       1.15% to 1.80%    12.00%       to   11.27%
2011       1,189     9.50     to    10.20         11,251      2.15%       1.15% to 1.80%     4.23%       to    4.76%
2010       1,122     9.92     to     9.80         11,087      1.34%       1.15% to 1.80%    10.59%       to    9.87%
2009         735     8.97     to     8.92          6,571      1.47%       1.15% to 1.80%    21.88%       to   21.03%
2008         242     7.36(c)  to     7.37(c)       1,783      3.19%       1.15% to 1.80%   (26.40%)(c)   to  (26.30%)(c)

TEMPLETON DEVELOPING MARKETS SECURITIES FUND, CLASS 2(a)
2012         105  $ 14.94     to     (a)      $    1,565      1.40%           1.40%         11.66%       to     (a)
2011         116    13.38     to     (a)           1,547      0.96%           1.40%        (17.00%)      to     (a)
2010         129    16.12     to     (a)           2,084      1.60%           1.40%         15.97%       to     (a)
2009         155    13.90     to     (a)           2,149      4.51%           1.40%         70.34%       to     (a)
2008         194     8.16     to     (a)           1,580      2.76%           1.40%        (53.40%)      to     (a)

INVESCO V.I. GLOBAL REAL ESTATE FUND, SERIES II SHARES
2012       1,120  $  9.63     to  $ 11.21     $   10,476      0.45%       1.15% to 1.80%    26.38%       to   25.53%
2011       1,204     7.62     to     8.93          8,923      3.85%       1.15% to 1.80%    (7.75%)      to   (8.32%)
2010       1,072     8.26     to     7.98          8,623      5.58%       1.15% to 1.80%    15.85%       to   15.15%
2009         676     7.13     to     8.45          4,699      0.00%       1.15% to 1.80%    29.64%       to   28.81%
2008         148     5.50(c)  to     5.38(c)         795     11.21%       1.15% to 1.80%   (45.00%)(c)   to  (46.20%)(c)

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                    AS OF DECEMBER 31,                                   FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------   --------------------------------------------------------------
                                                               (1)            (2)                    (3)
          UNITS       UNIT FAIR VALUE         NET ASSETS    INVESTMENT    EXPENSE RATIO          TOTAL RETURN
         (000's)     LOWEST TO HIGHEST          (000's)    INCOME RATIO LOWEST TO HIGHEST      LOWEST TO HIGHEST
--------------------------------------------------------   --------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND, SERIES II SHARES(b)
2012       2,260  $10.79      to  $ 10.52     $   24,349       3.00%      1.30% to 1.80%     0.75%       to     0.38%
2011       2,228   10.71      to    10.48         23,850       2.90%      1.30% to 1.80%     5.93%       to     4.80%
2010       1,097   10.11(e)   to     9.76(e)      11,049       6.65%      1.30% to 1.80%    (0.49%)(e)   to    (2.40%)(e)

INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES
2012       5,382  $10.53      to  $ 11.13     $   55,573       1.29%      1.15% to 1.80%    13.10%       to    12.20%
2011       5,861    9.31      to     9.92         53,651       1.06%      1.15% to 1.80%    (3.32%)      to    (3.97%)
2010       5,271    9.63      to     9.32         50,019       0.08%      1.15% to 1.80%    10.82%       to    10.17%
2009       3,014    8.69      to     8.46         25,853       3.41%      1.15% to 1.80%    22.74%       to    21.90%
2008         517    7.08(c)   to     6.94(c)       3,624       0.00%      1.15% to 1.80%   (29.20%)(c)   to   (30.60%)(c)

INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND, SERIES II SHARES
2012       1,233  $10.40      to  $ 10.82     $   12,644       0.00%      1.15% to 1.80%    10.17%       to     9.74%
2011       1,326    9.44      to     9.86         12,354       0.00%      1.15% to 1.80%   (10.35%)      to   (10.93%)
2010       1,431   10.53      to    10.38         14,897       0.00%      1.15% to 1.80%    25.81%       to    25.06%
2009       1,130    8.37      to     8.30          9,362       0.00%      1.15% to 1.80%    54.71%       to    53.70%
2008         447    5.41(c)   to     5.40(c)       2,403       0.00%      1.15% to 1.80%   (45.90%)(c)   to   (46.00%)(c)

MFS(R) STRATEGIC INCOME SERIES(SM), INITIAL CLASS(a)
2012          51  $21.51      to     (a)      $    1,104       5.67%          1.40%          9.41%       to     (a)
2011          61   19.66      to     (a)           1,200       5.40%          1.40%          3.31%       to     (a)
2010          73   19.03      to     (a)           1,391       4.93%          1.40%          8.56%       to     (a)
2009       82.31   17.53      to     (a)           1,443      10.16%          1.40%         22.50%       to     (a)
2008       98.32   14.31      to     (a)           1,406       6.57%          1.40%        (13.22%)      to     (a)

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, CLASS A(a)
2012(g)      187  $ 4.65      to     (a)      $      870       0.00%          1.40%          1.53%       to     (a)

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA, CLASS 2
2012       2,893  $10.16      to  $ 10.60     $   28,810       1.15%      1.15% to 1.80%    20.38%       to    19.37%
2011       3,103    8.44      to     8.88         25,734       0.69%      1.15% to 1.80%    (8.66%)      to    (9.20%)
2010       2,926    9.24      to     9.04         26,614       0.83%      1.15% to 1.80%    13.24%       to    12.58%
2009       1,844    8.16      to     8.03         14,828       0.61%      1.15% to 1.80%    37.61%       to    36.56%
2008         499    5.93(c)   to     5.88(c)       2,924       0.00%      1.15% to 1.80%   (40.70%)(c)   to   (41.20%)(c)

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                    AS OF DECEMBER 31,                                   FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------   --------------------------------------------------------------
                                                               (1)            (2)                    (3)
          UNITS       UNIT FAIR VALUE         NET ASSETS    INVESTMENT    EXPENSE RATIO          TOTAL RETURN
         (000's)     LOWEST TO HIGHEST          (000's)    INCOME RATIO LOWEST TO HIGHEST      LOWEST TO HIGHEST
--------------------------------------------------------   --------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, NON-SERVICE SHARES
2012       1,190  $ 11.96     to  $12.20      $   14,073       0.33%      1.15% to 1.80%    16.12%       to    15.64%
2011       1,359    10.30     to   10.55          13,846       0.38%      1.15% to 1.80%    (3.47%)      to    (4.09%)
2010       1,402    10.67     to   10.41          14,828       0.36%      1.15% to 1.80%    21.66%       to    20.91%
2009       1,012     8.67     to    8.61           8,814       0.36%      1.15% to 1.80%    35.34%       to    34.32%
2008         301     6.48(c)  to    6.41(c)        1,938       0.00%      1.15% to 1.80%   (35.20%)(c)   to   (35.90%)(c)

OPPENHEIMER MAIN STREET FUND(R)/VA, NON-SERVICE SHARES
2012       2,539  $ 10.51     to  $11.26      $   26,441       0.68%      1.15% to 1.80%    15.24%       to    14.55%
2011       2,998     9.12     to    9.83          27,138       0.59%      1.15% to 1.80%    (1.51%)      to    (1.99%)
2010       3,283     9.26     to    9.11          30,210       0.73%      1.15% to 1.80%    14.46%       to    13.73%
2009       2,059     8.09     to    8.01          16,570       0.84%      1.15% to 1.80%    26.60%       to    25.75%
2008         516     6.39(c)  to    6.37(c)        3,288       0.00%      1.15% to 1.80%   (36.10%)(c)   to   (36.30%)(c)

PIMCO COMMODITYREALRETURN STRATEGY PORTFOLIO, ADVISOR CLASS
2012       1,928  $  7.57     to  $ 7.03      $   14,678       2.41%      1.15% to 1.80%     3.84%       to     3.38%
2011       1,890     7.29     to    6.80          13,866      13.66%      1.15% to 1.80%    (8.53%)      to    (9.21%)
2010       1,900     7.97     to    8.22          15,282      15.02%      1.15% to 1.80%    22.80%       to    22.14%
2009       1,129     6.49     to    6.73           7,401       7.36%      1.15% to 1.80%    39.87%       to    39.05%
2008         226     4.64(c)  to    4.84(c)        1,057       5.98%      1.15% to 1.80%   (53.60%)(c)   to   (51.60%)(c)

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED), ADVISOR CLASS
2012       2,578  $ 13.26     to  $12.92      $   33,860       1.55%      1.15% to 1.80%     5.74%       to     4.87%
2011       2,763    12.54     to   12.32          34,414       2.44%      1.15% to 1.80%     6.27%       to     5.57%
2010       2,511    11.80     to   11.60          29,495       2.57%      1.15% to 1.80%    10.28%       to     9.54%
2009       1,418    10.70     to   10.59          15,136       2.83%      1.15% to 1.80%    15.30%       to    14.61%
2008         353     9.28(c)  to    9.24(c)        3,268       2.34%      1.15% to 1.80%    (7.20%)(c)   to    (7.60%)(c)

PIMCO TOTAL RETURN PORTFOLIO, ADVISOR CLASS
2012       6,448  $ 13.30     to  $13.21      $   85,280       2.48%      1.15% to 1.80%     8.22%       to     7.57%
2011       6,884    12.29     to   12.28          84,284       2.51%      1.15% to 1.80%     2.33%       to     1.74%
2010       6,063    12.01     to   11.83          72,677       2.26%      1.15% to 1.80%     6.76%       to     6.10%
2009       3,162    11.25     to   11.15          35,557       4.43%      1.15% to 1.80%    12.61%       to    11.95%
2008         766     9.99(c)  to    9.96(c)        7,660       2.91%      1.15% to 1.80%    (0.10%)(c)   to    (0.40%)(c)

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
2012         422  $ 17.67     to   (a)        $    7,465       1.18%          1.40%         16.71%       to      (a)
2011         497    15.14     to   (a)             7,532       1.45%          1.40%         14.07%       to      (a)
2010         572    17.62     to   (a)            10,079       0.90%          1.40%         12.88%       to      (a)
2009         674    15.61     to   (a)            10,524       2.53%          1.40%         50.39%       to      (a)
2008         822    10.38     to   (a)             8,536       1.80%          1.40%        (49.44%)      to      (a)

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                    AS OF DECEMBER 31,                                   FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------   --------------------------------------------------------------
                                                               (1)            (2)                    (3)
          UNITS       UNIT FAIR VALUE         NET ASSETS    INVESTMENT    EXPENSE RATIO          TOTAL RETURN
         (000's)     LOWEST TO HIGHEST          (000's)    INCOME RATIO LOWEST TO HIGHEST      LOWEST TO HIGHEST
--------------------------------------------------------   --------------------------------------------------------------
ULTRA SERIES AGGRESSIVE ALLOCATION FUND, CLASS I
2012        1,741 $ 8.92      to  $ 9.73      $   16,070      2.09%       1.15% to 1.80%    10.12%       to     9.45%
2011        2,143   8.10      to    8.89          18,019      1.61%       1.15% to 1.80%    (0.61%)      to    (1.33%)
2010        2,291   8.15      to    7.84          19,373      1.62%       1.15% to 1.80%     9.84%       to     9.19%
2009        2,359   7.42      to    7.18          18,241      1.51%       1.15% to 1.80%    26.41%       to    25.52%
2008        2,131   5.87      to    5.72          13,009      0.81%       1.15% to 1.80%   (41.77%)      to   (42.16%)

ULTRA SERIES AGGRESSIVE ALLOCATION FUND, CLASS II
2012          134 $14.30      to   (a)        $    1,921      2.09%           1.30%          9.66%       to      (a)
2011          137  13.04      to   (a)             1,786      1.60%           1.30%         (0.99%)      to      (a)
2010          109  13.17      to   (a)             1,423      2.40%           1.30%          9.19%       to      (a)
2009           43  12.04(d)   to   (a)               514      2.77%           1.30%         20.40%(d)    to      (a)

ULTRA SERIES BOND FUND, CLASS I
2012       10,000 $16.11      to  $11.82      $  145,674      3.08%       1.15% to 1.80%     2.09%       to     1.29%
2011       11,621  15.78      to   11.67         166,744      3.64%       1.15% to 1.80%     5.48%       to     4.95%
2010       13,499  14.96      to   11.11         185,279      3.84%       1.15% to 1.80%     4.69%       to     4.03%
2009       15,783  14.29      to   10.68         209,752      4.22%       1.15% to 1.80%     5.31%       to     4.60%
2008       18,088  13.57      to   10.21         231,634      4.49%       1.15% to 1.80%     1.72%       to     1.09%

ULTRA SERIES BOND FUND, CLASS II
2012        1,972 $11.66      to  $11.38      $   22,942      3.03%       1.30% to 1.80%     1.66%       to     1.16%
2011        2,133  11.47      to   11.25          24,420      3.81%       1.30% to 1.80%     5.13%       to     4.65%
2010        2,031  10.91      to   10.79          22,133      6.33%       1.30% to 1.80%     4.30%       to     3.75%
2009          928  10.46(d)   to   10.40(d)        9,709      7.38%       1.30% to 1.80%     4.60%(d)    to     4.00%(d)

ULTRA SERIES CONSERVATIVE ALLOCATION FUND, CLASS I
2012        9,959 $11.06      to  $10.73      $  111,994      3.71%       1.15% to 1.80%     7.69%       to     6.87%
2011       10,396  10.27      to   10.04         108,614      3.18%       1.15% to 1.80%     1.99%       to     1.41%
2010       12,301  10.07      to    9.73         126,312      3.99%       1.15% to 1.80%     7.13%       to     6.46%
2009       12,692   9.40      to    9.14         121,850      3.22%       1.15% to 1.80%    15.34%       to    14.67%
2008       10,223   8.15      to    7.97          84,895      3.44%       1.15% to 1.80%   (18.82%)      to   (19.30%)

ULTRA SERIES CONSERVATIVE ALLOCATION FUND, CLASS II
2012        3,228 $13.26      to  $12.53      $   42,689      3.54%       1.30% to 1.80%     7.37%       to     6.64%
2011        3,508  12.35      to   11.75          43,196      3.46%       1.30% to 1.80%     1.65%       to     1.03%
2010        2,917  12.15      to   11.67          35,384      5.13%       1.30% to 1.80%     6.67%       to     6.19%
2009        1,126  11.39(d)   to   10.99(d)       12,816      5.40%       1.30% to 1.80%    13.90%(d)    to     9.90%(d)

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                    AS OF DECEMBER 31,                                   FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------   --------------------------------------------------------------
                                                               (1)            (2)                    (3)
          UNITS       UNIT FAIR VALUE         NET ASSETS    INVESTMENT    EXPENSE RATIO          TOTAL RETURN
         (000's)     LOWEST TO HIGHEST          (000's)    INCOME RATIO LOWEST TO HIGHEST      LOWEST TO HIGHEST
--------------------------------------------------------   --------------------------------------------------------------
ULTRA SERIES DIVERSIFIED INCOME FUND, CLASS I
2012        9,943 $ 13.87     to  $11.90      $  163,485       2.58%      1.15% to 1.80%     6.86%       to     6.16%
2011       11,665   12.98     to   11.21         179,929       2.84%      1.15% to 1.80%     6.66%       to     5.95%
2010       13,296   12.17     to   10.49         193,476       3.39%      1.15% to 1.80%    10.74%       to    10.07%
2009       16,313   10.99     to    9.53         214,551       4.05%      1.15% to 1.80%     9.46%       to     8.79%
2008       19,632   10.04     to    8.76         236,980       4.14%      1.15% to 1.80%   (14.19%)      to   (12.40%)

ULTRA SERIES DIVERSIFIED INCOME FUND, CLASS II
2012        2,499 $ 14.00     to  $13.80      $   34,908       2.68%      1.30% to 1.80%     6.46%       to     5.91%
2011        2,312   13.15     to   13.03          30,359       2.94%      1.30% to 1.80%     6.13%       to     5.68%
2010        1,801   12.39     to   12.16          22,284       5.25%      1.30% to 1.80%    10.33%       to     9.75%
2009          557   11.23(d)  to   11.08(d)        6,254       6.50%      1.30% to 1.80%    12.30%(d)    to    10.80%(d)

ULTRA SERIES EQUITY INCOME FUND, CLASS II
2012(h)       -       -       to     -        $        -       0.00%      1.30% to 1.80%     0.00%       to     0.00%
2011          230   10.47     to    9.97           2,407       0.00%      1.30% to 1.80%    (0.48%)      to    (0.89%)
2010          161   10.52(e)  to   10.76(e)        1,689       0.00%      1.30% to 1.80%     5.20%(e)    to     7.60%(e)

ULTRA SERIES FOUNDATION FUND, CLASS I(b)
2012           19 $ 10.79     to   (a)        $     210        4.60%          1.30%          2.08%       to      (a)
2011            8   10.57     to   (a)               81        3.64%          1.30%          5.28%       to      (a)
2010            4   10.04(e)  to   (a)               36        3.84%          1.30%          0.40%(e)    to      (a)

ULTRA SERIES FOUNDATION FUND, CLASS II(b)
2012        2,438 $ 10.89     to  $10.70      $   26,513       3.15%      1.30% to 1.80%     1.68%       to     1.13%
2011        2,368   10.71     to   10.58          25,352       3.81%      1.30% to 1.80%     5.10%       to     4.65%
2010        1,333   10.19(e)  to   10.16(e)       13,578       6.33%      1.30% to 1.80%     1.90%(e)    to     1.60%(e)

ULTRA SERIES HIGH INCOME FUND, CLASS I
2012        2,458 $ 20.54     to  $13.70      $   43,531       8.02%      1.15% to 1.80%     9.90%       to     9.25%
2011        2,885   18.69     to   12.54          46,839       6.64%      1.15% to 1.80%     3.78%       to     3.13%
2010        3,509   18.01     to   11.97          55,510       7.24%      1.15% to 1.80%    10.49%       to     9.82%
2009        4,160   16.30     to   10.90          60,050       7.76%      1.15% to 1.80%    32.74%       to    31.80%
2008        5,210   12.28(c)  to    8.27(c)       57,431       7.30%      1.15% to 1.80%   (15.72%)(c)   to   (16.21%)(c)

ULTRA SERIES HIGH INCOME FUND, CLASS II
2012          467 $ 14.51     to  $13.88      $    6,737       8.38%      1.30% to 1.80%     9.51%       to     9.03%
2011          471   13.25     to   12.73           6,213       7.42%      1.30% to 1.80%     3.43%       to     2.91%
2010          335   12.81     to   12.17           4,281      11.66%      1.30% to 1.80%     9.96%       to     9.54%
2009           99   11.65(d)  to   11.11(d)        1,147      13.51%      1.30% to 1.80%    16.50%(d)    to    11.10%(d)

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                    AS OF DECEMBER 31,                                   FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------   --------------------------------------------------------------
                                                               (1)            (2)                    (3)
          UNITS       UNIT FAIR VALUE         NET ASSETS    INVESTMENT    EXPENSE RATIO          TOTAL RETURN
         (000's)     LOWEST TO HIGHEST          (000's)    INCOME RATIO LOWEST TO HIGHEST      LOWEST TO HIGHEST
--------------------------------------------------------   --------------------------------------------------------------
ULTRA SERIES INTERNATIONAL STOCK FUND, CLASS I(f)
2012        3,016 $ 15.52     to  $ 8.35      $   47,069      1.57%       1.15% to 1.80%    19.85%       to    19.12%
2011        3,730   12.95     to    7.01          48,681      1.73%       1.15% to 1.80%    (8.80%)      to    (9.31%)
2010        4,548   14.20     to    7.86          65,327      2.52%       1.15% to 1.80%     5.89%       to     5.22%
2009        4,046   13.41     to    7.47          55,620      2.06%       1.15% to 1.80%    26.51%       to    25.55%
2008        4,661   10.60     to    5.95          50,771      2.06%       1.15% to 1.80%   (39.36%)      to   (39.72%)

ULTRA SERIES INTERNATIONAL STOCK FUND, CLASS II(f)
2012        1,231 $ 15.01     to  $13.53      $   18,263      1.56%       1.30% to 1.80%    19.41%       to    18.79%
2011        1,239   12.57     to   11.39          15,408      1.84%       1.30% to 1.80%    (9.11%)      to    (9.53%)
2010          964   13.83     to   11.99          13,227      2.17%       1.30% to 1.80%     5.49%       to     4.99%
2009          303   13.11(d)  to   11.42(d)        3,958      4.79%       1.30% to 1.80%    31.10%(d)    to    14.20%(d)

ULTRA SERIES LARGE CAP GROWTH FUND, CLASS I
2012        6,830 $  9.53     to  $ 9.49      $   95,590      0.74%       1.15% to 1.80%     9.92%       to     8.96%
2011        8,209    8.67     to    8.71         103,997      0.23%       1.15% to 1.80%    (2.25%)      to    (2.90%)
2010       10,066    8.87     to    9.01         128,268      0.55%       1.15% to 1.80%    10.88%       to    10.15%
2009       12,137    8.00     to    8.18         139,457      0.71%       1.15% to 1.80%    36.29%       to    35.66%
2008       14,507    5.87     to    6.03         120,188      0.63%       1.15% to 1.80%   (37.88%)      to   (38.41%)

ULTRA SERIES LARGE CAP GROWTH FUND, CLASS II
2012        1,995 $ 14.70     to  $13.88      $   29,101      0.65%       1.30% to 1.80%     9.38%       to     8.86%
2011        2,067   13.44     to   12.75          27,588      0.12%       1.30% to 1.80%    (2.75%)      to    (3.12%)
2010        1,511   13.82     to   12.52          20,779      0.66%       1.30% to 1.80%    10.47%       to     9.92%
2009          480   12.51(d)  to   11.39(d)        5,996      0.78%       1.30% to 1.80%    25.10%(d)    to    13.90%(d)

ULTRA SERIES LARGE CAP VALUE FUND, CLASS I
2012        9,525 $ 10.50     to  $ 8.60      $  141,016      1.98%       1.15% to 1.80%    10.64%       to     9.83%
2011       11,514    9.49     to    7.83         152,850      1.91%       1.15% to 1.80%     6.15%       to     5.38%
2010       14,564    8.94     to    7.51         178,892      1.84%       1.15% to 1.80%     7.07%       to     6.37%
2009       18,072    8.35     to    7.06         206,409      2.24%       1.15% to 1.80%    15.49%       to    14.61%
2008       21,485    7.23     to    6.16         212,810      2.30%       1.15% to 1.80%   (36.75%)(c)   to   (37.08%)(c)

ULTRA SERIES LARGE CAP VALUE FUND, CLASS II
2012          381 $ 15.52     to  $14.67      $    5,882      1.92%       1.30% to 1.80%    10.15%       to     9.48%
2011          407   14.09     to   13.40           5,697      1.94%       1.30% to 1.80%     5.70%       to     5.26%
2010          403   13.33     to   12.27           5,348      2.18%       1.30% to 1.80%     6.64%       to     6.14%
2009          204   12.50(d)  to   11.56(d)        2,549      2.49%       1.30% to 1.80%    25.00%(d)    to    15.60%(d)

ULTRA SERIES MID CAP FUND, CLASS I(f)
2012        5,447 $ 18.69     to  $10.21      $   97,582      0.28%       1.15% to 1.80%    14.87%       to    14.33%
2011        6,949   16.27     to    8.93         108,038      0.18%       1.15% to 1.80%     3.30%       to     2.64%
2010        8,507   15.75     to    8.82         128,952      0.37%       1.15% to 1.80%    18.78%       to    17.91%
2009        6,804   13.26     to    7.47          57,825      0.00%       1.15% to 1.80%    45.60%       to    44.49%
2008        8,454    9.11     to    5.17          48,457      0.08%       1.15% to 1.80%   (47.51%)      to   (47.79%)

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                    AS OF DECEMBER 31,                                   FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------   --------------------------------------------------------------
                                                               (1)            (2)                    (3)
          UNITS       UNIT FAIR VALUE         NET ASSETS    INVESTMENT    EXPENSE RATIO          TOTAL RETURN
         (000's)     LOWEST TO HIGHEST          (000's)    INCOME RATIO LOWEST TO HIGHEST      LOWEST TO HIGHEST
--------------------------------------------------------   --------------------------------------------------------------
ULTRA SERIES MID CAP FUND, CLASS II(f)
2012         816  $ 17.14     to  $16.58      $   13,927      0.16%       1.30% to 1.80%    14.42%       to    13.80%
2011         889    14.98     to   14.57          13,270      0.03%       1.30% to 1.80%     2.88%       to     2.39%
2010         822    14.56     to   13.67          11,938      0.28%       1.30% to 1.80%    18.28%       to    17.74%
2009         140    12.31(d)  to   11.61(d)        1,743      0.00%       1.30% to 1.80%    25.00%(d)    to    17.70%(d)

ULTRA SERIES MODERATE ALLOCATION FUND, CLASS I
2012      15,652  $  9.91     to  $ 9.20      $  160,895      2.85%       1.15% to 1.80%     9.26%       to     8.49%
2011      18,127     9.07     to    8.48         170,653      2.50%       1.15% to 1.80%     0.89%       to     0.24%
2010      20,184     8.99     to    8.60         188,461      2.98%       1.15% to 1.80%     8.97%       to     8.31%
2009      22,205     8.25     to    7.94         190,517      2.30%       1.15% to 1.80%    19.22%       to    18.33%
2008      21,302     6.92     to    6.71         153,120      2.05%       1.15% to 1.80%   (31.08%)      to   (31.46%)

ULTRA SERIES MODERATE ALLOCATION FUND, CLASS II
2012       2,478  $ 13.97     to  $13.39      $   34,571      2.75%       1.30% to 1.80%     8.72%       to     8.25%
2011       2,795    12.85     to   12.37          35,869      2.44%       1.30% to 1.80%     0.47%       to     0.00%
2010       2,481    12.79     to   12.23          31,681      4.08%       1.30% to 1.80%     8.57%       to     7.94%
2009       1,033    11.78(d)  to   11.33(d)       12,149      3.66%       1.30% to 1.80%    17.80%(d)    to    13.30%(d)

ULTRA SERIES MONEY MARKET FUND, CLASS I
2012       3,554  $ 10.74     to  $ 9.31      $   38,481      0.00%       1.15% to 1.80%    (1.11%)      to    (1.69%)
2011       4,585    10.86     to    9.47          50,141      0.00%       1.15% to 1.80%    (1.18%)      to    (1.76%)
2010       5,161    10.99     to    9.65          57,513      0.00%       1.15% to 1.80%    (1.17%)      to    (1.73%)
2009       6,944    11.12     to    9.82          78,848      0.00%       1.15% to 1.80%    (1.07%)      to    (1.80%)
2008      12,081    11.24     to   10.00         140,008      1.65%       1.15% to 1.80%     0.54%       to    (0.10%)

ULTRA SERIES MONEY MARKET FUND, CLASS II
2012     176,267  $  9.50     to  $ 9.91      $    1,676      0.00%       1.30% to 1.80%    (1.25%)      to    (0.90%)
2011     101,720     9.62     to     -               979      0.00%            1.30%        (1.33%)      to        -
2010      59,176     9.75     to    9.95             577      0.00%            1.30%        (1.42%)      to    (0.50)%
2009      18,736     9.89(d)  to     -               185      0.00%            1.30%        (1.10%)(d)   to        -

ULTRA SERIES SMALL CAP FUND, CLASS I(f)
2012         360  $ 12.16     to  $12.73      $    4,389      1.14%       1.15% to 1.80%    14.18%       to    13.36%
2011         437    10.65     to   11.23           4,669      0.35%       1.15% to 1.80%    (0.19%)      to    (0.88%)
2010         508    10.67     to   11.52           5,443      0.75%       1.15% to 1.80%    25.23%       to    24.54%
2009         405     8.52     to    9.25           3,471      0.60%       1.15% to 1.80%    30.08%       to    29.19%
2008         389     6.55     to    7.16           2,571      1.14%       1.15% to 1.80%   (26.40%)      to   (26.86%)

                          CMFG VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                    AS OF DECEMBER 31,                                   FOR THE YEAR ENDED DECEMBER 31,
---------------------------------------------------------   ----------------------------------------------------------
                                                                (1)            (2)                    (3)
          UNITS       UNIT FAIR VALUE          NET ASSETS    INVESTMENT    EXPENSE RATIO          TOTAL RETURN
         (000's)     LOWEST TO HIGHEST           (000's)    INCOME RATIO LOWEST TO HIGHEST      LOWEST TO HIGHEST
---------------------------------------------------------   ----------------------------------------------------------
ULTRA SERIES SMALL CAP FUND, CLASS II(f)
2012          81     $ 18.40     to  $17.96    $   1,486       1.06%       1.30% to 1.80%   13.65%      to   12.96%
2011          87       16.19     to   15.90        1,401       0.26%       1.30% to 1.80%   (0.61%)     to   (1.12%)
2010          85       16.29     to   15.02        1,385       0.68%       1.30% to 1.80%   24.83%      to   24.23%
2009          47       13.05(d)  to   12.09(d)       616       0.37%       1.30% to 1.80%   30.50%(d)   to   20.90%(d)
----------------------------------------------------------------------------------------------------------------------

  (1) The Investment Income Ratio represents dividends received by the subaccount, excluding capital gains distributions, divided by the average net assets for the period indicated. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

  (2) The Expense Ratios represent the annualized contract expenses of the respective contract of the Account, consisting primarily of mortality and expense risk charges, as defined in the Account Charges note. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

  (3) The Total Return represents the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized for periods less than one year. As the total return for each of the periods is presented as a range of lowest to highest percentages based on the product grouping representing the lowest and highest expense ratio amounts, some individual contract total returns are not within the ranges presented.

  (a) This subaccount is only available in the MEMBERS Variable Annuity product that offers one class and expense ratio, therefore a range of lowest to highest is not presented.

  (b) This subaccount is only available in the MEMBERS Variable Annuity III product that offers multiple classes and expense ratios, therefore a range of lowest to highest is presented.

  (c) For the period of May 1, 2008 to December 31, 2008.

  (d) For the period of May 1, 2009 to December 31, 2009.

  (e) For the period of May 1, 2010 to December 31, 2010.

  (f) Effective as of May 1, 2010 the Ultra Series Mid Cap Growth Class I, Ultra Series Small Cap Growth Class I and the Ultra Series Global Securities Class I subaccounts reorganized into the Ultra Series Mid Cap Value Class I, Ultra Series Small Cap Value Class I and the Ultra Series International Stock Class I subaccounts, respectively. Subsequently, the Ultra Series Mid Cap Value and the Ultra Series Small Cap Value subaccounts changed their names to the Ultra Series Mid Cap and the Ultra Series Small Cap subaccounts, respectively. The Ultra Series Mid Cap subaccount's performance prior to May 1, 2010 is based on the accounting predecessor, the Ultra Series Mid Cap Growth subacount. The Ultra Series Small Cap subaccount's performance prior to May 1, 2010 is based on the predecessor, the Ultra Series Small Cap Value subaccount. The Ultra Series Global Cap subaccount's performance prior to May 1, 2010 is based on the predecessor, the Ultra Series International subaccount.

  (g) Effective as of October 26, 2012, the Oppenheimer High Income Fund subaccount reorganized into the Oppenheimer Global Strategic Income Fund subaccount. As the accounting survivor, the information presented above for the Oppenheimer Global Strategic Income Fund is for the period of 10/26/2012 to 12/31/2012. Accordingly, the predecessor's performance and historical data is not included. See Note 1 in the notes to the financial statements for further details.

  (h) Effective July 31,2012, all Contract Value remaining in the Subaccount investing in the Ultra Series Equity Income Fund was transferred automatically to the Subaccount investing in the Ultra Series Money Market Fund.

(8) SUBSEQUENT EVENTS
The Account evaluated subsequent events from December 31, 2012 through February 25, 2013, the date the financial statements were available for issuance. During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements.

CMFG LIFE INSURANCE COMPANY
AND SUBSIDIARIES

CONSOLIDATED FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE
THREE YEARS ENDED DECEMBER 31, 2012
AND INDEPENDENT AUDITORS' REPORT

                                TABLE OF CONTENTS
----------------------------------------------------------------------------------
Independent Auditors' Report ................................................   1
Consolidated Balance Sheets as of December 31, 2012 and 2011 ................   3
Consolidated Statements of Comprehensive Income for the Years
   Ended December 31, 2012, 2011 and 2010 ...................................   5
Consolidated Statements of Stockholder's Equity for the Years
   Ended December 31, 2012, 2011 and 2010 ...................................   7
Consolidated Statements of Cash Flows for the Years Ended
   December 31, 2012, 2011 and 2010 .........................................   8
Notes to the Consolidated Financial Statements
      Note 1--General .......................................................  10
      Note 2--Summary of Significant Accounting Policies ....................  10
      Note 3--Investments, Debt Securities ..................................  26
      Note 3--Investments, Equity Securities ................................  27
      Note 3--Investments, Mortgage Loans ...................................  28
      Note 3--Investments, Real Estate.......................................  31
      Note 3--Investments, Equity in Unconsolidated Affiliates ..............  32
      Note 3--Investments, Limited Partnerships .............................  33
      Note 3--Investments, Short-Term Investments............................  34
      Note 3--Investments, Other Invested Assets.............................  35
      Note 3--Investments, Net Investment Income ............................  35
      Note 3--Investments, Net Realized Investment Losses ...................  37
      Note 3--Investments, Other-Than-Temporary Investment Impairments ......  38
      Note 3--Investments, Net Unrealized Investment Gains ..................  40
      Note 3--Investments, Investment Credit Risk ...........................  44
      Note 3--Investments, Derivative Financial Instruments .................  44
      Note 3--Investments, Embedded Derivatives .............................  49
      Note 3--Investments, Asset Restrictions ...............................  50
      Note 3--Investments, Securities on Deposit/Assets Designated ..........  50
      Note 3--Investments, Securities Lending Agreements ....................  50
      Note 4--Fair Value Measurement ........................................  51
      Note 5--Income Tax ....................................................  63
      Note 6--Reinsurance ...................................................  66
      Note 7--Deferred Policy Acquisition Costs .............................  67
      Note 8--Liability for Claim Reserves ..................................  68
      Note 9--Benefit Plans .................................................  69
      Note 10--Statutory Financial Data and Dividend Restrictions ...........  76
      Note 11--Notes and Interest Payable ...................................  77
      Note 12--Accumulated Other Comprehensive Income .......................  79
      Note 13--Commitments and Contingencies ................................  80
      Note 14--Discontinued Operations ......................................  82
      Note 15--Acquisition of Controlling and Non-controlling Interests .....  85
      Note 16--Subsequent Events ............................................  85

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
CMFG Life Insurance Company
Madison, WI

We have audited the accompanying consolidated financial statements of CMFG Life Insurance Company and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated statements of comprehensive income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2012, and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We did not audit the financial statements of the Company's 50% equity investment in CMG Mortgage Insurance Company and CMG Mortgage Assurance Company (collectively, "CMG"), which are accounted for under the equity method. The Company's equity investment in CMG's net assets was $77 million and $100 million as of December 31, 2012 and 2011, respectively. The Company's equity in the net income (loss) of CMG was ($12) million, ($5) million and ($11) million for the years ended December 31, 2012, 2011 and 2010, respectively. The financial statements of CMG were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts related to CMG obtained from such financial statements and used by the Company to determine its share of equity in net income (loss) of CMG and its carrying value of CMG, is based solely on the report of the other auditors. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

EMPHASIS-OF-MATTER

As discussed in Note 2 to the financial statements, in 2012, the Company adopted new accounting guidance related to the accounting for costs associated with acquiring or renewing insurance contracts. Our opinion is not modified with respect to this matter.

OPINION

In our opinion, based on our audits and the report of the other auditors, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of CMFG Life Insurance Company and its subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in accordance with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
March 11, 2013

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2012 and 2011
(000s omitted)

--------------------------------------------------------------------------------

                                 ASSETS                                      2012             2011
-----------------------------------------------------------------------------------------------------
CASH AND INVESTMENTS
   Debt securities, available for sale, at fair value
     (amortized cost 2012 - $7,715,987; 2011 - $7,364,111)             $   8,514,673    $   7,802,415
   Equity securities, available for sale, at fair value
     (cost 2012 - $41,468; 2011 - $24,910)                                    40,218           22,879
   Mortgage loans, less valuation allowance                                1,160,648          967,274
   Real estate, at cost less accumulated depreciation                         35,857           52,255
   Real estate held-for-sale, at cost less accumulated depreciation           10,608                -
   Policy loans                                                              104,667          104,315
   Equity in unconsolidated affiliates                                        79,099          102,217
   Limited partnerships                                                      604,445          500,395
   Short-term investments                                                      2,004            7,924
   Student loans, at fair value                                               19,751           19,989
   Other invested assets                                                      96,776          109,946
=====================================================================================================
   TOTAL INVESTMENTS                                                      10,668,746        9,689,609

   Cash and cash equivalents                                                 438,615          263,434
-----------------------------------------------------------------------------------------------------

TOTAL CASH AND INVESTMENTS                                                11,107,361        9,953,043

   Accrued investment income                                                 104,318           98,299
   Premiums receivable, net                                                  263,486          259,722
   Reinsurance recoverables                                                  571,481          628,109
   Receivable from the Federal Crop Insurance Corporation                    101,102          219,283
   Net federal income taxes recoverable                                       51,381           28,987
   Deferred policy acquisition costs                                         383,204          399,777
   Office properties, equipment and computer software, at cost less
     accumulated depreciation                                                180,289          161,211
   Net deferred tax asset                                                          -           78,832
   Goodwill, net                                                              63,823           65,603
   Intangible assets, net                                                     37,246           38,638
   Other assets and receivables                                               92,846           93,767
   Assets of discontinued operations                                               -          205,370
   Separate account assets                                                 4,345,841        4,181,210
=====================================================================================================

TOTAL ASSETS                                                           $  17,302,378    $  16,411,851
=====================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to the consolidated financial statements.               3

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets, continued
December 31, 2012 and 2011
(000s omitted)

--------------------------------------------------------------------------------

                    LIABILITIES AND STOCKHOLDER'S EQUITY                   2012             2011
-----------------------------------------------------------------------------------------------------
LIABILITIES
   Policyholder account balances                                       $   5,152,611    $   5,048,155
   Claim and policy benefit reserves - life and health                     2,890,050        2,659,843
   Loss and loss adjustment expense reserves - property and casualty         712,425          770,560
   Unearned premiums                                                         466,811          428,123
   Notes and interest payable                                                264,100          134,183
   Dividends payable to policyholders                                         16,282           15,976
   Reinsurance payable                                                       204,188          236,685
   Net deferred tax liability                                                 75,433                -
   Accrued pension and postretirement benefit liability                      224,376          209,681
   Accounts payable and other liabilities                                    515,106          466,629
   Liabilities of discontinued operations                                          -          163,330
   Separate account liabilities                                            4,345,841        4,181,210
-----------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                         14,867,223       14,314,375
=====================================================================================================

COMMITMENTS AND CONTINGENCIES (NOTE 13)

STOCKHOLDER'S EQUITY
   Common stock, $1 par value, authorized 7,500 shares;
     issued and outstanding 7,500 shares                                       7,500            7,500
   Additional paid in capital                                                 15,000           15,000
   Retained earnings                                                       2,106,972        1,978,370
   Accumulated other comprehensive income, net
     of tax expense (2012 - $211,413; 2011 - $78,996)                        305,683           96,606
-----------------------------------------------------------------------------------------------------

TOTAL STOCKHOLDER'S EQUITY                                                 2,435,155        2,097,476
-----------------------------------------------------------------------------------------------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                             $  17,302,378    $  16,411,851
=====================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to the consolidated financial statements.               4

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income
Years Ended December 31, 2012, 2011 and 2010
(000s omitted)

--------------------------------------------------------------------------------

                                                                         2012          2011          2010
-----------------------------------------------------------------------------------------------------------
REVENUES
  Life and health premiums, net                                     $ 1,292,011   $ 1,215,935   $ 1,227,156
  Contract charges                                                       85,418        89,626        84,816
  Property and casualty premiums, net                                   898,508       905,019       784,807
  Net investment income                                                 523,319       512,228       463,048
  Net realized investment losses
     Total other-than-temporary impairment losses                       (27,076)      (47,505)      (38,991)
     Portion of (gains) losses recognized
        in other comprehensive income                                   (20,116)      (14,828)      (66,331)
                                                                    ---------------------------------------
        Net other-than-temporary impairment losses
          recognized in operations                                      (47,192)      (62,333)     (105,322)
     Sales and other realized investment gains (losses)                  29,650        (3,479)       50,526
                                                                    ---------------------------------------
        Total net realized investment losses                            (17,542)      (65,812)      (54,796)
  Other income                                                          305,720       286,620       271,552
-----------------------------------------------------------------------------------------------------------

TOTAL REVENUES                                                        3,087,434     2,943,616     2,776,583
===========================================================================================================

BENEFITS AND EXPENSES
  Life and health insurance claims and benefits, net                    868,414       802,863       800,258
  Property and casualty insurance loss and loss
     adjustment expenses, net                                           710,847       730,121       579,633
  Interest credited to policyholder account balances                    160,118       172,181       173,440
  Policyholder dividends                                                 30,868        30,074        30,757
  Operating and other expenses                                        1,128,398     1,092,048     1,073,454
-----------------------------------------------------------------------------------------------------------

TOTAL BENEFITS AND EXPENSES                                           2,898,645     2,827,287     2,657,542
===========================================================================================================

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES
  AND EQUITY OF UNCONSOLIDATED AFFILIATES                               188,789       116,329       119,041

  Income tax expense                                                     35,764        27,242        30,786
-----------------------------------------------------------------------------------------------------------

INCOME FROM CONTINUING OPERATIONS BEFORE
  EQUITY OF UNCONSOLIDATED AFFILIATES                                   153,025        89,087        88,255

  Equity (loss) of unconsolidated affiliates, net of tax (benefit)
    (2012 - ($6,663); 2011 - ($2,426); 2010 - ($6,347))                 (12,283)       (4,505)      (11,957)
-----------------------------------------------------------------------------------------------------------

Income from continuing operations                                       140,742        84,582        76,298
-----------------------------------------------------------------------------------------------------------

                                                                                                 (continued)

--------------------------------------------------------------------------------
See accompanying notes to the consolidated financial statements.               5

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income, continued
Years Ended December 31, 2012, 2011 and 2010
(000s omitted)

--------------------------------------------------------------------------------

                                                                                 2012          2011          2010
-------------------------------------------------------------------------------------------------------------------
INCOME FROM CONTINUING OPERATIONS                                            $  140,742    $   84,582    $   76,298

  Gain (loss) from discontinued operations, net of tax expense (benefit)
   (2012 - ($6,054); 2011 - $3,502; 2010 - $6,209) (Note 14)                      9,702        (1,388)       13,805
-------------------------------------------------------------------------------------------------------------------

NET INCOME                                                                      150,444        83,194        90,103

  Less: net income attributable to noncontrolling interests                           -             -           399
-------------------------------------------------------------------------------------------------------------------

NET INCOME ATTRIBUTABLE TO CMFG LIFE INSURANCE COMPANY                          150,444        83,194        89,704
-------------------------------------------------------------------------------------------------------------------

  Foreign currency translation adjustment, net of tax expense (benefit) -
    (2012 - ($293); 2011 - ($1,143); 2010 - $1,361)                                 (35)        1,251        (3,219)
  Change in unrealized gains, net of tax expense -
    (2012 - $143,510; 2011 - $125,929; 2010 - $81,413)                          265,895       236,251       151,072
  Reclassification adjustment for (gains) losses
    included in net income, net of tax expense (benefit) -
    (2012 - ($16,106); 2011 - ($7,792); 2010 - $36,681)                         (29,912)      (14,470)       68,122
  Change in pension liability, net of tax expense (benefit) -
    (2012 - ($8,043); 2011 - ($8,373); 2010 - ($12,875))                        (14,938)      (15,549)      (23,911)
  Change in discontinued operations, net of tax expense (benefit) -
    (2012 - $0; 2011 - ($662); 2010 - ($647))                                         -       (13,485)        2,213
  Reclassification of accumulated other comprehensive income of
    discontinued operations at date of sale                                     (11,933)       10,725             -
-------------------------------------------------------------------------------------------------------------------

OTHER COMPREHENSIVE INCOME                                                      209,077       204,723       194,277
-------------------------------------------------------------------------------------------------------------------

TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE
  TO CMFG LIFE INSURANCE COMPANY                                             $  359,521    $  287,917    $  283,981
===================================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to the consolidated financial statements.               6

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2012, 2011 and 2010
(000s omitted)

--------------------------------------------------------------------------------

                                                                       Accumulated
                                             Additional                   Other                                        Total
                                     Common    Paid in     Retained   Comprehensive                Noncontrolling  Stockholder's
                                     Stock     Capital     Earnings   Income (loss)      Total       Interests         Equity
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2009        $   7,500  $   15,000  $ 1,805,472  $   (302,394) $   1,525,578  $       10,344  $   1,535,922

  Net income                                                  89,704             -         89,704             399         90,103
  Other comprehensive income                                       -       194,277        194,277               -        194,277
  Acquisition of noncontrolling
    interests                                                      -             -              -         (10,743)       (10,743)
--------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2010            7,500      15,000    1,895,176      (108,117)     1,809,559               -      1,809,559

  Net income                                                  83,194             -         83,194               -         83,194
  Other comprehensive income                                       -       204,723        204,723               -        204,723
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011            7,500      15,000    1,978,370        96,606      2,097,476               -      2,097,476

  Net income                                                 150,444             -        150,444               -        150,444
  Other comprehensive income                                       -       209,077        209,077               -        209,077
  Dividends declared                                         (21,842)                     (21,842)                       (21,842)
--------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2012        $   7,500  $   15,000  $ 2,106,972  $    305,683  $   2,435,155  $               $   2,435,155
================================================================================================================================

--------------------------------------------------------------------------------
See accompanying notes to the consolidated financial statements.               7

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years Ended December 31, 2012, 2011 and 2010
(000s omitted)

--------------------------------------------------------------------------------

                                                                        2012            2011            2010
---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM CONTINUING OPERATING ACTIVITIES
  Income from continuing operations                                 $   140,742     $    84,582     $    76,298
     Adjustments to reconcile income to
           net cash provided by continuing operating activities:
        Undistributed losses of
           unconsolidated subsidiaries                                   12,283           4,505          11,957
        Undistributed (earnings) of limited partnerships                (16,390)        (25,837)        (18,544)
        Amortization of deferred policy acquisition costs               290,633         355,196         371,349
        Policy acquisition costs deferred                              (281,223)       (349,146)       (349,649)
        Depreciation of office properties, equipment,
           software and real estate                                      31,483          34,247          35,724
        Amortization of intangible assets                                 1,392           1,182           1,208
        Amortization of bond premium and discount                         3,646          (1,518)          3,764
        Net realized investment losses                                   17,542          65,812          54,796
        Policyholder charges on
           investment-type contracts                                    (24,656)        (26,162)        (26,015)
        Interest credited to policyholder account balances              160,118         172,181         173,440
        Impairment of computer software                                       -           6,197               -
        Impairment of goodwill                                            1,780               -               -
  Changes in other assets and liabilities
     Accrued investment income                                           (6,021)         (3,355)        (14,731)
     Reinsurance recoverables                                            56,629        (368,812)        (28,825)
     Premiums receivable                                                 (3,667)        (24,339)           (271)
     Other assets and receivables                                       119,107          36,523          31,273
     Net deferred tax asset                                              41,860          49,345          35,793
     Insurance reserves                                                 171,630         480,230         225,531
     Unearned premiums                                                   39,737          13,666         (17,500)
     Accrued income taxes                                               (22,443)        (32,982)         15,156
     Accounts payable and other liabilities                             (12,264)         (2,259)        (68,478)
---------------------------------------------------------------------------------------------------------------

NET CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES                    721,918         469,256         512,276
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See accompanying notes to the consolidated financial statements.               8

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows, continued
Years Ended December 31, 2012, 2011 and 2010
(000s omitted)

--------------------------------------------------------------------------------

                                                               2012              2011             2010
---------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES
  Purchases of investments
     Debt securities                                      $  (1,687,631)   $  (2,040,215)   $  (3,264,882)
     Equity securities                                          (22,628)         (41,347)         (65,274)
     Mortgage loans                                            (311,611)        (286,182)        (187,101)
     Real estate                                                 (3,337)          (4,130)          (1,994)
     Short-term investments                                      (1,139)          (7,310)         (82,728)
     Limited partnerships                                      (164,367)        (117,587)        (136,653)
     Other invested assets                                     (321,961)        (432,907)        (353,238)
  Proceeds on sale or maturity of investments
     Debt securities                                          1,393,505        1,721,561        2,481,188
     Equity securities                                            5,591           95,997          167,258
     Mortgage loans                                             118,650          124,823          109,449
     Real estate                                                  5,728                7                -
     Short-term investments                                       7,135              328           85,052
     Limited partnerships                                        76,707           64,889           36,687
     Other invested assets                                      309,135          370,655          404,256
  Purchases of office properties, equipment, and
     computer software, net                                     (49,599)         (38,246)         (26,389)
  Change in policy loans and other, net                            (324)              67            1,501
---------------------------------------------------------------------------------------------------------

NET CASH USED IN INVESTING ACTIVITIES                          (646,146)        (589,597)        (832,868)
---------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account deposits                                 692,556          820,389          834,508
  Policyholder account withdrawals                             (734,772)        (645,401)        (742,613)
  Change in bank overdrafts                                      (9,262)          33,303           (1,238)
  Capital lease payments                                         (8,279)               -                -
  Proceeds from sale-leaseback                                    9,840           30,012                -
  Repurchase of noncontrolling interests                              -                -          (10,743)
  Notes payable - borrowings                                    222,000          140,000          230,000
  Notes payable - repayments                                    (92,133)        (251,911)         (95,177)
---------------------------------------------------------------------------------------------------------

NET CASH PROVIDED BY FINANCING ACTIVITIES                        79,950          126,392          214,737
---------------------------------------------------------------------------------------------------------

CHANGE IN CASH AND CASH EQUIVALENTS                             155,722            6,051         (105,855)
CASH FLOW FROM DISCONTINUED OPERATIONS (NOTE 14)                 19,411           11,554            7,536
EFFECT OF FOREIGN EXCHANGE RATE ON CASH                              48            1,917           (3,947)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR                  263,434          243,912          346,178
---------------------------------------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS AT END OF YEAR                  $     438,615    $     263,434    $     243,912
---------------------------------------------------------------------------------------------------------

SUPPLEMENTAL DISCLOSURE OF CASH INFORMATION
  Cash paid during the year for interest                  $      10,911    $      12,695    $       2,688
  Cash paid (received) during the year for income taxes          13,744            6,985           (3,430)
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See accompanying notes to the consolidated financial statements.               9

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

NOTE 1: GENERAL

NATURE OF BUSINESS

CMFG Life Insurance Company ("CMFG Life" or, with its subsidiaries, the "Company") is a life insurance company organized under the laws of Iowa for the principal purpose of serving the insurance needs of credit unions and their members. Its primary products include group credit life and group credit disability sold to credit unions; retirement plans and group life and disability products for credit union employees; and life, health and annuity policies for credit union members. The Company markets its products for credit union members through face-to-face and direct response distribution systems, while group products are sold primarily by salaried representatives. The Company is also engaged in the business of property and casualty insurance, retail investment brokerage, private mortgage insurance, and other businesses useful to credit unions and their members, retirement plan services, multi-peril crop insurance (through the federal government) and crop hail insurance directly written by the Company.

The Company is licensed to sell insurance in all 50 states and the District of Columbia and most of its revenue and the revenues of its affiliated companies are generated in the United States. It also conducts business in foreign countries through branch offices or subsidiaries. None of these foreign operations and no individual state in the United States represent more than 14%, 15% and 12% of the Company's premiums for the years ended December 31, 2012, 2011 and 2010, respectively.

MUTUAL HOLDING COMPANY

In June 2011, the Board of Directors of CUNA Mutual Insurance Society ("CMIS") approved a plan that converted CMIS from a mutual insurance company structure to a mutual insurance holding company ("MHC") structure. In September 2011 policyholders and the Iowa Insurance Commissioner approved the plan of reorganization. The new MHC structure became effective January 31, 2012.

Under the reorganization plan, the policyholders of CMIS, who were the members and owners of CMIS, became members and owners of a new legal entity: CUNA Mutual Holding Company ("CMHC"). A second new legal entity was also formed, CUNA Mutual Financial Group, Inc. ("CMFG"), to serve as an intermediate holding company to own CMIS and its subsidiary companies. CMIS issued 7,500,000 shares of common stock to CMHC and was renamed CMFG Life Insurance Company. Finally, CMFG authorized and issued 100 shares of common stock, which were issued to CMHC in exchange for the 7,500,000 shares of CMFG Life.

The reorganization to a MHC structure maintains policyholders' rights and positions the Company to better respond to future needs and opportunities while preserving the mutual status and the ability to operate in the long-term best interests of the policyholders. Generally, there were no changes to existing insurance policies and annuity contracts issued by CMIS, and these policies and contracts remain obligations of CMFG Life. Policyholder benefits and rights were not reduced or altered in any way as a result of the reorganization to a MHC structure.

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All intercompany accounts and transactions have been eliminated. Certain classifications have been made to prior periods' financial information to conform to the current period presentation. The consolidated financial statements have been presented as though the Company's structure was in effect on December 31, 2009

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and, in some cases, the difference could be material. Investment valuations, determinations of other-than-temporary impairments, deferral of policy acquisition costs and the related amortization and recoverability, valuation of goodwill and intangible assets, deferred tax asset valuation reserves, insurance liabilities, reinsurance balances and pension and postretirement obligations are most affected by the use of estimates and assumptions.

INVESTMENTS

Investments in debt securities, including bonds and redeemable preferred stocks, and investments in equity securities, including common stocks and non-redeemable preferred stocks, are classified as available for sale and are carried at fair value.

Unrealized gains and losses on investments in debt and equity securities, net of any deferred federal income taxes, are included in accumulated other comprehensive income as a separate component of stockholder's equity unless designated as a hedged item in a fair value hedge.

A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company's holding period of the security. If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related risk. The credit portion of the other-than-temporary impairment ("OTTI") is the difference between the present value of the expected future cash flows and amortized cost. Only the estimated credit loss amount is recognized in earnings, with the remainder of the loss amount recognized in other comprehensive income. If the Company intends to sell, at the time this determination is made, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer's business and industry sector, credit ratings, and the ability of the Company to hold the investment until the fair value has recovered.

An equity security is considered other-than-temporarily impaired, and its recorded value written down to fair value with the OTTI loss being recognized in net realized investment losses, when management expects the cost not to be recoverable. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer's business and industry sector, credit ratings, and the intent and ability of the Company to hold the investment until the fair value has recovered.

Mortgage loans held for investment are generally carried at their aggregate unpaid principal balance, adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. The loan portfolio consists mainly of commercial mortgage loans made to borrowers throughout the United States collateralized by completed properties. We believe all of the loans in the portfolio share three primary credit related risks: borrower creditworthiness; sustainability of the cash flow of the property; and property valuation; therefore, the method for monitoring and assessing credit risk is consistent for the entire portfolio. Mortgage loans are considered to be impaired when management, based on assessments performed on a loan-by-loan basis, finds it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are deemed impaired, a valuation allowance is established. Changes in valuation allowance, if any, are recorded in net realized investment losses.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

Mortgage loans are placed on nonaccrual status if the financial condition of the borrower causes the asset to be maintained on a cash basis, if full payment of principal or interest is not expected or if the principal or interest has been in default for more than 90 days unless the asset is both well secured and in process of collection. A loan is returned to accrual status if it meets the following criteria:

  o None of the principal or accrued interest is past due and repayment of the remaining contractual obligation is expected;

  o   The loan becomes well secured and in the process of collection.

The exceptions to meeting the first criteria are as follows:

  o The loan has been formally restructured and repayment is assured under the modified terms;

  o   The loan is a purchased impaired loan;

  o The borrower is making the contractual principal and interest payments and, while the loan may not be fully current, it is reasonably assured that the loan will be able to become current within a reasonable period and the borrower has shown a sustained period of being able to make the contractual payments.

When a loan is on nonaccrual status and any payments received are applied toward the principal balance, these payments are not reversed when the loan is placed back on accrual status. Generally, there is no immediate income recognition when removing a loan from nonaccrual status.

Investments in real estate are carried at cost net of accumulated depreciation. When events or circumstances indicate the carrying value of real estate may not be recoverable, assets are tested for impairment. Real estate is deemed to be impaired when the carrying value exceeds the sum of the undiscounted cash flows expected to result from the investment. Impaired real estate is written down to estimated fair value with the impairment loss being included in net realized investment losses.

Certain real estate was classified as held-for-sale at December 31, 2012 and is being actively marketed; depreciation was suspended as a result.

Policy loans are reported at their unpaid principal balance.

Equity in unconsolidated affiliates includes investments in companies (principally the Company's 50% interest in CMG Mortgage Insurance Company and CMG Mortgage Assurance Company) in which the Company can exercise significant influence over the operating and financial policies of the investee. Generally, this occurs when the Company's ownership ranges from 20% to 50%. The Company accounts for these investments using the equity method whereby the Company's proportionate share of the net income of these unconsolidated affiliates is reported in the consolidated statement of comprehensive income, net of related income taxes.

Equity in unconsolidated affiliates investments are assessed for impairment annually or whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. An impairment loss may need to be recognized as an equity loss of unconsolidated affiliates to the extent the carrying value of the assets exceeds the fair value of such assets. In 2012, the Company recorded an impairment loss on its equity in unconsolidated affiliates. See Note 3, Investments, Equity in Unconsolidated Affiliates, for details. The estimation of fair values requires assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate and other factors.

Limited partnerships primarily represent interests in partnerships that mainly invest in debt and equity securities of other companies. Investments in limited partnerships are accounted for using the equity method. The portfolios of these limited partnerships frequently include non-investment grade debt and private equity securities of smaller, privately held companies, which are significantly less liquid than publicly traded securities. These investments

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

often require the estimation of fair value by the limited partnership in the absence of readily determinable market values. Changes in value are recognized in net investment income.

Short-term investments include debt securities with maturities less than one year at date of purchase and are reported at amortized cost, which approximates fair value.

Student loans primarily represent loans made through private lending arrangements. The Company elected to carry student loans at fair value, and changes in the fair value are reported in net realized investment losses.

Other invested assets primarily consist of derivatives, investment in common stock of Federal Home Loan Bank ("FHLB"), investments receivable and notes receivable. Derivative financial instruments are accounted for at fair value. See "Derivative Financial Instruments" for a detailed discussion of the Company's derivatives. For certain derivatives, the counterparty requires margin deposits as well as daily cash settlements of margin accounts, and amounts on deposit are included in other invested assets. The FHLB stock is a restricted stock purchased to facilitate borrowing from FHLB and is carried at cost. Investments receivable are carried at cost and represent receivables for investments that have been sold or interest that is due but the cash has not been received. Notes receivable are carried at amortized cost.

Interest income related to mortgage-backed and other structured securities is recognized on an accrual basis using a constant effective yield method, based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and such adjustments are reflected in net investment income. Prepayment assumptions for loan-backed bonds and structured securities are based on industry averages or internal estimates. Interest income related to non-structured securities is recognized on an accrual basis using a constant effective yield method. Discounts and premiums on debt securities are amortized over the estimated lives of the respective securities on an effective yield basis. Dividends are recorded at the ex-dividend date. Investment income is also derived from real estate investments, limited partnerships, student loans, notes receivable and derivative activity. Income from real estate investments, student loans and notes receivable is accounted for on an accrual basis. Income from investments in limited partnership interests accounted for under the equity method of accounting is recognized based on the reported financial results of the entity and the Company's proportionate interest, and is generally recognized on a three-month lag basis as a result of the reporting lag by the limited partnerships.

Realized gains and losses on the sale of investments are determined on a specific identification basis and are recorded on the trade date.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative instruments, such as swaps, options, and futures, to manage exposure to various currency and market risks. All such derivatives are recorded in the consolidated balance sheets at fair value. See Note 3, Investments-Derivative Financial Instruments and Note 4, Fair Value Measurement for additional information on the Company's derivative financial instruments.

The Company issues products that contain embedded derivatives including equity-indexed annuities and guarantees contained in variable annuity policies. Derivatives embedded within non-derivative host contracts must be separated from the host instrument when the embedded derivative is not clearly and closely related to the host instrument. Such embedded derivatives are recorded at fair value, and they are reported as part of policyholder account balances in the consolidated balance sheets.

The Company may designate certain derivatives as fair value hedges, cash flow hedges or hedges of net investments. At inception of the hedge, the Company formally documents the hedging relationship, risk management objective and strategy. In addition, the documentation includes a description of the hedging instrument, hedged transaction, nature of the risk being hedged and methodologies for assessing effectiveness

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

and measuring ineffectiveness. Quarterly, the Company performs procedures to assess the effectiveness of the hedging relationship and the change in fair value associated with any ineffectiveness is recorded in net realized investment losses.

Fair Value Hedges: For instruments that qualify as fair value hedges, the changes in fair value of the hedging instruments are recorded in net realized investment losses. The changes in fair value of the hedged item, attributable to the risk being hedged, are also recorded in net realized investment losses. The difference between the changes in fair value of the hedging instrument and the changes in fair value of the hedged item represents the ineffectiveness in an otherwise effective hedging relationship.

Cash Flow Hedges: The Company designates certain derivative instruments as cash flow hedges when the hedging instrument is highly effective in offsetting the hedged risk of variability in cash flows that could affect net income. The changes in fair value of the swaps attributable to hedged risk are recorded in accumulated other comprehensive income to the extent the hedge is effective, with any ineffectiveness recorded in net realized investment losses. Amounts are reclassified from accumulated other comprehensive income to net investment income when the hedged item is included in earnings.

Hedges of Net Investments: The Company uses certain derivative instruments to hedge a portion of the equity in its consolidated foreign affiliates from the effects of fluctuations in currency exchange rates. When deemed effective, changes in fair value of the instruments are recorded in accumulated other comprehensive income. Any ineffectiveness, in an otherwise effective hedging relationship, is recorded in net realized investment losses.

Non-Hedge Derivatives: Changes in fair value and the income and expenses associated with derivatives not classified as qualified hedges are recorded in net realized investment losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include unrestricted deposits in financial institutions, money market mutual funds, and U.S. Treasury bills with maturities at the date of purchase of 90 days or less.

PREMIUM RECEIVABLE AND REINSURANCE RECOVERABLES

Premium receivables and reinsurance recoverables are generally non interest-bearing and have a 30 to 90 day term. Once individual receivables or recoverables can no longer be collected in the normal course of business and are expected to result in a loss, they are designated as doubtful accounts and an allowance is established for the estimated uncollectible amounts. The allowance for uncollectible receivables is estimated based on a combination of write-off history, aging analysis and any specific, known doubtful accounts. Amounts are written off when they are deemed to be uncollectible.

MUTUAL FUND ALLIANCE

On June 30, 2009, the Company established an alliance, in which the Company has a 30% non-voting equity interest, with an investment management firm for the administration and management of its mutual funds. In 2009, the Company transferred the asset management of these funds to the alliance. The Company may receive additional payments in 2014 through 2016 depending on the level of assets managed by the investment manager and subject to the alliance agreement. Because these payments are contingent upon stock and bond prices and customer actions, the amounts cannot be accurately estimated and will be recognized as revenue when received. In 2012, a contingent payment of $1,772 was recognized as other income. In addition, the Company receives 30% of the advisory fees charged by the alliance on an ongoing basis.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Credit life and disability insurance coverages are issued on either a single or monthly premium basis and revenue is recognized in relation to anticipated benefits to policyholders. Certain group life and health insurance premiums are recognized on a monthly pro rata basis over the time period to which the premiums relate. Property and casualty insurance premiums are generally recognized ratably over the periods to which the premiums relate. Premiums for crop insurance are recorded on the later of the effective date of the contract or when the amount of premiums can be reasonably estimated and are earned on a pro rata basis over the period of risk. Certain property and casualty contracts insure lenders against losses related to loan collateral, and the premium for these policies is recognized over the expected period of exposure, usually two to six years; such premium is recognized on an accelerated basis versus on a pro rata method to reflect the higher loan balance, and therefore exposure to loss, in the early period of the loan term. An unearned premium reserve is established for the unexpired portion of insurance premiums.

The Company has entered into retrospective rating agreements for certain group life, credit life, credit disability, and liability contracts. Retrospective premiums are accrued as an increase or decrease to premium based on premium and claim experience for each qualifying policy and are included as part of the liability for claim and policy benefit reserves or as premium receivables.

Term-life and whole-life insurance premiums are recognized as premium income when due. Policy benefits for these products are recognized in relation to the premiums so as to result in the recognition of profits over the expected lives of the policies and contracts.

Revenue is recognized at the time of issue on immediate annuity and supplemental contracts that subject the Company to mortality or longevity risk (risk that the Company will have to make payments contingent upon the continued survival of an insured or insureds). A deferred profit liability is established for the excess of the gross premium collected over the sum of acquisition expenses incurred plus the initial benefit and maintenance expense reserve established. Deferred profits are included within life and health policy benefit reserves and are recognized over the expected benefit payment period.

Amounts collected on policies not subject to significant mortality or longevity risk, principally group annuity and deferred annuity contracts (investment contracts), are recorded as increases in policyholder account balances. Revenues for investment contracts principally consist of net investment income and contract charges such as expense and surrender charges. Expenses for investment contracts consist of interest credited to contracts, benefits incurred in excess of related policyholder account balances and policy maintenance costs.

Universal life-type policies are insurance contracts with terms that are not fixed or guaranteed. Amounts received as payments for such contracts are credited to policyholder account balances. Revenues from universal life-type policies, which are recorded as contract charges in the accompanying consolidated statements of comprehensive income, consist of fees assessed against policyholder account balances for surrender charges, cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefits incurred in excess of related policyholder account balances.

OTHER INCOME

The Company acts as an investment advisor and administrator for employee benefit plans. Revenues for advisory services are recognized pro rata, based upon contractual rates applied to the market value of each customer's portfolio. Fees received for employee benefit plan recordkeeping and reporting services are recognized as revenue when the service is performed. Administrative fees paid in advance are deferred and recognized over the period of service. The Company sells non-proprietary insurance products and recognizes commission income on the policy effective date, net of an allowance for refunds on estimated cancellations.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

Deferred Costs: The costs of acquiring insurance business that are directly related to the successful acquisition of new and renewal business are deferred to the extent that such costs are expected to be recoverable from future profits. Such costs principally include commissions and sales costs, direct response advertising costs, premium taxes, and certain policy issuance and underwriting costs. The Company pays credit unions for production of new and renewal business sold for the Company. These costs primarily relate to credit life and credit disability policies as well as accidental death and dismemberment and certain term and whole life products sold to credit union members, products of other insurers sold on a brokered basis, and certain investment products. Such costs totaled $226,432, $202,870 and $198,055 for the years ended December 31, 2012, 2011 and 2010, respectively. These costs are also deferred unless the expenses are associated with non-insurance products or brokered business or do not vary with production.

Effective January 1, 2012, the Company retrospectively adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") No. 2010-26 Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts ("ASU No. 2010-26") regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, capitalized costs can only include incremental direct costs of contract acquisition, as well as certain costs directly related to acquisition such as underwriting, policy issuance, and medical and inspection fees, and sales force contract selling. This guidance also specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition related costs are expensed as incurred.

Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance as of January 1, 2010. The Company applied the standard by performing an analysis dating back to 2004. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

The following tables present amounts as previously reported in 2011, the effect of the change due to the retrospective adoption of ASU No. 2010-26, and the adjusted amounts that are reflected in the consolidated balance sheets, consolidated statements of comprehensive income, and consolidated statements of stockholder's equity included herein:

------------------------------------------------------------------------------------------------------------

                                                                    AS OF DECEMBER 31, 2011
                                                  ----------------------------------------------------------
                                                    AS PREVIOUSLY           EFFECT OF          AS CURRENTLY
                                                      REPORTED               CHANGE              REPORTED
------------------------------------------------------------------------------------------------------------
Equity in unconsolidated affiliates               $       104,296       $       (2,079)      $      102,217
Deferred policy acquisition costs                         510,876             (111,099)             399,777
Net deferred tax asset                                     39,960               38,872               78,832
Total assets                                           16,486,157              (74,306)          16,411,851
Claim and policy benefits reserves -
  life and health                                       2,662,515               (2,672)           2,659,843
Total liabilities                                      14,317,047               (2,672)          14,314,375
Retained earnings                                       2,055,181              (76,811)           1,978,370
Accumulated other comprehensive income                     91,429                5,177               96,606
Total stockholder's equity                              2,169,110              (71,634)           2,097,476
Total liabilities and stockholder's equity             16,486,157              (74,306)          16,411,851
============================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

                                                             FOR THE YEAR ENDED DECEMBER 31, 2011
                                                  ----------------------------------------------------------
                                                    AS PREVIOUSLY           EFFECT OF          AS CURRENTLY
                                                      REPORTED               CHANGE              REPORTED
------------------------------------------------------------------------------------------------------------
Operating and other expenses                      $     1,085,116       $        6,932       $    1,092,048
Total benefits and expenses                             2,820,355                6,932            2,827,287
Income tax expense                                         29,668               (2,426)              27,242
Equity (loss) of unconsolidated affiliates,
  net of tax (benefit)                                     (4,605)                 100               (4,505)
Net income                                                 87,600               (4,406)              83,194
Change in unrealized gains,
  net of tax expense                                      235,955                  296              236,251
Total comprehensive income attributable to
  CMFG Life Insurance Company                             292,027               (4,110)             287,917
============================================================================================================

------------------------------------------------------------------------------------------------------------

                                                             FOR THE YEAR ENDED DECEMBER 31, 2010
                                                  ----------------------------------------------------------
                                                    AS PREVIOUSLY           EFFECT OF         AS CURRENTLY
                                                      REPORTED               CHANGE              REPORTED
------------------------------------------------------------------------------------------------------------
Life and health insurance
  claims and benefits                             $       802,930       $       (2,672)      $      800,258
Operating and other expenses                            1,075,199               (1,745)           1,073,454
Total benefits and expenses                             2,661,959               (4,417)           2,657,542
Income tax expense                                         29,240                1,546               30,786
Equity (loss) of unconsolidated affiliates,
  net of tax (benefit)                                    (12,061)                 104              (11,957)
Net income                                                 87,128                2,975               90,103
Change in unrealized gains,
  net of tax expense                                      148,058                3,014              151,072
Total comprehensive income attributable to
  CMFG Life Insurance Company                             277,992                5,989              283,981
============================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

                                                                    AS OF DECEMBER 31, 2010
                                                  ----------------------------------------------------------
                                                    AS PREVIOUSLY           EFFECT OF         AS CURRENTLY
                                                      REPORTED               CHANGE              REPORTED
------------------------------------------------------------------------------------------------------------
Retained earnings                                 $    1,967,581        $       (72,405)     $    1,895,176
Accumulated other comprehensive income (loss)           (112,998)                 4,881            (108,117)
Total stockholder's equity                             1,877,083                (67,524)          1,809,559
============================================================================================================

------------------------------------------------------------------------------------------------------------

                                                                    AS OF DECEMBER 31, 2009
                                                  ----------------------------------------------------------
                                                    AS PREVIOUSLY           EFFECT OF         AS CURRENTLY
                                                      REPORTED               CHANGE              REPORTED
------------------------------------------------------------------------------------------------------------
Retained earnings                                 $    1,880,852        $      (75,380)      $    1,805,472
Accumulated other comprehensive income (loss)           (304,261)                1,867             (302,394)
Total stockholder's equity                             1,609,435               (73,513)           1,535,922
============================================================================================================

Amortization of Costs: Costs deferred on property and casualty insurance products and credit life and credit disability policies are amortized over the term of the related policies in proportion to the premium recognized as earned. For term-life and whole-life insurance products, deferred policy acquisition costs are amortized in proportion to the ratio of the annual premium to the total anticipated premiums generated by the deferred acquisition costs. For investment contracts (primarily deferred annuities) and universal life-type products, deferred policy acquisition costs are amortized principally over the expected contract lives and in any one period in proportion to the relationship of actual gross profits for the period to the present value of all estimated gross profits from mortality, investment, and expense margins. Deferred policy acquisition cost assets for investment contracts and universal life-type products are adjusted for changes in the present value of estimated gross profits. Such adjustments are recorded in the period that the change in the present value of future years' gross profits becomes apparent. An additional adjustment to deferred policy acquisition costs on investment contracts and universal life-type products is made representing the effect on deferred policy acquisition costs that would occur if the unrealized gains and losses on investments related to these contracts were realized; the offset to this adjustment is included in accumulated other comprehensive income. This adjustment is referred to as shadow deferred policy acquisition costs ("shadow DAC"). Deferred policy acquisition costs on participating insurance contracts are amortized over the life of the participating contracts at a constant rate based on the present value of the estimated gross margin expected to be realized.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. The primary assumptions for determining the amount of the estimated gross profits are future investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contract holders, and the effects of future persistency, mortality, expenses, and hedges, if any. Financial market volatility increases the variability and risk of estimating gross profits, which in turn could impact amortization of the deferred policy acquisition costs.

Recoverability and Loss Recognition: Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing on an annual basis or when an event occurs that may indicate an inability to recover the deferred costs. To the extent that future policy premiums and investment income or gross profits are not adequate to cover the estimated anticipated losses and maintenance expenses at the time of policy issue, costs that would otherwise qualify for capitalization are not recoverable and are therefore expensed. Deferred policy acquisition costs are written down to the extent that future policy premiums and investment

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

income or gross profits on in force policies are not adequate to cover the related estimated losses and expenses, Loss recognition in excess of the deferred policy acquisition costs balance is recognized by an increase in premium deficiency reserves.

The Company expensed $690 in 2010 of otherwise deferrable policy acquisition costs related to long term care insurance based on the Company's assessment of the future profitability of those policies. In 2010, the Company recognized additional premium deficiency reserves as a result of the loss recognition test for loan default insurance. As of December 31, 2012 and 2011, these additional loan default insurance reserves were $3,356 and $7,878, respectively.

Internal Replacements: An internal replacement is defined as the modification of product benefits, features, rights or coverage that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider, or by election of a feature or coverage within a contract. When an internal replacement occurs, which results in a substantial change to a policy, unamortized deferred policy acquisition costs, unearned revenues, and deferred sales inducements are expensed on the basis that the change constitutes the issuance of a new policy. Acquisition costs, sales inducements, and unearned revenue associated with the new replacement contract are deferred and amortized over the lifetime of the new contract. An internal replacement that is not a substantial change to the initial policy is accounted for as a continuation of the existing contract and the existing deferred policy acquisition costs, sales inducements and unearned revenue are carried over to the replacement contract.

Sales Inducements: The costs of sales inducements offered on sales to new policyholders are deferred and recorded in other assets and receivables. These costs are primarily related to deferred annuities and are in the form of additional credits to the policyholder's account balance or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts. Deferred sales inducements are amortized over the expected contract life in relation to the present value of estimated gross profits from mortality, investment and expense margins.

OFFICE PROPERTIES, EQUIPMENT AND COMPUTER SOFTWARE

Office properties, equipment and computer software are carried at cost net of accumulated depreciation. Depreciation is determined on a straight-line basis over the estimated useful lives of the assets. The useful life of office equipment and purchased software is generally three to seven years. The useful life of capitalized costs for internally developed software ranges from three to ten years, while the useful life for office properties is generally 20 years. The following table provides a summary of office properties, equipment and computer software.

-------------------------------------------------------------------------------------------------

                                                                        2012            2011
-------------------------------------------------------------------------------------------------
Office properties                                                   $    198,213    $    209,849
Office equipment                                                         149,754         125,732
Computer software                                                        142,206         137,274
-------------------------------------------------------------------------------------------------
Total cost of office properties, equipment and computer software         490,173         472,855
Accumulated depreciation                                                (309,884)       (311,644)
-------------------------------------------------------------------------------------------------

Office properties, equipment and computer
    software at cost less accumulated depreciation                  $    180,289    $    161,211
=================================================================================================

Depreciation expense totaled $28,743, $31,013 and $33,401 in 2012, 2011 and 2010, respectively. The Company recorded $6,197 of impairment expense in 2011 which is included in operating and other expenses, for impaired internally developed software. There were no impairments in 2012 or 2010.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

GOODWILL AND OTHER INTANGIBLES

Goodwill and indefinite-lived intangible assets are not amortized but are subject to an impairment test annually, or whenever events or circumstances indicate the carrying amount may not be recoverable. Finite-lived intangible assets are subject to an impairment test whenever events or circumstances indicate the carrying amount may not be recoverable. Based on the results of impairment tests, no impairment charges were required for the years ended December 31, 2011 or 2010. However, an impairment of $1,780 was recorded for goodwill allocated to the Company's investment in the equity of an unconsolidated affiliate in 2012. See Note 3, Investments, Equity in Unconsolidated Affiliates, for details. Finite-lived intangible assets are amortized over their estimated useful lives, ranging from two to twenty years. Amortization is based on the pattern in which the economic benefits are expected to be realized, when determinable; otherwise, straight line amortization is used.

The following table provides a summary of goodwill and other intangible assets.

-------------------------------------------------------------------------------------------------

                                                                        2012            2011
-------------------------------------------------------------------------------------------------
Balance of goodwill, net, as of January 1                           $     65,603    $     65,603
Impairment of goodwill                                                    (1,780)              -
-------------------------------------------------------------------------------------------------

Goodwill, net                                                       $     63,823    $     65,603
-------------------------------------------------------------------------------------------------

Indefinite-lived intangible asset                                   $     26,000    $     26,000
Definite-lived intangible assets                                          15,556          15,556
Accumulated amortization on intangible assets                             (4,310)         (2,918)
-------------------------------------------------------------------------------------------------

Intangible assets, net                                              $     37,246    $     38,638
-------------------------------------------------------------------------------------------------

The indefinite-lived intangible asset primarily represents the value of an agreement with the Federal Crop Insurance Corporation to market multiperil crop insurance. The agreement is renewable annually, contingent upon the Company's compliance with program regulations. It is the Company's intent and expectation to apply for and receive annual approval to renew the agreement. Renewal costs are not material and are not capitalized.

Other intangible assets amortization expense was $1,392, $1,182 and $1,208 for the years ended December 31, 2012, 2011 and 2010, respectively. The weighted average amortization period of finite-lived assets was 11.9 years in 2012, 2011 and 2010.

The Company has completed a number of transactions whereby it purchased subsidiaries resulting in the addition of goodwill and other intangible assets in prior years. See Note 15 for further descriptions of these transactions.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The following table is a summary of the estimated aggregate amortization expense for intangible assets for the next five years and thereafter.

---------------------------------------------------------------------------------

ESTIMATED AGGREGATE AMORTIZATION EXPENSE
---------------------------------------------------------------------------------
     2013                                                           $      1,629
     2014                                                                  1,544
     2015                                                                  1,444
     2016                                                                  1,390
     2017                                                                  1,374
     Thereafter                                                            3,865
---------------------------------------------------------------------------------

Total estimated amortization expense                                $     11,246
=================================================================================

SEPARATE ACCOUNTS

Separate accounts represent customer accounts related to certain contracts issued by the Company, such as variable annuities and variable life insurance policies, where investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. In some contracts the Company provides certain guarantees. Such guarantees may include a minimum account value upon death, or minimum withdrawal or accumulation benefits. The liabilities for these guarantees are not included in the separate accounts as they are obligations of the Company. See Note 3, Investments--Embedded Derivatives, for further discussion of the guarantees for minimum withdrawal or accumulation benefits. The additional liability held is equal to the current benefit ratio multiplied by the cumulative revenue from the contract's issue date, less cumulative excess death benefits from the issue date, plus interest, and floored at zero. The reserve for minimum death benefit guarantees was $2,042 and $2,925 as of December 31, 2012 and 2011, respectively, and is reported in claim and policy benefit reserves - life and health in the consolidated balance sheets.

Contract holders are able to invest in investment funds managed for their benefit. More than 44% of the separate account assets are invested in unit investment trusts that are registered with the Securities and Exchange Commission. In 2009, the Company entered into an agreement with a third party whereby the third party became the investment advisor, administrator and distributor, as applicable, for these unit investment trusts, and the Company receives a fee based on the investments attributable to the insurance products generated by the Company. This fee income was $8,153, $8,816 and $8,520 in 2012, 2011 and 2010, respectively.

Separate account assets are legally segregated and may only be used to settle separate account liabilities. Separate account assets are carried at fair value, which is based on daily quoted net asset values at which the Company could transact on behalf of the contract holder. Separate account liabilities are equal to the separate account assets and represent contract holders' claims to the related assets. Contract holder deposits to and withdrawals from the separate accounts are recorded directly to the separate account assets and liabilities and are not included in the Company's consolidated statements of comprehensive income.

Charges made by the Company to the contract holders' balances include fees for maintenance, administration, cost of insurance, and surrenders of contracts prior to the contractually specified dates. Such fees are reflected as revenues (contract charges) in the accompanying consolidated statements of comprehensive income when they are assessed to the contract holder by the Company.

POLICYHOLDER ACCOUNT BALANCES

The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies. The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges. Average

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

credited rates ranged from 3.0% to 3.9% in 2012 and 3.0% to 4.0% in 2011. Future minimum guaranteed interest rates during the life of the contracts vary from 1.0% to 4.5%.

INSURANCE RESERVES

Life and health claim and policy benefit reserves consist principally of future policy benefit reserves and reserves for estimates of future payments on incurred claims reported and unreported but not yet paid. Such estimates are developed using actuarial principles and assumptions based on past experience adjusted for current trends. Any change in the probable ultimate liabilities is reflected in net income in the period in which the change is determined. Gross reserves for unpaid claims and adjustment expenses of $327,717 and $334,815 on certain claims, principally those resulting from a disability, are discounted at rates between 0.62% and 0.98% and 0.61% and 0.98% as of December 31, 2012 and 2011, respectively.

For non-participating term-life and whole-life insurance products or participating products for which no policyholder dividends are expected to be paid, future policy benefit reserves are computed using the net level premium method based on assumptions related to estimated future investment yield, mortality, morbidity, withdrawals and expenses, set at issue, and persist until a loss recognition event occurs. For participating term-life and whole-life insurance products, future policy benefit reserves are computed using the net level premium method based on assumptions related to estimated future investment yield, mortality, morbidity, withdrawals, dividends and expenses at the date of policy issuance. Mortality, morbidity and withdrawal assumptions reflect the Company's historical experience and industry standards. Interest rate assumptions range from 2.3% to 8.0% as of December 31, 2012 and 2011. Provisions for adverse deviation have been reflected in the interest assumption and also in the mortality/morbidity assumption where deemed necessary.

For immediate annuities or similar contracts with life contingencies, the reserve is calculated as the present value of future benefits. The mortality rates used are based on standard industry valuation tables, modified for the Company's experience if appropriate, and the interest rates used range from 3.5% to 7.5% as of December 31, 2012 and 2011, set at issue.

Loss and Loss adjustment expense reserves for property and casualty products represent the estimated claim cost and loss adjustment expense necessary to cover the ultimate cost of investigating and settling all losses incurred and unpaid as of the balance sheet date. Similar reserves are also recorded for unpaid life and accident and health benefits. Such reserve estimates are based on individual case estimates for reported losses, estimates for incurred but not reported losses based on past experience and estimated adjustments for ultimate loss expectations based on historical experience patterns and current economic trends and are stated net of estimated salvage and subrogation recoverables of $23,021 and $28,317 at December 31, 2012 and 2011, respectively. Any change in the probable ultimate liabilities, is reflected in net income in the period the change is determined to be necessary; such adjustments generally arise from new information emerging and could potentially be material.

POLICYHOLDER DIVIDENDS

Policyholder dividends are paid on certain policies, primarily individual life insurance. Dividends are approved by the Board of Directors, based on experience of the participating policies, and recorded on an accrual basis. Dividends are paid on policies representing 27.7% of the policy benefit reserves - life and health as of December 31, 2012 and 2011.

REINSURANCE

Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with the accounting for the underlying direct policies that have been ceded and the terms of the reinsurance contracts. Premiums and insurance claims and benefits in the consolidated statements of comprehensive income are reported net of the amounts ceded to other

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

companies under such reinsurance contracts. Ceded insurance reserves and ceded benefits paid are included in reinsurance recoverables. A prepaid reinsurance asset is also recorded for the portion of unearned premiums related to ceded policies. Any contracts that do not sufficiently transfer the risk of loss are recorded using the deposit method of accounting.

Most crop insurance policies are written pursuant to a federal government program, for which the government establishes guidelines, subsidizes a portion of the premium and assumes part of the risk. The Federal Crop Insurance Corporation reinsures a portion of the Company's crop premiums and losses. Participating insurers receive an administrative and operating subsidy from the program based on written premium volume, which partially offsets the cost of selling and servicing the policies. The subsidy is deferred and recognized as a reduction to expense ratably as the related premiums are earned.

BENEFIT PLANS

The Company recognizes costs for its defined benefit pension and postretirement benefit plans on an accrual basis as employees perform services to earn the benefits. Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost and expected return on plan assets. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from changes in prior years' benefit costs due to plan amendments or initiation of new plans, as well as the applicable amortization of actuarial gains or losses arising from experience different than assumed or changes in actuarial assumptions.

The Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that have not been included in net periodic benefit costs are charged, net of income tax, to accumulated other comprehensive income. Each period, changes in funded status are charged, net of income tax, to other comprehensive income.

Calculations of benefit obligations for postretirement medical benefits reflect a reduction for subsidies expected from the federal government pursuant to the Medicare Prescription Drug, Improvement and Modernization Act of 2003. The cost of benefits provided to former or inactive employees after employment, but before retirement, is recognized during an employee's service years if certain requirements are met. Postretirement medical benefits are generally funded on a pay-as-you-go basis.

INCOME TAXES

The Company recognizes taxes payable or refundable and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured by applying the enacted tax rates to the difference between the financial statement and tax basis of assets and liabilities. Deferred income tax assets can be realized through future earnings, including but not limited to the generation of future income, reversal of existing temporary differences and available tax planning strategies. The Company records a valuation allowance for deferred tax assets if it determines it is more likely than not that the asset will not be realized. See Note 5 for further discussion.

The Company is subject to tax-related audits in the normal course of operations. These audits may result in additional tax assets or liabilities. In establishing tax liabilities, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the consolidated financial statements.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

FOREIGN EXCHANGE

The Company's financial statements are impacted by changes in foreign currency exchange rates related to foreign-based subsidiaries and branch operations and investment holdings denominated in foreign currencies.

The accounts of significant foreign-based subsidiaries and branch operations are measured using the local currency as the functional currency. Revenues and expenses of these operations are translated into U.S. dollars at the average exchange rate for the period. Assets and liabilities of these operations are translated at the exchange rate as of the end of the reporting period. The resulting gains or losses from translating foreign currency are included in accumulated other comprehensive income as a separate component of stockholder's equity.

The foreign exchange impacts of investment holdings classified as available for sale are included in accumulated other comprehensive income as a separate component of stockholder's equity. The foreign exchange impacts on all other investment holdings are reflected as transaction gains and losses in operating and other expenses in the Company's consolidated statements of comprehensive income and were $148, ($704) and $620 for the year ended December 31, 2012, 2011 and 2010, respectively.

RECENTLY ADOPTED ACCOUNTING STANDARD UPDATES

FASB ASU No. 2011-05, Presentation of Comprehensive Income ("ASU 2011-05") provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder's equity. The Company elected to early adopt this standard in 2011 and replaced the statement of operations with the statement of comprehensive income and modified the statement of stockholder's equity.

In October 2010, the FASB issued ASU No. 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. See Deferred Policy Acquisition Costs and Sales Inducements within this note for more information.

In December 2010, the FASB issued new guidance regarding goodwill impairment testing, ASU No. 2010-28, When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that a goodwill impairment exists. Adoption of the ASU did not have an impact on the Company's consolidated financial statements.

In April 2011, the FASB issued new guidance regarding accounting for troubled debt restructuring, ASU No. 2011-02, A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring ("ASU 2011-02"). The new guidance was effective in 2012 for nonpublic entities and was applied prospectively. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. Adoption of this new guidance did not have a material impact on the Company's consolidated financial statements and related disclosures.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure requirements in U.S. GAAP and International Financial Reporting Standards ("ASU 2011-04"), which was issued to create a consistent framework for the application of fair value measurement across jurisdictions. The new guidance clarified existing fair value measurement requirements and changed certain fair value measurement principles and disclosure requirements. There are no additional fair value measurements

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

required upon adoption of ASU 2011-04. The amendments became effective in 2012 and did not have a material impact on the Company's consolidated financial statements. The new disclosures are included in Note 4.

ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment, was issued in July 2012 and became effective for fiscal years beginning after September 15, 2012; early adoption is permitted. The amended guidance allows entities to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If the entity cannot reach that conclusion, a quantitative test is required to determine the fair value of the indefinite-lived intangible asset, compare the fair value to the carrying amount, and conclude whether there is an impairment loss. The Company early adopted the new guidance in 2012, which did not have an impact on the consolidated financial statements.

ACCOUNTING STANDARDS UPDATES PENDING ADOPTION

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). The standard requires non-public companies to present information about reclassification adjustments from accumulated other comprehensive income in their annual financial statements in a single note or on the face of the financial statements. This standard is effective for non-public companies for periods beginning after December 15, 2013, with early adoption permitted. The Company is currently evaluating the impact of ASU 2013-02.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), effective in 2013. ASU 2011-11 is intended to increase information disclosed about offsetting assets and liabilities, including financial instruments, derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and lending agreements. The objective is to facilitate comparison between entities that prepare their financial statements on the basis of U.S. GAAP and those that prepare their financial statements on the basis of international financial reporting standards. In January 2013, the FASB issued ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01"), also effective in 2013. ASU 2013-01 is related to ASU 2011-11 and makes it clear that the newly required disclosures are applicable only to certain derivatives, repurchase and reverse repurchase agreements, and securities borrowing and securities lending transactions. The Company is currently evaluating the impact of ASU 2011-11 and ASU 2013-01.

FASB ASU No. 2009-17 ("ASU 2009-17"), Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities, replaced the quantitative-based risk and rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity ("VIE") and which owner is the primary beneficiary and thus must consolidate it. ASU 2009-17 was effective in 2010 and required a more qualitative assessment and also created new disclosure requirements. A related pronouncement, ASU No. 2010-10, Amendments for Certain Investment Funds ("ASU 2010-10"), deferred application of the guidance in ASU 2009-17 for reporting entities with interest in an entity that applies the specialized accounting guidance for investment companies. The Company does not own any entities which it has determined to be VIEs under existing guidance and so ASU 2009-17 had no impact on its consolidated financial statements upon adoption in 2010. The Company does own limited partnerships that qualified for the deferral in ASU 2010-10 and for which the Company must reconsider the accounting when new guidance is issued.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

NOTE 3: INVESTMENTS

DEBT SECURITIES

The amortized cost, gross unrealized gains and losses, and estimated fair values of debt securities at December 31, 2012 are as follows:

-------------------------------------------------------------------------------------------------------

                                             AMORTIZED          GROSS UNREALIZED          ESTIMATED
                                               COST           GAINS          LOSSES       FAIR VALUE
-------------------------------------------------------------------------------------------------------
U.S. government and agencies             $      56,695   $       2,678   $           -   $      59,373
States and political subdivisions              674,380          87,574            (638)        761,316
Foreign government securities                   64,541           1,705            (775)         65,471
Domestic corporate securities                4,043,586         471,409          (5,797)      4,509,198
Mortgage-backed securities
   Residential mortgage-backed                 629,824          48,857          (4,114)        674,567
   Commercial mortgage-backed                  559,984          50,190         (23,039)        587,135
Non-mortgage asset-backed securities
   Collateralized debt obligations              74,551           2,278         (21,433)         55,396
   Other                                       138,746           8,767            (721)        146,792
Foreign corporate securities                 1,473,680         182,275            (530)      1,655,425
-------------------------------------------------------------------------------------------------------

Total debt securities                    $   7,715,987   $     855,733   $     (57,047)  $   8,514,673
=======================================================================================================

The amortized cost, gross unrealized gains and losses, and estimated fair values of debt securities at December 31, 2011 are as follows:

-------------------------------------------------------------------------------------------------------

                                             AMORTIZED          GROSS UNREALIZED          ESTIMATED
                                               COST           GAINS          LOSSES       FAIR VALUE
-------------------------------------------------------------------------------------------------------
U.S. government and agencies             $     106,189   $       6,543   $          (2)  $     112,730
States and political subdivisions              614,885          49,427          (1,861)        662,451
Foreign government securities                   38,514           1,062          (1,713)         37,863
Domestic corporate securities                3,985,514         337,478         (30,140)      4,292,852
Mortgage-backed securities
   Residential mortgage-backed                 765,136          37,913         (13,123)        789,926
   Commercial mortgage-backed                  554,485          31,472         (43,391)        542,566
Non-mortgage asset-backed securities
   Collateralized debt obligations              64,137               -         (32,437)         31,700
   Other                                        64,734           6,701          (2,003)         69,432
Foreign corporate securities                 1,170,517          99,900          (7,522)      1,262,895
-------------------------------------------------------------------------------------------------------

Total debt securities                    $   7,364,111   $     570,496   $    (132,192)  $   7,802,415
=======================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The amortized cost and estimated fair values of investments in debt securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on mortgage-backed and non-mortgage asset-backed securities, such securities have not been displayed in the table below by contractual maturity.

---------------------------------------------------------------------------------

                                                   AMORTIZED        ESTIMATED
                                                     COST           FAIR VALUE
---------------------------------------------------------------------------------
Due in one year or less                        $      144,146     $      147,428
Due after one year through five years               1,245,160          1,372,981
Due after five years through ten years              3,084,659          3,483,494
Due after ten years                                 1,838,917          2,046,880
Mortgage-backed securities:
  Residential mortgage-backed                         629,824            674,567
  Commercial mortgage-backed                          559,984            587,135
Non-mortgage asset-backed securities:
  Collateralized debt obligations                      74,551             55,396
  Other                                               138,746            146,792
---------------------------------------------------------------------------------

Total debt securities                          $    7,715,987     $    8,514,673
=================================================================================

EQUITY SECURITIES

The cost, gross unrealized gains and losses, and estimated fair values of investments in available for sale equity securities at December 31 are as follows:

------------------------------------------------------------------------------------------

                                               GROSS UNREALIZED                ESTIMATED
                         COST               GAINS            LOSSES           FAIR VALUE
------------------------------------------------------------------------------------------
2012                 $    41,468        $     1,608        $    (2,858)       $    40,218
2011                      24,910              1,449             (3,480)            22,879
==========================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

MORTGAGE LOANS

At December 31, 2012, the commercial mortgage loan portfolio had an average remaining life of 6.0 years, with all principal due prior to 2036. The Company limits its concentrations of credit risk by diversifying its mortgage loan portfolio so that loans made in any one major metropolitan area are not greater than 20% of the aggregate mortgage loan portfolio balance. No loan to a single borrower represented more than 2.9% of the aggregate mortgage loan portfolio balance.

The following table provides the current and past due amounts of the mortgage loan portfolio at December 31:

---------------------------------------------------------------------------------

                                                       2012             2011
---------------------------------------------------------------------------------
Current                                           $   1,154,449     $    960,150
60 to 90 days past due                                    1,037              444
Greater than 90 days past due                            11,589           13,444
Valuation allowance on impaired loans                    (6,903)          (7,766)
Unamortized premium                                         476            1,002
---------------------------------------------------------------------------------

Total carrying value                              $   1,160,648     $    967,274
=================================================================================

The Company's mortgage loans are located throughout the United States. The following table identifies states with greater than 5% of the commercial mortgage portfolio at December 31:

---------------------------------------------------------------------------------

                                                           2012             2011
---------------------------------------------------------------------------------
California                                                 18.0%            16.0%
Ohio                                                        7.1              6.7
Texas                                                       6.9              8.8
Georgia                                                     6.2              6.0
Illinois                                                    5.7              6.6
Wisconsin                                                   5.6                *
New Jersey                                                    *              6.0
Kansas                                                        *              5.2
=================================================================================

* Amount was less than 5%.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

---------------------------------------------------------------------------------

                                                          2012             2011
---------------------------------------------------------------------------------
Industrial                                                34.3%            36.1%
Retail                                                    27.7             25.8
Office                                                    22.6             21.3
Multi-family                                              11.9             11.6
Other                                                      3.5              5.2
---------------------------------------------------------------------------------

 Total                                                   100.0%           100.0%
=================================================================================

The Company had mortgage loan restructures in 2012, 2011 and 2010 that were considered troubled debt restructurings. These restructurings included changes to interest rates, extending payment terms and suspension of principal payments. The terms of the restructures in 2012, 2011, and 2010 resulted in charges to earnings of $833, $4,658, and $1,567, respectively, which was included in net realized investment losses. The amount of the pre-restructuring contractual loan balances at December 31, 2012, 2011, and 2010 was $16,561, $24,011, and $12,825,
respectively; of these, the balance of defaulted loans at December 31, 2012 and 2011 was $4,700 and $7,169, respectively. The Company has no commitments at December 31, 2012 or 2011 to lend additional funds to mortgagors whose existing mortgage terms have been restructured in a troubled debt restructuring.

Valuation allowances are maintained at a level that is adequate to absorb estimated probable credit losses of each specific loan. Management performs a periodic evaluation of the adequacy of the allowance for losses based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors. Trends in market vacancy and rental rates are incorporated into the analysis of monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, a review of each loan in our commercial mortgage loan portfolio is performed on a quarterly basis to identify emerging risks. A valuation allowance is established or adjusted for specific loans as warranted based on this analysis. Our process for determining past due or delinquency status begins when a payment date is missed. The Company places loans on nonaccrual status when it is probable that income is uncollectible. Income received after a loan is put on nonaccrual status is recognized on a cash basis. As of December 31, 2012 and 2011, mortgage loans in nonaccrual status totaled $810 and $3,194, respectively. Mortgage loans deemed uncollectible are written off against the allowance for losses. The allowance is also adjusted for any subsequent recoveries.

The Company measures and assesses the credit quality of mortgage loans by using loan to value and debt service coverage ratios. The loan to value ratio compares the principal amount of the loan to the fair value of the underlying property collateralizing the loan and is commonly expressed as a percentage. Loan to value ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower loan to value ratio generally indicates a higher quality loan. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments. Therefore, a higher debt service coverage ratio generally indicates a higher quality loan. The loan to value and debt service coverage ratios were updated as of December 31, 2012 and 2011.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

Information concerning impaired mortgage loans with specific valuation allowances including those which met the criteria for a troubled debt restructuring, is as follows as of and for the years ended December 31:

-----------------------------------------------------------------------------------

                                                            2012           2011
-----------------------------------------------------------------------------------
Number of impaired loans                                         10             10

Principal balance of impaired loans                     $    35,779    $    34,770
Valuation allowance on impaired loans                         6,903          7,766
Carrying value of impaired loans                             28,876         27,004
Average carrying value of impaired loans                     29,103         29,163
Interest income recognized on impaired loans                  2,240          1,498
Amount of interest collected on impaired loans                1,126            986
===================================================================================

A rollforward of the valuation allowance for the years ended December 31 is as follows:

-----------------------------------------------------------------------------------

                                                            2012           2011
-----------------------------------------------------------------------------------
Beginning balance                                       $     7,766    $     3,359
Provision                                                       985          4,767
Other                                                        (1,848)          (360)
-----------------------------------------------------------------------------------

Ending balance                                          $     6,903    $     7,766
===================================================================================

Loan to value and debt service coverage ratios are used as credit quality indicators for mortgage loans, which were as follows at December 31, 2012:

-----------------------------------------------------------------------------------

                                                                        AVERAGE
                                                   PRINCIPAL          DEBT SERVICE
                     LOAN TO VALUE                   AMOUNT         COVERAGE RATIO
-----------------------------------------------------------------------------------
Less than 65%                                    $    726,972                 1.91
65% to 74%                                            220,064                 1.37
75% to 100%                                           184,631                 1.23
Greater than 100%                                      28,981                 0.67
-----------------------------------------------------------------------------------

Total mortgage loans                             $  1,160,648                 1.67
===================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

Loan to value and debt service coverage ratios are used as credit quality indicators for mortgage loans, which were as follows at December 31, 2011:

----------------------------------------------------------------------------------

                                                                      AVERAGE
                                                    PRINCIPAL        DEBT SERVICE
                     LOAN TO VALUE                    AMOUNT        COVERAGE RATIO
----------------------------------------------------------------------------------
Less than 65%                                     $   505,825                1.86
65% to 74%                                            215,051                1.34
75% to 100%                                           200,861                1.24
Greater than 100%                                      45,537                0.81
----------------------------------------------------------------------------------

Total mortgage loans                              $   967,274                1.60
==================================================================================

REAL ESTATE

Real estate investments consisted of the following at December 31:

----------------------------------------------------------------------------------

                                                          2012           2011
----------------------------------------------------------------------------------
Real estate                                           $    50,185     $    94,053
Accumulated depreciation                                  (14,328)        (41,798)
----------------------------------------------------------------------------------

Net real estate held for the production of income     $    35,857     $    52,255
----------------------------------------------------------------------------------

Real estate held-for-sale                             $    27,264     $         -
Accumulated depreciation                                  (16,656)              -
----------------------------------------------------------------------------------

Net real estate held-for-sale                         $    10,608     $         -
----------------------------------------------------------------------------------

Depreciation expense on investments in real estate, which is netted against rental income and included in net investment income, totaled $2,740, $3,234 and $2,323 for the years ended December 31, 2012, 2011 and 2010, respectively.

In 2012 and 2011, the Company acquired real estate owned properties with a fair value of $2,490 and $1,946 which had previously been collateral for mortgage loans. These transactions involved either foreclosure or deed in lieu of foreclosure, and accordingly, involved no cash payments and are not included in the consolidated statements of cash flows. The Company recorded an impairment loss of $417 in 2012 on a property which had previously been collateral for mortgage loans. There were no impairments required to be recognized on real estate in 2011 or 2010.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

Real estate investments were categorized as follows at December 31:

-------------------------------------------------------------------------------------------------------

                                                             2012                         2011
                                                 ------------------------------------------------------
                                                     AMOUNT       PERCENT         AMOUNT       PERCENT
-------------------------------------------------------------------------------------------------------
Real estate held for the production of income
  Office                                          $    16,510       46.0%       $    32,144       61.5%
  Land                                                  3,766       10.5              3,765        7.2
  Retail                                                2,043        5.7              2,199        4.2
  Industrial                                           13,538       37.8             13,855       26.5
  Other                                                     -          -                292        0.6
-------------------------------------------------------------------------------------------------------

Total real estate investments                     $    35,857      100.0%       $    52,255      100.0%
=======================================================================================================

Real estate held-for-sale
 Office                                           $    10,608      100.0%       $         -          -%
-------------------------------------------------------------------------------------------------------

Total real estate investments                     $    10,608      100.0%       $         -          -%
=======================================================================================================

EQUITY IN UNCONSOLIDATED AFFILIATES

Equity in Unconsolidated Affiliates includes the Company's 50% investment interest in CMG Mortgage Insurance Company ("CMG MI") and CMG Mortgage Assurance Company ("CMGA") along with investments in other less significant affiliates.

CMG MI is a 50/50 corporate joint venture with PMI Mortgage Insurance Co. ("PMI"), and was formed in 1994 to offer residential mortgage guaranty insurance for loans originated by credit unions. CMGA is an affiliated entity, also jointly-owned 50/50 with PMI, which began offering insurance policies on second mortgages for loans originated by credit unions in 2001 until 2008, when the existing portfolio was put into runoff. CMGA is also the parent company of CMG Mortgage Reinsurance Company ("CMG Re"), a provider of reinsurance coverage in excess of 25% of the insured loan on policies issued by CMG MI after July 1, 1999.

The Company and PMI both provide services to CMG MI, CMGA and CMG Re in accordance with various service agreements. The Company primarily provides investment management, marketing, and administrative services, and PMI primarily provides underwriting, claims, actuarial, management, I/T, and accounting services.

On September 30, 2010, CMG Re issued two surplus notes to the Company and PMI for $5,000 each. The notes are due September 30, 2020 and bear interest at a rate of 6.25% per annum in arrears on September 30 each year until 2015 and thereafter 9.0% per annum until maturity.

The Company is party to a capital support agreement revised in 2010 whereby PMI and the Company agreed to contribute up to $37,650 each, subject to certain limitations, so as to maintain the statutory risk-to-capital ratio of CMG MI at or below 23 to 1. See Note 13, Commitments and Contingencies, for further description of this arrangement.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The carrying value, ownership percentage and summarized financial information of significant unconsolidated affiliates for the years ended and at December 31 are set forth in the table below:

-------------------------------------------------------------------------------------------------------------

          NAME OF AFFILIATE               CUNA MUTUAL                     CUNA MUTUAL SHARE OF NET
          AND THE COMPANY'S             CARRYING VALUE                    INCOME (LOSS), AFTER TAX
        OWNERSHIP PERCENTAGE          2012           2011           2012            2011            2010
-------------------------------------------------------------------------------------------------------------
CMG Mortgage Insurance
   Company (50%)                  $     72,981   $     93,474   $    (10,679)   $     (3,300)   $     (8,847)
CMG Mortgage Assurance
   Company (50%)                         4,019          6,697         (1,668)         (1,209)         (2,388)
All other affiliates (various
   ownership percentages)                2,099          2,046             64               4            (722)
-------------------------------------------------------------------------------------------------------------
Total                             $     79,099   $    102,217   $    (12,283)   $     (4,505)   $    (11,957)
=============================================================================================================

The total assets and liabilities for significant unconsolidated affiliates at December 31, 2012 and 2011 are set forth in the table below:

-------------------------------------------------------------------------------------------------------------

                                                       ASSETS       LIABILITIES      ASSETS       LIABILITIES
                                                        2012            2012          2011            2011
-------------------------------------------------------------------------------------------------------------
CMG Mortgage Insurance Company                      $    341,970   $    161,868   $    374,561   $    183,438
CMG Mortgage Assurance Company                            38,268         28,350         44,866         31,464
-------------------------------------------------------------------------------------------------------------

PMI's parent company, The PMI Group, Inc., filed for chapter 11 bankruptcy protection in November 2011. In March of 2012, the Arizona Department of Insurance placed PMI under receivership due to failure to maintain regulatory capital requirements. Given these developments, in September 2012, the Company signed a joint marketing agreement with the Arizona Department of Insurance to actively market CMG MI and CMGA for sale. The Company performed its annual impairment analysis for these equity method investments as of December 31, 2012 and recorded an other-than-temporary impairment charge of $18,010. The Company measured the amount of the impairment by which the carrying value of its investment exceeded its estimated fair value based on a probabilistic weighting of fair value associated with multiple potential future scenarios associated with the business using a combination of the market and income valuation approaches. The impairment loss is included in Equity of unconsolidated affiliates, net of tax, within the Company's consolidated statements of comprehensive income. In addition, a goodwill impairment charge of $1,780 has also been recognized in operating and other expense, representing the portion of goodwill allocated to the Company's investment in CMG MI and CMGA.

LIMITED PARTNERSHIPS

The Company accounts for its investments in limited partnerships using the equity method. Accordingly, the Company's investments in these limited partnerships are carried at cost plus or minus the Company's equity in the undistributed earnings or losses as reported by the partnerships. As a result of delays in the reporting of

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

results by the partnerships, the Company generally records its equity interests on a three month lag basis, which means the partnership results for the fourth quarter are not recorded until the first quarter of the following year.

The cost and carrying values of limited partnerships by type were as follows at December 31:

------------------------------------------------------------------------------------------------

                                                2012                           2011
                                         COST      CARRYING VALUE       COST      CARRYING VALUE
------------------------------------------------------------------------------------------------
Energy                               $     88,690   $    112,345    $     59,972   $     57,983
Mezzanine                                 217,961        208,291         184,037        177,988
Private equity                            236,219        237,411         212,798        220,172
Real estate                                54,218         46,398          75,620         44,252
-----------------------------------------------------------------------------------------------
Total limited partnerships           $    597,088   $    604,445    $    532,427   $    500,395
===============================================================================================

The Company funded additional investments in limited partnerships of $164,367 in 2012 and $117,587 in 2011. See Note 13 for information regarding the Company's funding commitments to limited partnerships.

The limited partnerships owned were designed to be liquidated after full funding, generally eight to twelve years, at the discretion of the general partners, and investors do not have the option to redeem their interests. For the Company's investments in limited partnerships the majority of liquidations are expected to occur between 2013 and 2022.

Energy limited partnerships invest in companies that primarily engage in the exploration, production, transportation and service industries in the oil, natural gas, metals and mining industries. Mezzanine limited partnerships invest in debt or debt like instruments but may also include an equity component. Mezzanine limited partnerships tend to generate steady interest payments. Private equity limited partnerships make direct investments in companies with the intent of improving the financial results over a period of time to allow for positive returns upon a liquidity event. Real estate limited partnerships are private equity funds that primarily invest in commercial, hospitality, office, and multi-family real estate.

SHORT-TERM INVESTMENTS

Short-term investments at amortized cost, which approximates fair value as of December 31, are as follows:

------------------------------------------------------------------------------

                                                       2012           2011
------------------------------------------------------------------------------
Foreign government securities                      $          -   $      6,140
Domestic corporate securities                                 -            763
Certificates of deposit                                     988          1,021
Foreign corporate securities                              1,016              -
------------------------------------------------------------------------------
Total short-term investments                       $      2,004   $      7,924
==============================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

OTHER INVESTED ASSETS

Other invested assets as of December 31 are as follows:

-------------------------------------------------------------------------------------------

                                                                    2012           2011
-------------------------------------------------------------------------------------------
Derivative financial instruments                                $     42,674   $     37,430
Margin deposits                                                       30,147         30,625
Investments receivable                                                 3,106         21,774
Investment in Federal Home Loan Bank restricted stock                 17,340         11,902
Notes receivable                                                       3,455          8,205
Other                                                                     54             10
-------------------------------------------------------------------------------------------
Total other invested assets                                     $     96,776   $    109,946
===========================================================================================

NET INVESTMENT INCOME

Sources of net investment income for the years ended December 31 are summarized as follows:

--------------------------------------------------------------------------------------------

                                                     2012           2011           2010
--------------------------------------------------------------------------------------------
Debt securities, available for sale              $    398,193   $    392,131   $    376,892
Equity securities, available for sale                   1,048            293          2,037
Mortgage loans                                         60,763         53,747         47,964
Real estate                                            10,340         11,272         10,496
Policy loans                                            6,891          6,876          6,843
Limited partnerships
   Equity in change in fair value                      33,266         32,939         12,685
   Equity in other income                              39,373         37,577         25,664
Derivative financial instruments                          296            387            929
Short-term investments and other                        3,187          5,690          5,497
--------------------------------------------------------------------------------------------
Total gross investment income                         553,357        540,912        489,007
   Less: Investment expenses                          (30,038)       (28,684)       (25,959)
--------------------------------------------------------------------------------------------
Net investment income                            $    523,319   $    512,228   $    463,048
============================================================================================

Limited partnerships generally carry their investments at fair value. Changes in fair value are a component of the results of operations reported by the partnerships and are therefore included in the Company's recorded share of income. This accounting policy contributes to potentially significant fluctuations in the operating results of the Company's interests in limited partnerships. In addition, determinations of the fair value of such investments by the limited partnerships are highly judgmental given the nature of the investments held by these limited partnerships, and the fact that observable market data is frequently not available. Accordingly, the values assigned are subject to risks of variability.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The Company's equity in the change in fair value of its limited partnerships for each of the past three years, by partnership type is summarized below:

--------------------------------------------------------------------------------------------

                                                     2012           2011           2010
--------------------------------------------------------------------------------------------
Energy                                           $     25,644   $      3,017   $        (42)
Mezzanine                                              (3,621)        (2,790)         5,443
Private equity                                         (6,182)        22,166          9,591
Real estate                                            17,425         10,546         (2,307)
--------------------------------------------------------------------------------------------
Total change in equity in fair value             $     33,266   $     32,939   $     12,685
============================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

NET REALIZED INVESTMENT LOSSES

Net realized investment losses for the years ended December 31 are summarized as follows:

---------------------------------------------------------------------------------------------

                                                     2012           2011           2010
---------------------------------------------------------------------------------------------
Debt securities
   Gross gains on sales                          $     58,428   $     51,719   $      77,041
   Gross losses on sales                               (4,875)       (11,128)        (22,511)
   Other                                               (4,092)        26,713           8,934
   Other-than-temporary impairment losses             (44,013)       (51,465)        (98,901)
Equity securities
   Gross gains on sales                                   249          3,764          10,563
   Gross losses on sales                                  (48)        (1,063)         (6,804)
   Other                                                1,146         (2,580)          1,802
   Other-than-temporary impairment losses              (1,805)        (6,101)           (825)
Mortgage loans
   Gross losses on sales                                    -            (51)              -
   Other                                                    -              -           2,279
   Other-than-temporary impairment losses                (957)        (4,767)         (5,596)
Real estate
   Gross gains on sales                                   964              -          (5,001)
   Other-than-temporary impairment losses                (417)             -               -
Derivative financial instruments                       (9,637)       (41,191)          4,018
Derivative financial instruments - embedded           (12,018)       (30,509)        (20,283)
Student loans receivable                                 (537)         1,485             (96)
Other                                                      70           (638)            584
---------------------------------------------------------------------------------------------
Net realized investment losses                   $    (17,542)  $    (65,812)  $     (54,796)
=============================================================================================

Proceeds from the sale of debt securities were $822,813, $1,125,142 and $1,821,819 in 2012, 2011 and 2010, respectively. Proceeds from the sale of equity securities were $2,945, $96,280 and $167,258 in 2012, 2011 and 2010, respectively.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

OTHER-THAN-TEMPORARY INVESTMENT IMPAIRMENTS

Investment securities are reviewed for OTTI on an ongoing basis. The Company creates a watchlist of securities based largely on the fair value of an investment security relative to its cost basis. When the fair value drops below the Company's cost, the Company monitors the security for OTTI impairment. The determination of OTTI requires significant judgment on the part of the Company and depends on several factors, including, but not limited to:

   o   The existence of any plans to sell the investment security.

   o   The extent to which fair value is less than book value.

   o The underlying reason for the decline in fair value (credit concerns, interest rates, etc.).

   o The financial condition and near term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions.

   o The Company's intent and ability to retain the investment for a period of time sufficient to allow for an anticipated recovery in fair value.

   o The Company's ability to recover all amounts due according to the contractual terms of the agreements.

   o The Company's collateral position, in the case of bankruptcy or restructuring.

A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company's holding period of the security. If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related risk. The credit portion of the OTTI is the difference between the present value of the expected future cash flows and amortized cost. Only the estimated credit loss amount is recognized in earnings, with the remainder of the loss amount recognized in other comprehensive income. If the Company intends to sell, at the time this determination is made, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer's business and industry sector, credit ratings, and the ability of the Company to hold the investment until the fair value has recovered.

For securitized debt securities, the Company considers factors including, but not limited to, commercial and residential property changes in value that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral.

For certain securitized financial assets with contractual cash flows, the Company is required to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an OTTI charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows involves judgment and includes both quantitative and qualitative factors. Such determinations incorporate various information and assessments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

A rollforward of the amount of the credit component of OTTI related to debt securities recognized in net income is presented in the following table:

-------------------------------------------------------------------------------------------------------------

                                                                     2012           2011           2010
-------------------------------------------------------------------------------------------------------------
Beginning balance of credit losses on debt securities
   at January 1                                                  $   (156,630)  $   (362,361)  $    (392,726)

Additions for credit impairments recognized on
   Securities not previously impaired                                 (21,633)       (27,488)        (26,934)
   Securities previously impaired                                     (22,380)       (23,841)        (71,967)
Reductions for credit impairments previously recognized
   Securities that matured or were sold during the period             105,975        257,060         129,266
   Securities due to an increase in expected cash flows                14,399              -               -
-------------------------------------------------------------------------------------------------------------
Ending balance at December 31                                    $    (80,269)  $   (156,630)  $    (362,361)
=============================================================================================================

The majority of the Company's charges for OTTI have been attributable to residential mortgage-backed securities and, to a lesser extent, commercial mortgage-backed securities and non-mortgage asset-backed securities. The significant provision for these losses over the past three years is primarily due to adverse economic conditions impacting the downward trends in the general economy and financial markets, which have negatively affected the values of financial investments, including residential real estate values.

For those equity securities with a decline in the fair value deemed to be other-than-temporary, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the amount of the estimated impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading.

Management believes it has made an appropriate provision for other-than-temporarily impaired securities owned at December 31, 2012. As a result of the subjective nature of these estimates, however, additional provisions may subsequently be determined to be necessary as new facts emerge and a greater understanding of economic trends develops. Consistent with the Company's past practices, additional OTTI will be recorded as appropriate and as determined by the Company's regular monitoring procedures of additional facts. In light of the variables involved, such additional OTTI could be significant.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The following table identifies the Company's net OTTI by type of investment as of December 31:

---------------------------------------------------------------------------------------------

                                                     2012           2011           2010
---------------------------------------------------------------------------------------------
Domestic corporate securities                    $    (26,409)  $     (7,595)  $      (5,458)
Foreign government securities                               -           (123)              -
Mortgage-backed securities
   Residential mortgage-backed -
      Prime                                            (1,830)          (928)         (3,303)
      Alt-A                                            (3,987)       (12,551)        (18,183)
      Sub-prime                                        (2,091)       (11,621)        (13,843)
      Other                                                 -           (319)            (94)
Commercial mortgage-backed                             (7,019)       (14,387)        (30,018)
Non-mortgage asset-backed securities
   Collateralized debt obligations                     (2,677)        (3,941)        (28,002)
---------------------------------------------------------------------------------------------
Total debt securities                                 (44,013)       (51,465)        (98,901)

Equity securities                                      (1,805)        (6,101)           (825)
Mortgage loans                                           (957)        (4,767)         (5,596)
Real estate                                              (417)             -               -
---------------------------------------------------------------------------------------------
Net OTTI recognized in operations                $    (47,192)  $    (62,333)  $    (105,322)
=============================================================================================

NET UNREALIZED INVESTMENT GAINS

The components of net unrealized investment gains included in accumulated other comprehensive income at December 31 were as follows:

---------------------------------------------------------------------------------------------

                                                     2012           2011           2010
---------------------------------------------------------------------------------------------
Debt securities                                  $    798,686   $    438,304   $      76,012
Equity securities                                      (1,250)        (2,031)         (3,584)
Derivatives                                             5,133          9,262          10,090
Deferred policy acquisition cost adjustments          (48,310)       (42,216)         (9,321)
Deferred income taxes                                (270,553)      (143,649)        (19,558)
Other, including noncontrolling interests               6,572         (5,375)        (21,125)
---------------------------------------------------------------------------------------------
Net unrealized investment gains                  $    490,278   $    254,295   $      32,514
=============================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

Information regarding the Company's available for sale debt and equity securities with unrealized losses at December 31, 2012 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

------------------------------------------------------------------------------------------------------------------

                                  MONTHS IN UNREALIZED LOSS POSITION
                          -------------------------------------------------
                                 LESS THAN                   TWELVE
                               TWELVE MONTHS           MONTHS OR GREATER               TOTAL
------------------------------------------------------------------------------------------------------------------
                                                                                                        UNREALIZED
                                       UNREALIZED                UNREALIZED                UNREALIZED      OTTI
                          FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS        LOSSES
------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES
U.S. government
   and agencies            $   4,183    $       -    $       -    $       -    $   4,183    $       -    $       -
States and political
   subdivisions               20,080          638            -            -       20,080          638            -
Foreign government
   securities                 19,481          775            -            -       19,481          775            -
Domestic corporate
   securities                141,501        4,604       20,841        1,193      162,342        5,797            -
Mortgage-backed
   securities
      Residential
         mortgage-backed           -            -       20,035        4,114       20,035        4,114        4,114
      Commercial
         mortgage-backed           -            -       34,348       23,039       34,348       23,039       12,198
Asset backed non-
   mortgage-backed
   securities
      Collateralized debt
         obligations           4,968           32       26,604       21,401       31,572       21,433       13,259
      Other                   18,365           85       12,164          636       30,529          721            -
Foreign corporate
   securities                 24,336          462       16,163           68       40,499          530            -
------------------------------------------------------------------------------------------------------------------
Total of debt securities   $ 232,914    $   6,596    $ 130,155    $  50,451    $ 363,069    $  57,047    $  29,571
==================================================================================================================
Equity securities          $   6,839    $     233    $   2,817    $   2,625    $   9,656    $   2,858    $       -
------------------------------------------------------------------------------------------------------------------
Total                      $ 239,753    $   6,829    $ 132,972    $  53,076    $ 372,725    $  59,905    $  29,571
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

At December 31, 2012, the Company owned 103 debt securities with a fair value of $363,069 in an unrealized investment loss position. Of these, 41, with a fair value of $130,155, have been in an unrealized loss position for twelve or more months. The $50,451 unrealized loss for debt securities with a loss period twelve months or greater represents a 27.9% price impairment. The price impairment on the remaining 62 debt securities is 2.8%. The total fair value of debt securities with unrealized losses at December 31, 2012 and which are rated "investment grade," is $287,738 or 79.3% of the total fair value of all debt securities with unrealized losses at December 31, 2012. For these purposes "investment grade" is defined by the Company to be securities rated BBB or greater.

At December 31, 2012, the Company owned 11 equity securities with a fair value of $9,656 in an unrealized loss position. Of these, three have been in an unrealized loss position for more than 12 months. The aggregate severity of unrealized losses for these securities is 48.2% of cost.

The Company has performed forward-looking stress scenarios on its commercial mortgage-backed securities and collateralized debt obligations portfolios. As of December 31, 2012, based on these analyses, the Company concluded no additional impairments were required on these holdings.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

Information regarding the Company's available for sale debt and equity securities with unrealized losses at December 31, 2011 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

------------------------------------------------------------------------------------------------------------------

                                  MONTHS IN UNREALIZED LOSS POSITION
                          -------------------------------------------------
                                 LESS THAN                   TWELVE
                               TWELVE MONTHS           MONTHS OR GREATER               TOTAL
------------------------------------------------------------------------------------------------------------------
                                                                                                        UNREALIZED
                                       UNREALIZED                UNREALIZED                UNREALIZED      OTTI
                          FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS        LOSSES
------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES
U.S. government
   and agencies            $   8,100    $       2    $       -    $       -    $   8,100    $       2    $       -
States and political
   subdivisions               20,546        1,121       25,499          740       46,045        1,861            -
Foreign government
   securities                 21,012        1,713            -            -       21,012        1,713            -
Domestic corporate
   securities                353,992       17,434       74,397       12,706      428,389       30,140          138
Mortgage-backed
   securities
      Residential
         mortgage-backed       9,436          460       87,123       12,663       96,559       13,123       12,763
      Commercial
         mortgage-backed      22,811        1,082       51,202       42,309       74,013       43,391       22,054
Asset backed non-
   mortgage-backed
   securities
      Collateralized debt
         obligations           1,022           54       30,115       32,383       31,137       32,437       17,679
      Other                   31,621          979        9,206        1,024       40,827        2,003            -
Foreign corporate
   securities                139,732        6,271        4,705        1,251      144,437        7,522            -
------------------------------------------------------------------------------------------------------------------
Total of debt securities   $ 608,272    $  29,116    $ 282,247    $ 103,076    $ 890,519    $ 132,192    $  52,634
==================================================================================================================
Equity securities          $       -    $       -    $   3,767    $   3,480    $   3,767    $   3,480    $       -
------------------------------------------------------------------------------------------------------------------
Total                      $ 608,272    $  29,116    $ 286,014    $ 106,556    $ 894,286    $ 135,672    $  52,634
==================================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

At December 31, 2011, the Company owned 242 debt securities with a fair value of $890,519 in an unrealized investment loss position. Of these, 74, with a fair value of $282,247, have been in an unrealized loss position for twelve or more months. The aggregate severity of unrealized losses for debt securities is approximately 26.8% of amortized cost. The total fair value of debt securities, with unrealized losses at December 31, 2011 and which are rated "investment grade," is $602,198 or 67.6% of the total fair value of all debt securities with unrealized losses at December 31, 2011.

At December 31, 2011, the Company owned three equity securities with a fair value of $3,767 in an unrealized loss position. All three have been in an unrealized loss position for more than 12 months. The aggregate severity of unrealized losses for equity securities is 48.0% of cost.

The Company has performed forward-looking stress scenarios on its commercial mortgage-backed securities and collateralized debt obligations portfolios. As of December 31, 2011, based on these analyses, the Company concluded no impairments were required on these holdings.

INVESTMENT CREDIT RISK

The Company maintains a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established exposure limits, diversification standards, and review procedures to mitigate credit risk.

DERIVATIVE FINANCIAL INSTRUMENTS

Consistent with its asset allocation strategy, the Company utilizes derivative financial instruments to help maximize risk-adjusted investment returns; reduce interest rate risks of long-term assets; manage exposure to various credit, currency and market risks; and manage exposure to various equity and fixed income market sectors. See related disclosures in Note 2, Summary of Significant Accounting Policies - Derivative Financial Instruments, and Fair Value Measurement - Recurring Basis in Note 4.

Futures Contracts: Futures contracts ("futures") are a commitment to purchase or deliver securities or currency in the future at a predetermined price or yield, and are usually settled net in cash. When a futures contract is entered into, a margin account is established with the broker based on the requirements of the futures exchange.

The Company utilizes short positions in foreign currency futures to manage the foreign currency fair value risk exposure to investments denominated in foreign currencies. Foreign currency futures designated as hedging the foreign currency risk of foreign currency denominated long-term bonds and common stock are classified as foreign currency fair value hedges. The Company assesses the effectiveness of foreign currency fair value hedges based on the changes in fair value attributable to changes in spot prices. The change in the fair value of the foreign currency futures related to the changes in the difference between the spot price and the futures price is excluded from the assessment of hedge effectiveness and recognized in earnings. Ineffectiveness could be present in a hedging relationship even if the assessment of effectiveness demonstrates an effective relationship. The ineffectiveness in a fair value hedge is calculated as the portion of the change in the fair value of hedging instrument that does not offset the change in the fair value of the hedged item.

The Company utilizes short positions in foreign currency futures to hedge a portion of its net assets in its consolidated foreign affiliates from the effects of fluctuations in currency exchange rates and designates these futures as net investment hedges. The Company assesses the effectiveness of foreign net investment hedges based on the changes in forward exchange rates. When deemed effective, changes in fair value of the foreign currency futures are recorded in accumulated other comprehensive income. The amounts in accumulated other comprehensive income are reclassified into earnings in the same periods during which the hedged forecasted transactions affect earnings.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

Foreign currency futures and equity futures that cannot be designated to specific foreign currency risk are not accounted for using hedge accounting. All changes in the fair value of undesignated foreign currency futures are recorded in net realized investment losses.

Cross Currency Swaps: Cross currency swaps represent the Company's agreement with other parties to exchange, at specified intervals, the difference between functional currency (U.S. Dollar) fixed or floating rate interest amounts and foreign currency fixed or floating rate interest amounts calculated by reference to agreed upon notional principal amounts. Generally, exchanges of functional currency (U.S. Dollar) and foreign currency notional amounts are made at the initiation and maturity of the contract. The Company uses cross currency swaps to eliminate the variability in functional currency equivalent cash flows of foreign currency denominated debt instruments. The Company designates the cross currency swaps as foreign currency cash flow hedges when the swaps are deemed highly effective. The changes in fair value of the cross currency swaps attributable to the hedged risk is recorded in accumulated other comprehensive income to the extent it is effective. The amounts in accumulated other comprehensive income will be reclassified into earnings in the same periods during which the hedged forecasted transactions affect earnings. If the cross currency swaps were not deemed effective, the change in fair value of the cross currency swaps would be recorded in net realized investment losses.

Interest Rate Swaps: The Company uses interest rate swaps to reduce market risks from changes in interest rates and to properly align the risk characteristics of assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. The individual interest rate swap contracts normally provide for a single net payment to be made by one counterparty at each due date.

The Company enters into certain interest rate swaps designated as cash flow hedges. The Company assesses the effectiveness of cash flow hedges based on a comparison of the change in fair value of the actual swap to the change in fair value of a "perfect" hypothetical swap which has terms that identically match the critical terms of the hedged items. Accordingly, the fair value of the actual swap was recorded at fair value on the balance sheet and accumulated other comprehensive income was adjusted to the lesser of the change in the actual swap's fair value or the hypothetical swap's fair value. If the amount in accumulated other comprehensive income was limited to the hypothetical swap's fair value, the difference, representing ineffectiveness was recorded in net realized investment losses. The amounts in accumulated other comprehensive income will be reclassified into earnings in the same periods during which the hedged forecasted transactions affect earnings. If the hedges were not deemed highly effective, the change in fair value of the interest rate swaps would be recorded in net realized investment losses with no offset from the hedged items. All changes in the fair value of undesignated interest rate swaps are recorded in net realized investment losses.

The Company enters into certain interest rate swaps designated as fair value hedges. The Company assesses the effectiveness of fair value hedges based on the changes in fair value attributable to changes in the benchmark interest rate. If the hedges were not deemed highly effective, the change in fair value of the interest rate swaps would be recorded in net realized investment losses with no offset from the hedged item. All changes in the fair value of undesignated interest rate swaps are recorded in net realized investment losses.

Options: Options are contracts that grant the purchaser, for a premium payment, the right to receive an amount of money based on a specified formula within a specified period of time. The Company issues market index certificates, equivalent to a written option. In return for the premium received, the Company agrees to pay the participant a percentage of the market price increase of an equity index above an agreed upon strike price at the end of a specified term. The Company mitigates risk from these agreements by purchasing over-the-counter equity call options with identical terms.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The Company purchases over-the-counter call options to mitigate the risk related to equity-indexed annuities. These equity-indexed annuity contracts guarantee a return of principal to the customer and credit interest based on certain indices, primarily the S&P 500 Index. A portion of the premium from each customer is invested in investment grade fixed income securities and is intended to cover the minimum guaranteed value due to the customer at the end of the term. A portion of the premium is used to purchase the call options to hedge the potential growth in interest credited to the customer as a direct result of the increases in the related indices.

In 2012 and 2011, the Company also purchased over-the-counter put options to mitigate a portion of the risk of price decreases in commodities related to a portion of the crop revenue insurance guarantee contracts. The options were purchased in February and March of each year with expirations based on average commodity prices in August, September, October and November.

The following table provides a summary of the fair value and notional amount of derivative financial instruments at December 31, 2012. Derivative assets are included with other invested assets and derivative liabilities are included with accounts payable and other liabilities on the consolidated balance sheet.

---------------------------------------------------------------------------------------------------

                                               FAIR         NOTIONAL      FAIR VALUE     FAIR VALUE
                                              VALUE          AMOUNT         ASSETS      LIABILITIES
---------------------------------------------------------------------------------------------------
Derivatives designated as
   hedging instruments
      Futures contracts                    $        93    $    84,681    $       542    $       449
      Cross currency swaps                      (3,313)        27,989          1,296          4,609
      Interest rate swaps                      (24,640)       108,500              -         24,640
---------------------------------------------------------------------------------------------------
Total derivatives designated
   as hedging instruments                      (27,860)       221,170          1,838         29,698
---------------------------------------------------------------------------------------------------
Derivatives not designated
   as hedging instruments
      Futures contracts                         (1,318)       101,259              -          1,318
      Purchased option contracts                40,836        549,190         40,836              -
      Written option contracts                 (20,864)            62              -         20,864
---------------------------------------------------------------------------------------------------
Total derivatives not designated
   as hedging instruments                       18,654        650,511         40,836         22,182
---------------------------------------------------------------------------------------------------
Total derivative financial
   instruments                             $    (9,206)   $   871,681    $    42,674    $    51,880
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The following table provides a summary of the fair value and notional amount of derivative financial instruments at December 31, 2011.

---------------------------------------------------------------------------------------------------

                                               FAIR         NOTIONAL      FAIR VALUE     FAIR VALUE
                                              VALUE          AMOUNT         ASSETS      LIABILITIES
---------------------------------------------------------------------------------------------------
Derivatives designated as
   hedging instruments
      Futures contracts                    $       984    $    54,259    $     1,035    $        51
      Cross currency swaps                      (1,494)        27,989          1,767          3,261
      Interest rate swaps                      (27,558)       108,500              -         27,558
---------------------------------------------------------------------------------------------------
Total derivatives designated
   as hedging instruments                      (28,068)       190,748          2,802         30,870
---------------------------------------------------------------------------------------------------
Derivatives not designated
   as hedging instruments
      Futures contracts                           (228)       111,927            137            365
      Purchased option contracts                34,491        527,547         34,491              -
      Written option contracts                 (20,255)           336              -         20,255
---------------------------------------------------------------------------------------------------
Total derivatives not designated
   as hedging instruments                       14,008        639,810         34,628         20,620
---------------------------------------------------------------------------------------------------
Total derivative financial
   instruments                             $   (14,060)   $   830,558    $    37,430    $    51,490
===================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The following table provides the statement of comprehensive income classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding embedded derivatives, and the offset of the hedged item in an effective hedge for the years ended December 31:

-------------------------------------------------------------------------------------------------------------

                                                                     2012           2011           2010
-------------------------------------------------------------------------------------------------------------
Net investment income, reclassified from
   accumulated other comprehensive income

      Interest rate swaps, cash flow hedge                       $        439   $        740   $        1,118
-------------------------------------------------------------------------------------------------------------
Total derivatives reclassified to net investment income                   439            740            1,118
-------------------------------------------------------------------------------------------------------------
Net realized investment gains (losses)

   Currency futures, fair value hedge                                  (1,061)           729             (770)

   Currency futures, ineffectiveness in hedge                             (48)           (34)             (24)

   Currency futures, non-qualifying                                    (3,779)        (3,189)            (604)

   Credit default swap, non-qualifying                                      -             49                4

   Put options, non-qualifying                                         (5,295)        (8,132)               -

   Equity futures, non-qualifying                                     (15,139)          (629)          (3,278)

   Interest rate swaps, fair value hedge                                2,917        (27,547)          (3,977)

   Interest rate swaps, cash flow hedge                                 1,501            954                -

   Equity options, non-qualifying                                      11,267         (3,392)          12,667
-------------------------------------------------------------------------------------------------------------
Total net realized investment gains (losses) on derivatives            (9,637)       (41,191)           4,018
-------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income (loss)
   Currency futures, net investment hedge                                (370)         1,161            2,903
   Cross currency swaps, cash flow hedge                               (1,819)          (295)          (1,884)
-------------------------------------------------------------------------------------------------------------
Total accumulated other comprehensive
   income (loss) on derivatives                                        (2,189)           866            1,019
-------------------------------------------------------------------------------------------------------------
Total derivative impact                                          $    (11,387)  $    (39,585)  $        6,155
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The following table presents the components of accumulated other comprehensive income, before income tax, related to cash flow hedges as of December 31:

-------------------------------------------------------------------------------------------------------------

                                                                     2012           2011           2010
-------------------------------------------------------------------------------------------------------------
Unrealized gain on derivatives included in accumulated
   other comprehensive loss as of January 1                      $      9,262   $     10,090   $      10,189
Gains (losses) deferred in accumulated other comprehensive
   income on the effective portion of cash flow hedges                 (2,189)           866           1,019
Amounts reclassified to net investment income and
   net realized investment (losses)                                    (1,940)        (1,694)         (1,118)
-------------------------------------------------------------------------------------------------------------
Unrealized gain on derivatives included in accumulated
  other comprehensive income as of December 31                   $      5,133   $      9,262   $      10,090
-------------------------------------------------------------------------------------------------------------

The Company estimates that $149 will be reclassified in 2013 from accumulated other comprehensive income to net investment income as contractual cash flows on cross currency swaps are settled and from cash flows on interest rate swaps designated as cash flow hedges that were terminated in 2012. The Company is hedging its exposure to the variability in future cash flows for a maximum of seven years on forecasted transactions excluding those transactions related to the payment of variable interest on existing instruments.

The Company is exposed to credit losses in the event of nonperformance by the counterparties to its swap and forward agreements. The Company monitors the credit standing of the counterparties and has entered into cash collateral agreements based on the credit rating of the counterparty. The Company anticipates that the counterparties will be able to fully satisfy their obligations under the contracts given their high credit ratings. The futures contracts are traded on a regulated exchange and, in the opinion of management, have low counterparty risk.

EMBEDDED DERIVATIVES

The Company issues products that contain embedded derivatives including equity-indexed annuities and guarantees contained in variable annuity policies. Such embedded derivatives are required to be separated from their host contracts and accounted for at fair value. The following table presents the fair value of embedded derivatives, which are reported as part of policyholder account balances in the consolidated balance sheets, as of December 31:

--------------------------------------------------------------------------------------------

                                                                     2012           2011
--------------------------------------------------------------------------------------------
Equity-indexed annuities                                         $     76,984   $     61,814
Guarantees on variable annuities                                       23,316         26,468
--------------------------------------------------------------------------------------------
Total embedded derivatives                                       $    100,300   $     88,282
============================================================================================

The increase in fair value related to embedded derivatives was $12,018, $30,509 and $20,283 for the years ended December 31, 2012, 2011 and 2010, respectively, and was recorded within net realized investment losses.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

ASSET RESTRICTIONS

At December 31, 2012 and 2011, $41,193 and $39,357 of securities were held in trust, securing an agreement to provide, under certain circumstances, capital support to an unconsolidated affiliate. See Note 13, Commitments and Contingencies--Capital Support Agreement, for further description of this arrangement.

SECURITIES ON DEPOSIT/ASSETS DESIGNATED

Iowa law requires that assets equal to a life insurer's "legal reserve" must be designated for the Iowa Department of Commerce, Insurance Division. The legal reserve is equal to the net present value of all outstanding policies and contracts involving life contingencies. At December 31, 2012 and 2011, bonds and notes, mortgage loans, policy loans and cash with a carrying value of $8,285,948 and $7,836,450, respectively, were accordingly designated for Iowa. Other regulatory jurisdictions require cash and securities to be deposited for the benefit of policyholders. Pursuant to these requirements, securities with a fair value of $44,171 and $49,556 were on deposit as of December 31, 2012 and 2011, respectively.

SECURITIES LENDING AGREEMENTS

The Company entered into a securities lending agreement in 2011. Unrelated parties borrow debt securities from the Company and must deposit cash or short-term investments as collateral equal to a minimum of 102% of the fair value of the loaned securities. The security custodian monitors the collateral position daily and additional collateral is obtained if the market value of the collateral falls below 102% of the market value of the loaned securities. At December 31, 2012 and 2011, there were no securities on loan. During 2012, the Company did not have any securities on loan. During 2011, the Company had a maximum of $206,940 of securities on loan at any one time. The Company earns income from the cash collateral or receives a fee from the borrower.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

NOTE 4: FAIR VALUE

The Company uses fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, such as insurance policy liabilities other than investment-type contracts and investments accounted for using the equity method, are excluded from the fair value disclosure requirements.

VALUATION HIERARCHY

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels. The Company has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

   o Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date.

   o Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

   o Level 3: One or more significant inputs are unobservable and reflect the Company's estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

For purposes of determining the fair value of the Company's assets and liabilities, observable inputs are those inputs used by market participants in valuing financial instruments, which are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs, reflecting the Company's estimates of the assumptions market participants would use in valuing financial assets and liabilities, are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date. In some instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The hierarchy requires the use of market observable information when available for measuring fair value. The availability of observable inputs varies by investment. In situations where the fair value is based on inputs that are unobservable in the market or on inputs from inactive markets, the determination of fair value requires more judgment and is subject to the risk of variability. The degree of judgment exercised by the Company in determining fair value is typically greatest for investments categorized in Level 3. Transfers in and out of level categorizations are reported as having occurred at the end of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized gains and losses and all changes in unrealized gains and losses in the fourth quarter are not reflected in the Level 3 rollforward table.

VALUATION PROCESS

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance on the overall reasonableness and consistent application of valuation methodologies and inputs and compliance with accounting standards through the execution of various processes and controls designed to provide assurance that our assets and liabilities are appropriately valued.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The Company has policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

For fair values received from third parties or internally estimated, the Company's processes are designed to provide assurance that the valuation methodologies and inputs are appropriate and consistently applied, the assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are appropriately recorded. The Company performs procedures to understand and assess the methodologies, process and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. When using internal valuation models, these models are developed by the Company's investment group using established methodologies. The models, including key assumptions, are reviewed with various investment sector professionals, accounting, operations, compliance, and risk management professionals. In addition, when fair value estimates involve a high degree of subjectivity, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

TRANSFERS BETWEEN LEVELS

There were no transfers between Level 1 and Level 2 during the years ended December 31, 2012 or 2011. There was one transfer totaling $5,853 into Level 2 from Level 3 and 13 transfers totaling $72,540 into Level 3 from Level 2 during the year ended December 31, 2012. There were two transfers totaling $15,407 into Level 2 from Level 3 and one transfer of $5,000 into Level 3 from Level 2 during the year ended December 31, 2011. The 2012 transfer into Level 2 was a domestic corporate security. The transfers into Level 3 were commercial mortgage securities and one foreign corporate security. The 2011 transfers into Level 2 were related to a commercial mortgage-backed security and one other structured security. For both years, the transfers into Level 2 occurred due to a change from a model using one or more significant inputs that were unobservable to a model using all significant inputs that were observable and the transfers into Level 3 were related to changes in models using all significant inputs that were observable to models using one or more significant inputs that were unobservable.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENT - RECURRING BASIS

The following table summarizes the Company's assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2012.

-----------------------------------------------------------------------------------------------------------

ASSETS, AT FAIR VALUE                       LEVEL 1              LEVEL 2         LEVEL 3           TOTAL
-----------------------------------------------------------------------------------------------------------
Cash equivalents(1)                       $   105,325          $          -    $         -     $    105,325
Debt securities
  U.S. government and agencies                 54,273                 5,100              -           59,373
  States and political subdivisions                 -               761,316              -          761,316
  Foreign government securities                     -                65,471              -           65,471
  Domestic corporate securities                     -             4,486,904         22,294        4,509,198
  Mortgage-backed securities
    Residential mortgage-backed                     -               504,888        169,679          674,567
    Commercial mortgage-backed                      -               487,760         99,375          587,135
  Collateralized debt obligations                   -                14,892         40,504           55,396
  Other structured securities                       -               136,767         10,025          146,792
  Foreign corporate securities                      -             1,649,318          6,107        1,655,425
-----------------------------------------------------------------------------------------------------------
    Total debt securities                      54,273             8,112,416        347,984        8,514,673

Equity securities                                   -                22,549         17,669           40,218
Short-term investments                            988                 1,016              -            2,004
Student loans                                       -                     -         19,751           19,751
Derivative assets                                 542                42,132              -           42,674
Separate account assets                             -             4,345,841              -        4,345,841
-----------------------------------------------------------------------------------------------------------

  Total assets                            $   161,128          $ 12,523,954    $   385,404     $ 13,070,486
===========================================================================================================

-----------------------------------------------------------------------------------------------------------

LIABILITIES, AT FAIR VALUE                  LEVEL 1               LEVEL 2        LEVEL 3           TOTAL
-----------------------------------------------------------------------------------------------------------
Derivative liabilities                    $     1,767          $     50,113    $         -     $     51,880
Derivatives embedded in
  annuity contracts                                 -                     -        100,300          100,300
-----------------------------------------------------------------------------------------------------------

  Total liabilities                       $     1,767          $     50,113    $   100,300     $    152,180
===========================================================================================================

(1) Excludes cash of $333,290 that is not subject to fair value accounting.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The following table summarizes the Company's assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011.

-----------------------------------------------------------------------------------------------------------

ASSETS, AT FAIR VALUE                       LEVEL 1              LEVEL 2         LEVEL 3           TOTAL
-----------------------------------------------------------------------------------------------------------
Cash equivalents(1)                       $    42,000          $      1,956    $         -     $     43,956
Debt securities
  U.S. government and agencies                 85,781                26,949              -          112,730
  States and political subdivisions                 -               662,451              -          662,451
  Foreign government securities                     -                37,863              -           37,863
  Domestic corporate securities                     -             4,230,417         62,435        4,292,852
  Mortgage-backed securities
    Residential mortgage-backed                     -               592,337        197,589          789,926
    Commercial mortgage-backed                      -               520,580         21,986          542,566
  Collateralized debt obligations                   -                     -         31,700           31,700
  Other structured securities                       -                69,432              -           69,432
  Foreign corporate securities                      -             1,258,191          4,704        1,262,895
-----------------------------------------------------------------------------------------------------------
    Total debt securities                      85,781             7,398,220        318,414        7,802,415

Equity securities                                 813                   267         21,799           22,879
Short-term investments                          1,021                 6,903              -            7,924
Student loans                                       -                     -         19,989           19,989
Derivative assets                               1,172                36,258              -           37,430
Separate account assets                             -             4,181,210              -        4,181,210
-----------------------------------------------------------------------------------------------------------

  Total assets                            $   130,787          $ 11,624,814    $   360,202     $ 12,115,803
===========================================================================================================
-----------------------------------------------------------------------------------------------------------

LIABILITIES, AT FAIR VALUE                  LEVEL 1               LEVEL 2        LEVEL 3           TOTAL
-----------------------------------------------------------------------------------------------------------
Derivative liabilities                    $       356          $     51,134    $         -     $     51,490
Derivatives embedded in
  annuity contracts                                 -                     -         88,282           88,282
-----------------------------------------------------------------------------------------------------------

  Total liabilities                       $       356          $     51,134    $    88,282     $    139,772
===========================================================================================================

(1) Excludes cash of $196,819 that is not subject to fair value accounting.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

CHANGES IN FAIR VALUE MEASUREMENT

The following table sets forth the fair values of assets and liabilities classified as Level 3 within the fair value hierarchy at December 31, 2012:

------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL REALIZED/UNREALIZED
                                                     GAIN (LOSS) INCLUDED IN:
                                                   ---------------------------
                                                                                     NET         TRANSFER
                                       BALANCE                       OTHER        PURCHASES,       INTO       BALANCE
                                       JANUARY                   COMPREHENSIVE   (SALES) AND     (OUT OF)     DECEMBER
                                       1, 2012     EARNINGS(1)       INCOME      (MATURITIES)     LEVEL 3    31, 2012(2)
------------------------------------------------------------------------------------------------------------------------
Debt securities
  Domestic corporate securities       $ 62,435     $  (12,881)   $       5,620   $   (27,027)    $ (5,853)   $    22,294
  Mortgage-backed securities
    Residential mortgage-backed        197,589         (5,003)          16,670       (39,577)           -        169,679
    Commercial mortgage-backed          21,986         (6,791)          11,355         6,392       66,433         99,375
  Collateralized debt obligations       31,700         (2,017)          13,236        (2,415)           -         40,504
  Other structured securities                -              -                -        10,025            -         10,025
  Foreign corporate securities           4,704           (797)           1,251        (5,158)       6,107          6,107
------------------------------------------------------------------------------------------------------------------------
    Total debt securities              318,414        (27,489)          48,132       (57,760)      66,687        347,984

Equity securities                       21,799           (705)            (139)       (3,286)           -         17,669
Student loans                           19,989           (537)               -           299            -         19,751
------------------------------------------------------------------------------------------------------------------------

  Total assets                        $360,202     $  (28,731)   $      47,993   $   (60,747)    $ 66,687    $   385,404
========================================================================================================================

Derivatives embedded
  in annuity contracts                $ 88,282     $   12,018    $           -   $         -     $      -    $   100,300
------------------------------------------------------------------------------------------------------------------------
  Total liabilities                   $ 88,282     $   12,018    $           -   $         -     $      -    $   100,300
========================================================================================================================

(1) Included in earnings is amortization of premium/discount, impairments, realized gains and losses and lapses associated with embedded derivatives.
(2) There were no significant unrealized gains (losses) for the period included in earnings attributable to the fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2012.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The following table provides the components of the items included in Level 3 net purchases, sales and maturities for 2012.

---------------------------------------------------------------------------------------------------------
                                                                                           NET PURCHASES,
                                                                                            (SALES) AND
                                         PURCHASES         SALES           MATURITIES       (MATURITIES)
---------------------------------------------------------------------------------------------------------
Debt securities
  Domestic corporate securities      $         3,056   $       1,549    $        28,534    $      (27,027)
  Mortgage-backed securities
    Residential mortgage-backed                    -               -             39,577           (39,577)
    Commercial mortgage-backed                12,403               -              6,011             6,392
  Collateralized debt obligations                598           2,166                847            (2,415)
  Other structured securities                 10,025               -                  -            10,025
  Foreign corporate securities                   135               -              5,293            (5,158)
---------------------------------------------------------------------------------------------------------
    Total debt securities                     26,217           3,715             80,262           (57,760)

Equity securities                                  -             640              2,646            (3,286)
Student loans                                      -               -               (299)              299
---------------------------------------------------------------------------------------------------------

  Total assets                       $        26,217   $       4,355    $        82,609    $      (60,747)
=========================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)
--------------------------------------------------------------------------------

The following table sets forth the fair values of assets and liabilities classified as Level 3 within the fair value hierarchy at December 31, 2011:

------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL REALIZED/UNREALIZED
                                                     GAIN (LOSS) INCLUDED IN:
                                                   ---------------------------
                                                                                     NET         TRANSFER
                                       BALANCE                       OTHER        PURCHASES,       INTO       BALANCE
                                       JANUARY                   COMPREHENSIVE   (SALES) AND     (OUT OF)     DECEMBER
                                       1, 2011     EARNINGS(1)       INCOME      (MATURITIES)     LEVEL 3    31, 2011(2)
------------------------------------------------------------------------------------------------------------------------
Debt securities
  Domestic corporate securities       $ 62,194     $   (7,227)   $      (5,192)  $      7,660    $  5,000    $    62,435
  Mortgage-backed securities
    Residential mortgage-backed        258,292        (20,039)          31,062        (71,726)          -        197,589
    Commercial mortgage-backed          41,020        (13,219)          19,788        (15,293)    (10,310)        21,986
  Collateralized debt obligations       39,422         (2,846)          10,969        (15,845)          -         31,700
  Other structured securities            5,097              -                -              -      (5,097)             -
  Foreign corporate securities           4,490              -              (50)           264           -          4,704
------------------------------------------------------------------------------------------------------------------------
    Total debt securities              410,515        (43,331)          56,577        (94,940)    (10,407)       318,414

Equity securities                       20,332         (3,500)           1,952          3,015           -         21,799
Student loans                           18,896          1,485                -           (392)          -         19,989
------------------------------------------------------------------------------------------------------------------------
  Total assets                        $449,743      $ (45,346)   $      58,529   $    (92,317)   $(10,407)   $   360,202
========================================================================================================================

Derivatives embedded
  in annuity contracts                $ 57,773      $  30,509    $           -   $          -    $      -    $    88,282
------------------------------------------------------------------------------------------------------------------------
  Total liabilities                   $ 57,773      $  30,509    $           -   $          -    $      -    $    88,282
========================================================================================================================

(1) Included in earnings is amortization of premium/discount, impairments, realized gains and losses and lapses associated with embedded derivatives.
(2) There were no material unrealized gains (losses) for the period included in earnings attributable to the fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2011.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The following table provides the components of the items included in Level 3 net purchases, sales and maturities for 2011.

---------------------------------------------------------------------------------------------------------
                                                                                           NET PURCHASES,
                                                                                            (SALES) AND
                                        PURCHASES         SALES           MATURITIES       (MATURITIES)
---------------------------------------------------------------------------------------------------------
Debt securities
  Domestic corporate securities      $        8,091    $       431      $            -     $        7,660
  Mortgage-backed securities:
    Residential mortgage-backed                 142         10,149              61,719            (71,726)
    Commercial mortgage-backed                    -         11,966               3,327            (15,293)
  Collateralized debt obligations               944         16,180                 609            (15,845)
  Foreign corporate securities                  264              -                   -                264
---------------------------------------------------------------------------------------------------------
    Total debt securities                     9,441         38,726              65,655            (94,940)

Equity securities                             3,065             50                   -              3,015
Student loans                                     -              -                 392               (392)
---------------------------------------------------------------------------------------------------------

  Total assets                       $       12,506    $    38,776      $       66,047     $      (92,317)
=========================================================================================================

DETERMINATION OF FAIR VALUES

The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices and matrix pricing or similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. A summary of valuation techniques for classes of financial assets and liabilities by fair value hierarchy level are as follows:

Level 1 Measurements
--------------------

Cash equivalents: Consists of money market funds; valuation is based on the closing price as of the balance sheet date.

For all other Level 1 measurements, valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

U.S. government and agencies: Consists of U.S. Treasury securities and debentures (non-mortgage-backed securities/asset-backed securities) issued by agencies of the U.S. government.

Equity securities - common and preferred stock, publicly traded: Consists of U.S. and Canadian exchange traded common and preferred stocks.

Short-term investments: Consists of U.S. Treasury securities and short-term domestic securities.

Derivative assets and liabilities: Consists of exchange traded derivatives (primarily futures and options) that are actively traded.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

Level 2 Measurements
--------------------

U.S. government and agencies: Certain U.S. Treasury securities and debentures issued by agencies of the U.S. government are valued based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

States and political subdivisions: Consists of municipal general obligation and revenue bonds for which pricing is determined based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads by security rating and comparable trades in the municipal bond markets.

Foreign government securities: Consists primarily of Canadian and Australian sovereign and provincial debentures. Valued based on observable inputs such as the applicable market yield curve, market indicated spreads by security rating, and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Domestic corporate securities: Valued based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads by security rating and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Residential mortgage-backed securities: Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data.

Commercial mortgage-backed securities: Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data.

Collateralized debt obligations and other structured securities: Valued based on observable inputs including quoted prices for identical or similar assets in markets that are not active.

Foreign corporate securities: Valued based on observable inputs such as the applicable, country-specific market yield curve, market indicated spreads by security rating and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Equity securities - common and preferred stock, publicly traded: Consists of U.S. and Canadian common and preferred stocks; preferred stock valuation is based on observable inputs such as the applicable market yield curve, market indicated spreads by security rating, and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Short-term investments: Consists of U.S. Treasury securities and short-term debt securities; valuation is based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads by security rating and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Derivatives: Consists of derivatives such as interest-rate swaps, currency forwards, and other over the counter derivatives. Valuation inputs having a significant effect on fair value include market quoted interest rates, market-implied volatility and other observable inputs regularly used by industry participants in the over-the-counter derivatives markets.

Separate account assets: Consists of mutual funds and unit investment trusts in which the Company could redeem its investment at net asset value per share at the measurement date with the investee.

For the majority of assets classified as Level 2 investments, the Company values the assets using third-party pricing sources corroborated by quoted prices for similar assets in markets that are active and observable market data. A portion of the domestic and corporate securities fair value is determined using matrix pricing.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

Level 3 Measurements
--------------------

Most of the Company's securities classified as Level 3 include less liquid securities such as mortgage-backed securities, certain domestic and foreign corporate securities and other equity securities, collateralized debt obligations, and derivatives embedded in annuity contracts.

The Company's residential and commercial mortgaged-backed securities and collateralized debt obligations fair value measurements are obtained from independent, third-party pricing sources. The Company's domestic and foreign corporate debt securities and equity securities that are classified as Level 3 investments consist mostly of non-public securities primarily acquired in conjunction with investments in limited partnerships. The valuation of these assets is provided by general partners primarily through quarterly financial statements. Due to the lack of transparency in the process used by third parties to develop prices for these investments, the Company does not have access to the significant unobservable inputs used to price these securities. The Company believes however, the types of inputs third parties may use would likely be similar to those used to price securities for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and counterparty credit spreads. Generally, increases in these inputs would cause the fair values of Level 3 investments to decrease. Valuations of these financial instruments are subject to the controls described above in the valuation process section.

The Company values student loans and embedded derivatives using internal models.

Student loans: Valued based on discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. In addition, the Company makes assumptions regarding default rate, prepayment rate and credit spreads. Loans with similar characteristics are aggregated for purposes of the calculations. The unobservable inputs are default and prepayment rates. However, these rates have a nominal impact on fair value. Increases in these unobservable inputs, in isolation, will generally have an inverse correlation with the fair value measurement.

The following table presents information about significant unobservable inputs used in Level 3 embedded derivative liabilities measured at fair value developed by internal models as of December 31, 2012:

-------------------------------------------------------------------------------------------------------------
            PREDOMINANT                SIGNIFICANT                          RANGE OF VALUES
          VALUATION METHOD          UNOBSERVABLE INPUT                    UNOBSERVABLE INPUT
-------------------------------------------------------------------------------------------------------------
GUARANTEES ON VARIABLE ANNUITIES

   Stochastic modeling           Lapse rates                  0% to 30%
                                 Company's own credit
                                    and risk margin           199 - 282 basis points add on to discount rate
EQUITY-INDEXED ANNUITIES

   Discounted cash flow          Lapse rates                  2% to 15% with an excess lapse rate at the end
                                                              of the index period of 58%.
                                 Company's own credit
                                    and risk margin           199 - 282 basis points add on to discount rate
-------------------------------------------------------------------------------------------------------------

Derivatives embedded in annuity contracts: The Company offered certain variable annuity products with guaranteed minimum benefit riders. The riders include guaranteed minimum withdrawal benefit ("GMWB") riders and guaranteed minimum accumulation benefit ("GMAB") riders. GMWB and GMAB riders are embedded derivatives, which are measured at fair value separately from the host variable annuity contract. Equity-indexed annuities also contain an embedded derivative, the option on a stock index.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The fair value of GMWB and GMAB embedded derivatives is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The Company projects cash flows from the derivatives under multiple capital market scenarios using observable risk free rates then includes an adjustment for the Company's own credit and risk margins for non-capital market inputs.

In estimating the fair value of the embedded derivative of the equity-indexed annuity, the Company attributes a present value to the embedded derivative equal to the discounted sum of the excess cash flows of the index related fund value over the minimum guaranteed fund value. The current year portion of the embedded derivative is adjusted for known market conditions. The discount factor at which the embedded derivative is valued contains an adjustment for the Company's own credit and risk margins for unobservable non-capital market inputs.

The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability.

These derivatives may be more costly than expected in volatile or declining equity markets. Changes in market conditions include, but are not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates. Changes in fair value may be impacted by changes in the Company's own credit standing. Lastly, changes in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of the derivatives that could materially affect net income. See Embedded Derivatives within this Note for the impact to net income.

FAIR VALUE MEASUREMENTS FOR FINANCIAL INSTRUMENTS NOT REPORTED AT FAIR VALUE

Accounting standards require disclosure of fair value information about certain on- and off-balance sheet financial instruments which are not recorded at fair value on a recurring basis for which it is practicable to estimate that value.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for significant financial instruments:

Mortgage loans: The fair values for mortgage loans are estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair values for mortgages in default are reported at the estimated fair value of the underlying collateral.

Policy loans: The Company believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity and policy loans are often repaid by reductions to policy benefits.

Notes receivable: The fair values for notes receivable are estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.

Cash and Accrued investment income: The carrying amounts for these instruments approximate their fair values due to their short term nature.

Investment-type contracts: Investment-type contracts include group and individual annuity contracts and deposit-type contracts in the general account. In most cases, the fair values are determined by discounting expected liability cash flows and required profit margins using the year-end swap curve plus a spread equivalent to a cost of funds for insurance companies.

Notes payable: The fair value for notes payable is estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

Separate account liabilities: Separate account liabilities represent the account value owed to the contract holder which is equal to the segregated assets carried at fair value.

The carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis, at December 31 are as follows:

---------------------------------------------------------------------------------------------------------------

                                                 2012                                    2011
                                   ----------------------------------------------------------------------------
                                     CARRYING            ESTIMATED           CARRYING             ESTIMATED
                                      AMOUNT             FAIR VALUE           AMOUNT              FAIR VALUE
---------------------------------------------------------------------------------------------------------------
Financial instruments
  recorded as assets
    Mortgage loans                 $  1,160,648      $       1,273,226     $     967,274      $       1,077,754
    Policy loans                        104,667         Not applicable           104,315         Not applicable
    Notes receivable                      3,455                  3,455             8,205                  8,205
    Cash                                333,290                333,290           219,478                219,478
    Accrued investment
      income                            104,318                104,318            98,299                 98,299

Financial instruments
  recorded as liabilities
    Investment-type contracts         5,010,243              5,045,422         4,916,652              4,780,451
    Notes and interest payable          264,100                277,482           134,183                137,805
    Separate account liabilities      4,345,841              4,345,841         4,181,210              4,181,210
===============================================================================================================

FAIR VALUE OPTION AND STUDENT LOANS

The Company elected the fair value option with respect to all student loans to better reflect their economics.

The fair value and the aggregate unpaid principal balance of the Company's student loans for which the fair value option has been elected at December 31, 2012 and 2011 are as follows:

-------------------------------------------------------------------------------------------------

                                                                             2012         2011
-------------------------------------------------------------------------------------------------
Loans at fair value and accrued interest outstanding(1)                   $    21,152  $   22,023
Aggregate contractual principal and accrued interest outstanding               22,478      22,812
-------------------------------------------------------------------------------------------------

   Fair value adjustment                                                  $    (1,326) $     (789)
=================================================================================================

(1) Fair value includes interest of $1,401 and $2,034, as of December 31, 2012 and 2011, respectively, included in Accrued investment income on the consolidated balance sheets.

The change in the fair value of the loans is included in net realized investment losses in the accompanying consolidated statement of comprehensive income. Interest income is recorded on an accrual basis and is

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

included in net investment income. The Company had $12,815 and $7,650 of loans at December 31, 2012 and 2011, respectively that were in repayment status with less than $500 of loans greater than 90 days past due in both years.

NOTE 5: INCOME TAX

The Company is included in the consolidated life-nonlife federal income tax return of CUNA Mutual Holding Company ("CMHC"), the Company's ultimate parent, and certain of its domestic subsidiaries. The Company has entered into a tax sharing agreement with its subsidiaries. The agreement provides for the allocation of tax expense based on each subsidiary's contribution to the consolidated federal income tax liability. Pursuant to the agreement, subsidiaries that have incurred losses are reimbursed regardless of the utilization of the loss in the current year.

INCOME TAX EXPENSE ON CONTINUING OPERATIONS

Income tax expense attributable to income from continuing operations for the years ended December 31 is as follows:

----------------------------------------------------------------------------

                                        2012           2011          2010
----------------------------------------------------------------------------
Current tax expense (benefit)        $  (14,403)    $  (22,144)    $   7,066
Deferred tax expense                     50,167         49,386        23,720
----------------------------------------------------------------------------

Total income tax expense             $   35,764     $   27,242     $  30,786
============================================================================

RECONCILIATION TO U.S. TAX RATE

Income tax expense differs from the amount computed by applying the U.S. federal corporate income tax rate of 35% to income from continuing operations before income taxes and equity (loss) of unconsolidated affiliates due to the items listed in the following reconciliation:

--------------------------------------------------------------------------------------------------

                                                            2012            2011            2010
--------------------------------------------------------------------------------------------------
Tax expense computed at federal corporate tax rate      $    66,076     $   40,715       $  41,664
Tax-exempt investment income                                 (4,267)        (4,452)         (4,842)
Income tax related to prior years                           (23,751)       (10,216)         (7,333)
Dividends-received deduction                                 (2,938)        (3,065)         (3,210)
Meals and entertainment                                       1,088            931             959
Foreign operations                                             (215)           185             (76)
Other, net                                                     (229)         3,144           3,624
--------------------------------------------------------------------------------------------------

Total income tax expense on continuing operations       $    35,764     $   27,242       $  30,786
==================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at December 31, 2012 and 2011 are as follows:

---------------------------------------------------------------------------------------

                                                                 2012            2011
---------------------------------------------------------------------------------------
Deferred tax assets
   Policy liabilities and reserves                            $  149,066     $  152,724
   Pension and other employee benefits                            99,469         91,847
   Investments                                                    11,875         36,957
   Unearned revenue                                               25,836         28,203
   Loss reserve discounting                                       16,330         16,380
   Accrued expenses                                               32,784         31,513
   Dividends payable to policyholders                              7,397         12,884
   Foreign currency translation                                   12,005         14,788
   Loss carryforwards                                              8,356          6,587
   Other                                                           2,422         12,105
---------------------------------------------------------------------------------------

Gross deferred tax assets                                        365,540        403,988
---------------------------------------------------------------------------------------

Deferred tax liabilities
   Unrealized investment gains                                   270,553        143,649
   Deferred policy acquisition costs                              94,386        100,581
   Deferred and uncollected premium                               11,616         12,189
   Fixed assets and real estate                                   15,706         12,805
   Intangible assets                                              25,373         25,991
   Undistributed net income of unconsolidated affiliates          13,809         21,819
   Other                                                           9,530          8,122
---------------------------------------------------------------------------------------

Gross deferred tax liabilities                                   440,973        325,156
---------------------------------------------------------------------------------------

Net deferred tax asset (liability)                            $  (75,433)    $   78,832
---------------------------------------------------------------------------------------

VALUATION ALLOWANCE

The Company considered the need for a valuation allowance with respect to its gross deferred tax assets as of December 31, 2012 and 2011, and based on that evaluation, the Company did not record a valuation allowance at December 31, 2012 or 2011.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

OTHER TAX ITEMS

The Company had no capital loss carryforwards or related tax benefits as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had federal operating loss carryforwards of approximately $21,700 and $15,300, respectively; the related tax benefits are approximately $7,600 and $5,300. These carryforwards expire in the year 2032. As of December 31, 2012 and 2011, the Company had state operating loss carryforwards of approximately $18,100 and $26,100, respectively; the related tax benefits are approximately $700 and $1,200, respectively. These carryforwards expire in various years through 2032.

The Company does not provide U.S. deferred taxes on undistributed earnings of certain non-U.S. affiliates and associated companies since the earnings are intended to be reinvested indefinitely. As disclosed in Note 14, the Company sold its Australian business operations in 2011. In connection with this sale the Company recorded deferred tax liabilities of approximately $2,000 at December 31, 2011 related to the undistributed earnings in its Australian subsidiaries, most of which related to earnings of prior years. In 2012, the Company created an international holding company structure for its foreign operations to provide a centralized structure allowing for efficient management of international operations. The Company no longer intends to repatriate these earnings to fund U.S. operations. As a result, the Company has not recorded any deferred tax liabilities at December 31, 2012 associated with these international investments.

UNRECOGNIZED TAX BENEFITS

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

---------------------------------------------------------------------------------------------

                                                                         2012          2011
---------------------------------------------------------------------------------------------
Balance at January(1)                                                 $  42,534     $  43,513
   Additions based on tax positions related to the current year           6,009         2,247
   Additions for prior years' tax positions                                 710         2,569
   Reductions for prior years' tax positions                            (22,291)       (1,657)
   Reductions for settlements                                            (7,430)            -
   Reductions for expiration of statutes                                    (24)       (4,138)
---------------------------------------------------------------------------------------------

Balance at December 31                                                $  19,508     $  42,534
---------------------------------------------------------------------------------------------

Included in the balance of unrecognized tax benefits at December 31, 2012 and 2011 are $5,360 and $29,417, respectively, of unrecognized tax benefits that, if recognized would affect the effective income tax rate in future periods. Management does not anticipate a material change to the Company's uncertain tax position during 2013.

The Company recognizes interest accrued related to unrecognized tax benefits as part of the income tax provision. During the years ended December 31, 2012 and 2011, the Company recognized reductions of approximately $15,654 and $5,918 in interest and penalties, respectively. The Company had accrued $2,391 and $18,045 for the payment of interest and penalties at December 31, 2012 and 2011, respectively. These were recorded within income tax expense in the consolidated statements of comprehensive income.

CMFG Life is included in consolidated income tax returns filed by CMHC. For the major jurisdictions where it operates, the Company is generally no longer subject to income tax examinations by tax authorities for years ended before December 31, 2008 for CMFG Life and subsidiaries and CUNA Mutual Life Insurance Company ("CMLIC") and subsidiaries. However, the statutes remain open for years ended after December 31, 2004 for CMFG Life and subsidiaries and December 31, 2000 for CMLIC and subsidiaries. The Internal Revenue Service statute of limitations for all years prior to 2008 is expected to close in early 2013. In 2012, the Company received

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

approval from the Joint Committee of Taxation related to its federal income tax examinations for tax years 2005-2007 for CMFG Life and subsidiaries and tax years 1999-2007 for CMLIC. CMFG Life and CMLIC merged on December 31, 2007 with the surviving entity being CMFG Life. For tax purposes the merger was effective January 1, 2008.

NOTE 6: REINSURANCE

The Company enters into reinsurance agreements to reduce overall risk, including exposure to large losses and catastrophic events. The Company retains the risk of loss in the event that a reinsurer is unable to meet the obligations assumed under the reinsurance agreements. The Company also assumes insurance risk that was directly written by other insurance entities.

The effects of reinsurance on premiums and on claims, benefits, and losses incurred for the years ended December 31 are as follows:

--------------------------------------------------------------------------------------------------------------

                                       2012                         2011                       2010
--------------------------------------------------------------------------------------------------------------
                                LIFE &      PROPERTY &       LIFE &      PROPERTY &      LIFE &     PROPERTY &
                                HEALTH       CASUALTY        HEALTH       CASUALTY       HEALTH      CASUALTY
                              INSURANCE     INSURANCE      INSURANCE     INSURANCE     INSURANCE    INSURANCE
--------------------------------------------------------------------------------------------------------------
Premiums
   Direct - written          $ 1,301,486   $ 1,032,554    $ 1,228,848   $ 1,127,354   $ 1,241,574   $  841,007
   Direct - unearned               1,642       (15,600)        (1,795)       (8,758)       (3,449)       8,397
--------------------------------------------------------------------------------------------------------------
   Direct - earned             1,303,128     1,016,954      1,227,053     1,118,596     1,238,125      849,404

   Assumed - written               1,512       286,052          1,475       231,200         3,023      208,020
   Assumed - unearned                (81)      (28,871)             -       (14,214)            -       (3,980)
--------------------------------------------------------------------------------------------------------------
   Assumed - earned                1,431       257,181          1,475       216,986         3,023      204,040

   Ceded - written               (12,584)     (378,285)       (12,595)     (442,084)      (14,065)    (278,642)
   Ceded - unearned                   36         2,658              2        11,521            73       10,005
--------------------------------------------------------------------------------------------------------------
   Ceded - earned                (12,548)     (375,627)       (12,593)     (430,563)      (13,992)    (268,637)
--------------------------------------------------------------------------------------------------------------

Premiums, net                $ 1,292,011   $   898,508    $ 1,215,935   $   905,019   $ 1,227,156   $  784,807
--------------------------------------------------------------------------------------------------------------

Claims, benefits and losses incurred
   Direct                    $   882,676   $ 1,024,874    $   831,323   $ 1,401,073   $   811,405   $  635,952
   Assumed                           871       171,457            878       146,060         1,437      127,264
   Ceded                         (15,133)     (485,484)       (29,338)     (817,012)      (12,584)    (183,583)
--------------------------------------------------------------------------------------------------------------

Claims, benefits
   and losses, net           $   868,414   $   710,847    $   802,863   $   730,121   $   800,258   $  579,633
--------------------------------------------------------------------------------------------------------------

The balance of reinsurance recoverables at December 31, 2012 and 2011 was $571,481 and $628,109, respectively. These balances are subject to uncertainties similar to the estimates of the gross reserves for claims and policy benefits and loss and loss adjustment expenses. The collection of the balances is also subject to risks.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The Company evaluates the risks of collection of these balances in determining the need to establish an allowance for uncollectible reinsurance. In making this determination, the Company considers, among other factors, the credit rating of the reinsurers, its past collection experience, the aging of balances, and any known credit concerns or disputes over contract interpretations. The aggregate recoverable balance of the three largest reinsurers was $454,599 or 79% and $518,374 or 83% at December 31, 2012 and 2011, respectively. No other reinsurer accounts for more than 10% of the balance at December 31, 2012. At December 31, 2012 and 2011 included among the balances from these three reinsurers is $280,455 and $320,080, respectively, due from the Federal Crop Insurance Corporation ("FCIC") under a crop reinsurance contract with the FCIC, an entity of the Department of Agriculture of the U.S. government. Based on the Company's evaluation, a nominal allowance for uncollectible reinsurance balances was established at December 31, 2012 and 2011.

The Company has entered into modified coinsurance agreements, under the terms of which the risk of loss is not sufficiently transferred to the reinsurers. Accordingly, the agreements are accounted for using the deposit method of accounting. As part of the agreements, the Company is required to manage certain assets according to guidelines contained in the agreements. These assets provide the basis for investment income to be earned and paid to the reinsurers. The pool of assets was $522,887 and $499,805 as of December 31, 2012 and 2011, respectively, and is approximately equal to the amount of reserves covered by the agreements. These assets are included in cash and investments in the consolidated balance sheets.

NOTE 7: DEFERRED POLICY ACQUISITION COSTS

A summary of the deferred policy acquisition costs ("DAC") deferred and amortized as of and for the year ended December 31, 2012 and 2011 is shown in the following table:

---------------------------------------------------------------------------------------------------------

                                                          2012                          2011
---------------------------------------------------------------------------------------------------------
                                                 Life and     Property and     Life and      Property and
                                                  Health        Casualty        Health         Casualty
                                                Insurance       Insurance      Insurance       Insurance
---------------------------------------------------------------------------------------------------------
Balance at beginning of year                  $     367,710   $     32,067   $     406,873   $     26,162
  Policy acquisition costs deferred                 221,679         59,544         223,837        125,309
  Policy acquisition costs amortized
    and adjustments for changes in
    life and health gross profit assumptions       (228,029)       (62,604)       (235,792)      (119,404)
  DAC effect of change in net unrealized
    gains on securities available for sale           (7,163)             -         (27,208)             -
---------------------------------------------------------------------------------------------------------

Balance at end of year                        $     354,197   $     29,007   $     367,710   $     32,067
---------------------------------------------------------------------------------------------------------

DEFERRED SALES INDUCEMENTS

The amount of sales inducements deferred is $4,685 and $5,398 at December 31, 2012, and 2011, respectively. The amount of amortization of sales inducements deferred is $779, $1,275 and $875 in 2012, 2011, and 2010, respectively.
Deferred sales inducements are included within other assets and receivables in the consolidated balance sheets.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

NOTE 8: LIABILITY FOR CLAIM RESERVES

The following table presents activity relating to unpaid claim and claim adjustment expense reserves for property and casualty and certain accident and health insurance policies:

----------------------------------------------------------------------------------------------------------

                                                       2012                              2011
----------------------------------------------------------------------------------------------------------
                                          ACCIDENT AND     PROPERTY AND      ACCIDENT AND    PROPERTY AND
                                             HEALTH         CASUALTY            HEALTH          CASUALTY
                                           INSURANCE        INSURANCE         INSURANCE        INSURANCE
----------------------------------------------------------------------------------------------------------
Balance as of January(1)                 $     408,702    $      770,560    $     404,965    $     496,259
  Less experience refunds liability             40,772            14,207           29,316           10,694
  Less reinsurance recoverables                  6,666           319,953            6,159           64,604
----------------------------------------------------------------------------------------------------------
Net balance as of January(1)                   361,264           436,400          369,490          420,961
----------------------------------------------------------------------------------------------------------
Incurred, net of reinsurance
   recoverable, related to
      Current year                             229,165           742,314          223,736          740,041
      Prior years                                2,450           (31,467)            (494)          (9,920)
----------------------------------------------------------------------------------------------------------
Total incurred                                 231,615           710,847          223,242          730,121
----------------------------------------------------------------------------------------------------------
Paid, net of reinsurance
   recoverable related to
      Current year                              74,875           588,324           77,813          581,153
      Prior years                              150,159           150,394          153,655          133,529
----------------------------------------------------------------------------------------------------------
 Total paid                                    225,034           738,718          231,468          714,682
----------------------------------------------------------------------------------------------------------
Net balance at December 31                     367,845           408,529          361,264          436,400
  Plus experience refunds liability             39,663            15,814           40,772           14,207
  Plus reinsurance recoverables                  7,348           288,082            6,666          319,953
----------------------------------------------------------------------------------------------------------

Balance at December 31                   $     414,856    $      712,425    $     408,702    $     770,560
==========================================================================================================

For accident and health products the liability for claim reserves from prior years increased by $2,450 in 2012 and decreased by $494 in 2011. For property and casualty products, the decrease was $31,467 and $9,920 in 2012 and 2011, respectively.

For accident and health products there was minimal change in 2012 and 2011. For property and casualty products, the 2012 and 2011 decreases in prior years incurred losses primarily relates to favorable development on the December 31, 2011 and 2010 crop reserves, respectively.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

NOTE 9: BENEFIT PLANS

The Company has noncontributory defined benefit pension plans that cover most full time employees. Certain employees and directors are also eligible for non-qualified defined benefit plans. Retirement benefits are provided using either a traditional or cash balance formula. The traditional formula provides benefits based on compensation and years of service. The cash balance formula utilizes notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits for each account balance. The cash balance formula applies to employees hired after December 31, 2001 for employees not covered under a collective bargaining agreement and September 1, 2005 for employees covered under a collective bargaining agreement. Benefits vest according to plan schedules. The Company's policy is to fund pension costs as required to meet the minimum funding requirements under the Employee Retirement Income Security Act of 1974. The Company is part of a mutual fund alliance and at December 31, 2012 and 2011, $39,977 and $69,125, respectively, of the benefit plan assets shown in the table below are invested in the Ultra Series Fund, a family of mutual funds which is managed by this alliance. See
Note 2, Mutual Fund Alliance, for further discussion.

The Company's Board adopted an amendment to freeze the traditional formula portion of the pension plan for non-represented employees, effective August 1, 2009. Employees retain the benefits they have accrued under the grandfathered plans as of the date of the freeze; however, no additional benefits will be accrued under the traditional formula. The Company continues to accrue future benefits for these employees under the cash balance formula. The Company has postretirement benefit plans which provide certain medical and life insurance benefits to eligible participants and dependents. The cost of postretirement benefits is recognized over the period the employees perform services to earn the benefits.

The measurement date for all benefit plans is December 31.

Amounts recognized in accumulated other comprehensive income related to pension and other postretirement benefit plans as of December 31, 2012 and 2011 are as follows:

----------------------------------------------------------------------------------------------------------

                                                     PENSION BENEFITS        OTHER POSTRETIREMENT BENEFITS
                                                ----------------------------------------------------------
                                                    2012          2011           2012           2011
----------------------------------------------------------------------------------------------------------
Net prior service (benefit)                     $  (14,312)   $   (16,254)   $       (564)    $       (857)
Net actuarial (gain) loss                          252,192        233,069          (2,961)          (4,584)
----------------------------------------------------------------------------------------------------------
Total recognized in accumulated
  other comprehensive income, before tax           237,880        216,815          (3,525)          (5,441)
Tax expense (benefit)                              (82,474)       (75,101)          1,234            1,904
----------------------------------------------------------------------------------------------------------

Total recognized in accumulated
  other comprehensive income, net of tax        $  155,406    $   141,714    $     (2,291)    $     (3,537)
----------------------------------------------------------------------------------------------------------

The estimated net actuarial (gain) loss and prior service (benefit) that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2013 for the pension plans are $18,861 and ($1,907), respectively. Other postretirement benefit plans have no actuarial (gain) loss to be amortized and ($148) of prior service (benefit) to be amortized in 2013.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The following table summarizes information about the plans at December 31:

------------------------------------------------------------------------------------------------------

                                                PENSION BENEFITS         OTHER POSTRETIREMENT BENEFITS
                                          ------------------------------------------------------------
                                               2012           2011           2012              2011
------------------------------------------------------------------------------------------------------
Fair value of plan assets                 $   649,258     $  582,810     $      8,467      $     8,207
Benefit obligation                           (817,124)      (740,280)         (64,977)         (60,418)
------------------------------------------------------------------------------------------------------

Net liability recognized in the
   consolidated balance sheet             $  (167,866)    $ (157,470)    $    (56,510)     $   (52,211)
======================================================================================================

The following table provides information for the plans for the years ended December 31:

-----------------------------------------------------------------------------------------------------------

                                            PENSION BENEFITS                OTHER POSTRETIREMENT BENEFITS
                                  -------------------------------------------------------------------------
                                      2012        2011         2010         2012        2011         2010
-----------------------------------------------------------------------------------------------------------
Employer contributions            $   32,903   $   62,423   $   19,363    $    998   $   1,085    $   1,319
Benefit payments                      34,297       33,985       36,624         998       1,085        1,319
Net periodic benefit cost             22,802       25,170       23,429       3,383       2,589        1,123
===========================================================================================================

The Company's accumulated benefit obligation for pension plans was $764,787 and $690,507 at December 31, 2012 and 2011, respectively.

ACTUARIAL ASSUMPTIONS

The Company's actuarial assumptions used to develop pension and other postretirement benefit obligations for the years ended December 31 were as follows:

--------------------------------------------------------------------------------------------------------

                                          PENSION BENEFITS                 OTHER POSTRETIREMENT BENEFITS
                                     -------------------------------------------------------------------
                                        2012            2011                  2012              2011
--------------------------------------------------------------------------------------------------------
Discount rate                                4.3%            5.1%                 4.4%               5.0%
Assumed rate of annual
  compensation increase                      4.4             4.1                  4.8                4.2
========================================================================================================

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation is 8.1% reducing to 4.6% by 2083.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The Company's actuarial assumptions used to develop pension and other postretirement benefit expenses for the years ended December 31 were as follows:

------------------------------------------------------------------------------------------------------------

                                            PENSION BENEFITS                OTHER POSTRETIREMENT BENEFITS
                               -----------------------------------------------------------------------------
                                  2012           2011        2010           2012        2011         2010
------------------------------------------------------------------------------------------------------------
Discount rate                         5.1%           5.5%        6.0%          5.0%         5.6%         6.1%
Assumed rate of annual
  compensation increase               4.4            4.1         4.1           4.8          4.2          4.2
Expected long-term
  rate of return on plan assets       7.2            7.2         7.1           7.2          7.2          7.1
============================================================================================================

In determining the discount rate for the year ended December 31, 2012 and 2011, the Company used a hypothetical bond portfolio of actual AA-rated securities matching the expected monthly benefits in the plans as the source for the discount rate. In determining the discount rate for the year ended December 31, 2010 the Company used the Citibank Above Median Pension Curve, which is represented by a series of annualized individual discount rates from six months to thirty years. The curve is constructed from the above median option adjusted spreads of AA-rated corporate bonds. In determining the expected long-term rate of return on plan assets, the Company used the current investment allocation applied to a long-term historical indexed rate of return for these asset classes.

MEDICARE PART D SUBSIDY

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The effects of the subsidy are reflected in the measurement of the net periodic other postretirement benefit costs. The effect of the subsidy for 2012 was a reduction of the other postretirement benefit cost of $206 including $185 related to service cost, $260 related to interest cost and $240 related to recognized net actuarial loss. Comparable figures for 2011 were a reduction of the other postretirement benefit cost of $285 including $189 related to service cost, $291 related to interest cost and ($195) related to recognized net actuarial (gain) loss. The subsidy reduced the 2012 accumulated benefit obligation for other postretirement benefits by $5,447 compared to $5,083 in 2011. Subsidies received in 2012 and 2011 amounted to $42 and $44, respectively.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

ESTIMATED FUTURE BENEFIT PAYMENTS

Estimated future benefit payments for the years ended December 31 are as follows:

----------------------------------------------------------------------------------

                                                                      OTHER
                                                                  POSTRETIREMENT
                                                                     BENEFITS
                                               PENSION              INCLUDING
                                               BENEFITS              SUBSIDY
----------------------------------------------------------------------------------
Estimated future benefit payments
    2013                                  $           41,278    $            1,680
    2014                                              42,105                 2,025
    2015                                              42,687                 2,371
    2016                                              43,955                 2,747
    2017                                              45,551                 3,096
    2018-2022                                        249,186                18,878
----------------------------------------------------------------------------------

We anticipate making a minimum contribution to the pension plans of approximately $30,000 in 2013 with future amounts to be determined based on future asset performance and liabilities. For other postretirement benefits, the employer contribution will be equivalent to the estimated 2013 benefits.

PENSION PLAN ASSETS

The Company's overall investment strategy is to achieve a mix of approximately 80 percent debt related exposure and 20 percent equity exposure. Equity securities primarily include investments in domestic large-cap and mid-cap mutual funds. Debt related securities primarily include investment grade corporate bond mutual funds. The Company limits its concentrations of risk by diversifying its plan assets through investment in funds rather than individual holdings. The Company maintains a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards, and review procedures to mitigate risk.

Overall investment strategy is intended to match market asset movements with discount rate related liability changes as closely as possible. This strategy is intended to limit the range of contributions needed by the Company to maintain the plan at minimum funding levels.

The Company invests the pension plans' assets with the goal of meeting short and long term obligations, employing optimization techniques to achieve the highest expected return under a target level of portfolio risk. The portfolio risk target is based on the pension plans' funded status, payout features, and participants' characteristics. This methodology takes into account asset class correlations to assure appropriate portfolio diversification. Asset class allocations are allowed to approximate target with a small tolerance to changes in overall portfolio risk.

The expected rates of return and variance for each asset class are derived using statistical techniques based on long-term historical data. Returns and correlations are adjusted slightly to reflect trends and portfolio manager expectations.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The Company's pension plan asset allocation at December 31, by asset category, as a percentage of plan assets, and the target allocation, is shown below:

---------------------------------------------------------------------------------------------

                                                                                 2012 TARGET
                                                2012             2011             ALLOCATION
---------------------------------------------------------------------------------------------
Asset category
  Mutual funds with debt securities                  75.8%            76.8%              80.0%
    Mutual funds with equity securities              17.6             14.3               20.0
    Cash equivalents and other                        6.6              8.9                  -
---------------------------------------------------------------------------------------------

      Total                                         100.0%           100.0%             100.0%
---------------------------------------------------------------------------------------------

The fair value of the Company's pension plan assets by asset category at December 31, 2012 are presented in the following table.

-----------------------------------------------------------------------------------------------------------------

                                              LEVEL 1              LEVEL 2           LEVEL 3             TOTAL
-----------------------------------------------------------------------------------------------------------------
Cash equivalents                          $        15,246      $             -    $           -      $     15,246
Mutual funds with debt securities                 482,723                9,617                -           492,340
Mutual funds with equity securities                92,140               21,902                -           114,042
Limited partnerships and other assets                   -                    -           27,630            27,630
-----------------------------------------------------------------------------------------------------------------

   Total plan assets                      $       590,109      $        31,519    $      27,630      $    649,258
=================================================================================================================

The fair value of the Company's pension plan assets by asset category at December 31, 2011 are presented in the following table.

-----------------------------------------------------------------------------------------------------------------

                                              LEVEL 1              LEVEL 2           LEVEL 3             TOTAL
-----------------------------------------------------------------------------------------------------------------
Cash equivalents                          $        47,989      $             -    $           -      $     47,989
Mutual funds with debt securities                 415,042               32,432                -           447,474
Mutual funds with equity securities                54,643               28,499                -            83,142
Limited partnerships and other assets                   -                    -           20,217            20,217
-----------------------------------------------------------------------------------------------------------------

   Total plan assets(1)                   $       517,674      $        60,931    $      20,217      $    598,822
=================================================================================================================

(1) Total plan assets do not include payables related to the settlement of pending trades of $16,012 as of December 31, 2011.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

A summary of valuation techniques for classes of pension plan assets by fair value hierarchy level are as follows:

Level 1 Measurements
--------------------

Cash equivalents: Consists of money market funds; valuation is based on the closing price as of the balance sheet date.

Mutual funds with debt securities: Consists of actively traded mutual funds that have daily quoted net asset values at which the Company could transact.

Mutual funds with equity securities: Consists of actively traded mutual funds based on daily quoted net asset values for identical assets in active markets that the Company can access.

Level 2 Measurements
--------------------

Mutual funds with debt securities: Consists of mutual funds where the valuation is based on observable inputs such as quoted net asset values for identical assets in markets that are not active and/or similar assets in markets that are active.

Mutual funds with equity securities: Consists of mutual funds where the valuation is based on observable inputs such as quoted net asset values for identical assets in markets that are not active and/or similar assets in markets that are active.

Level 3 Measurements
--------------------

Limited partnerships and other assets: Valuation of limited partnerships is based on the fair value of the partnership as determined by the general partner based on the underlying holdings.

The following table sets forth the fair values of assets classified as Level 3 within the fair value hierarchy at December 31, 2012:

-------------------------------------------------------------------------------------------------------

                                            RETURN ON      RETURN ON           NET          BALANCE
                            BALANCE        PLAN ASSETS-   PLAN ASSETS-      PURCHASES     DECEMBER 31,
                        JANUARY 1, 2012       HELD            SOLD         AND (SALES)        2012
-------------------------------------------------------------------------------------------------------
Limited partnerships
   and other assets     $        20,217   $       3,073   $         247   $      4,093   $       27,630
-------------------------------------------------------------------------------------------------------

   Total assets         $        20,217   $       3,073   $         247   $      4,093   $       27,630
=======================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The following table provides the components of the items included in net purchases, sales and maturities for 2012.

-------------------------------------------------------------------------------------

                                                                        NET PURCHASES
                                            PURCHASES        SALES       AND (SALES)
-------------------------------------------------------------------------------------
Limited partnerships and other assets      $     7,510    $     3,417   $       4,093
-------------------------------------------------------------------------------------

   Total assets                            $     7,510    $     3,417   $       4,093
=====================================================================================

The following table sets forth the fair values of assets classified as Level 3 within the fair value hierarchy at December 31, 2011:

---------------------------------------------------------------------------------------------------------

                            BALANCE        RETURN ON      RETURN ON             NET            BALANCE
                           JANUARY 1,     PLAN ASSETS-   PLAN ASSETS-         PURCHASES      DECEMBER 31,
                             2011             HELD           SOLD            AND (SALES)         2011
---------------------------------------------------------------------------------------------------------
Limited partnerships
   and other assets       $      11,588   $      1,836   $         222     $         6,571   $     20,217
---------------------------------------------------------------------------------------------------------

   Total assets           $      11,588   $      1,836   $         222     $         6,571   $     20,217
=========================================================================================================

The following table provides the components of the items in net purchases, sales and maturities for 2011.

-----------------------------------------------------------------------------------------------

                                                                                  NET PURCHASES
                                              PURCHASES             SALES          AND (SALES)
-----------------------------------------------------------------------------------------------
Limited partnerships and other assets         $     7,997       $     1,426       $       6,571
-----------------------------------------------------------------------------------------------

   Total assets                               $     7,997       $     1,426       $       6,571
-----------------------------------------------------------------------------------------------

OTHER POST EMPLOYMENT BENEFITS

The Company has a plan to provide severance pay and continuation of certain life and health benefits to qualifying inactive or former employees during the severance period. The Company also provides certain life and health benefits to employees in disability status. The liability for these other post employment benefits was $9,206 and $9,210 at December 31, 2012 and 2011, respectively.

DEFINED CONTRIBUTION PLANS

The Company sponsors thrift and savings plans, which covers substantially all regular full-time employees and agents who meet certain eligibility requirements. Under the plans, the Company may make contributions based on certain criteria. The Company's contributions for the years ended December 31, 2012, 2011 and 2010 were $14,197, $12,910 and $11,985, respectively.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

OTHER DEFERRED COMPENSATION PLANS

The Company also has a variety of deferred compensation plans for key executives and directors. The accrued liability for these plans was $55,040 and $79,123 as of December 31, 2012 and 2011, respectively, and is included in accounts payable and other liabilities in the consolidated balance sheet.

NOTE 10: STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

CMFG Life and its insurance company affiliates file statutory-basis financial statements with insurance regulatory authorities of the insurance companies' state of domicile ("Insurance Department"). Statutory surplus as of December 31, 2012 and 2011 and statutory basis net income (loss) for the years ended 2012, 2011 and 2010 for CMFG Life and its insurance affiliates is presented in the table below.

--------------------------------------------------------------------------------------------------------------

                                                        STATUTORY                    STATUTORY BASIS
                                                         SURPLUS                    NET INCOME (LOSS)
                                                    2012         2011        2012          2011        2010
--------------------------------------------------------------------------------------------------------------
CMFG Life Insurance Company                     $1,458,010   $ 1,400,973   $  97,015    $  80,589    $  33,437
CUMIS Insurance Society, Inc. and Subsidiary       562,068       501,788      32,603       40,145       16,415
MEMBERS Life Insurance Company                      16,995        28,811       3,259       (1,885)      (1,219)
Producers Agriculture Insurance Company             59,082        51,842       6,221        5,409        5,264
Producers Llyods Insurance Company                   6,038         5,937          50          108          281
CUMIS Vermont, Inc.                                100,193        44,043     (23,691)     (18,305)      15,936
CMFG Life Vermont, Inc.(1)                          64,707             -      (1,100)           -            -
==============================================================================================================

(1) CMFG Life Vermont, Inc. was established during 2012.

An Insurance Department has allowed CMFG Life to use an accounting practice which differs from prescribed statutory accounting practices (permitted practices). This permitted practice relates to the carrying value of mortgage insurance affiliates. The use of this permitted practice increased reported statutory surplus by $20,521 and $29,136 as of December 31, 2012 and 2011, respectively.

CMFG Life and its insurance subsidiaries are subject to statutory regulations as to the payment of dividends. CMFG Life, along with its wholly-owned subsidiaries, CUMIS Insurance Society, Inc. and subsidiary, and MEMBERS Life Insurance Company, are domiciled in Iowa and, based on statutory regulations, could pay dividends up to $145,801, $62,073 and $1,495, respectively, at December 31, 2012, without prior approval of the Insurance Department. Producers Agriculture Insurance Company ("PAIC") and Producers Lloyds Insurance Company are wholly-owned subsidiaries of CMFG Life domiciled in Texas and based on statutory regulations, could pay dividends up to $6,221 and $604, respectively, at December 31, 2012, without prior approval of the Texas Insurance Department. In both Iowa and Texas, dividends in excess of these amounts are classified as Extraordinary Dividends, and require approval by the Insurance Department prior to payment. All dividends for CUMIS Vermont, Inc. and CMFG Life Vermont, Inc., domiciled in Vermont, require approval by the Insurance Department.

Risk-based capital requirements promulgated by the National Association of Insurance Commissioners require U.S. insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk, and general business risk. At December 31, 2012, CMFG Life and its insurance subsidiaries' adjusted surplus exceeded the minimum requirements.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

NOTE 11: NOTES AND INTEREST PAYABLE

The following table provides the details of notes and interest payable and capital lease obligations at December 31:

-------------------------------------------------------------------------------------------------------------

                                                                                         2012         2011
-------------------------------------------------------------------------------------------------------------
CMFG Life Insurance Company
  Surplus notes                                                                        $  88,010    $  88,010
  Line of credit - Federal Home Loan Bank                                                121,082            -

Producers Agriculture Insurance Company, Inc. line of credit - JP Morgan Chase Bank       55,008       40,040
Secured promissory note                                                                        -        6,133
-------------------------------------------------------------------------------------------------------------

  Total notes and interest payable                                                       264,100      134,183
=============================================================================================================

Capital lease obligations                                                                 48,812       35,897
-------------------------------------------------------------------------------------------------------------

Total notes and interest payable and capital lease obligations                         $ 312,912    $ 170,080
=============================================================================================================

CMFG LIFE INSURANCE COMPANY - SURPLUS NOTES

The 8.5% surplus notes, issued in 2010, are due July 2030. Interest on the notes is payable semi-annually. The surplus notes are subordinated, unsecured obligations of the Company, ranking subordinate to the claims of policyholders and all other creditors. The Company may not pay any principal, interest or make-whole amounts (fee paid on prepayment of principal) unless it has given notice to the applicable insurance regulatory authority and received approval to make any such payment. A request for payment of interest due January 2013 was approved by the applicable insurance regulatory authority. Beginning on July 31, 2020, and continuing annually thereafter until July 2030, scheduled principal payments (in equal annual installments) will be due and payable, subject to the foregoing regulatory approvals. The Company is required to comply with certain financial covenants including maintenance of a minimum statutory risk-based capital ratio and minimum total adjusted statutory capital level. At December 31, 2012, the Company was in compliance with these covenants.

CMFG LIFE INSURANCE COMPANY - LINE OF CREDIT - FEDERAL HOME LOAN BANK

The Company has additional borrowing capacity as a result of contractual arrangements with the Federal Home Loan Bank of Des Moines ("FHLB") that were entered into in 2007 and evidenced by Advances, Collateral Pledge, and Security Agreements. These agreements provide that the Company is entitled to borrow from the FHLB if the Company purchases FHLB restricted stock and provides securities as collateral for such borrowings. The amount of such permitted borrowings would be 22.5 times the Company's FHLB stock ownership, with an overall limitation based on 30% of the Company's statutory assets. Interest on borrowings was calculated daily at floating rates that ranged from 0.24% to 0.38% in 2012 and 0.29% to 0.41% in 2011. As of December 31, 2012 and 2011, the Company owned $17,340 and $11,902 of FHLB restricted common stock, respectively. The Company had $145,767 of pledged securities at December 31, 2012. There were no pledged securities at December 31, 2011.

CUNA MUTUAL FINANCIAL GROUP, INC. - LINE OF CREDIT - JP MORGAN CHASE BANK

CMFG Life entered into a $200,000 three year unsecured revolving credit facility agreement with JP Morgan Chase Bank and other lenders in 2010. In June 2012 the facility was renewed with borrowing capacity of $300,000 and reassigned to the CMFG Life's parent company, CMFG, and CMFG Life and other subsidiaries were designated as borrowers under the new agreement. Under the original facility, a fee was assessed on the

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

unused committed principal ranging from .20% to .35% per year. The unused fee was determined based on CMFG Life's debt to capital ratio and was assessed at ..25% at December 31, 2011 and 2010, respectively. Under the revised facility, the unused fee was assessed at .20% at December 31, 2012 and the fee is now paid by CMFG. Under the original agreement interest amounts were calculated based on certain benchmark interest rates. CMFG Life was required to comply with certain financial covenants including a maximum ratio of total debt to stockholder's equity, a minimum statutory risk-based capital ratio, and minimum statutory surplus. At December 31, 2011 CMFG Life was in compliance with these covenants. Under the new facility, interest amounts are calculated based on certain benchmark interest rates plus a spread that ranges from 1.375% to 1.75% based on CMFG's debt to capital ratio. CMFG is required to comply with financial covenants including a maximum ratio of total debt to capital and a minimum consolidated net worth. CMFG Life and CUMIS are required to comply with minimum statutory risk-based capital ratios. CMFG, CMFG Life, and CUMIS were in compliance with these covenants at December 31, 2012. As of December 31, 2012 and 2011, there were no outstanding borrowings under the JP Morgan facility. The credit facility expires in June, 2016. CMFG designated up to $95,000 from the line of credit to be used to fund the capital needs of two subsidiaries in the event that the subsidiaries need additional capital to meet regulatory minimums. Accordingly, $205,000 of the line of credit was available for general corporate purposes.

..
PRODUCERS AGRICULTURE INSURANCE COMPANY, INC. - LINE OF CREDIT - JP MORGAN CHASE BANK

Producers Agriculture Insurance Company, Inc., a consolidated subsidiary of the Company entered into a $35,000 one year revolving credit facility agreement with JP Morgan Chase Bank in November 2010, to which CMFG Life serves as guarantor. In August 2012 and November 2011, the subsidiary completed amendments to this credit facility agreement that increased borrowing capacity to $80,000 and $50,000, respectively, and extended the maturity date for an additional year. Under the amended facility, an annual non-use fee of .08% on the daily amount of the unused committed principal is assessed. A non-use fee of .125% per year on the daily amount of the unused committed principal was assessed per the previous agreement. Under the previous agreement, interest accrued at the Eurodollar rate plus .75% and under the amended agreement, interest accrues at the Eurodollar rate plus .50%. Interest is due at maturity or quarterly, whichever is first. Under these agreements, CMFG Life, as guarantor, is required to comply with financial covenants including a maximum ratio of total debt to stockholder's equity, a minimum statutory risk-based capital ratio, and minimum statutory surplus. The subsidiary is required to comply with a minimum statutory risk-based capital ratio. At December 31, 2012, the subsidiary and CMFG Life were in compliance with all of these covenants. Interest on borrowings was calculated daily at a rates ranging from 0.75% to 1.00% in 2012 and 1.06% in 2011. As of December 31, 2012 and 2011, CMFG Life has pledged assets of $98,946 and $53,436, respectively, to secure this guarantee. The credit facility expires in August 2013.

OTHER

The secured 5.0% promissory note, issued to the former owners of Producers Ag Insurance Group, Inc. ("ProAg") as part of the acquisition described in Note 15, became due and the outstanding balance was repaid in March 2012.

CAPITAL LEASE OBLIGATIONS

Capital lease obligations are included in Accounts payable and other liabilities in the accompanying consolidated balance sheets.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

NOTE 12: ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income are as follows:

----------------------------------------------------------------------------------------------------------------------

                                           FOREIGN
                                          CURRENCY       UNREALIZED       PENSION                        ACCUMULATED
                                         TRANSLATION     INVESTMENT      AND OTHER                          OTHER
                                            GAINS        GAINS AND     POSTRETIREMENT    DISCONTINUED    COMPREHENSIVE
                                          (LOSSES)       SHADOW DAC       BENEFITS        OPERATIONS     INCOME (LOSS)
----------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2010               $   (32,696)    $   32,514    $     (122,628)   $     14,693    $   (108,117)

  Change in foreign currency
    translation, net of tax - ($3,986)         1,251              -                 -          (9,730)         (8,479)
  Change in unrealized holding
    gains, net of tax - $120,159                   -        221,781                 -           6,970         228,751
  Change in pension and other
    postretirement benefits,
    net of tax - ($8,373)                          -              -           (15,549)              -         (15,549)
----------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2011                   (31,445)       254,295          (138,177)         11,933          96,606

  Change in foreign currency
    translation, net of tax - $6,552             (35)             -                 -           2,316           2,281
  Change in unrealized holding
    gains, net of tax - $120,559                   -        235,983                 -         (14,249)        221,734
  Change in pension and other
    postretirement benefits,
    net of tax - ($8,043)                          -              -           (14,938)              -         (14,938)
----------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2012               $   (31,480)    $  490,278    $     (153,115)   $          -    $    305,683
======================================================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

NOTE 13: COMMITMENTS AND CONTINGENCIES

INVESTMENT COMMITMENTS

The Company has the following investment commitments outstanding at December 31:

-------------------------------------------------------------------------------

                                                        2012            2011
-------------------------------------------------------------------------------
Limited partnerships
   Energy                                           $   117,857    $     77,858
   Mezzanine                                            192,622         150,199
   Private equity                                       113,011          71,694
   Real estate                                           10,702          22,750
Mortgage loans                                            8,050          32,150
Private placement debt                                   28,000          14,601
Bank loans                                                1,312           1,000
-------------------------------------------------------------------------------

Total investment commitments                        $   471,554    $    370,252
===============================================================================

Limited partnership commitments generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments.

Mortgage loan commitments are agreements to fund commercial mortgages after year end for loans approved prior to year end.

Private placement debt commitments are contracts signed prior to year end to purchase debt securities after year end.

Bank loan commitments represent commitments to acquire loans from banks at a specified future date.

LEASES

The Company contracts for long-term leases for office space, autos, and equipment, most of which are classified as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and amortized on a straight-line basis over the defined lease term.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The Company accounts for certain lease agreements as capital leases. The Company includes capital leases in Office properties, equipment and computer software and had the following asset balances related to capital leases at December 31:

-------------------------------------------------------------------------------------------------

                                                                           2012           2011
-------------------------------------------------------------------------------------------------
Capital leases
  Computer software                                                    $    37,872    $    14,662
  Office properties                                                         15,730         16,375
  Office equipment                                                           8,405         10,310
-------------------------------------------------------------------------------------------------
    Total cost of office properties, equipment and computer software        62,007         41,347
    Accumulated amortization                                               (10,032)        (5,121)
-------------------------------------------------------------------------------------------------
Capital leases less accumulated amortization                           $    51,975    $    36,226
=================================================================================================

Amortization of capitalized leased assets is included in operating and other expenses in the consolidated statements of comprehensive income.

The Company has the following future minimum capital and operating lease payments as of December 31.

---------------------------------------------------------------------------------------------------

                                                                FUTURE MINIMUM      FUTURE MINIMUM
                                                                     CAPITAL           OPERATING
                                                                LEASE PAYMENTS      LEASE PAYMENTS
---------------------------------------------------------------------------------------------------
2013                                                           $         12,481    $          4,338
2014                                                                     12,888               2,825
2015                                                                     12,347               2,385
2016                                                                     14,285               1,933
2017                                                                          -               1,710
Thereafter                                                                    -               2,675
---------------------------------------------------------------------------------------------------
   Total minimum lease payments                                          52,001    $         15,866
                                                                                   ================
   Less amount representing interest                                     (3,189)
===============================================================================
Present value of minimum lease payments under capital lease    $         48,812
===============================================================================

Rental expense included in the Company's results of operations amounted to $9,503, $10,876 and $7,951 in 2012, 2011 and 2010, respectively.

In December 2011, the Company entered into two sale leaseback transactions with an unrelated party to sell and leaseback software and equipment. In December 2012, the Company entered into an additional sale leaseback transaction to sell and leaseback software. These assets were previously included in office properties, equipment and computer software. The combined book value of these assets was $39,695 and $29,942 as of December 31, 2012 and 2011, respectively. The lease term for software is 4 years with annual lease payments of $2,430 and $3,686 for the leases beginning in 2012 and 2011, respectively. The lease term for the equipment is 5 years with annual lease payments of $2,459. At the end of each year of each lease, the Company has the option of purchasing the software and equipment at a predetermined percentage of the original sale price. The leases are accounted for as capital leases.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

INSURANCE GUARANTY FUNDS

The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during 2012 and prior years. The Company includes a provision for all known assessments that will be levied as well as an estimate of amounts that it believes will be assessed in the future relating to past insolvencies. The Company has established a liability of $1,072 and $2,164 at December 31, 2012 and 2011, respectively, for guaranty fund assessments. The Company also estimates the amount recoverable from future premium tax payments related to these assessments and has established an asset of $667 and $1,632 at December 31, 2012 and 2011, respectively. Recoveries of assessments from premium taxes are generally made over a five-year period.

CAPITAL SUPPORT AGREEMENT

As described in Note 3, Investments--Equity in Unconsolidated Affiliates, the Company has an investment in CMG MI a 50/50 corporate joint venture with PMI. The Company is party to a capital support agreement revised in 2010 whereby PMI and the Company agreed to contribute up to $37,650 each, subject to certain limitations, so as to maintain the statutory risk-to-capital ratio of CMG MI at or below 23 to 1. The Company was required to place investments in trust to secure its obligations under this capital support agreement. The period of the agreement is three years, but may be terminated earlier if certain conditions are met. At December 31, 2012, the statutory risk-to-capital ratio for CMG was 22 to 1. The carrying value of securities owned by the Company and held in a trust pursuant to this agreement was $41,193 and $39,357 as of December 31, 2012 and 2011, respectively. In the event that the Company is obligated to provide capital support to CMG MI to meet the terms of the agreement, it may draw from this trust.

LEGAL MATTERS

Various legal and regulatory actions, including state market conduct exams and federal audits, are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is routinely involved in a number of lawsuits and other types of proceedings, some of which may involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and involve a range of the Company's practices. The ultimate outcome of these disputes is unpredictable.

These matters in some cases raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies. In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the consolidated financial statements of the Company.

NOTE 14: DISCONTINUED OPERATIONS

The Company sold certain operations in 2011 and prior years. These operations have been accounted for in the accompanying financial statements as discontinued operations. Accordingly, the results of operations and the gain or loss on the sale of the discontinued operations, net of taxes, the assets of the discontinued operations, and the liabilities of the discontinued operations are each reported on a single line in the consolidated statements of comprehensive income and balance sheets for all years presented.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

The principal components of discontinued operations relate to three dispositions, including one transaction in 2011 (the sale of the Company's Australian life insurance operations), and two transactions from earlier years.

On April 1, 2011, the Company sold its Australian life insurance operations and executed a reinsurance agreement to transfer its general Australian insurance business. The Company recorded $22,964 in proceeds and a $4,135 pre-tax gain on the sale in 2011. The Company wrote-off $3,571 of goodwill attributed to the sale that was reported as part of discontinued assets in 2010. In 2012, the Company completed the transfer of its general Australian insurance business and entered its remaining subsidiaries into final liquidation proceedings. As a result, the Company recorded a pre-tax currency translation adjustment loss of $10,255 within discontinued operations on the consolidated statements of comprehensive income.

On December 31, 2009, the Company sold its interest in a Canadian subsidiary. The Company recorded additional pre-tax gains of $5,186, and $9,639 in 2011 and 2010, respectively, after resolution of certain contingencies in those years.

In 1998, the Company sold a property and casualty insurance subsidiary. Under the terms of that agreement the Company was entitled to receive additional sales proceeds in the event the insurance reserves assumed by the purchaser developed favorably through 2011. In 2011 and 2010, the Company recorded a pre-tax benefit of $200 and $1,120, respectively.

The following table displays the components of discontinued operations for 2012, 2011 and 2010.

----------------------------------------------------------------------------------------------

                                                              2012          2011        2010
----------------------------------------------------------------------------------------------
Total revenues                                             $  15,715     $  41,232   $  99,395
Total expenses                                                12,067        48,439      89,020
----------------------------------------------------------------------------------------------
Income from discontinued operations before
  income taxes and non-operating items                         3,648        (7,207)     10,375
Gain on disposal                                                   -         9,321       9,639
Income tax expense (benefit)                                  (6,054)        3,502       6,209
----------------------------------------------------------------------------------------------

Gain (loss) from discontinued operations, net of tax       $   9,702     $  (1,388)  $  13,805
==============================================================================================

Included in the loss from discontinued operations for 2011 is $2,213 of disposal costs related to the sale of the Australian business operations.

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

Net assets of discontinued operations at December 31, 2011 are as follows:

------------------------------------------------------------------------------

                                                                     2011
------------------------------------------------------------------------------
ASSETS
   Investments                                                   $      41,056
   Cash and cash equivalents                                            47,078
   Reinsurance recoverables                                             79,288
   Deferred policy acquisition costs                                     3,229
   Net deferred tax asset                                                3,795
   Other assets and receivables                                         30,924
==============================================================================

   TOTAL ASSETS                                                        205,370
==============================================================================

LIABILITIES
   Reserves                                                            (18,018)
   Unearned premium                                                    (46,820)
   Reinsurance payable                                                 (50,286)
   Accounts payable and other liabilities                              (48,206)
------------------------------------------------------------------------------

   TOTAL LIABILITIES                                                  (163,330)
==============================================================================

TOTAL NET ASSETS                                                 $      42,040
==============================================================================

Summarized cash flow statement information for 2012, 2011 and 2010 relating to discontinued operations is as follows:

-------------------------------------------------------------------------------------------

                                                    2012            2011            2010
-------------------------------------------------------------------------------------------
Cash flows from operating activities            $   (25,480)    $   (33,170)    $    17,997
Cash flows from investing activities                    429          65,174          (4,206)
-------------------------------------------------------------------------------------------
Cash provided by discontinued operations            (25,051)         32,004          13,791

(Increase) decrease in cash included in
   net assets of discontinued operations             47,078         (19,104)        (12,249)
Effect of foreign exchange rate on cash
   balances of discontinued operations               (2,616)         (1,346)          5,994
-------------------------------------------------------------------------------------------

Cash flows from discontinued operations         $    19,411     $    11,554     $     7,536
===========================================================================================

--------------------------------------------------------------------------------

CMFG LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
($ in 000s)

--------------------------------------------------------------------------------

NOTE 15: ACQUISITION OF CONTROLLING AND NON-CONTROLLING INTERESTS

PRODUCERS AG INSURANCE GROUP, INC.

The Company has been involved in the crop insurance business since 2007. This involvement was first accomplished through reinsurance assumed from ProAg (see
Note 6 for further discussion) as well as partial equity ownership of ProAg which was subsequently increased.

From August 2007 to October 2009 the Company's held varying equity interests in ProAg. During this period the Company accounted for ProAg on an equity basis and thereby recorded its investment at cost plus its respective equity interest in the earnings of ProAg. On October 30, 2009, the Company purchased the remaining 77.4% of equity of ProAg, resulting in ProAg becoming a wholly-owned subsidiary of the Company as of October 30, 2009. Subsequent to that date the accounts of ProAg are consolidated in the accompanying consolidated financial statements.

Under the terms of the purchase agreement for the acquisition of the remaining equity, the stated purchase price was $42,876, which was comprised of a $14,238 cash payment and the issuance of notes payable of $28,638, and was subject to potential adjustments. The potential adjustments could require the Company to pay the former owners of ProAg additional amounts based on the future performance of ProAg as defined in the purchase agreement ("Additional Payments"), and resolution of indemnifications provided by the sellers ("Indemnifications"). In 2010, the Company finalized its business combination accounting with a resulting fair value of $41,795. Based on the Company's revised estimates, the adjusted fair value of the Additional Payments was $5,419 and the fair value of the Indemnifications was $6,500. These adjustments were made retrospectively as of the acquisition date. Adjustments in fair value of the contingencies subsequent to the acquisition date are recorded in the consolidated statements of comprehensive income. In 2011, the Indemnification was settled at the estimated amount. The Additional Payments fair value is minimal as of December 31, 2012 and settlement is planned for 2013.

CPI QUALIFIED PLAN CONSULTANTS, INC.

On June 30, 2009, the Company purchased 100% of the common stock of CPI Qualified Plan Consultants, Inc. ("CPI"), subject to potential adjustments. The potential adjustments require the Company to pay certain employees of CPI additional compensation based on retention and on future performance measures of CPI, as defined in the purchase agreement. The Company made payments pursuant to the agreement of $3,300 and $2,437 in 2012 and 2011, respectively. CPI is a third party plan administrator which administers a variety of employee benefit plans including retirement plans, 401(k), profit-sharing, money purchase and 403(b) plans.

NOTE 16: SUBSEQUENT EVENTS

The Company evaluated subsequent events through March 11, 2013, the date the financial statements were available for issuance. During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements, except:

On February 8, 2013, the Company entered into an agreement with a third party to dispose of its interest in CMG MI and CMGA. The agreement's closing is subject to approvals by various regulatory agencies and the satisfaction of customary closing conditions.

--------------------------------------------------------------------------------

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements. All required financial statements are included in Part B of this registration statement.

(b)   Exhibits
       1.(A) Resolution of the board of directors of CUNA Mutual Insurance Society establishing CUNA Mutual Variable Annuity Account ("Registrant"). Incorporated herein by reference to Form N-4 post-effective amendment number 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

         (B) Certified resolution of the board of directors of CUNA Mutual Insurance Society approving the merger between CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148423) filed with the Commission on January 2, 2008.

         (C) Certified resolution of the board of directors of CMFG Life Insurance Company approving the name change between CMFG Life Insurance Company and CUNA Mutual Insurance Society. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

          2.   Not Applicable.

       3.(A) Amended and Restated Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148423) filed with the Commission on January 2, 2008.

         (B) Amended and Restated Servicing Agreement related to the Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148423) filed with the Commission on January 2, 2008.

         (C) Form of Selling and Services Agreement. Incorporated herein by reference to post-effective amendment no. 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (D) Amended and Restated Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective February 23, 2011. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

       4.(A) Variable Annuity Contract Form No. 2000-VAII. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-40304) filed with the Commission on April 17, 2001.

         (B)     State Variations to Contract Form No. 2000-VAII.

         (C) TSA Endorsement, Form No. 1659 (VANN) 1197. Incorporated herein by reference to post-effective amendment number 7 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 17, 1998.

         (D) IRA Endorsement, Form No. 3762 (VANN) 1197. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-40304) filed with the Commission on April 17, 2001.

         (E) Roth IRA Endorsement, Form No. 99-VAROTH. Incorporated herein by reference to post-effective amendment number 9 to Form N-4 registration statement (File NO. 33-73738) filed with the Commission on April 22, 1999.

         (F) Executive Benefit Plan Endorsement, Form No. 98-EBP. Incorporated herein by reference to post-effective amendment number 8 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

         (G) Executive Benefit Plan Endorsement, Form No. 98-EBP. Incorporated herein by reference to post-effective amendment number 8 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

         (H) 7 Year Anniversary Value Death Benefit Rider. Incorporated herein by reference to Form N-4 initial registration statement (File No. 333-40304) filed with the Commission on June 28, 2000.

         (I) Maximum Anniversary Value Death Benefit Rider. Incorporated herein by reference to Form N-4 initial registration statement (File No. 333-40304) filed with the Commission on June 28, 2000.

         (J) Waiver of Surrender Charge Endorsement. Incorporated herein by reference to Form N-4 initial registration statement (File No. 333-40304) filed with the Commission on June 28, 2000.

         (K) Amendment to Contract, Form No. 2002-VAAMEND. Incorporated herein by reference to post-effective amendment number 2 to Form N-4 registration statement (File No. 333-40304) filed with the Commission on February 28, 2002.

         (L) Change of Annuitant Endorsement. Incorporated herein by reference to Form N-4 registration statement (File No. 333-40304) filed with the Commission on April 28, 2005.

         (M) Variable Annuity Contract Form No. VAIIAPP-2003. Incorporated herein by reference to post-effective amendment number 8 to Form N-4 registration statement (File No. 333-40304) filed with the Commission on April 26, 2006.

         (N) Variable Annuity Contract Form No. VAIIAPP-2003. Incorporated herein by reference to post-effective amendment number 9 to Form N-4 registration statement (File No. 333-40304) filed with the Commission on April 27, 2007.

         (O) CUNA Mutual Life Insurance Company and CUNA Mutual Insurance Society Merger Endorsement. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148423) filed with the Commission on January 2, 2008.

       5.(A) Variable Annuity Application. Incorporated herein by reference to Form N-4 pre-effective registration statement number 1 (File No. 333-40304) filed with the Commission on October 31, 2001.

         (B) State Variations to Application Form No. 2002-VAIIAPP. Incorporated herein by reference to post-effective amendment number 4 to N-4 registration statement (File No. 333-40304) filed with the Commission on April 25, 2003.

         (C) State Variations to Application Form No. 2002-VIIAPP. Incorporated herein by reference to post-effective amendment number 8 to N-4 registration statement (File No. 333-40304) filed with the Commission on April 26, 2006.

         (D) Variable Annuity Application, Form No. VAIIAP-2003 (NJ). Incorporated herein by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148423) filed with the Commission on April 25, 2008.

       6.(A) Certificate of Existence of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148423) filed with the Commission on January 2, 2008.

         (B) Amended and Restated Articles of Incorporation of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148423) filed with the Commission on January 2, 2008.

         (C) Amended and Restated Bylaws of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148423) filed with the Commission on January 2, 2008.

         (D) Amended and Restated Articles of Incorporation of CMFG Life Insurance Company. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

         (E) Amended and Restated Bylaws of CMFG Life Insurance Company. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

          7.   Not Applicable.

    8.(A)(i) Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and CUNA Mutual Life Insurance Company, dated February 20, 1997. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

        (ii) Amendment No. 1 between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and CUNA Mutual Life Insurance Company, effective September 21, 1999. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

       (iii) Amendment No. 2 to the Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Life Insurance Company, effective October 1, 2002. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

        (iv) Amendment No. 3 to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Panorama Series Fund, Inc. and CUNA Mutual Life Insurance Company, effective July 31, 2005. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

         (v) Fourth Amendment to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and CUNA Mutual Insurance Society, effective December 31, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

        (vi)     Fifth Amendment Participation Agreement between
                 OppenheimerFunds, Inc., Oppenheimer Variable Account Funds, and CUNA Mutual Insurance Society effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148423) filed with the Commission on April 25, 2008.

       (vii) Sixth Amendment to the Participation Agreement between OppenheimerFunds, Inc., Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., and CUNA Mutual Insurance Society effective July 8, 2008. Incorporated by reference to Form N-4 post-effective amendment number 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

      (viii) Shareholder Information Agreement between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and CUNA Brokerage Services, Inc. effective September 25, 2006. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

        (ix) Amendment 7 to the Participation Agreement between OppenheimerFunds, Inc., Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and CUNA Mutual Insurance Society effective February 3, 2009. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

         (x)   Amendment 8 to the Participation Agreement between
               OppenheimerFunds, Inc., Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and CUNA Mutual Insurance Society effective January 1, 2012. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

        (xi) Shareholder Information Agreement between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and CUNA Mutual Insurance Society, effective January 31, 2012. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 27, 2012.

       (xii)   Amendment 9 to the Participation Agreement between
               OppenheimerFunds, Inc., Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and CMFG Life Insurance Company effective June 20, 2012. Incorporated by reference to post-effective amendment number 17 (File No. 333-148426) filed with the Commission on April 26, 2013.

      (B)(i) Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated May 1, 2004. Incorporated by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

        (ii) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated May 3, 2004. Incorporated by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

       (iii) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated June 5, 2007. Incorporated by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

        (iv) Amendment No. 3 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc., effective December 31, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

         (v) Amendment No. 4 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148423) filed with the Commission on April 25, 2008.

        (vi) Rule 22c-2 Shareholder Information Agreement between Franklin Templeton Distributors, Inc. and CUNA Mutual Life Insurance Company dated April 16, 2007. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

       (vii) Amendment No. 5 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. dated December 10, 2010. Incorporated herein by reference to post-effective amendment number 4 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 27, 2011.

      (viii) Amendment No. 6 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CMFG Life Insurance Company and CUNA Brokerage Services, Inc. dated January 31, 2012. Incorporated herein by reference to Form N-4 post-effective amendment no. 17 (File No. 333-148426) filed with the Commission on April 26, 2013.

        (ix) Amendment No. 7 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CMFG Life Insurance Company and CUNA Brokerage Services, Inc. dated January 15, 2013. Incorporated herein by reference to Form N-4 post-effective amendment no. 17

                 (File No. 333-148426) filed with the Commission on April 26, 2013.

      (C)(i) Participation Agreement between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148423) filed with the Commission on April 25, 2008.

        (ii) Participation Agreement Amendment 1, between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 4 to Form N-4 (file No. 333-148426) filed with the Commission on November 24, 2008.

       (iii) Selling Agreement between Allianz Global Investors Distributors LLC and CUNA Brokerage Services, Inc. effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148423) filed with the Commission on April 25, 2008.

        (iv) Services Agreement between Allianz Global Investors Distributors LLC and CUNA Brokerage Services, Inc., effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

         (v) Novation of and Amendment to Participation Agreement between Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust and CUNA Mutual Insurance Society, effective November 16, 2010. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

        (vi) Amendment to Intermediary Agreements and New Intermediary Agreements between Allianz Global Investors Distributors LLC (f/k/a PIMCO Funds Distributors, LLC) PIMCO Investments LLC and CUNA Brokerage Services, Inc., effective November 16, 2010. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

       (vii) Termination, New Agreements and Amendments Relating to Selling Agreements for PIMCO Variable Insurance Trust between Allianz Global Investors Distributors, LLC, PIMCO Investments LLC, CUNA Brokerage Services, Inc. and CUNA Mutual Insurance Society, effective November 16, 2010. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

      (viii) PIMCO Services Agreement between PIMCO and CUNA Mutual Insurance Society, effective December 18, 2010. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

      (D)(i) Participation Agreement between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated October 1, 2002. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

        (ii) Amendment No. 1 between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., effective May 1, 2004. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

       (iii) Amendment No. 2 to the Participation Agreement between AIM Investments and CUNA Mutual Insurance Society dated March 19, 2008. Incorporated herein by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148423) filed with the Commission on April 25, 2008.

        (iv) Distribution Agreement between CUNA Brokerage Services, Inc. and Invesco AIM Distributors, Inc. dated April 9, 2008. Incorporated herein by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148423) filed with the Commission on April 25, 2008.

         (v) Rule 22c-2 Shareholder Information Agreement between AIM Investment Services, Inc. and CUNA Mutual Insurance Society effective October 16, 2006. Incorporated herein by reference to Form N-4 post-effective amendment number 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

        (vi) Amendment No. 4 to the Participation Agreement between AIM Variable Insurance Funds, CMFG Life Insurance Company and CUNA Brokerage Services, Inc. dated July 1, 2012. Incorporated herein by reference to Form N-4 post-effective amendment number 17 (File No. 333-148426) filed with the Commission on April 26, 2013.

      (E)(i) Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148423) filed with the Commission on April 25, 2008.

        (ii) Amendment to Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and CUNA Mutual Insurance Society dated June 15, 2008. Incorporated herein by reference to Form N-4 post-effective amendment number 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

      (F)(i) Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated June 30, 2009. Incorporated herein by reference to post-effective amendment number 9 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on July 10, 2009.

        (ii) Rule 22c-2 Shareholder Information Agreement between Ultra Series Fund and CUNA Mutual Insurance Society effective October 16, 2006. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148423) filed with the Commission on January 2, 2008.

       (iii) Amendment to Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated September 8, 2009. Incorporated herein by reference to post-effective amendment number 11 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on October 16, 2009.

        (iv) Amendment No. 2 to Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated December 4, 2009. Incorporated herein by reference to post-effective amendment number 12 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on February 4, 2010.

         (v) Amendment No. 3 to Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated November 20, 2010. Incorporated herein by reference to post-effective amendment number 15 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 27, 2011.

         (G) Administrative Services Agreement between CUNA Mutual Life Insurance Society and AIM Advisors, Inc. dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

      (H)(i) Administrative Services Agreement between Franklin Templeton Services, LLC and CUNA Mutual Insurance Society dated March 31, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

        (ii) Amendment No. 1 to Administrative Services Agreement between Franklin Templeton Services, LLC and CUNA Mutual Insurance Society dated September 10, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

      (I)(i) Administrative Services Letter Agreement between Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management and CUNA Mutual Insurance Society dated January 1, 2009. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

        (ii) Shareholder Services Agreement between Van Kampen Funds, Inc., and CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

         (J) Services Agreement between Pacific Investment Management Company LLC ("PIMCO") and CUNA Mutual Insurance Society effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

      (K)(i) Services Letter Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. dated July 10, 2008. Incorporated herein by reference to post-effective amendment number 44 to Form N-1A (File No. 002-87775) filed with the Commission on April 17, 2009.

        (ii) Services Letter Agreement between CUNA Mutual Insurance Society and Mosaic Funds Distributor, LLC dated June 30, 2009. Incorporated herein by reference to post-effective amendment number 9 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on July 10, 2009.

          9. Opinion and Consent of Counsel from Pamela M. Krill. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148423) filed with the Commission on April 25, 2008.

         10.   i)  Deloitte & Touche LLP Consent. Filed herewith.
               ii) Ernst & Young LLP Consent. Filed herewith.

         11.   Not applicable.

         12.   Not applicable.

         13. Powers of Attorney. Signed pursuant to Power of Attorney dated April 9, 2013. Incorporated by reference to post-effective amendment number 16 (File No. 333-148426) filed with the Commission on April 26, 2013.
          A.   Power Attorney (James M. Power).
          B.   Power Attorney (David P. Marks).
          C.   Power Attorney (Alastair C. Shore).
          D.   Power Attorney (Jeff Post)
          E.   Power Attorney (Robert N. Trunzo).

ITEM 25. DIRECTORS AND OFFICERS OF CMFG LIFE INSURANCE COMPANY

NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------                 ------------------------------------
James M. Power                                      Director, Executive Vice President and
5910 Mineral Point Road                             Chief Product Officer
Madison, WI 53705

David P. Marks                                      Director, Executive Vice President and
5910 Mineral Point Road                             Chief Investment Officer
Madison, WI 53705

Jeff Post                                           Director, President and Chief Executive
5910 Mineral Point Road                             Officer
Madison, WI 53705

Alastair C. Shore                                   Director, Treasurer, Executive Vice
5910 Mineral Point Road                             President and Chief Financial Officer
Madison, WI 53705

Robert N. Trunzo                                    Director, Executive Vice President and
5910 Mineral Point Road                             Chief Operating Officer
Madison, WI 53705

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The registrant is a segregated asset account of CMFG Life Insurance Company and is therefore owned and controlled by CMFG Life Insurance Company. CMFG Life Insurance Company is a stock life insurance company. CMFG Life is duly authorized and licensed to do a life and health insurance business in forty-nine other states, the District of Columbia, and in foreign countries. Various companies and other entities are controlled by CMFG Life Insurance Company and may be considered to be under common control with the registrant or CMFG Life Insurance Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                           CUNA Mutual Holding Company
                  Organizational Chart As Of February 28, 2013

CUNA Mutual Holding Company is a mutual insurance holding company, and as such is controlled by its policy owners. CUNA Mutual Holding Company was formed under the Plan of Reorganization of CMFG Life Insurance Company. CUNA Mutual Holding Company, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries:

CUNA MUTUAL FINANCIAL GROUP, INC.
STATE OF DOMICILED: Iowa

        CMFG LIFE INSURANCE COMPANY
        STATE OF DOMICILE: Iowa

CMFG LIFE INSURANCE COMPANY, EITHER DIRECTLY OR INDIRECTLY, IS THE CONTROLLING COMPANY OF THE FOLLOWING WHOLLY-OWNED SUBSIDIARIES, ALL OF WHICH ARE INCLUDED IN THE CMFG LIFE INSURANCE COMPANY'S CONSOLIDATED FINANCIAL STATEMENTS:

1.    CUNA Mutual Investment Corporation owns the following:
      State of domicile: Wisconsin

        a.   CUMIS Insurance Society, Inc. owns the following:
             State of domicile: Iowa

             (1)   CUMIS Specialty Insurance Company, Inc.
                   State of domicile: Iowa

        b.   CUNA Brokerage Services, Inc.
             State of domicile: Wisconsin

        c.   CUMIS Vermont, Inc.
             State of domicile: Vermont

        d.   MEMBERS Life Insurance Company
             State of domicile: Iowa

        e.   International Commons, Inc.
             State of domicile: Wisconsin

        f.   CUNA Mutual Insurance Agency, Inc.
             State of domicile: Wisconsin

        g.   MEMBERS Capital Advisors, Inc.
             State of domicile: Iowa

        h.   CMG Student Lending Services, LLC
             State of domicile: Delaware

        i.   CPI Qualified Plan Consultants, Inc.
             State of domicile: Delaware

        j.   MEMBERS Financial Services, Inc.
             State of domicile: Texas

        k.   Producers Ag Insurance Group, Inc. owns the following:
             State of domicile: Delaware

             (1)   Pro Ag Management, Inc. owns the following:
                   State of domicile: Illinois

                     a. Producers Agriculture Insurance Company owns the following:
                          State of domicile: Texas

                          (i)   Crop Hail Management, Inc.
                                State of domicile: Texas

2.   CUNA Mutual Caribbean Holdings Ltd. owns the following:
     Country of domicile: Trinidad and Tobago

     a.         CUNA Caribbean Insurance Society Limited owns the following:
                Country of domicile: Trinidad and Tobago

                (1) CUNA Caribbean Insurance Services Limited Country of domicile: Trinidad and Tobago

3.   CUNA Mutual Group Holdings Europe, Ltd. owns the following:
     County of domicile: Ireland

     a.    CUNA Mutual Group Services (Ireland) Limited
           Country of domicile: Ireland

     b.    CUNA Mutual Life Assurance (Europe), Limited
           Country of domicile: Ireland

     c.    CUNA Mutual Insurance (Europe) Limited
           (was CUNA Mutual General Risk Services (Ireland) Limited) Country of domicile: Ireland

     d.    CUNA Mutual Group, Limited
           Country of domicile: United Kingdom

     e.    CUNA Mutual International Finance, Ltd.
           Country of domicile: Cayman Islands

     f.    CUNA Mutual International Holdings, Ltd. Owns the following:
           Country of domicile: Cayman Islands

           (1)   CUNA Mutual Australia, Ltd. owns the following:
                 Country of domicile: Australia

4.   CMFG Life Vermont, Inc.
     State of domicile : Vermont

5.   6834 Hollywood Boulevard, LLC
     State of domicile: Delaware

6.   TruStage Insurance Agency, LLC
     State of domicile: Iowa

7.   CUNA Mutual Management Services, LLC
     State of domicile: Iowa

CMFG LIFE INSURANCE COMPANY, EITHER DIRECTLY OR THROUGH A WHOLLY-OWNED SUBSIDIARY, MAY CONTROL THE FOLLOWING COMPANIES, EACH OF WHICH IS NOT INCLUDED IN CMFG LIFE INSURANCE COMPANY'S CONSOLIDATED FINANCIAL STATEMENT (EXCEPT PRODUCERS LLOYDS INSURANCE COMPANY) PURSUANT TO APPLICABLE REGULATION:

1.   MEMBERS Development Company, LLC partially owns the following:
     13% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

     a.   Procura, LLC
          27.08% ownership by MEMBERS Development Company, LLC
          State of domicile: California

2.   MEMBERS Trust Company
     9.23% ownership CMFG Life Insurance Company
     State of domicile: Florida

3.   CMG Mortgage Insurance Company
     50% ownership by CMFG Life Insurance Company
     State of domicile: Wisconsin

4.   CMG Mortgage Assurance Company owns the following:
     50% ownership by CMFG Life Insurance Company
     State of domicile: Wisconsin

     a.   CMG Mortgage Reinsurance Company
          100% CMG Mortgage Assurance Company
          State of domicile: Wisconsin

5.   Benefits Partner, LLC
     15% CUNA Mutual Insurance Society
     State of domicile: Michigan

6.   Producers Lloyds Insurance Company
     Controlled by Producers Ag Insurance Group, Inc.
     State of domicile: Texas

ITEM 27. NUMBER OF CONTRACTOWNERS

       As of February 28, 2013 there were 2,142 non-qualified contracts outstanding and 3,456 qualified contracts outstanding.

ITEM 28. INDEMNIFICATION.

       Section 8 of the Amended and Restated Bylaws of CMFG Life Insurance Company and Article V of CMFG Life Insurance Company Amended and Restated Articles of Incorporation together provide for indemnification of officers or directors of CMFG Life Insurance Company against claims and liabilities the officers or directors become subject to by reason of having served as officer or director of CMFG Life Insurance Company or any subsidiary or affiliate company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such person in the line of duty as director or officer, except liability arising out of the officers' or directors' willful misconduct.

       Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

    (a) CUNA Brokerage Services, Inc. is the principal underwriter for the Registrant as well as for the CMFG Variable Life Insurance Account.

    (b)      Officers and Directors of CUNA Brokerage Services, Inc.

      NAME AND PRINCIPAL                        POSITIONS AND OFFICE WITH UNDERWRITER
       BUSINESS ADDRESS
Kevin R. Cummer**                   Treasurer
Timothy Halevan**                   Vice President, Chief Compliance Officer
Ross D. Hansen*                     Vice President, Associate General Counsel and Secretary
Carolyn A. Jahnke*                  Assistant Secretary
Stephen W. Koslow*                  Director
Thomas J. Merfeld*                  Director
James H. Metz*                      President and Director
Jason A. Pisarik*                   Director
Richard R. Roy*                     Director

*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.
**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

       (c) CUNA Brokerage Services, Inc. is the only principal underwriter. The services provided by CUNA Brokerage Services are set forth in the Amended and Restated Distribution Agreement and Amended and Restated Servicing Agreement filed as exhibits to this registration statement.

-----------------------------------------------------------------------------------------------------------
              (1)                         (2)                 (3)               (4)               (5)
 Name of Principal Underwriter            Net            Compensation        Brokerage        Compensation
                                     Underwriting        on Redemption      Commissions
                                     Discounts and
                                     Commissions
-----------------------------------------------------------------------------------------------------------
CUNA Brokerage Services, Inc.         $1,108,721*              0              $381,376          $727,345
-----------------------------------------------------------------------------------------------------------

*Information as of December 31, 2012.

ITEM 30. LOCATION BOOKS AND RECORDS

       All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by CMFG Life Insurance Company at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CMFG Life Insurance Company, both at 5910 Mineral Point Road, Madison, Wisconsin 53705; and se2, 5801 SW Sixth Ave, Topeka, Kansas 66636-0001.

ITEM 31. MANAGEMENT SERVICES

       All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

       (a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

       (b) The Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send CMFG Life Insurance Company for a statement of additional information.

       (c) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to CMFG Life Insurance Company at the address or phone number listed in the Prospectus.

       (d) CMFG Life Insurance Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

       (e) CMFG Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CMFG Life Insurance Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed in its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin as of 26 day of April, 2013.

                                    CMFG VARIABLE ANNUITY ACCOUNT (REGISTRANT)

                By:   /s/ Jeff Post
                      ----------------------------------------------------------
                      Jeff Post
                      President and Chief Executive Officer, CMFG Life Insurance Company

                                    CMFG LIFE INSURANCE COMPANY (DEPOSITOR)

                By:   /s/ Jeff Post
                      ----------------------------------------------------------
                      Jeff Post
                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as of the dates indicated.

SIGNATURE AND TITLE                                           DATE

By:   /s/ Brian J. Borakove                                   April 26, 2013
      --------------------------------------------------
      Brian J. Borakove
      VP - Corporate Controller

By:   /s/ Alastair C. Shore                                   April 26, 2013
      --------------------------------------------------
      Alastair C. Shore
      Director, Treasurer, Executive Vice President and
      Chief Financial Officer

By:   /s/ Jeff Post                                           April 26, 2013
      --------------------------------------------------
      Jeff Post
      Director, President and Chief Executive Officer

By:   *                                                       April 26, 2013
      --------------------------------------------------
      James M. Power
      Director

By:   *                                                       April 26, 2013
      --------------------------------------------------
      David P. Marks
      Director

By:   *                                                       April 26, 2013
      --------------------------------------------------
      Alastair C. Shore
      Director

By:   *                                                       April 26, 2013
      --------------------------------------------------
      Jeff Post
      Director and Chairman of the Board

By:   *                                                       April 26, 2013
      --------------------------------------------------
      Robert N. Trunzo
      Director and Vice Chairman of the Board

*Signed pursuant to Power of Attorney dated April 9, 2013, filed electronically with post-effective amendment number 17 (File No. 333-148426) filed with the Commission on April 26, 2013.

By:    /s/ Ross D. Hansen
       -------------------------------------------------
       Ross D. Hansen
       Associate General Counsel

                                  EXHIBIT INDEX
                     10 i)   Deloitte & Touche LLP Consent.
                       ii)   Ernst & Young LLP Consent.